Schedule of Investments
Blue Chip Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,085 $ 4
TOTAL INVESTMENT COMPANIES $ 4
COMMON STOCKS - 100 .00 % Shares Held Value (000's)
Aerospace & Defense - 3 .58%
TransDigm Group Inc
(b)
691,953 $ 399,983
Chemicals - 1 .36%
Linde PLC 337,179 107,270
Sherwin-Williams Co/The 134,682 44,612
$ 151,882
Commercial Services - 5 .12%
CoStar Group Inc
(b)
1,837,153 142,857
PayPal Holdings Inc
(b)
1,636,829 302,633
S&P Global Inc 275,817 125,698
$ 571,188
Diversified Financial Services - 7 .97%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
62,940 3,609
Charles Schwab Corp/The 1,281,064 99,141
Mastercard Inc 1,517,763 477,974
Visa Inc 1,595,049 309,073
$ 889,797
Healthcare - Products - 5 .96%
Danaher Corp 1,170,644 376,526
IDEXX Laboratories Inc
(b)
126,959 77,200
Intuitive Surgical Inc
(b)
653,965 212,107
$ 665,833
Insurance - 0 .60%
Progressive Corp/The 714,943 66,447
Internet - 23 .96%
Alphabet Inc - A Shares
(b)
47,611 135,118
Alphabet Inc - C Shares
(b)
221,181 630,153
Amazon.com Inc
(b)
285,514 1,001,318
Etsy Inc
(b)
289,165 79,399
Meta Platforms Inc
(b)
1,310,077 425,068
Netflix Inc
(b)
573,043 367,836
Spotify Technology SA
(b)
153,725 36,663
$ 2,675,555
Lodging - 1 .21%
Hilton Worldwide Holdings Inc
(b)
1,000,385 135,122
Media - 2 .99%
Charter Communications Inc
(b)
398,812 257,744
Liberty Broadband Corp - C Shares
(b)
488,118 75,585
$ 333,329
Pharmaceuticals - 0 .90%
Zoetis Inc 453,394 100,672
Private Equity - 5 .83%
Brookfield Asset Management Inc 9,398,983 527,941
KKR & Co Inc 1,648,537 122,734
$ 650,675
REITs - 3 .50%
American Tower Corp 1,490,910 391,334
Retail - 2 .90%
CarMax Inc
(b)
518,026 73,171
Costco Wholesale Corp 184,670 99,607
O'Reilly Automotive Inc
(b)
85,264 54,412
Starbucks Corp 880,361 96,523
$ 323,713
Semiconductors - 4 .81%
NVIDIA Corp 1,645,079 537,546
Software - 29 .31%
Adobe Inc
(b)
832,635 557,741
Autodesk Inc
(b)
518,448 131,784
Intuit Inc 882,231 575,479
Microsoft Corp 3,430,799 1,134,188
Roper Technologies Inc 350,816 162,831
salesforce.com Inc
(b)
1,856,420 529,005
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(b)
58,864 $ 20,023
Twilio Inc
(b)
564,353 161,490
$ 3,272,541
TOTAL COMMON STOCKS $ 11,165,617
Total Investments $ 11,165,621
Other Assets and Liabilities -  0.00% 280
TOTAL NET ASSETS - 100.00% $ 11,165,901
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 34 .12%
Communications 26 .95%
Financial 17 .90%
Consumer, Non-cyclical 11 .98%
Consumer, Cyclical 4 .11%
Industrial 3 .58%
Basic Materials 1 .36%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
November 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,611 $ 156,879 $ 175,486 $ 4
$ 18,611 $ 156,879 $ 175,486 $ 4
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .07%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
5,000 $ 665
Money Market Funds - 8 .98%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,891,729 2,891
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
77,831,526 77,832
$ 80,723
TOTAL INVESTMENT COMPANIES $ 81,388
BONDS - 31 .53%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 60
Omnicom Group Inc
2.45%, 04/30/2030 155 154
2.60%, 08/01/2031 35 35
WPP Finance 2010
3.75%, 09/19/2024 75 80
$ 329
Aerospace & Defense - 0 .59%
Boeing Co/The
2.70%, 02/01/2027 110 112
2.75%, 02/01/2026 85 87
2.80%, 03/01/2024 200 207
2.95%, 02/01/2030 140 141
3.25%, 02/01/2028 85 88
3.50%, 03/01/2039 200 199
3.63%, 02/01/2031 85 90
3.95%, 08/01/2059 290 303
4.51%, 05/01/2023 630 658
5.04%, 05/01/2027 315 355
5.71%, 05/01/2040 120 153
5.81%, 05/01/2050 155 209
5.88%, 02/15/2040 100 127
General Dynamics Corp
1.15%, 06/01/2026 60 59
2.25%, 06/01/2031 60 61
3.25%, 04/01/2025 80 85
3.50%, 05/15/2025 235 252
4.25%, 04/01/2040 155 189
L3Harris Technologies Inc
1.80%, 01/15/2031 35 34
Lockheed Martin Corp
4.07%, 12/15/2042 105 125
4.09%, 09/15/2052 162 202
4.70%, 05/15/2046 75 99
Northrop Grumman Corp
3.20%, 02/01/2027 130 139
Raytheon Technologies Corp
1.90%, 09/01/2031 155 149
2.38%, 03/15/2032 60 60
2.82%, 09/01/2051 150 147
3.03%, 03/15/2052 60 61
3.20%, 03/15/2024 75 78
4.13%, 11/16/2028 270 303
4.70%, 12/15/2041 350 435
Teledyne Technologies Inc
0.95%, 04/01/2024 60 60
2.25%, 04/01/2028 60 60
$ 5,327
Agriculture - 0 .31%
Altria Group Inc
2.35%, 05/06/2025 65 67
2.45%, 02/04/2032 60 56
3.40%, 05/06/2030 125 129
3.70%, 02/04/2051 60 57
4.00%, 02/04/2061 60 58
5.38%, 01/31/2044 25 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Altria Group Inc   (continued)
5.80%, 02/14/2039 $ 350 $ 423
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 61
BAT Capital Corp
2.26%, 03/25/2028 150 146
2.73%, 03/25/2031 150 145
2.79%, 09/06/2024 210 217
3.46%, 09/06/2029 210 218
3.98%, 09/25/2050 150 146
BAT International Finance PLC
1.67%, 03/25/2026 150 148
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 61
Philip Morris International Inc
0.88%, 05/01/2026 85 82
1.75%, 11/01/2030 85 81
4.13%, 03/04/2043 300 335
Reynolds American Inc
4.45%, 06/12/2025 220 238
5.70%, 08/15/2035 50 59
5.85%, 08/15/2045 50 61
$ 2,817
Airlines - 0 .08%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 129 131
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 291 288
Southwest Airlines Co
3.00%, 11/15/2026 80 84
5.25%, 05/04/2025 130 144
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 65 66
$ 713
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 155 161
3.25%, 03/27/2040 155 171
$ 332
Automobile Manufacturers - 0 .40%
American Honda Finance Corp
0.55%, 07/12/2024 55 54
0.65%, 09/08/2023 150 150
1.20%, 07/08/2025 160 159
1.30%, 09/09/2026 60 59
1.95%, 05/10/2023 155 158
Cummins Inc
4.88%, 10/01/2043 25 33
General Motors Co
4.88%, 10/02/2023 80 85
5.15%, 04/01/2038 160 193
5.20%, 04/01/2045 85 105
5.40%, 04/01/2048 65 83
6.25%, 10/02/2043 75 102
General Motors Financial Co Inc
1.05%, 03/08/2024 60 60
1.20%, 10/15/2024 155 155
1.25%, 01/08/2026 55 54
1.50%, 06/10/2026 60 59
1.70%, 08/18/2023 320 323
2.35%, 01/08/2031 55 53
2.40%, 04/10/2028 60 60
2.40%, 10/15/2028 155 154
2.70%, 06/10/2031 60 59
4.00%, 10/06/2026 75 81

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
PACCAR Financial Corp
0.35%, 08/11/2023 $ 160 $ 159
0.35%, 02/02/2024 60 59
1.80%, 02/06/2025 100 102
Toyota Motor Corp
1.34%, 03/25/2026 115 114
Toyota Motor Credit Corp
0.45%, 01/11/2024 55 54
0.50%, 08/14/2023 160 159
0.50%, 06/18/2024 60 59
0.80%, 10/16/2025 55 54
1.15%, 08/13/2027 160 155
1.65%, 01/10/2031 55 53
1.80%, 02/13/2025 155 158
1.90%, 09/12/2031 60 59
2.00%, 10/07/2024 145 149
$ 3,573
Automobile Parts & Equipment - 0 .04%
BorgWarner Inc
4.38%, 03/15/2045 300 355
Banks - 5 .87%
Banco Santander SA
1.85%, 03/25/2026 200 199
2.75%, 05/28/2025 200 207
3.49%, 05/28/2030 200 211
Bank of America Corp
0.52%, 06/14/2024
(e)
210 208
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(e)
205 204
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(e)
115 114
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(e)
150 148
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
310 307
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 208
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 114
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
250 239
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 196
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(e)
365 370
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(e)
60 59
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 113
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
300 309
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(e)
120 116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.57%, 10/20/2032
(e)
260 261
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 177
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 452
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 75
Secured Overnight Financing Rate + 1.88%
2.97%, 07/21/2052
(e)
115 117
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.31%, 04/22/2042
(e)
$ 115 $ 122
Secured Overnight Financing Rate + 1.58%
3.46%, 03/15/2025
(e)
500 524
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(e)
60 67
Secured Overnight Financing Rate + 1.65%
3.86%, 07/23/2024
(e)
200 209
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(e)
110 130
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(e)
75 82
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 96
4.10%, 07/24/2023 75 79
4.33%, 03/15/2050
(e)
255 319
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 98
5.88%, 02/07/2042 60 85
6.11%, 01/29/2037 250 337
Bank of Montreal
0.95%, 01/22/2027
(e)
55 53
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 163
3.30%, 02/05/2024 350 367
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 243
0.50%, 04/26/2024 150 148
0.75%, 01/28/2026 60 58
1.65%, 07/14/2028 245 243
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 149
1.05%, 03/02/2026 60 59
1.30%, 06/11/2025 155 155
1.30%, 09/15/2026 60 59
2.15%, 08/01/2031 60 60
4.50%, 12/16/2025 60 66
Barclays PLC
2.65%, 06/24/2031
(e)
310 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 200 201
3.81%, 03/10/2042
(e)
200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 416
4.97%, 05/16/2029
(e)
200 229
3 Month USD LIBOR + 1.90%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 54
1.25%, 06/22/2026 60 58
Citigroup Inc
0.78%, 10/30/2024
(e)
130 129
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(e)
385 382
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(e)
60 58
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
295 294
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
185 181
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(e)
155 157
Secured Overnight Financing Rate + 1.67%

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
2.52%, 11/03/2032
(e)
$ 155 $ 155
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 201
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 312
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 60
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 156
Secured Overnight Financing Rate + 1.42%
3.52%, 10/27/2028
(e)
125 134
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 119
3.88%, 01/24/2039
(e)
220 250
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 121
4.30%, 11/20/2026 75 83
4.45%, 09/29/2027 75 83
4.65%, 07/30/2045 115 147
6.68%, 09/13/2043 360 548
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 258
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 247
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 495
0.52%, 08/09/2023 250 249
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(e)
150 152
Secured Overnight Financing Rate + 2.16%
3.04%, 05/28/2032
(e)
150 151
Secured Overnight Financing Rate + 1.72%
3.95%, 02/27/2023 100 103
4.10%, 01/13/2026 250 269
Fifth Third Bank NA
1.80%, 01/30/2023 250 253
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(e)
115 114
Secured Overnight Financing Rate + 0.51%
0.67%, 03/08/2024
(e)
115 115
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(e)
245 240
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(e)
120 120
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(e)
395 384
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
115 113
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 59
Secured Overnight Financing Rate + 0.82%
1.99%, 01/27/2032
(e)
640 613
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
85 83
Secured Overnight Financing Rate + 1.25%
2.62%, 04/22/2032
(e)
115 115
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(e)
60 60
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 114
Secured Overnight Financing Rate + 1.47%
3.21%, 04/22/2042
(e)
60 62
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(e)
75 79
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 346
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
3.75%, 02/25/2026 $ 75 $ 81
3.81%, 04/23/2029
(e)
75 82
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 118
4.41%, 04/23/2039
(e)
175 209
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 195
6.25%, 02/01/2041 220 319
6.75%, 10/01/2037 210 297
HSBC Holdings PLC
1.65%, 04/18/2026
(e)
240 239
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 293
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
310 312
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 196
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
225 231
Secured Overnight Financing Rate + 1.40%
2.85%, 06/04/2031
(e)
200 202
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 500 541
3.97%, 05/22/2030
(e)
300 327
3 Month USD LIBOR + 1.61%
4.58%, 06/19/2029
(e)
240 269
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 139
HSBC USA Inc
3.50%, 06/23/2024 500 529
Huntington National Bank/The
1.80%, 02/03/2023 325 329
ING Groep NV
3.55%, 04/09/2024 300 316
4.55%, 10/02/2028 300 346
JPMorgan Chase & Co
0.56%, 02/16/2025
(e)
60 59
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(e)
195 194
Secured Overnight Financing Rate + 0.60%
0.77%, 08/09/2025
(e)
115 113
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(e)
370 366
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(e)
115 114
Secured Overnight Financing Rate + 0.58%
1.04%, 02/04/2027
(e)
115 112
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(e)
135 131
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 240
Secured Overnight Financing Rate + 0.77%
1.51%, 06/01/2024
(e)
220 222
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(e)
115 114
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 128
Secured Overnight Financing Rate + 1.11%
1.95%, 02/04/2032
(e)
115 110
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
155 157
Secured Overnight Financing Rate + 1.59%
2.07%, 06/01/2029
(e)
255 252
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
145 147
Secured Overnight Financing Rate + 1.85%

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.18%, 06/01/2028
(e)
$ 220 $ 220
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
320 327
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(e)
65 62
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(e)
120 121
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
115 116
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(e)
95 98
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(e)
235 244
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(e)
235 248
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
115 125
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
200 215
3 Month USD LIBOR + 0.95%
3.56%, 04/23/2024
(e)
75 78
3 Month USD LIBOR + 0.73%
3.80%, 07/23/2024
(e)
180 188
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 90
3.88%, 09/10/2024 75 80
4.01%, 04/23/2029
(e)
350 387
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(e)
230 257
3 Month USD LIBOR + 1.26%
5.60%, 07/15/2041 370 518
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(e)
250 249
Secured Overnight Financing Rate + 0.34%
KeyCorp
2.25%, 04/06/2027 110 112
Korea Development Bank/The
0.40%, 06/19/2024 200 198
0.80%, 04/27/2026 200 195
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(d)
250 191
0.25%, 10/19/2023 305 303
0.25%, 03/08/2024 175 173
0.38%, 07/18/2025 315 307
0.50%, 09/20/2024 175 173
0.63%, 01/22/2026 155 152
1.00%, 10/01/2026 90 89
2.13%, 01/17/2023 775 790
2.38%, 12/29/2022 440 450
2.50%, 11/20/2024 500 524
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 175 173
2.38%, 06/10/2025 230 240
Lloyds Banking Group PLC
4.58%, 12/10/2025 575 631
4.65%, 03/24/2026 475 524
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 199
1.54%, 07/20/2027
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
1.64%, 10/13/2027
(e)
$ 200 $ 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 205
2.80%, 07/18/2024 200 208
3.20%, 07/18/2029 200 212
3.75%, 07/18/2039 200 227
Mizuho Financial Group Inc
1.24%, 07/10/2024
(e)
200 201
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(e)
200 196
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(e)
200 203
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(e)
200 207
Secured Overnight Financing Rate + 1.24%
Morgan Stanley
0.53%, 01/25/2024
(e)
100 100
Secured Overnight Financing Rate + 0.46%
0.73%, 04/05/2024
(e)
210 209
Secured Overnight Financing Rate + 0.62%
0.79%, 01/22/2025
(e)
115 114
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(e)
115 113
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(e)
80 77
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
200 198
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
115 113
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 153
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
135 128
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 91
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 113
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(e)
210 203
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 130
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(e)
255 263
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(e)
210 209
Secured Overnight Financing Rate + 1.43%
3.13%, 01/23/2023 220 226
3.22%, 04/22/2042
(e)
60 63
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(e)
90 97
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 103
3.75%, 02/25/2023 150 156
3.88%, 04/29/2024 75 80
3.95%, 04/23/2027 60 66
4.00%, 07/23/2025 25 27
4.30%, 01/27/2045 320 396
5.00%, 11/24/2025 75 84
6.38%, 07/24/2042 315 479
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 254

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(e)
$ 200 $ 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
5.08%, 01/27/2030
(e)
400 466
3 Month USD LIBOR + 1.91%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 297
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 124
2.31%, 04/23/2032
(e)
245 246
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 110 115
Royal Bank of Canada
0.43%, 01/19/2024 115 114
0.50%, 10/26/2023 100 99
1.15%, 07/14/2026 60 59
1.20%, 04/27/2026 115 113
1.95%, 01/17/2023 265 269
Santander Holdings USA Inc
3.40%, 01/18/2023 75 77
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 500 501
State Street Corp
2.20%, 03/03/2031 60 60
2.35%, 11/01/2025
(e)
110 114
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 50 52
3.30%, 12/16/2024 75 80
3.70%, 11/20/2023 75 79
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 200
1.90%, 09/17/2028 200 196
2.13%, 07/08/2030 200 197
2.14%, 09/23/2030 150 144
2.35%, 01/15/2025 200 205
2.93%, 09/17/2041 60 59
3.01%, 10/19/2026 75 79
3.04%, 07/16/2029 200 210
3.45%, 01/11/2027 165 177
Toronto-Dominion Bank/The
0.25%, 01/06/2023 110 110
0.45%, 09/11/2023 240 239
0.70%, 09/10/2024 60 59
0.75%, 06/12/2023 125 125
1.15%, 06/12/2025 125 124
1.20%, 06/03/2026 60 59
2.00%, 09/10/2031 60 60
Truist Bank
1.25%, 03/09/2023 250 252
Truist Financial Corp
1.20%, 08/05/2025
(f)
60 60
1.27%, 03/02/2027
(e)
195 191
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 128
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 59
4.00%, 05/01/2025 75 81
US Bancorp
1.38%, 07/22/2030 110 104
2.40%, 07/30/2024 190 197
2.49%, 11/03/2036
(e)
170 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
0.81%, 05/19/2025
(e)
$ 175 $ 173
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(e)
220 222
Secured Overnight Financing Rate + 1.60%
2.19%, 04/30/2026
(e)
485 495
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
220 223
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(e)
485 499
Secured Overnight Financing Rate + 2.53%
3.55%, 09/29/2025 75 80
3.58%, 05/22/2028
(e)
375 404
3 Month USD LIBOR + 1.31%
4.75%, 12/07/2046 250 316
4.90%, 11/17/2045 75 96
5.38%, 11/02/2043 185 245
Westpac Banking Corp
1.15%, 06/03/2026 60 59
1.95%, 11/20/2028 60 60
2.00%, 01/13/2023 155 158
2.15%, 06/03/2031 60 60
2.35%, 02/19/2025 150 155
2.89%, 02/04/2030
(e)
155 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(e)
45 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 59
4.11%, 07/24/2034
(e)
145 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 52,774
Beverages - 0 .66%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 250 301
4.90%, 02/01/2046 250 317
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 91
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 142
4.35%, 06/01/2040 130 153
4.50%, 06/01/2050 130 161
4.60%, 04/15/2048 35 43
4.75%, 04/15/2058 75 95
4.95%, 01/15/2042 25 31
5.45%, 01/23/2039 200 262
5.80%, 01/23/2059 210 308
8.20%, 01/15/2039 60 98
Coca-Cola Co/The
1.00%, 03/15/2028 265 253
1.50%, 03/05/2028 60 59
1.75%, 09/06/2024 140 143
2.25%, 01/05/2032 60 61
2.50%, 06/01/2040 140 139
2.50%, 03/15/2051 115 112
2.60%, 06/01/2050 140 139
2.88%, 05/05/2041 60 62
3.00%, 03/05/2051 90 96
Constellation Brands Inc
2.25%, 08/01/2031 150 146
3.15%, 08/01/2029 90 95
Diageo Capital PLC
2.13%, 10/24/2024 200 205
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 171

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Keurig Dr Pepper Inc
2.25%, 03/15/2031 $ 60 $ 59
3.35%, 03/15/2051 60 63
4.42%, 05/25/2025 75 82
4.99%, 05/25/2038 250 313
Molson Coors Beverage Co
3.00%, 07/15/2026 105 110
4.20%, 07/15/2046 250 277
PepsiCo Inc
0.40%, 10/07/2023 100 100
0.75%, 05/01/2023 95 95
1.40%, 02/25/2031 130 124
1.95%, 10/21/2031 200 199
2.63%, 10/21/2041 225 229
2.75%, 03/01/2023 75 77
2.75%, 10/21/2051 225 234
2.85%, 02/24/2026 90 96
2.88%, 10/15/2049 145 153
$ 5,894
Biotechnology - 0 .31%
Amgen Inc
1.65%, 08/15/2028 125 121
2.00%, 01/15/2032 120 115
2.25%, 08/19/2023 60 61
2.45%, 02/21/2030 155 157
3.00%, 01/15/2052 120 117
3.15%, 02/21/2040 155 158
3.38%, 02/21/2050 155 162
5.15%, 11/15/2041 113 145
Biogen Inc
4.05%, 09/15/2025 160 174
5.20%, 09/15/2045 30 40
Gilead Sciences Inc
1.65%, 10/01/2030 150 143
2.60%, 10/01/2040 75 72
2.80%, 10/01/2050 150 146
2.95%, 03/01/2027 240 253
3.50%, 02/01/2025 75 79
3.65%, 03/01/2026 75 81
4.15%, 03/01/2047 25 29
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 150
Royalty Pharma PLC
0.75%, 09/02/2023 155 154
1.75%, 09/02/2027 155 152
2.20%, 09/02/2030 155 149
3.30%, 09/02/2040 155 155
$ 2,813
Building Materials - 0 .18%
Carrier Global Corp
2.24%, 02/15/2025 155 158
2.49%, 02/15/2027 155 158
3.38%, 04/05/2040 155 162
3.58%, 04/05/2050 155 165
Johnson Controls International plc
5.13%, 09/14/2045 47 63
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 116
Martin Marietta Materials Inc
0.65%, 07/15/2023 60 60
2.50%, 03/15/2030 155 156
3.20%, 07/15/2051 60 61
Masco Corp
1.50%, 02/15/2028 60 58
Owens Corning
4.30%, 07/15/2047 150 176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Vulcan Materials Co
3.50%, 06/01/2030 $ 295 $ 320
$ 1,653
Chemicals - 0 .36%
Dow Chemical Co/The
2.10%, 11/15/2030 160 158
3.60%, 11/15/2050 160 175
DuPont de Nemours Inc
4.21%, 11/15/2023 50 53
5.32%, 11/15/2038 145 187
5.42%, 11/15/2048 185 260
Eastman Chemical Co
4.65%, 10/15/2044 75 92
Ecolab Inc
1.30%, 01/30/2031 150 141
2.13%, 08/15/2050 150 136
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 61
Linde Inc/CT
1.10%, 08/10/2030 160 150
LYB International Finance II BV
3.50%, 03/02/2027 300 323
LYB International Finance III LLC
1.25%, 10/01/2025 65 64
2.25%, 10/01/2030 130 130
3.63%, 04/01/2051 130 139
4.20%, 10/15/2049 160 187
Mosaic Co/The
4.25%, 11/15/2023 300 316
5.63%, 11/15/2043 25 34
Nutrien Ltd
1.90%, 05/13/2023 95 96
3.00%, 04/01/2025 150 157
PPG Industries Inc
1.20%, 03/15/2026 60 59
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 245
Westlake Chemical Corp
3.13%, 08/15/2051 60 58
$ 3,221
Commercial Mortgage Backed Securities - 0 .72%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(g)
500 526
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 504
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 949
Fannie Mae-Aces
2.51%, 11/25/2022
(g)
614 620
3.09%, 12/25/2027
(g)
918 986
Freddie Mac Multifamily Structured Pass
Through Certificates
3.17%, 10/25/2024 1,000 1,055
3.21%, 03/25/2025 1,248 1,325
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 166 167
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 328 339
$ 6,471
Commercial Services - 0 .23%
American University/The
3.67%, 04/01/2049 35 41
Automatic Data Processing Inc
1.70%, 05/15/2028 60 60

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
California Institute of Technology
4.32%, 08/01/2045 $ 50 $ 66
Global Payments Inc
1.20%, 03/01/2026 45 44
1.50%, 11/15/2024 65 65
2.65%, 02/15/2025 140 144
3.20%, 08/15/2029 140 145
4.15%, 08/15/2049 70 79
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 221
4.68%, 07/01/2114 100 157
Moody's Corp
2.55%, 08/18/2060 160 144
5.25%, 07/15/2044 90 123
PayPal Holdings Inc
1.35%, 06/01/2023 155 157
2.40%, 10/01/2024 145 150
2.85%, 10/01/2029 145 153
S&P Global Inc
1.25%, 08/15/2030 160 151
2.50%, 12/01/2029 55 57
3.25%, 12/01/2049 55 61
University of Southern California
5.25%, 10/01/2111 20 34
$ 2,052
Computers - 0 .71%
Apple Inc
0.70%, 02/08/2026 275 269
1.20%, 02/08/2028 285 276
1.40%, 08/05/2028 60 59
1.65%, 02/08/2031 140 136
1.70%, 08/05/2031 115 112
2.38%, 02/08/2041 140 137
2.40%, 01/13/2023 75 76
2.40%, 05/03/2023 75 77
2.40%, 08/20/2050 210 200
2.55%, 08/20/2060 105 100
2.65%, 02/08/2051 140 139
2.70%, 08/05/2051 85 85
2.80%, 02/08/2061 140 140
2.95%, 09/11/2049 140 146
3.20%, 05/11/2027 110 118
3.75%, 11/13/2047 195 232
4.38%, 05/13/2045 80 103
4.65%, 02/23/2046 170 225
Dell International LLC / EMC Corp
4.00%, 07/15/2024 300 319
5.30%, 10/01/2029 300 356
5.45%, 06/15/2023 63 67
6.02%, 06/15/2026 300 349
8.35%, 07/15/2046 105 175
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 457
2.25%, 04/01/2023 140 142
4.45%, 10/02/2023 160 169
4.90%, 10/15/2025 200 222
6.20%, 10/15/2035 75 99
HP Inc
1.45%, 06/17/2026
(h)
60 59
3.00%, 06/17/2027 140 147
6.00%, 09/15/2041 355 474
International Business Machines Corp
3.50%, 05/15/2029 160 174
4.15%, 05/15/2039 195 228
4.70%, 02/19/2046 145 188
NetApp Inc
2.38%, 06/22/2027 155 159
$ 6,414
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .03%
Church & Dwight Co Inc
3.95%, 08/01/2047 $ 200 $ 240
Cosmetics & Personal Care - 0 .13%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 160
Procter & Gamble Co/The
0.55%, 10/29/2025 180 176
1.20%, 10/29/2030 280 265
3.55%, 03/25/2040 155 181
Unilever Capital Corp
1.38%, 09/14/2030 150 143
2.60%, 05/05/2024 200 207
$ 1,132
Diversified Financial Services - 0 .94%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 150 150
1.65%, 10/29/2024 455 454
1.75%, 10/29/2024 150 150
1.75%, 01/30/2026 150 147
2.45%, 10/29/2026 150 150
2.88%, 08/14/2024 225 232
3.30%, 01/30/2032 150 151
3.40%, 10/29/2033 150 151
Air Lease Corp
2.10%, 09/01/2028 115 111
2.25%, 01/15/2023 195 198
2.30%, 02/01/2025 585 594
Ally Financial Inc
1.45%, 10/02/2023 55 55
2.20%, 11/02/2028 60 60
8.00%, 11/01/2031 170 241
American Express Co
1.65%, 11/04/2026 310 309
2.50%, 07/30/2024 220 227
2.65%, 12/02/2022 75 77
Brookfield Finance Inc
2.72%, 04/15/2031 60 61
3.50%, 03/30/2051 150 160
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 388
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
60 57
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 63
3.30%, 10/30/2024 75 79
Charles Schwab Corp/The
0.90%, 03/11/2026 140 137
1.15%, 05/13/2026 60 59
1.65%, 03/11/2031 140 135
1.95%, 12/01/2031 60 59
2.00%, 03/20/2028 115 116
Discover Financial Services
4.10%, 02/09/2027 75 82
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 160
1.85%, 09/15/2032 120 113
2.65%, 09/15/2040 160 153
3.00%, 09/15/2060 160 156
3.75%, 12/01/2025 75 81
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 200 196
Legg Mason Inc
5.63%, 01/15/2044 25 35

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc
2.00%, 11/18/2031 $ 190 $ 190
2.95%, 03/15/2051 60 64
3.35%, 03/26/2030 75 83
3.38%, 04/01/2024 150 159
Nasdaq Inc
2.50%, 12/21/2040 55 51
Nomura Holdings Inc
1.85%, 07/16/2025 315 316
2.68%, 07/16/2030 315 317
Synchrony Financial
4.25%, 08/15/2024 290 309
4.50%, 07/23/2025 575 624
Visa Inc
1.10%, 02/15/2031 160 149
1.90%, 04/15/2027 80 81
2.00%, 08/15/2050 160 142
2.70%, 04/15/2040 155 158
2.80%, 12/14/2022 75 77
$ 8,467
Electric - 2 .00%
AEP Texas Inc
2.10%, 07/01/2030 160 154
3.45%, 01/15/2050 50 52
3.45%, 05/15/2051 60 63
AEP Transmission Co LLC
2.75%, 08/15/2051 60 59
AES Corp/The
2.45%, 01/15/2031 60 59
Alabama Power Co
1.45%, 09/15/2030 155 146
3.13%, 07/15/2051 60 63
Ameren Corp
1.75%, 03/15/2028 60 58
Ameren Illinois Co
1.55%, 11/15/2030 65 62
3.25%, 03/15/2050 75 82
American Electric Power Co Inc
1.00%, 11/01/2025 15 15
2.30%, 03/01/2030 155 152
Arizona Public Service Co
2.60%, 08/15/2029 90 92
2.65%, 09/15/2050 150 139
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 60
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 65 62
2.85%, 05/15/2051 85 83
3.80%, 07/15/2048 125 141
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 67
CenterPoint Energy Inc
1.45%, 06/01/2026 60 59
2.95%, 03/01/2030 100 103
3.70%, 09/01/2049 60 66
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 59
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 160
3.13%, 03/15/2051 60 63
4.70%, 01/15/2044 150 193
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 59
2.05%, 07/01/2031 60 60
3.20%, 03/15/2027 140 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 $ 55 $ 55
3.00%, 12/01/2060 65 62
3.70%, 11/15/2059 80 87
3.88%, 06/15/2047 300 336
Consumers Energy Co
2.50%, 05/01/2060 155 141
Dominion Energy Inc
1.45%, 04/15/2026 60 59
3.30%, 04/15/2041 60 63
3.38%, 04/01/2030 155 165
DTE Electric Co
1.90%, 04/01/2028 40 40
3.70%, 03/15/2045 200 229
DTE Energy Co
1.05%, 06/01/2025 80 79
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 169
5.30%, 02/15/2040 125 167
Duke Energy Corp
0.90%, 09/15/2025 150 146
2.65%, 09/01/2026 90 93
3.15%, 08/15/2027 90 95
3.30%, 06/15/2041 60 61
3.50%, 06/15/2051 60 63
Duke Energy Florida LLC
1.75%, 06/15/2030 155 149
2.50%, 12/01/2029 125 129
3.40%, 10/01/2046 200 214
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 150
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 152
Duke Energy Progress LLC
2.50%, 08/15/2050 160 150
Emera US Finance LP
4.75%, 06/15/2046 75 89
Entergy Arkansas LLC
2.65%, 06/15/2051 45 43
Entergy Corp
1.90%, 06/15/2028 35 34
2.40%, 06/15/2031 60 59
Entergy Louisiana LLC
2.90%, 03/15/2051 35 35
3.10%, 06/15/2041 60 62
3.12%, 09/01/2027 200 211
Entergy Texas Inc
1.75%, 03/15/2031 150 141
4.00%, 03/30/2029 170 188
Evergy Inc
2.45%, 09/15/2024 140 144
Evergy Metro Inc
2.25%, 06/01/2030 155 156
Eversource Energy
0.80%, 08/15/2025 160 156
1.65%, 08/15/2030 160 150
Exelon Corp
4.95%, 06/15/2035 320 389
Florida Power & Light Co
2.88%, 12/04/2051 65 67
3.70%, 12/01/2047 70 82
4.05%, 10/01/2044 145 178
5.65%, 02/01/2037 250 341
Georgia Power Co
2.20%, 09/15/2024 140 143
3.25%, 03/30/2027 750 794
Interstate Power and Light Co
2.30%, 06/01/2030 40 40

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Kentucky Utilities Co
3.30%, 06/01/2050 $ 155 $ 166
MidAmerican Energy Co
3.15%, 04/15/2050 145 155
Mississippi Power Co
4.25%, 03/15/2042 30 35
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 242
1.00%, 06/15/2026 60 59
2.85%, 01/27/2025 100 104
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 60 60
1.90%, 06/15/2028 45 44
2.25%, 06/01/2030 250 249
2.75%, 11/01/2029 105 108
Northern States Power Co/MN
2.25%, 04/01/2031 60 61
2.60%, 06/01/2051 155 151
2.90%, 03/01/2050 70 72
5.35%, 11/01/2039 30 41
Ohio Power Co
1.63%, 01/15/2031 265 252
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 145
3.10%, 09/15/2049 195 209
Pacific Gas and Electric Co
1.37%, 03/10/2023 60 60
2.10%, 08/01/2027 605 582
2.50%, 02/01/2031 130 124
3.30%, 08/01/2040 155 147
3.50%, 08/01/2050 200 190
4.20%, 06/01/2041 60 61
PacifiCorp
2.90%, 06/15/2052 60 60
PECO Energy Co
2.80%, 06/15/2050 110 110
2.85%, 09/15/2051 150 150
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 73
Public Service Co of Colorado
1.88%, 06/15/2031 45 44
2.70%, 01/15/2051 95 94
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 144
3.15%, 01/01/2050 155 167
3.65%, 09/01/2028 200 222
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 311
Puget Sound Energy Inc
2.89%, 09/15/2051
(f)
170 175
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 144
3.32%, 04/15/2050 155 167
4.50%, 08/15/2040 175 216
Sempra Energy
4.00%, 02/01/2048 70 80
Southern California Edison Co
0.70%, 04/03/2023 115 115
2.25%, 06/01/2030 155 153
2.85%, 08/01/2029 100 103
4.00%, 04/01/2047 70 78
5.50%, 03/15/2040 350 443
5.95%, 02/01/2038 30 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
1.75%, 03/15/2028 $ 60 $ 58
2.95%, 07/01/2023 105 108
3.75%, 09/15/2051
(e)
40 40
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 10
4.95%, 12/15/2046 35 43
Southwestern Public Service Co
4.50%, 08/15/2041 300 367
Tampa Electric Co
3.45%, 03/15/2051 100 110
Tucson Electric Power Co
1.50%, 08/01/2030 105 99
3.25%, 05/01/2051 60 63
Union Electric Co
2.15%, 03/15/2032 60 60
2.63%, 03/15/2051 130 127
Virginia Electric and Power Co
2.30%, 11/15/2031 65 66
2.45%, 12/15/2050 145 136
8.88%, 11/15/2038 225 403
WEC Energy Group Inc
0.55%, 09/15/2023 150 149
1.38%, 10/15/2027 130 126
3.55%, 06/15/2025 59 63
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 66
Xcel Energy Inc
0.50%, 10/15/2023 75 74
1.75%, 03/15/2027 15 15
2.60%, 12/01/2029 140 143
$ 18,020
Electrical Components & Equipment - 0 .02%
Emerson Electric Co
0.88%, 10/15/2026 225 217
Electronics - 0 .09%
Agilent Technologies Inc
2.10%, 06/04/2030 155 152
2.30%, 03/12/2031 60 60
Arrow Electronics Inc
4.50%, 03/01/2023 30 31
Honeywell International Inc
1.10%, 03/01/2027 60 58
1.35%, 06/01/2025 80 80
1.75%, 09/01/2031 60 58
2.80%, 06/01/2050
(f)
155 162
3.81%, 11/21/2047 100 122
Jabil Inc
1.70%, 04/15/2026 60 60
Tyco Electronics Group SA
7.13%, 10/01/2037 37 56
$ 839
Environmental Control - 0 .08%
Republic Services Inc
1.75%, 02/15/2032 35 33
2.30%, 03/01/2030 85 85
3.38%, 11/15/2027 175 188
Waste Connections Inc
2.20%, 01/15/2032 120 117

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
0.75%, 11/15/2025 $ 210 $ 204
2.00%, 06/01/2029 60 60
2.50%, 11/15/2050 75 72
$ 759
Federal & Federally Sponsored Credit - 0 .01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 114
Finance - Mortgage Loan/Banker - 1 .15%
Fannie Mae
0.50%, 06/17/2025 1,060 1,040
0.50%, 11/07/2025 135 132
0.75%, 10/08/2027 400 386
0.88%, 08/05/2030 310 293
2.50%, 02/05/2024 1,000 1,041
5.63%, 07/15/2037 65 98
6.63%, 11/15/2030 230 326
7.13%, 01/15/2030 250 358
7.25%, 05/15/2030 249 363
Federal Home Loan Banks
0.13%, 03/17/2023 280 279
0.13%, 06/02/2023 115 114
0.13%, 08/28/2023 70 70
0.38%, 09/04/2025 150 147
2.50%, 02/13/2024 500 520
3.25%, 11/16/2028 150 168
5.50%, 07/15/2036 370 541
Freddie Mac
0.13%, 10/16/2023 205 203
0.25%, 06/26/2023 1,315 1,311
0.25%, 08/24/2023 310 308
0.25%, 09/08/2023 460 458
0.25%, 11/06/2023 150 149
0.25%, 12/04/2023 110 109
0.38%, 09/23/2025
(f)
1,455 1,417
6.25%, 07/15/2032 280 406
6.75%, 03/15/2031 43 62
$ 10,299
Food - 0 .32%
Campbell Soup Co
4.15%, 03/15/2028 185 206
Conagra Brands Inc
1.38%, 11/01/2027 100 96
4.85%, 11/01/2028 140 163
5.30%, 11/01/2038 85 108
5.40%, 11/01/2048 85 117
General Mills Inc
2.25%, 10/14/2031 175 173
4.00%, 04/17/2025 75 81
Hershey Co/The
1.70%, 06/01/2030 155 153
2.65%, 06/01/2050 185 190
J M Smucker Co/The
2.13%, 03/15/2032 60 58
Kellogg Co
2.10%, 06/01/2030 155 153
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 12
Kroger Co/The
1.70%, 01/15/2031 60 57
4.45%, 02/01/2047 25 30
5.15%, 08/01/2043 300 393
5.40%, 07/15/2040 30 39
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 58
1.85%, 02/15/2031 60 57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mondelez International Inc
1.50%, 02/04/2031 $ 165 $ 155
2.63%, 09/04/2050 165 157
Sysco Corp
4.85%, 10/01/2045 250 312
Tyson Foods Inc
3.55%, 06/02/2027 75 81
$ 2,849
Forest Products & Paper - 0 .10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 330
Georgia-Pacific LLC
7.75%, 11/15/2029 20 28
8.00%, 01/15/2024 400 457
Suzano Austria GmbH
2.50%, 09/15/2028 75 70
$ 885
Gas - 0 .17%
Atmos Energy Corp
1.50%, 01/15/2031 150 141
3.38%, 09/15/2049 145 156
4.13%, 10/15/2044 140 165
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 141
NiSource Inc
0.95%, 08/15/2025 320 312
3.60%, 05/01/2030 160 172
ONE Gas Inc
0.85%, 03/11/2023 60 60
Southern California Gas Co
2.55%, 02/01/2030 155 160
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 149
3.15%, 09/30/2051 60 60
Washington Gas Light Co
3.65%, 09/15/2049 25 29
$ 1,545
Hand & Machine Tools - 0 .01%
Stanley Black & Decker Inc
2.75%, 11/15/2050 85 84
Healthcare - Products - 0 .31%
Abbott Laboratories
1.15%, 01/30/2028 250 241
4.75%, 04/15/2043 300 394
Baxter International Inc
0.87%, 12/01/2023
(h),(i)
120 119
1.73%, 04/01/2031 85 81
1.92%, 02/01/2027
(h),(i)
120 120
2.27%, 12/01/2028
(h),(i)
65 65
Boston Scientific Corp
1.90%, 06/01/2025 155 157
Danaher Corp
2.60%, 10/01/2050 150 146
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 156
3.25%, 11/15/2039 150 161
Koninklijke Philips NV
5.00%, 03/15/2042 30 39
Medtronic Inc
4.63%, 03/15/2045 86 115
PerkinElmer Inc
0.85%, 09/15/2024 40 39
1.90%, 09/15/2028 45 44
Stryker Corp
3.38%, 11/01/2025 75 80
4.38%, 05/15/2044 25 31

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 $ 120 $ 120
2.00%, 10/15/2031 65 64
2.60%, 10/01/2029 145 150
2.80%, 10/15/2041 50 51
4.13%, 03/25/2025 155 168
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 210 211
$ 2,752
Healthcare - Services - 0 .66%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 335
Aetna Inc
2.80%, 06/15/2023 50 51
3.88%, 08/15/2047 60 68
6.75%, 12/15/2037 205 299
Anthem Inc
0.45%, 03/15/2023 60 60
1.50%, 03/15/2026 60 60
2.88%, 09/15/2029 220 230
3.13%, 05/15/2050 75 78
3.60%, 03/15/2051 60 67
4.10%, 03/01/2028 255 284
4.65%, 01/15/2043 30 37
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 158
HCA Inc
2.38%, 07/15/2031 60 59
3.50%, 07/15/2051 60 61
4.75%, 05/01/2023 500 525
5.25%, 06/15/2026 970 1,091
Humana Inc
1.35%, 02/03/2027 60 58
2.15%, 02/03/2032 60 58
3.13%, 08/15/2029 70 74
4.50%, 04/01/2025 155 170
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 291
Quest Diagnostics Inc
2.95%, 06/30/2030 155 162
UnitedHealth Group Inc
0.55%, 05/15/2024 60 59
1.25%, 01/15/2026 155 154
2.30%, 05/15/2031 60 61
2.38%, 08/15/2024 250 259
2.75%, 05/15/2040 155 156
2.88%, 03/15/2023 250 257
2.88%, 08/15/2029 150 159
2.90%, 05/15/2050 155 159
3.05%, 05/15/2041 60 63
3.25%, 05/15/2051 35 38
4.25%, 06/15/2048 110 137
4.45%, 12/15/2048 95 122
$ 5,900
Home Builders - 0 .02%
DR Horton Inc
1.30%, 10/15/2026 60 58
1.40%, 10/15/2027 150 145
$ 203
Home Furnishings - 0 .03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 283
Insurance - 0 .75%
Aflac Inc
1.13%, 03/15/2026 60 59
Allstate Corp/The
0.75%, 12/15/2025 170 166
1.45%, 12/15/2030 170 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
3.75%, 07/10/2025 $ 75 $ 80
4.50%, 07/16/2044 75 92
5.75%, 04/01/2048
(e)
400 452
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 159
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031
(i)
50 50
2.90%, 08/23/2051 60 59
Arch Capital Finance LLC
5.03%, 12/15/2046 45 60
Athene Holding Ltd
4.13%, 01/12/2028 575 631
AXA SA
8.60%, 12/15/2030 30 44
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 124
2.50%, 01/15/2051 90 84
2.85%, 10/15/2050 100 100
4.20%, 08/15/2048 180 222
5.75%, 01/15/2040 25 36
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 61
Brown & Brown Inc
4.50%, 03/15/2029 300 343
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 281
2.70%, 03/13/2023 300 308
2.85%, 12/15/2051 30 31
CNA Financial Corp
2.05%, 08/15/2030 160 157
Equitable Holdings Inc
4.35%, 04/20/2028 140 157
5.00%, 04/20/2048 90 115
First American Financial Corp
4.60%, 11/15/2024 300 327
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 194
Markel Corp
3.45%, 05/07/2052 75 80
Marsh & McLennan Cos Inc
4.90%, 03/15/2049 110 151
MetLife Inc
4.13%, 08/13/2042 250 296
4.60%, 05/13/2046 195 252
4.88%, 11/13/2043 50 66
Progressive Corp/The
4.35%, 04/25/2044 30 38
Prudential Financial Inc
3.70%, 10/01/2050
(e)
160 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 213
5.20%, 03/15/2044
(e)
400 415
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(e)
100 114
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 95
W R Berkley Corp
4.00%, 05/12/2050 75 88
Willis North America Inc
2.95%, 09/15/2029 50 52
3.88%, 09/15/2049 140 153
$ 6,730

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .36%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 $ 200 $ 192
3.40%, 12/06/2027 260 277
Alphabet Inc
1.10%, 08/15/2030 160 150
1.90%, 08/15/2040 160 147
2.25%, 08/15/2060 160 145
Amazon.com Inc
0.45%, 05/12/2024 210 208
1.65%, 05/12/2028 265 264
2.10%, 05/12/2031 210 211
2.50%, 06/03/2050 285 273
2.80%, 08/22/2024 75 78
2.88%, 05/12/2041 210 218
3.10%, 05/12/2051 210 227
3.25%, 05/12/2061 115 127
3.80%, 12/05/2024 75 81
4.25%, 08/22/2057 75 98
Baidu Inc
3.08%, 04/07/2025 200 208
eBay Inc
1.90%, 03/11/2025 155 157
2.60%, 05/10/2031 60 61
3.45%, 08/01/2024 60 63
4.00%, 07/15/2042 20 23
Expedia Group Inc
2.95%, 03/15/2031 45 45
$ 3,253
Iron & Steel - 0 .09%
Nucor Corp
2.00%, 06/01/2025 155 158
4.00%, 08/01/2023 250 261
Steel Dynamics Inc
1.65%, 10/15/2027 65 63
2.40%, 06/15/2025 40 41
2.80%, 12/15/2024 75 78
Vale Overseas Ltd
6.25%, 08/10/2026 200 228
$ 829
Leisure Products & Services - 0 .04%
Harley-Davidson Inc
3.50%, 07/28/2025 300 318
Lodging - 0 .07%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 143
3.50%, 08/18/2026 70 71
3.90%, 08/08/2029 140 141
Marriott International Inc/MD
2.85%, 04/15/2031 60 60
Sands China Ltd
2.30%, 03/08/2027
(h)
200 191
$ 606
Machinery - Construction & Mining - 0 .09%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 60 60
0.45%, 09/14/2023 120 120
0.45%, 05/17/2024 60 59
0.65%, 07/07/2023 160 160
0.80%, 11/13/2025 65 64
1.10%, 09/14/2027 120 116
1.15%, 09/14/2026
(f)
60 59
Caterpillar Inc
3.25%, 09/19/2049 145 160
3.80%, 08/15/2042 50 59
$ 857
Machinery - Diversified - 0 .24%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Dover Corp
5.38%, 03/01/2041 $ 30 $ 40
John Deere Capital Corp
0.25%, 01/17/2023 60 60
0.40%, 10/10/2023 130 129
0.70%, 07/05/2023 155 155
0.70%, 01/15/2026
(f)
225 219
1.05%, 06/17/2026 60 59
1.20%, 04/06/2023 115 116
1.50%, 03/06/2028 60 59
2.00%, 06/17/2031 55 55
2.05%, 01/09/2025 155 159
Otis Worldwide Corp
2.06%, 04/05/2025 155 158
2.57%, 02/15/2030 155 158
3.36%, 02/15/2050 155 167
Rockwell Automation Inc
1.75%, 08/15/2031 40 39
2.80%, 08/15/2061 60 60
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 341
$ 2,125
Media - 0 .84%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 116
2.30%, 02/01/2032 250 236
2.80%, 04/01/2031 110 109
3.50%, 06/01/2041 115 113
3.70%, 04/01/2051 110 107
3.85%, 04/01/2061 250 239
3.90%, 06/01/2052 60 61
4.40%, 12/01/2061 30 31
4.91%, 07/23/2025 70 77
5.38%, 04/01/2038 50 60
5.75%, 04/01/2048 280 353
Comcast Corp
1.50%, 02/15/2031 160 150
2.35%, 01/15/2027 155 160
2.45%, 08/15/2052 160 146
2.65%, 02/01/2030 115 119
2.65%, 08/15/2062 160 145
2.94%, 11/01/2056
(h)
130 126
2.99%, 11/01/2063
(h)
409 395
3.10%, 04/01/2025 155 163
3.15%, 03/01/2026 75 80
3.25%, 11/01/2039 230 244
3.55%, 05/01/2028 225 247
3.97%, 11/01/2047 105 122
4.05%, 11/01/2052 47 56
Discovery Communications LLC
2.95%, 03/20/2023 40 41
3.63%, 05/15/2030 60 64
3.95%, 06/15/2025 350 376
3.95%, 03/20/2028 500 545
4.00%, 09/15/2055 91 97
Fox Corp
5.48%, 01/25/2039 110 142
5.58%, 01/25/2049 140 191
Thomson Reuters Corp
5.85%, 04/15/2040 30 42
Time Warner Cable LLC
5.88%, 11/15/2040 260 330
6.55%, 05/01/2037 50 67
7.30%, 07/01/2038 60 86
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 30

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 $ 30 $ 43
ViacomCBS Inc
4.38%, 03/15/2043 400 453
4.85%, 07/01/2042 300 360
7.88%, 07/30/2030 30 42
Walt Disney Co/The
2.20%, 01/13/2028 155 157
3.38%, 11/15/2026 170 184
3.50%, 05/13/2040 155 171
3.60%, 01/13/2051 155 177
6.40%, 12/15/2035 179 258
$ 7,511
Metal Fabrication & Hardware - 0 .02%
Precision Castparts Corp
3.90%, 01/15/2043 193 222
Mining - 0 .10%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 202
Newmont Corp
3.70%, 03/15/2023 66 68
6.25%, 10/01/2039 100 141
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 42
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 155
Southern Copper Corp
5.88%, 04/23/2045 110 149
Teck Resources Ltd
3.90%, 07/15/2030 115 123
$ 880
Miscellaneous Manufacturers - 0 .19%
3M Co
2.38%, 08/26/2029 250 258
3.25%, 08/26/2049 100 110
Eaton Corp
4.15%, 11/02/2042 95 113
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 315 381
General Electric Co
3.45%, 05/01/2027 80 87
3.63%, 05/01/2030 140 158
Illinois Tool Works Inc
2.65%, 11/15/2026 90 94
Textron Inc
4.00%, 03/15/2026 500 543
$ 1,744
Oil & Gas - 1 .08%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 197
2.94%, 04/06/2023 130 134
2.94%, 06/04/2051 60 58
3.00%, 02/24/2050 155 151
3.00%, 03/17/2052 60 59
3.06%, 06/17/2041 115 116
3.12%, 05/04/2026 110 116
3.19%, 04/06/2025 215 226
3.54%, 04/06/2027 215 232
3.59%, 04/14/2027 200 216
BP Capital Markets PLC
3.28%, 09/19/2027 115 123
3.51%, 03/17/2025 75 80
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 493
Chevron Corp
2.00%, 05/11/2027 155 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron USA Inc
0.43%, 08/11/2023 $ 240 $ 239
1.02%, 08/12/2027 160 153
2.34%, 08/12/2050 160 148
3.25%, 10/15/2029 290 314
Devon Energy Corp
5.00%, 06/15/2045 75 90
Diamondback Energy Inc
2.88%, 12/01/2024 150 156
3.25%, 12/01/2026 150 157
Equinor ASA
3.00%, 04/06/2027 155 164
3.25%, 11/18/2049 145 155
3.63%, 04/06/2040 155 174
Exxon Mobil Corp
1.57%, 04/15/2023 235 238
2.02%, 08/16/2024 200 205
3.00%, 08/16/2039 150 155
4.23%, 03/19/2040 315 376
Hess Corp
4.30%, 04/01/2027 300 326
7.13%, 03/15/2033 21 29
7.30%, 08/15/2031 109 145
Marathon Oil Corp
4.40%, 07/15/2027 300 328
Marathon Petroleum Corp
3.63%, 09/15/2024 145 153
5.00%, 09/15/2054 200 243
Phillips 66
1.30%, 02/15/2026 30 29
2.15%, 12/15/2030 110 105
3.85%, 04/09/2025 95 102
5.88%, 05/01/2042 30 41
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 54
1.90%, 08/15/2030 160 151
2.15%, 01/15/2031 55 53
Shell International Finance BV
0.38%, 09/15/2023 150 149
2.00%, 11/07/2024 150 154
2.38%, 04/06/2025 105 109
2.38%, 11/07/2029 150 153
2.88%, 05/10/2026 155 164
2.88%, 11/26/2041 120 121
3.13%, 11/07/2049 150 156
4.38%, 05/11/2045 325 401
Suncor Energy Inc
2.80%, 05/15/2023 155 159
3.75%, 03/04/2051 60 65
4.00%, 11/15/2047 100 111
6.85%, 06/01/2039 73 104
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 118
3.13%, 05/29/2050 155 160
3.39%, 06/29/2060 115 124
Valero Energy Corp
1.20%, 03/15/2024 150 149
2.80%, 12/01/2031 120 118
2.85%, 04/15/2025 150 156
6.63%, 06/15/2037 60 82
7.50%, 04/15/2032 60 82
$ 9,676
Oil & Gas Services - 0 .12%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.77%, 12/15/2022 75 77
3.14%, 11/07/2029 150 159
3.34%, 12/15/2027 135 144

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 14 $ 15
5.00%, 11/15/2045 230 282
7.45%, 09/15/2039 26 38
NOV Inc
3.60%, 12/01/2029
(f)
150 154
Schlumberger Investment SA
2.65%, 06/26/2030 160 163
3.65%, 12/01/2023 75 78
$ 1,110
Packaging & Containers - 0 .03%
Packaging Corp of America
3.05%, 10/01/2051 200 204
WRKCo Inc
3.00%, 06/15/2033 80 83
$ 287
Pharmaceuticals - 1 .55%
AbbVie Inc
2.85%, 05/14/2023 40 41
2.95%, 11/21/2026 300 316
3.60%, 05/14/2025 170 181
3.85%, 06/15/2024 90 95
4.05%, 11/21/2039 375 429
4.25%, 11/14/2028 140 158
4.40%, 11/06/2042 25 30
4.45%, 05/14/2046 270 328
4.55%, 03/15/2035 170 203
4.85%, 06/15/2044 30 38
4.88%, 11/14/2048 170 220
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 89
1.75%, 05/28/2028 105 104
2.25%, 05/28/2031 60 61
AstraZeneca PLC
0.30%, 05/26/2023 105 104
0.70%, 04/08/2026 120 116
1.38%, 08/06/2030 160 150
2.13%, 08/06/2050 80 71
3.00%, 05/28/2051
(f)
45 48
4.38%, 08/17/2048 60 78
6.45%, 09/15/2037 30 44
Becton Dickinson and Co
1.96%, 02/11/2031 60 58
4.67%, 06/06/2047 155 196
4.69%, 12/15/2044 59 74
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 63
1.13%, 11/13/2027 120 117
1.45%, 11/13/2030 65 62
2.55%, 11/13/2050 65 62
3.25%, 02/20/2023 81 83
3.45%, 11/15/2027 90 98
3.90%, 02/20/2028 130 145
4.13%, 06/15/2039 195 232
4.25%, 10/26/2049 360 449
4.35%, 11/15/2047 210 263
4.55%, 02/20/2048 220 284
5.00%, 08/15/2045 232 312
Cardinal Health Inc
3.41%, 06/15/2027 400 429
Cigna Corp
0.61%, 03/15/2024 50 49
1.25%, 03/15/2026 180 177
3.20%, 03/15/2040 155 159
3.40%, 03/15/2051 90 95
3.88%, 10/15/2047 185 207
4.13%, 11/15/2025 170 186
4.80%, 08/15/2038 170 208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 160 $ 154
1.75%, 08/21/2030 160 152
1.88%, 02/28/2031 55 53
2.63%, 08/15/2024 140 145
2.70%, 08/21/2040 160 153
3.00%, 08/15/2026 105 111
3.25%, 08/15/2029 140 149
3.70%, 03/09/2023 73 75
3.88%, 07/20/2025 60 65
5.13%, 07/20/2045 430 563
Eli Lilly & Co
2.50%, 09/15/2060 155 146
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 197
3.63%, 05/15/2025 85 92
3.88%, 05/15/2028 165 185
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 149
Johnson & Johnson
0.55%, 09/01/2025 115 112
0.95%, 09/01/2027 115 112
2.10%, 09/01/2040 115 111
2.25%, 09/01/2050 115 109
2.45%, 09/01/2060 115 111
2.95%, 03/03/2027 110 118
3.70%, 03/01/2046 90 107
5.95%, 08/15/2037 75 109
McKesson Corp
0.90%, 12/03/2025 60 58
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 39
Merck & Co Inc
0.75%, 02/24/2026 80 78
1.45%, 06/24/2030 210 201
2.35%, 06/24/2040 135 129
2.80%, 05/18/2023 75 77
Novartis Capital Corp
2.75%, 08/14/2050 155 159
Pfizer Inc
0.80%, 05/28/2025 100 99
1.75%, 08/18/2031 245 239
2.55%, 05/28/2040 100 100
3.40%, 05/15/2024 100 106
4.00%, 12/15/2036 45 53
4.20%, 09/15/2048 80 101
4.30%, 06/15/2043 225 279
4.40%, 05/15/2044 75 95
7.20%, 03/15/2039 60 97
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 660
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 373
Viatris Inc
2.30%, 06/22/2027 115 116
2.70%, 06/22/2030 155 155
3.85%, 06/22/2040 115 122
4.00%, 06/22/2050 155 167
Wyeth LLC
5.95%, 04/01/2037 60 85
Zoetis Inc
2.00%, 05/15/2030 85 84
3.00%, 05/15/2050 40 41
$ 13,903
Pipelines - 0 .95%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 $ 300 $ 320
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044
(h)
200 240
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 111
Enbridge Inc
1.60%, 10/04/2026 20 20
2.50%, 01/15/2025 150 154
2.50%, 08/01/2033 45 44
3.13%, 11/15/2029 150 157
3.40%, 08/01/2051 45 46
4.25%, 12/01/2026 75 82
Energy Transfer LP
2.90%, 05/15/2025 310 320
3.75%, 05/15/2030 155 163
4.05%, 03/15/2025 300 318
4.20%, 04/15/2027 300 324
5.30%, 04/15/2047 350 405
6.25%, 04/15/2049 155 201
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 80
4.25%, 02/15/2048 250 283
4.45%, 02/15/2043 350 402
6.88%, 03/01/2033 39 54
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 23
Kinder Morgan Inc
1.75%, 11/15/2026 60 60
2.00%, 02/15/2031 130 123
3.25%, 08/01/2050 130 123
3.60%, 02/15/2051 245 246
5.05%, 02/15/2046 30 36
MPLX LP
1.75%, 03/01/2026 160 158
4.13%, 03/01/2027 140 152
4.25%, 12/01/2027 300 330
4.50%, 04/15/2038 200 222
5.50%, 02/15/2049 130 164
ONEOK Inc
2.20%, 09/15/2025 155 158
2.75%, 09/01/2024 375 387
3.40%, 09/01/2029 350 365
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 30 32
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 82
5.00%, 03/15/2027 375 422
5.63%, 03/01/2025 75 84
Spectra Energy Partners LP
4.75%, 03/15/2024 105 112
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 59
4.25%, 05/15/2028 300 335
4.88%, 05/15/2048 190 241
Williams Cos Inc/The
2.60%, 03/15/2031 160 159
3.50%, 10/15/2051 60 61
3.75%, 06/15/2027 45 49
3.90%, 01/15/2025 500 534
4.00%, 09/15/2025 50 54
6.30%, 04/15/2040 30 41
$ 8,567
Private Equity - 0 .04%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority - 0 .28%
Province of Alberta Canada
1.00%, 05/20/2025 $ 310 $ 308
3.30%, 03/15/2028 150 165
Province of British Columbia Canada
0.90%, 07/20/2026 115 113
1.30%, 01/29/2031 60 58
6.50%, 01/15/2026 45 54
Province of Manitoba Canada
1.50%, 10/25/2028 85 85
3.05%, 05/14/2024 30 32
Province of Ontario Canada
0.63%, 01/21/2026 30 29
1.05%, 04/14/2026 115 114
1.13%, 10/07/2030 300 285
1.75%, 01/24/2023 315 320
3.20%, 05/16/2024 165 174
3.40%, 10/17/2023 210 221
Province of Quebec Canada
0.60%, 07/23/2025 200 196
1.35%, 05/28/2030 315 307
7.50%, 09/15/2029 36 51
$ 2,512
REITs - 1 .12%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 226
2.75%, 12/15/2029 70 73
3.00%, 05/18/2051 60 61
4.00%, 02/01/2050 70 83
4.90%, 12/15/2030 80 96
American Campus Communities Operating
Partnership LP
2.25%, 01/15/2029 40 40
2.85%, 02/01/2030 160 165
American Tower Corp
0.60%, 01/15/2024 120 119
1.30%, 09/15/2025 80 79
1.60%, 04/15/2026 60 59
1.88%, 10/15/2030 150 141
2.90%, 01/15/2030 155 158
2.95%, 01/15/2051 60 56
3.50%, 01/31/2023 75 77
AvalonBay Communities Inc
1.90%, 12/01/2028 60 59
2.05%, 01/15/2032 60 59
2.30%, 03/01/2030 155 157
Boston Properties LP
2.55%, 04/01/2032 245 244
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 422
Corporate Office Properties LP
2.75%, 04/15/2031 60 60
Crown Castle International Corp
1.05%, 07/15/2026 115 111
1.35%, 07/15/2025 115 114
2.50%, 07/15/2031 60 59
2.90%, 04/01/2041 60 58
3.10%, 11/15/2029 125 130
3.20%, 09/01/2024 75 79
3.25%, 01/15/2051 115 115
4.00%, 11/15/2049 95 105
CubeSmart LP
2.00%, 02/15/2031 110 107
2.25%, 12/15/2028 60 60
Duke Realty LP
1.75%, 07/01/2030 155 149
2.25%, 01/15/2032 60 59
2.88%, 11/15/2029 75 79

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc
1.00%, 09/15/2025 $ 150 $ 146
1.25%, 07/15/2025 155 152
1.80%, 07/15/2027 155 151
2.50%, 05/15/2031 60 59
2.63%, 11/18/2024 150 155
3.20%, 11/18/2029 130 136
3.40%, 02/15/2052 60 62
ERP Operating LP
1.85%, 08/01/2031 115 111
Essex Portfolio LP
1.70%, 03/01/2028 60 59
3.00%, 01/15/2030 140 147
Federal Realty Investment Trust
1.25%, 02/15/2026 115 113
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 148
5.25%, 06/01/2025 400 440
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 142
Healthpeak Properties Inc
2.13%, 12/01/2028 210 210
Kilroy Realty LP
2.50%, 11/15/2032 160 157
Kimco Realty Corp
2.25%, 12/01/2031 60 58
2.70%, 03/01/2024 300 309
2.70%, 10/01/2030 160 164
3.70%, 10/01/2049 30 33
Life Storage LP
2.20%, 10/15/2030 75 74
2.40%, 10/15/2031 60 59
Mid-America Apartments LP
1.70%, 02/15/2031 120 114
National Retail Properties Inc
3.60%, 12/15/2026 300 322
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 33
4.95%, 04/01/2024 30 32
Prologis LP
1.25%, 10/15/2030 160 149
3.00%, 04/15/2050 180 187
Public Storage
0.88%, 02/15/2026 40 39
1.85%, 05/01/2028 115 115
2.25%, 11/09/2031 60 60
Realty Income Corp
0.75%, 03/15/2026 40 39
2.20%, 06/15/2028 65 66
3.25%, 01/15/2031 160 172
4.13%, 10/15/2026 20 22
Simon Property Group LP
1.75%, 02/01/2028 55 54
2.00%, 09/13/2024 150 153
3.50%, 09/01/2025 160 171
4.75%, 03/15/2042 164 205
Spirit Realty LP
2.10%, 03/15/2028 60 59
UDR Inc
2.10%, 08/01/2032 100 95
3.20%, 01/15/2030 145 154
Ventas Realty LP
3.75%, 05/01/2024 500 526
Welltower Inc
2.75%, 01/15/2032 65 66
3.63%, 03/15/2024 120 126
4.13%, 03/15/2029 300 334
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
WP Carey Inc
2.40%, 02/01/2031 $ 65 $ 64
$ 10,101
Retail - 0 .55%
AutoZone Inc
1.65%, 01/15/2031 160 150
Dollar Tree Inc
4.20%, 05/15/2028 130 146
Home Depot Inc/The
0.90%, 03/15/2028 55 53
1.88%, 09/15/2031 60 59
2.13%, 09/15/2026 350 361
2.38%, 03/15/2051 55 51
2.70%, 04/01/2023 50 51
2.75%, 09/15/2051 60 60
3.13%, 12/15/2049 235 251
4.25%, 04/01/2046 180 224
4.40%, 03/15/2045 300 379
Lowe's Cos Inc
1.30%, 04/15/2028 130 124
1.70%, 10/15/2030 130 124
2.50%, 04/15/2026 90 94
3.38%, 09/15/2025 50 54
3.65%, 04/05/2029 135 148
3.70%, 04/15/2046 20 22
4.55%, 04/05/2049 135 172
5.00%, 04/15/2040 155 196
McDonald's Corp
2.63%, 09/01/2029 140 144
3.25%, 06/10/2024 175 184
3.70%, 01/30/2026 150 162
3.70%, 02/15/2042 300 335
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 71
TJX Cos Inc/The
1.15%, 05/15/2028 65 63
1.60%, 05/15/2031 65 63
Walmart Inc
1.05%, 09/17/2026 105 104
1.50%, 09/22/2028
(f)
105 104
1.80%, 09/22/2031 60 59
2.35%, 12/15/2022 220 224
2.50%, 09/22/2041 60 61
2.65%, 09/22/2051 105 109
3.95%, 06/28/2038 195 235
4.00%, 04/11/2043 250 306
$ 4,943
Semiconductors - 0 .72%
Analog Devices Inc
2.10%, 10/01/2031 40 40
2.80%, 10/01/2041 60 61
Applied Materials Inc
4.35%, 04/01/2047 45 58
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 700
Broadcom Inc
3.14%, 11/15/2035
(h)
138 136
3.19%, 11/15/2036
(h)
30 30
3.42%, 04/15/2033
(h)
452 466
3.47%, 04/15/2034
(h)
415 428
4.15%, 11/15/2030 560 612
4.75%, 04/15/2029 355 403
Intel Corp
2.00%, 08/12/2031 60 59
2.88%, 05/11/2024 105 110
3.05%, 08/12/2051 60 62
3.15%, 05/11/2027 150 162
3.20%, 08/12/2061 60 62

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
3.40%, 03/25/2025 $ 155 $ 165
3.73%, 12/08/2047 105 121
3.75%, 03/25/2027 155 171
4.60%, 03/25/2040 155 193
Marvell Technology Inc
2.45%, 04/15/2028 115 116
Micron Technology Inc
2.70%, 04/15/2032 90 90
4.19%, 02/15/2027 405 443
NVIDIA Corp
0.31%, 06/15/2023 115 115
0.58%, 06/14/2024 115 114
1.55%, 06/15/2028 60 59
2.00%, 06/15/2031 115 114
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(h)
115 115
3.13%, 02/15/2042
(h)
65 65
3.15%, 05/01/2027
(h)
80 84
3.25%, 05/11/2041
(h)
60 61
QUALCOMM Inc
1.30%, 05/20/2028 327 317
1.65%, 05/20/2032 243 231
4.80%, 05/20/2045 110 149
Texas Instruments Inc
1.13%, 09/15/2026 60 59
1.75%, 05/04/2030 50 49
1.90%, 09/15/2031 60 60
4.15%, 05/15/2048 165 211
$ 6,491
Software - 0 .64%
Activision Blizzard Inc
1.35%, 09/15/2030 80 73
2.50%, 09/15/2050 160 139
Electronic Arts Inc
1.85%, 02/15/2031 60 57
Fidelity National Information Services Inc
0.38%, 03/01/2023 155 154
0.60%, 03/01/2024 55 54
1.65%, 03/01/2028 105 101
3.10%, 03/01/2041 55 55
Fiserv Inc
3.50%, 07/01/2029 300 320
Intuit Inc
1.35%, 07/15/2027 160 156
Microsoft Corp
2.53%, 06/01/2050 311 308
2.68%, 06/01/2060 149 149
2.92%, 03/17/2052 176 187
3.04%, 03/17/2062 141 152
3.30%, 02/06/2027 140 152
Oracle Corp
2.30%, 03/25/2028 115 116
2.40%, 09/15/2023 75 77
2.50%, 04/01/2025 155 159
2.63%, 02/15/2023 370 378
2.80%, 04/01/2027 155 161
2.88%, 03/25/2031 115 118
2.95%, 11/15/2024 85 89
2.95%, 05/15/2025 105 110
2.95%, 04/01/2030 155 160
3.40%, 07/08/2024 145 153
3.60%, 04/01/2040 155 161
3.65%, 03/25/2041 115 120
3.90%, 05/15/2035 130 141
3.95%, 03/25/2051 115 124
4.00%, 11/15/2047 75 81
4.10%, 03/25/2061 60 65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
4.30%, 07/08/2034 $ 75 $ 85
4.38%, 05/15/2055 150 172
4.50%, 07/08/2044 50 57
6.13%, 07/08/2039 60 82
Roper Technologies Inc
1.40%, 09/15/2027 160 155
2.35%, 09/15/2024 90 93
salesforce.com Inc
1.95%, 07/15/2031 60 59
2.70%, 07/15/2041 115 116
2.90%, 07/15/2051 115 119
ServiceNow Inc
1.40%, 09/01/2030 160 149
VMware Inc
1.40%, 08/15/2026 180 176
1.80%, 08/15/2028 85 83
2.20%, 08/15/2031 115 112
$ 5,728
Sovereign - 1 .65%
Canada Government International Bond
0.75%, 05/19/2026 115 113
1.63%, 01/22/2025 200 204
Chile Government International Bond
2.55%, 01/27/2032 200 199
3.10%, 05/07/2041 200 197
3.50%, 04/15/2053 200 206
Export Development Canada
1.38%, 02/24/2023 250 253
Export-Import Bank of Korea
0.38%, 02/09/2024 200 198
1.38%, 02/09/2031 200 192
Hungary Government International Bond
5.38%, 03/25/2024 450 491
Indonesia Government International Bond
2.15%, 07/28/2031
(f)
200 195
3.05%, 03/12/2051
(f)
200 192
3.70%, 10/30/2049 200 206
4.75%, 02/11/2029 300 347
Israel Government International Bond
3.88%, 07/03/2050 200 230
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 457
0.50%, 04/15/2024 200 198
0.63%, 05/22/2023
(f)
200 200
1.25%, 01/21/2031 200 194
1.88%, 07/21/2026 264 270
3.00%, 05/29/2024 300 316
Korea International Bond
1.00%, 09/16/2030 200 190
3.88%, 09/20/2048 250 331
Mexico Government International Bond
3.25%, 04/16/2030
(f)
200 204
3.75%, 01/11/2028 225 242
3.75%, 04/19/2071 200 176
3.90%, 04/27/2025 600 644
4.50%, 04/22/2029 300 334
4.60%, 01/23/2046 200 211
4.60%, 02/10/2048 300 316
4.75%, 03/08/2044 150 162
5.75%, 10/12/2110 100 113
Panama Government International Bond
2.25%, 09/29/2032 200 186
3.16%, 01/23/2030 200 205
3.75%, 03/16/2025 200 211
4.50%, 04/16/2050 200 215
6.70%, 01/26/2036 200 263

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
1.86%, 12/01/2032 $ 60 $ 54
2.78%, 01/23/2031 45 45
2.78%, 12/01/2060 60 51
3.30%, 03/11/2041 200 194
3.55%, 03/10/2051 60 60
5.63%, 11/18/2050 150 204
8.75%, 11/21/2033 180 277
Philippine Government International Bond
3.00%, 02/01/2028 300 318
3.20%, 07/06/2046 200 199
3.70%, 03/01/2041 400 427
7.75%, 01/14/2031 190 273
10.63%, 03/16/2025 100 130
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 206
3.88%, 05/06/2051 200 218
5.38%, 06/15/2033 205 256
6.88%, 09/27/2023 260 288
Svensk Exportkredit AB
0.38%, 03/11/2024 200 198
0.50%, 08/26/2025 320 313
2.88%, 03/14/2023 210 216
Tennessee Valley Authority
3.50%, 12/15/2042
(f)
100 120
4.25%, 09/15/2065 115 170
5.25%, 09/15/2039 250 360
5.38%, 04/01/2056 61 104
5.88%, 04/01/2036 325 481
6.75%, 11/01/2025 57 69
Uruguay Government International Bond
4.13%, 11/20/2045 136 159
4.38%, 10/27/2027 80 90
5.10%, 06/18/2050 200 259
7.63%, 03/21/2036 150 225
$ 14,825
Supranational Bank - 1 .47%
African Development Bank
0.88%, 03/23/2026 305 301
0.88%, 07/22/2026 115 113
Asian Development Bank
0.25%, 10/06/2023 450 447
0.38%, 06/11/2024 115 114
0.38%, 09/03/2025 310 302
1.00%, 04/14/2026 115 114
1.50%, 03/04/2031 115 117
2.13%, 03/19/2025 300 311
2.38%, 08/10/2027 500 527
2.75%, 03/17/2023 670 690
2.75%, 01/19/2028 130 141
5.82%, 06/16/2028 39 50
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 303
Council Of Europe Development Bank
0.38%, 06/10/2024 115 114
1.38%, 02/27/2025 310 314
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 314
0.50%, 01/28/2026 115 112
European Investment Bank
0.38%, 07/24/2024 345 341
0.38%, 12/15/2025 305 296
0.38%, 03/26/2026 630 610
0.63%, 10/21/2027 60 58
0.75%, 10/26/2026 60 59
1.25%, 02/14/2031 255 250
1.63%, 03/14/2025 80 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank   (continued)
1.63%, 05/13/2031 $ 60 $ 61
1.88%, 02/10/2025 250 257
2.38%, 05/24/2027 120 127
2.50%, 03/15/2023 440 452
Inter-American Development Bank
0.25%, 11/15/2023 310 308
0.50%, 09/23/2024 195 193
0.63%, 09/16/2027 305 292
0.88%, 04/20/2026 75 74
1.13%, 07/20/2028 115 113
1.13%, 01/13/2031 110 106
1.75%, 03/14/2025 230 236
2.13%, 01/15/2025 500 518
2.38%, 07/07/2027 250 264
4.38%, 01/24/2044 50 70
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 55 55
0.25%, 11/24/2023 60 60
0.50%, 10/28/2025 200 195
0.75%, 11/24/2027 120 116
0.75%, 08/26/2030 310 292
0.88%, 07/15/2026 175 173
1.25%, 02/10/2031 115 113
1.38%, 04/20/2028 115 115
1.63%, 01/15/2025 470 480
1.63%, 11/03/2031 120 121
1.75%, 10/23/2029 200 204
2.50%, 03/19/2024 115 120
2.50%, 07/29/2025 170 179
3.00%, 09/27/2023 300 313
7.63%, 01/19/2023 933 1,009
International Finance Corp
0.38%, 07/16/2025 315 307
Nordic Investment Bank
0.38%, 09/11/2025 230 224
$ 13,227
Telecommunications - 1 .32%
America Movil SAB de CV
6.13%, 03/30/2040 180 255
AT&T Inc
0.90%, 03/25/2024 115 114
1.65%, 02/01/2028 200 195
1.70%, 03/25/2026 340 339
2.25%, 02/01/2032 145 140
3.10%, 02/01/2043 145 140
3.50%, 09/15/2053 1,227 1,239
3.55%, 09/15/2055 815 819
3.65%, 09/15/2059 699 708
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 68
Cisco Systems Inc/Delaware
5.50%, 01/15/2040 60 85
Juniper Networks Inc
2.00%, 12/10/2030 55 53
Orange SA
5.38%, 01/13/2042 30 40
Rogers Communications Inc
3.70%, 11/15/2049 190 200
5.00%, 03/15/2044 200 245
7.50%, 08/15/2038 250 378
T-Mobile USA Inc
1.50%, 02/15/2026 310 306
2.05%, 02/15/2028 310 305
2.25%, 11/15/2031 150 144
3.00%, 02/15/2041 150 143
3.30%, 02/15/2051 150 146

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
3.50%, 04/15/2025 $ 155 $ 164
3.75%, 04/15/2027 315 339
4.38%, 04/15/2040 155 176
Verizon Communications Inc
0.75%, 03/22/2024 145 144
1.45%, 03/20/2026 115 114
1.50%, 09/18/2030 180 169
1.68%, 10/30/2030 2,626 2,478
1.75%, 01/20/2031 135 128
2.10%, 03/22/2028 175 175
2.36%, 03/15/2032
(h)
65 64
2.55%, 03/21/2031 115 116
2.65%, 11/20/2040 50 48
2.88%, 11/20/2050 135 131
2.99%, 10/30/2056 89 86
3.00%, 11/20/2060 65 62
3.40%, 03/22/2041 115 122
3.55%, 03/22/2051 115 126
3.70%, 03/22/2061 60 66
3.85%, 11/01/2042 90 100
4.33%, 09/21/2028 60 68
4.81%, 03/15/2039 75 94
Vodafone Group PLC
4.13%, 05/30/2025 75 82
4.25%, 09/17/2050 250 288
5.00%, 05/30/2038 80 100
6.15%, 02/27/2037 240 326
$ 11,828
Transportation - 0 .56%
Burlington Northern Santa Fe LLC
3.40%, 09/01/2024 70 74
3.55%, 02/15/2050 155 176
4.15%, 04/01/2045 200 244
4.40%, 03/15/2042 30 37
5.40%, 06/01/2041 400 543
Canadian Pacific Railway Co
1.75%, 12/02/2026
(i)
145 145
2.45%, 12/02/2031
(i)
85 86
3.00%, 12/02/2041
(i)
85 87
3.10%, 12/02/2051
(i)
85 87
6.13%, 09/15/2115 75 113
CSX Corp
2.40%, 02/15/2030 60 61
3.35%, 09/15/2049 60 65
3.80%, 03/01/2028 75 83
4.30%, 03/01/2048 200 245
FedEx Corp
3.88%, 08/01/2042 30 33
4.55%, 04/01/2046 500 606
Norfolk Southern Corp
2.30%, 05/15/2031 60 61
2.55%, 11/01/2029 150 155
2.90%, 08/25/2051 60 60
3.94%, 11/01/2047 192 226
4.84%, 10/01/2041 30 38
Ryder System Inc
2.90%, 12/01/2026 150 157
Union Pacific Corp
2.38%, 05/20/2031 60 61
2.89%, 04/06/2036 140 146
2.97%, 09/16/2062 90 90
3.20%, 05/20/2041 60 64
3.55%, 08/15/2039 435 487
3.84%, 03/20/2060 220 263
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc
2.50%, 09/01/2029 $ 125 $ 131
3.40%, 09/01/2049 180 207
3.90%, 04/01/2025 155 168
4.88%, 11/15/2040 30 40
$ 5,039
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 115 109
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 60 60
3.25%, 06/01/2051 60 64
3.75%, 09/01/2047 140 159
6.59%, 10/15/2037 13 19
Essential Utilities Inc
2.40%, 05/01/2031 60 60
$ 362
TOTAL BONDS $ 283,432
MUNICIPAL BONDS - 0 .50%
Principal
Amount (000's) Value (000's)
California - 0 .15%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 294
6.91%, 10/01/2050 125 229
California State University
2.98%, 11/01/2051 155 165
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 29
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 32
State of California
3.50%, 04/01/2028 115 128
7.30%, 10/01/2039 300 479
$ 1,356
Georgia - 0 .03%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 153 238
Illinois - 0 .15%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 432
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 42
State of Illinois
4.95%, 06/01/2023 43 45
5.10%, 06/01/2033 700 818
$ 1,337
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(j)
50 49
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 318
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 221
$ 588
New York - 0 .04%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 342

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio - 0 .01%
Ohio State University/The
4.91%, 06/01/2040 $ 50 $ 70
Texas - 0 .03%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 43
State of Texas
4.68%, 04/01/2040 160 211
$ 254
Wisconsin - 0 .03%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
270 307
TOTAL MUNICIPAL BONDS $ 4,492
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65 .85%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .09%
2.00%, 09/01/2031 $ 93 $ 96
2.00%, 12/01/2031 117 120
2.50%, 08/01/2028 89 93
2.50%, 01/01/2030 250 260
2.50%, 01/01/2031 225 235
2.50%, 02/01/2031 224 232
2.50%, 12/01/2031 356 371
2.50%, 01/01/2032 386 402
2.50%, 03/01/2032 119 124
2.50%, 11/01/2036 68 71
3.00%, 11/01/2028 175 185
3.00%, 04/01/2029 149 157
3.00%, 09/01/2029 139 146
3.00%, 10/01/2029 204 214
3.00%, 11/01/2029 92 96
3.00%, 01/01/2030 83 87
3.00%, 11/01/2030 86 90
3.00%, 03/01/2031 52 55
3.00%, 05/01/2032 241 255
3.00%, 03/01/2033 131 138
3.00%, 04/01/2033 35 37
3.00%, 09/01/2036 59 63
3.00%, 09/01/2036 103 108
3.00%, 02/01/2037 99 104
3.00%, 10/01/2042 226 240
3.00%, 11/01/2042 350 371
3.00%, 02/01/2043 335 355
3.00%, 08/01/2043 505 536
3.00%, 08/01/2043 434 460
3.00%, 09/01/2043 91 97
3.00%, 10/01/2043 71 75
3.00%, 01/01/2045 81 85
3.00%, 06/01/2046 209 218
3.00%, 10/01/2046 123 130
3.00%, 02/01/2047 179 189
3.50%, 12/01/2031 158 168
3.50%, 05/01/2034 52 55
3.50%, 11/01/2034 59 64
3.50%, 01/01/2035 123 131
3.50%, 04/01/2037 49 52
3.50%, 06/01/2042 80 86
3.50%, 06/01/2042 358 385
3.50%, 06/01/2042 294 317
3.50%, 07/01/2042 783 843
3.50%, 10/01/2042 487 526
3.50%, 02/01/2045 66 70
3.50%, 03/01/2045 156 168
3.50%, 06/01/2045 167 178
3.50%, 07/01/2045 157 167
3.50%, 06/01/2046 210 223
3.50%, 08/01/2046 155 165
3.50%, 09/01/2046 352 371
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 12/01/2024 $ 52 $ 55
4.00%, 12/01/2030 14 16
4.00%, 11/01/2033 96 105
4.00%, 07/01/2034 64 69
4.00%, 04/01/2038 128 138
4.00%, 12/01/2040 123 136
4.00%, 02/01/2044 120 132
4.00%, 04/01/2044 126 138
4.00%, 07/01/2044 144 157
4.00%, 09/01/2044 55 60
4.00%, 11/01/2044 188 206
4.00%, 01/01/2045 168 184
4.00%, 08/01/2045 238 260
4.00%, 11/01/2045 19 20
4.00%, 12/01/2045 46 50
4.00%, 02/01/2046 66 72
4.00%, 05/01/2046 133 145
4.50%, 10/01/2030 60 65
4.50%, 05/01/2031 7 8
4.50%, 02/01/2041 103 114
4.50%, 09/01/2043 43 48
4.50%, 12/01/2043 137 152
4.50%, 03/01/2044 252 280
4.50%, 04/01/2044 89 97
4.50%, 09/01/2044 150 166
4.50%, 10/01/2044 65 70
4.50%, 03/01/2047 77 84
4.50%, 07/01/2047 58 63
4.50%, 11/01/2047 15 16
4.50%, 05/01/2049 2,864 3,082
5.00%, 11/01/2035 49 56
5.00%, 12/01/2036 154 175
5.00%, 08/01/2039 64 73
5.00%, 12/01/2041 73 83
5.00%, 02/01/2042 326 371
5.00%, 04/01/2044 65 72
5.00%, 02/01/2048 93 103
5.00%, 07/01/2048 52 57
5.50%, 06/01/2034 80 90
5.50%, 07/01/2038 80 93
5.50%, 07/01/2038 61 71
5.50%, 12/01/2038 131 151
5.50%, 10/01/2039 191 213
5.50%, 06/01/2041 91 105
6.00%, 04/01/2038 308 361
6.00%, 11/01/2038 87 99
$ 18,825
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .02%
1.50%, 03/01/2036 1,608 1,618
1.50%, 12/01/2036
(k)
2,500 2,513
2.00%, 09/01/2029 203 208
2.00%, 05/01/2030 81 83
2.00%, 12/01/2031 156 160
2.00%, 02/01/2032 97 99
2.00%, 05/01/2036 1,300 1,338
2.00%, 12/01/2036
(k)
6,000 6,152
2.00%, 04/01/2051 14,336 14,419
2.00%, 04/01/2051 9,682 9,737
2.00%, 04/01/2051 6,282 6,312
2.00%, 04/01/2051 2,848 2,873
2.00%, 06/01/2051 2,360 2,364
2.00%, 07/01/2051 2,618 2,622
2.00%, 09/01/2051 3,454 3,459
2.00%, 10/01/2051 2,495 2,499
2.00%, 11/01/2051 1,998 2,012
2.00%, 01/01/2052
(k)
8,500 8,488
2.50%, 01/01/2028 78 81

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2028 $ 81 $ 85
2.50%, 07/01/2028 221 230
2.50%, 11/01/2028 256 266
2.50%, 09/01/2029 149 155
2.50%, 02/01/2030 82 86
2.50%, 03/01/2030 204 213
2.50%, 05/01/2030 181 189
2.50%, 07/01/2030 116 120
2.50%, 08/01/2030 226 236
2.50%, 08/01/2030 236 246
2.50%, 12/01/2030 311 324
2.50%, 03/01/2031 224 233
2.50%, 07/01/2031 252 263
2.50%, 11/01/2031 385 401
2.50%, 12/01/2031 72 75
2.50%, 01/01/2032 109 113
2.50%, 03/01/2032 127 132
2.50%, 07/01/2033 10 11
2.50%, 02/01/2035 1,649 1,714
2.50%, 10/01/2036 31 32
2.50%, 10/01/2036 74 77
2.50%, 12/01/2036 85 88
2.50%, 01/01/2043 67 68
2.50%, 05/01/2043 108 111
2.50%, 10/01/2043 84 87
2.50%, 08/01/2046 60 62
2.50%, 12/01/2046 138 142
2.50%, 12/01/2046 98 100
2.50%, 07/01/2050 1,500 1,546
2.50%, 08/01/2050 5,936 6,116
2.50%, 09/01/2050 1,763 1,812
2.50%, 07/01/2051 750 769
2.50%, 07/01/2051 1,168 1,198
2.50%, 08/01/2051 1,304 1,339
2.50%, 09/01/2051 2,240 2,305
2.50%, 10/01/2051 2,496 2,561
2.50%, 01/01/2052
(k)
19,800 20,249
3.00%, 04/01/2027 64 67
3.00%, 01/01/2029 54 56
3.00%, 02/01/2029 55 58
3.00%, 12/01/2029 52 54
3.00%, 12/01/2029 117 123
3.00%, 01/01/2030 294 308
3.00%, 01/01/2030 258 271
3.00%, 06/01/2030 166 175
3.00%, 09/01/2030 57 60
3.00%, 10/01/2030 278 292
3.00%, 11/01/2030 255 268
3.00%, 12/01/2030 66 69
3.00%, 03/01/2031 184 194
3.00%, 04/01/2031 59 62
3.00%, 09/01/2031 279 293
3.00%, 12/01/2031 120 126
3.00%, 01/01/2033 31 33
3.00%, 04/01/2033 32 34
3.00%, 08/01/2034 323 342
3.00%, 05/01/2035 313 330
3.00%, 06/01/2040 564 587
3.00%, 04/01/2043 296 313
3.00%, 04/01/2043 84 89
3.00%, 04/01/2043 179 190
3.00%, 05/01/2043 389 412
3.00%, 05/01/2043 75 79
3.00%, 05/01/2043 134 142
3.00%, 07/01/2043 80 85
3.00%, 07/01/2043 384 407
3.00%, 08/01/2043 56 59
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2043 $ 415 $ 439
3.00%, 10/01/2043 236 251
3.00%, 10/01/2043 381 404
3.00%, 11/01/2043 105 111
3.00%, 01/01/2045 523 553
3.00%, 05/01/2046 82 86
3.00%, 05/01/2046 78 82
3.00%, 10/01/2046 451 474
3.00%, 09/01/2049 1,402 1,460
3.00%, 10/01/2049 1,550 1,615
3.00%, 10/01/2049 2,263 2,365
3.00%, 11/01/2049 1,932 2,032
3.00%, 11/01/2049 923 964
3.00%, 11/01/2049 2,568 2,673
3.00%, 12/01/2049 2,500 2,627
3.00%, 03/01/2050 3,937 4,129
3.50%, 12/01/2026 92 98
3.50%, 03/01/2029 108 115
3.50%, 09/01/2029 103 110
3.50%, 11/01/2030 81 86
3.50%, 04/01/2032 14 15
3.50%, 07/01/2032 12 13
3.50%, 09/01/2032 13 13
3.50%, 12/01/2032 1,835 1,958
3.50%, 10/01/2033 8 9
3.50%, 05/01/2034 41 44
3.50%, 06/01/2034 29 31
3.50%, 07/01/2034 177 189
3.50%, 10/01/2034 45 48
3.50%, 02/01/2036 49 52
3.50%, 02/01/2037 39 42
3.50%, 05/01/2037 54 58
3.50%, 03/01/2041 19 20
3.50%, 02/01/2042 193 208
3.50%, 03/01/2042 44 47
3.50%, 05/01/2042 280 302
3.50%, 06/01/2042 264 285
3.50%, 07/01/2042 45 48
3.50%, 10/01/2042 366 394
3.50%, 04/01/2043 331 357
3.50%, 05/01/2043 241 259
3.50%, 05/01/2043 332 359
3.50%, 06/01/2043 63 68
3.50%, 08/01/2043 250 270
3.50%, 09/01/2043 912 985
3.50%, 01/01/2044 84 90
3.50%, 01/01/2044 1,001 1,078
3.50%, 07/01/2044 380 408
3.50%, 10/01/2044 130 139
3.50%, 11/01/2044 141 151
3.50%, 12/01/2044 217 232
3.50%, 02/01/2045 220 235
3.50%, 02/01/2045 152 162
3.50%, 04/01/2045 129 138
3.50%, 04/01/2045 244 262
3.50%, 10/01/2045 88 94
3.50%, 10/01/2045 70 74
3.50%, 11/01/2045 132 142
3.50%, 11/01/2045 162 173
3.50%, 12/01/2045 16 18
3.50%, 12/01/2045 202 216
3.50%, 12/01/2045 98 105
3.50%, 01/01/2046 249 264
3.50%, 03/01/2046 234 250
3.50%, 03/01/2046 65 70
3.50%, 05/01/2046 44 47
3.50%, 06/01/2046 89 95

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2046 $ 230 $ 244
3.50%, 12/01/2046 184 196
3.50%, 03/01/2047 174 185
3.50%, 07/01/2049 1,687 1,778
3.50%, 08/01/2049 604 635
3.50%, 11/01/2049 2,569 2,723
4.00%, 12/01/2024 76 80
4.00%, 04/01/2029 6 6
4.00%, 12/01/2030 7 8
4.00%, 03/01/2031 347 368
4.00%, 03/01/2031 45 47
4.00%, 11/01/2031 10 11
4.00%, 11/01/2033 168 183
4.00%, 11/01/2033 33 35
4.00%, 10/01/2034 101 110
4.00%, 02/01/2036 148 162
4.00%, 01/01/2037 50 55
4.00%, 10/01/2037 71 77
4.00%, 03/01/2038 28 31
4.00%, 07/01/2038 105 113
4.00%, 12/01/2038 69 74
4.00%, 01/01/2039 93 100
4.00%, 09/01/2040 49 54
4.00%, 01/01/2041 59 64
4.00%, 02/01/2041 19 21
4.00%, 12/01/2041 84 92
4.00%, 06/01/2042 86 94
4.00%, 06/01/2042 141 155
4.00%, 07/01/2042 492 541
4.00%, 12/01/2042 146 160
4.00%, 11/01/2043 183 201
4.00%, 09/01/2044 72 79
4.00%, 11/01/2044 71 77
4.00%, 01/01/2045 66 72
4.00%, 04/01/2045 77 82
4.00%, 08/01/2045 80 86
4.00%, 11/01/2045 269 294
4.00%, 07/01/2046 57 62
4.00%, 05/01/2048 127 138
4.00%, 04/01/2049 490 523
4.00%, 07/01/2049 1,417 1,510
4.00%, 10/01/2049 2,447 2,632
4.00%, 11/01/2049 1,305 1,393
4.00%, 04/01/2050 2,141 2,302
4.50%, 08/01/2023 29 31
4.50%, 06/01/2029 12 13
4.50%, 07/01/2029 3 3
4.50%, 08/01/2030 7 7
4.50%, 01/01/2034 20 22
4.50%, 04/01/2039 81 89
4.50%, 09/01/2040 153 170
4.50%, 05/01/2041 196 217
4.50%, 09/01/2041 215 236
4.50%, 11/01/2043 113 124
4.50%, 11/01/2043 109 121
4.50%, 01/01/2044 119 132
4.50%, 02/01/2044 40 44
4.50%, 04/01/2044 130 144
4.50%, 04/01/2044 177 195
4.50%, 05/01/2044 37 41
4.50%, 08/01/2044 68 73
4.50%, 08/01/2044 164 181
4.50%, 10/01/2044 90 97
4.50%, 04/01/2045 40 43
4.50%, 04/01/2046 46 50
4.50%, 05/01/2046 97 106
4.50%, 01/01/2047 71 77
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 01/01/2047 $ 245 $ 269
5.00%, 12/01/2025 12 14
5.00%, 01/01/2039 354 398
5.00%, 07/01/2039 149 170
5.00%, 02/01/2041 66 75
5.00%, 02/01/2041 97 109
5.00%, 04/01/2041 246 280
5.00%, 05/01/2042 127 145
5.00%, 07/01/2042 62 71
5.00%, 03/01/2044 52 58
5.00%, 05/01/2044 82 93
5.00%, 02/01/2045 119 136
5.00%, 06/01/2045 355 404
5.00%, 06/01/2048 80 88
5.00%, 08/01/2048 41 45
5.50%, 12/01/2027 21 23
5.50%, 03/01/2038 82 95
5.50%, 05/01/2038 91 106
5.50%, 06/01/2038 123 142
5.50%, 09/01/2038 196 224
5.50%, 11/01/2038 90 104
5.50%, 04/01/2039 99 115
5.50%, 04/01/2040 101 116
6.00%, 04/01/2026 12 14
6.00%, 10/01/2036 71 83
$ 171,006
Government National Mortgage Association (GNMA) - 6 .06%
2.00%, 12/01/2051 11,000 11,143
2.50%, 06/20/2027 75 78
2.50%, 12/20/2030 70 73
2.50%, 03/20/2031 114 119
2.50%, 07/20/2043 98 102
2.50%, 12/20/2046 246 254
2.50%, 01/20/2047 78 80
2.50%, 12/01/2051 12,000 12,329
3.00%, 02/15/2027 44 46
3.00%, 08/20/2029 52 54
3.00%, 09/20/2029 61 64
3.00%, 07/20/2030 48 50
3.00%, 01/20/2031 54 56
3.00%, 07/20/2032 62 65
3.00%, 09/20/2042 50 52
3.00%, 11/20/2042 372 391
3.00%, 12/20/2042 275 289
3.00%, 01/20/2043 266 279
3.00%, 03/20/2043 329 348
3.00%, 03/20/2043 338 355
3.00%, 03/20/2043 67 71
3.00%, 04/20/2043 420 442
3.00%, 06/20/2043 375 394
3.00%, 08/20/2043 408 429
3.00%, 05/20/2044 178 187
3.00%, 12/15/2044 38 40
3.00%, 12/20/2044 369 386
3.00%, 01/15/2045 48 50
3.00%, 01/15/2045 38 40
3.00%, 02/20/2045 38 40
3.00%, 05/20/2045 249 262
3.00%, 06/20/2045 101 106
3.00%, 07/20/2045 729 763
3.00%, 08/20/2045 354 370
3.00%, 09/20/2045 148 155
3.00%, 10/20/2045 311 325
3.00%, 12/20/2045 169 177
3.00%, 01/20/2046 77 80
3.00%, 03/20/2046 311 326
3.00%, 04/20/2046 680 711

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 05/20/2046 $ 504 $ 527
3.00%, 06/20/2046 491 514
3.00%, 07/20/2046 1,122 1,174
3.00%, 08/20/2046 462 483
3.00%, 09/20/2046 352 368
3.00%, 10/20/2046 266 278
3.00%, 11/20/2046 551 584
3.00%, 12/15/2046 116 121
3.00%, 12/01/2051 2,000 2,074
3.50%, 05/20/2042 101 108
3.50%, 06/20/2042 102 110
3.50%, 07/20/2042 403 433
3.50%, 09/20/2042 311 335
3.50%, 10/20/2042 223 240
3.50%, 11/20/2042 198 213
3.50%, 12/20/2042 208 223
3.50%, 01/20/2043 341 366
3.50%, 02/20/2043 540 580
3.50%, 03/20/2043 362 389
3.50%, 04/15/2043 124 132
3.50%, 04/20/2043 242 260
3.50%, 05/20/2043 160 171
3.50%, 07/20/2043 207 222
3.50%, 08/20/2043 504 541
3.50%, 09/20/2043 358 385
3.50%, 10/20/2043 171 183
3.50%, 09/20/2044 143 153
3.50%, 10/20/2044 163 173
3.50%, 11/20/2044 157 167
3.50%, 12/20/2044 163 173
3.50%, 01/20/2045 159 169
3.50%, 02/20/2045 214 227
3.50%, 03/15/2045 37 39
3.50%, 03/20/2045 268 284
3.50%, 04/15/2045 9 10
3.50%, 04/20/2045 259 278
3.50%, 04/20/2045 160 170
3.50%, 05/20/2045 264 281
3.50%, 06/20/2045 41 43
3.50%, 07/20/2045 226 241
3.50%, 08/20/2045 244 259
3.50%, 09/20/2045 233 247
3.50%, 10/20/2045 210 222
3.50%, 11/20/2045 373 397
3.50%, 12/20/2045 273 290
3.50%, 02/20/2046 226 239
3.50%, 08/15/2046 75 80
3.50%, 09/15/2046 72 75
3.50%, 01/15/2048 71 75
3.50%, 09/15/2048 94 105
4.00%, 11/20/2043 296 322
4.00%, 02/20/2044 122 133
4.00%, 05/15/2044 94 103
4.00%, 05/20/2044 70 76
4.00%, 07/20/2044 20 22
4.00%, 08/20/2044 155 169
4.00%, 09/20/2044 136 148
4.00%, 10/20/2044 506 551
4.00%, 11/15/2044 68 75
4.00%, 11/20/2044 98 107
4.00%, 12/20/2044 184 200
4.00%, 01/20/2045 79 86
4.00%, 03/20/2045 120 131
4.00%, 08/20/2045 139 151
4.00%, 09/15/2045 33 36
4.00%, 09/20/2045 161 175
4.00%, 10/20/2045 205 219
4.00%, 11/20/2045 283 307
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 12/15/2045 $ 50 $ 54
4.00%, 01/20/2046 334 361
4.00%, 02/20/2046 53 57
4.00%, 04/20/2046 202 215
4.00%, 10/20/2046 57 62
4.00%, 11/20/2046 266 283
4.00%, 01/20/2047 15 17
4.00%, 02/20/2047 247 262
4.00%, 03/20/2047 171 183
4.00%, 05/20/2047 58 62
4.00%, 11/20/2047 385 411
4.50%, 03/15/2039 110 124
4.50%, 03/15/2040 133 150
4.50%, 07/15/2040 144 162
4.50%, 02/20/2041 26 28
4.50%, 03/20/2041 19 21
4.50%, 05/15/2045 60 68
4.50%, 12/20/2046 192 213
4.50%, 03/15/2047 61 68
4.50%, 10/15/2047 98 109
5.00%, 05/15/2033 111 128
5.00%, 07/20/2038 93 104
5.00%, 10/15/2038 149 172
5.00%, 04/20/2039 64 73
5.00%, 10/15/2041 127 144
5.00%, 01/20/2045 105 120
5.00%, 02/20/2046 35 40
5.00%, 12/20/2046 81 92
5.00%, 08/20/2048 31 34
5.00%, 10/20/2048 110 119
5.50%, 03/15/2038 54 60
5.50%, 02/15/2039 46 51
5.50%, 06/15/2040 131 147
5.50%, 07/20/2044 80 92
5.50%, 09/20/2044 120 141
5.50%, 12/20/2048 19 21
$ 54,451
U.S. Treasury - 38 .68%
0.13%, 12/31/2022 450 449
0.13%, 02/28/2023 3,160 3,151
0.13%, 03/31/2023 1,165 1,161
0.13%, 06/30/2023 1,325 1,319
0.13%, 07/15/2023 855 851
0.13%, 07/31/2023 1,920 1,909
0.13%, 08/15/2023 495 492
0.13%, 10/15/2023 800 794
0.25%, 03/15/2024 2,255 2,234
0.25%, 06/15/2024 3,035 2,998
0.25%, 05/31/2025 1,430 1,395
0.25%, 06/30/2025 2,945 2,869
0.25%, 07/31/2025 310 302
0.38%, 04/15/2024 4,865 4,830
0.38%, 01/31/2026 1,605 1,558
0.38%, 07/31/2027 3,605 3,439
0.38%, 09/30/2027 1,710 1,626
0.50%, 03/31/2025 375 370
0.50%, 04/30/2027 450 434
0.50%, 05/31/2027 555 534
0.50%, 06/30/2027 745 716
0.50%, 08/31/2027 1,520 1,457
0.50%, 10/31/2027 1,315 1,257
0.63%, 07/31/2026 985 962
0.63%, 03/31/2027 885 860
0.63%, 11/30/2027 1,270 1,222
0.63%, 12/31/2027 1,205 1,158
0.63%, 05/15/2030 4,830 4,534
0.63%, 08/15/2030 5,675 5,314
0.75%, 05/31/2026 1,410 1,387

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.75%, 08/31/2026 $ 600 $ 589
0.75%, 01/31/2028 1,475 1,427
0.88%, 09/30/2026 725 716
0.88%, 11/15/2030 3,225 3,083
1.00%, 07/31/2028 2,550 2,493
1.13%, 02/28/2025 660 665
1.13%, 02/28/2027 4,125 4,114
1.13%, 02/29/2028 555 550
1.13%, 02/15/2031 2,205 2,153
1.13%, 05/15/2040 1,950 1,730
1.13%, 08/15/2040 1,085 959
1.25%, 08/31/2024 3,140 3,180
1.25%, 03/31/2028 1,550 1,544
1.25%, 04/30/2028 1,980 1,972
1.25%, 05/31/2028 2,420 2,408
1.25%, 06/30/2028 1,305 1,297
1.25%, 09/30/2028 1,110 1,102
1.25%, 08/15/2031 1,285 1,264
1.25%, 05/15/2050 1,580 1,382
1.38%, 08/31/2023 950 965
1.38%, 10/31/2028 1,710 1,711
1.38%, 11/15/2031 1,010 1,004
1.38%, 11/15/2040 2,830 2,610
1.38%, 08/15/2050 2,275 2,053
1.50%, 02/28/2023 2,090 2,121
1.50%, 03/31/2023 3,520 3,574
1.50%, 09/30/2024 525 535
1.50%, 10/31/2024 930 948
1.50%, 08/15/2026 5,875 5,974
1.50%, 02/15/2030 1,510 1,524
1.63%, 04/30/2023 1,875 1,908
1.63%, 05/31/2023 3,000 3,055
1.63%, 10/31/2023 2,195 2,241
1.63%, 02/15/2026 2,808 2,870
1.63%, 05/15/2026 4,806 4,912
1.63%, 09/30/2026 495 506
1.63%, 08/15/2029 1,600 1,631
1.63%, 05/15/2031 2,480 2,528
1.63%, 11/15/2050 2,880 2,762
1.75%, 01/31/2023 2,110 2,146
1.75%, 05/15/2023 4,000 4,079
1.75%, 12/31/2026 1,295 1,334
1.75%, 11/15/2029 2,315 2,383
1.75%, 08/15/2041 490 481
1.88%, 08/31/2024 2,065 2,126
1.88%, 07/31/2026 1,340 1,386
1.88%, 02/15/2041 500 502
1.88%, 02/15/2051 1,690 1,718
2.00%, 04/30/2024 2,110 2,176
2.00%, 05/31/2024 5,715 5,897
2.00%, 06/30/2024 1,500 1,549
2.00%, 02/15/2025 4,825 4,992
2.00%, 11/15/2026 2,840 2,957
2.00%, 02/15/2050 1,760 1,839
2.00%, 08/15/2051 2,725 2,854
2.13%, 02/29/2024 3,230 3,337
2.13%, 03/31/2024 810 837
2.13%, 09/30/2024 600 622
2.13%, 11/30/2024 2,465 2,559
2.13%, 05/15/2025 3,870 4,024
2.25%, 12/31/2023 1,740 1,800
2.25%, 04/30/2024 3,710 3,848
2.25%, 10/31/2024 1,950 2,031
2.25%, 11/15/2024 1,085 1,130
2.25%, 12/31/2024 4,000 4,168
2.25%, 11/15/2025 380 398
2.25%, 03/31/2026 1,425 1,494
2.25%, 02/15/2027 2,670 2,813
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08/15/2027 $ 2,755 $ 2,907
2.25%, 11/15/2027 2,610 2,758
2.25%, 05/15/2041 425 452
2.25%, 08/15/2046 860 929
2.25%, 08/15/2049 1,570 1,726
2.38%, 01/31/2023 2,985 3,057
2.38%, 04/30/2026 2,895 3,053
2.38%, 05/15/2027 1,595 1,693
2.38%, 05/15/2029 2,215 2,372
2.38%, 11/15/2049 1,500 1,694
2.38%, 05/15/2051 2,505 2,841
2.50%, 03/31/2023 230 237
2.50%, 01/31/2024 3,600 3,746
2.50%, 05/15/2024 1,825 1,905
2.50%, 02/28/2026 4,840 5,122
2.50%, 02/15/2045 1,460 1,636
2.50%, 02/15/2046 1,520 1,714
2.50%, 05/15/2046 1,395 1,575
2.63%, 02/28/2023 3,030 3,116
2.63%, 06/30/2023 2,000 2,069
2.63%, 12/31/2023 3,435 3,579
2.63%, 12/31/2025 2,160 2,296
2.63%, 01/31/2026 805 856
2.63%, 02/15/2029 1,025 1,113
2.75%, 04/30/2023 2,280 2,356
2.75%, 05/31/2023 2,900 3,002
2.75%, 07/31/2023 2,818 2,925
2.75%, 11/15/2023 1,505 1,569
2.75%, 02/15/2024 4,600 4,815
2.75%, 06/30/2025 3,290 3,495
2.75%, 02/15/2028 3,760 4,088
2.75%, 08/15/2042 739 853
2.75%, 11/15/2042 125 144
2.75%, 08/15/2047 1,070 1,274
2.75%, 11/15/2047 1,435 1,711
2.88%, 09/30/2023 3,125 3,260
2.88%, 11/30/2023 1,050 1,098
2.88%, 04/30/2025 3,325 3,541
2.88%, 05/31/2025 2,000 2,132
2.88%, 11/30/2025 1,470 1,576
2.88%, 05/15/2028 2,600 2,851
2.88%, 08/15/2028 3,185 3,500
2.88%, 05/15/2043 605 713
2.88%, 08/15/2045 765 916
2.88%, 11/15/2046 600 726
2.88%, 05/15/2049 1,585 1,959
3.00%, 09/30/2025 540 580
3.00%, 05/15/2042 1,045 1,253
3.00%, 11/15/2044 660 800
3.00%, 05/15/2045 825 1,006
3.00%, 11/15/2045 200 245
3.00%, 02/15/2047 1,125 1,393
3.00%, 05/15/2047 1,190 1,477
3.00%, 02/15/2048 1,215 1,518
3.00%, 08/15/2048 1,475 1,849
3.00%, 02/15/2049 1,445 1,822
3.13%, 11/15/2028 1,645 1,839
3.13%, 11/15/2041 435 530
3.13%, 02/15/2042 1,140 1,390
3.13%, 02/15/2043 815 996
3.13%, 08/15/2044 100 123
3.13%, 05/15/2048 2,030 2,598
3.38%, 05/15/2044 1,595 2,039
3.38%, 11/15/2048 1,200 1,609
3.50%, 02/15/2039 375 477
3.63%, 08/15/2043 655 862
3.63%, 02/15/2044 1,245 1,645
3.75%, 08/15/2041 400 529

Schedule of Investments
Bond Market Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 11/15/2043 $ 1,240 $ 1,664
3.88%, 08/15/2040 1,070 1,430
4.25%, 05/15/2039 375 521
4.25%, 11/15/2040 1,038 1,451
4.38%, 02/15/2038 495 693
4.38%, 05/15/2040 440 624
4.38%, 05/15/2041 1,090 1,555
4.50%, 02/15/2036 440 614
4.50%, 05/15/2038 305 433
4.50%, 08/15/2039 730 1,045
4.63%, 02/15/2040 1,345 1,957
4.75%, 02/15/2037 285 411
4.75%, 02/15/2041 99 148
5.00%, 05/15/2037 385 569
5.25%, 11/15/2028 409 515
5.25%, 02/15/2029 795 1,008
5.38%, 02/15/2031 1,100 1,482
6.00%, 02/15/2026 1,170 1,409
6.25%, 05/15/2030 1,270 1,767
6.38%, 08/15/2027 1,540 1,978
6.50%, 11/15/2026 1,000 1,258
6.63%, 02/15/2027 450 574
$ 347,758
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 592,040
Total Investments $ 961,352
Other Assets and Liabilities -  (6.93)% (62,312)
TOTAL NET ASSETS - 100.00% $ 899,040
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,891 or
0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,823 or 0.31% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,764 or 0.31% of net assets.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 43 .24%
Mortgage Securities 27 .89%
Money Market Funds 8 .98%
Financial 8 .72%
Consumer, Non-cyclical 4 .51%
Communications 2 .56%
Utilities 2 .21%
Energy 2 .15%
Industrial 2 .11%
Technology 2 .07%
Consumer, Cyclical 1 .27%
Basic Materials 0 .65%
Revenue Bonds 0 .24%
General Obligation Unlimited 0 .19%
Investment Companies 0 .07%
Insured 0 .07%
Other Assets and Liabilities
( 6 .93 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,789 $ 89,653 $ 89,610 $ 77,832
$ 77,789 $ 89,653 $ 89,610 $ 77,832
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .96 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .03%
Invesco Preferred ETF
(a)
26,887 $ 394
Money Market Funds - 4 .93%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
3,756,470 3,756
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
58,437,936 58,438
$ 62,194
TOTAL INVESTMENT COMPANIES $ 62,588
CONVERTIBLE PREFERRED STOCKS
- 0 .11 % Shares Held Value (000's)
Banks - 0 .11%
Bank of America Corp 7.25%
(f)
1,000 $ 1,418
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,418
PREFERRED STOCKS - 1 .43 % Shares Held Value (000's)
Banks - 0 .54%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(f)
60,563 $ 1,542
Fifth Third Bancorp 6.63%, 12/31/2023
(f)
21,693 593
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(f)
25,021 636
Fulton Financial Corp 5.13%, 01/15/2026
(f)
116,351 3,001
KeyCorp 6.13%, 12/15/2026
(a),(f)
801 24
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(f)
20,342 617
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
15,345 387
$ 6,800
Diversified Financial Services - 0 .03%
Affiliated Managers Group Inc 4.20%,
09/30/2061
17,000 408
Electric - 0 .01%
Southern Co/The 4.95%, 01/30/2080 2,360 63
Gas - 0 .00%
NiSource Inc 6.50%, 03/15/2024
(f)
267 7
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0 .09%
Assurant Inc 5.25%, 01/15/2061
(a)
38,498 1,014
Voya Financial Inc 5.35%, 09/15/2029
(f)
4,739 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 1,148
Pipelines - 0 .23%
Enbridge Inc 6.38%, 04/15/2078 110,650 2,913
3 Month USD LIBOR + 3.59%
REITs - 0 .00%
Public Storage 4.88%, 09/12/2024
(a),(f)
2,011 53
Sovereign - 0 .53%
CoBank ACB 6.13%, 01/01/2022
(f)
6,000 608
CoBank ACB 6.20%, 01/01/2025
(f)
10,000 1,060
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
38,800 4,016
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
10,000 1,045
3 Month USD LIBOR + 4.01%
$ 6,729
TOTAL PREFERRED STOCKS $ 18,121
BONDS - 93 .34%
Principal
Amount (000's) Value (000's)
Banks - 51 .26%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 1,900 $ 2,147
USD Swap Rate NY 5 Year + 5.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
$ 600 $ 627
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
9,400 9,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
10,000 10,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
6.25%, 09/05/2024
(f),(h)
2,000 2,120
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
2,000 2,245
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
2,767 2,999
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.54%, 12/20/2021
(f)
8,100 8,112
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
25,000 25,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(f),(h)
19,000 18,620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(f),(h)
7,373 7,714
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h)
7,600 7,323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(f),(h)
24,000 25,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
5,450 7,460
3 Month USD LIBOR + 1.55%
Barclays PLC
4.38%, 03/15/2028
(f),(h),(i)
8,000 7,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(f),(h),(i)
10,120 10,854
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(f),(h),(i)
8,000 8,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 02/25/2030
(f),(g),(h),(i)
3,000 2,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(f),(h),(i)
800 852
USD Swap Rate NY 5 Year + 4.15%
7.20%, 01/03/2022
(a),(f),(g),(h)
1,300 1,306
3 Month USD LIBOR + 1.29%
7.38%, 08/19/2025
(f),(g),(h),(i)
6,103 6,915
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
13,000 12,870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
8,000 7,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
(f),(h)
3,800 3,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Capital Securities Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
6.25%, 08/15/2026
(f),(h)
$ 1,239 $ 1,391
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(f),(h)
3,900 3,841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(f),(h)
6,500 7,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(f),(h)
3,500 3,631
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
13,000 14,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.73%, 02/15/2027
(g)
22,771 22,226
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),(i)
1,383 1,506
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
2,300 2,504
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
7,232 8,516
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(i)
600 650
Credit Suisse Group AG
4.50%, 09/03/2030
(a),(f),(g),(h),(i)
3,700 3,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(a),(f),(h),(i)
5,000 4,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/18/2024
(f),(g),(h),(i)
1,790 1,891
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
5,000 5,319
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(f),(g),(h),(i)
6,250 6,731
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
6,600 6,906
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
2,200 2,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(f),(h)
2,000 1,921
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(f),(h)
3,000 2,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(f),(h)
1,000 1,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(f),(h)
2,000 2,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
1,700 2,745
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(f),(h)
7,300 11,790
3 Month USD LIBOR + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
$ 3,000 $ 3,180
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(f),(h),(i)
1,300 1,383
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
500 548
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
10,200 10,863
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
8,800 10,010
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
0.74%, 06/15/2028 2,400 2,269
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(h)
2,000 2,161
3 Month USD LIBOR + 5.09%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
7,000 7,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
500 540
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
10,000 10,725
USD Swap Rate NY 5 Year + 4.20%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
19,000 18,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.93%, 02/01/2022
(f)
5,000 5,014
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
2,000 2,016
Secured Overnight Financing Rate + 3.13%
6.10%, 10/01/2024
(f),(h)
4,128 4,371
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
3,659 3,929
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
3,775 4,072
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.87%, 07/01/2028 2,000 1,929
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,914
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
3,100 3,146
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
5,500 5,582
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
7.50%, 06/27/2024
(f),(h),(i)
4,300 4,665
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),(i)
6,250 7,102
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(f),(h)
8,000 7,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(f),(h)
4,000 4,352
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
1,300 1,398
3 Month USD LIBOR + 3.61%

Schedule of Investments
Capital Securities Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
2.45%, 09/30/2027
(f)
$ 1,000 $ 994
3 Month USD LIBOR + 2.32%
4.60%, 06/28/2031
(f),(h),(i)
10,000 9,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(a),(f),(h),(i)
8,000 8,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
1,000 1,159
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
4,300 4,593
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
13,400 15,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
2,400 2,602
3 Month USD LIBOR + 3.20%
PNC Capital Trust C
0.69%, 06/01/2028 3,000 2,911
3 Month USD LIBOR + 0.57%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(f),(h)
2,300 2,218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
1,000 1,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
5,000 5,212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
200 203
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 10/04/2023
(f),(g),(h),(i)
5,500 5,830
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(a),(f),(h),(i)
3,000 3,180
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(f),(g),(h),(i)
3,500 4,033
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(f),(h),(i)
1,000 1,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(f),(g),(h)
7,800 10,807
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
3,600 4,988
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
3,300 3,349
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
1,000 1,055
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
5,000 4,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
800 782
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(f),(h)
5,800 5,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
$ 4,400 $ 4,438
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.77%, 03/15/2028 2,000 1,939
3 Month USD LIBOR + 0.65%
0.82%, 05/15/2027
(a)
4,500 4,386
3 Month USD LIBOR + 0.67%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
21,120 21,723
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
11,430 12,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),(i)
10,000 9,789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.88%, 08/07/2025
(f),(h),(i)
9,200 10,185
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
1,400 1,503
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
5,000 5,353
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
US Bancorp
3.70%, 01/15/2027
(f),(h)
28,500 27,823
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
8,800 8,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 647,012
Diversified Financial Services - 5 .24%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
4,500 4,641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h)
1,200 1,206
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(f),(h)
6,000 5,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(f),(h)
10,200 10,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(f),(h)
17,000 16,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(f),(h)
9,299 10,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(f),(h)
5,963 5,984
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(f),(g),(h)
2,500 2,500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%

Schedule of Investments
Capital Securities Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Discover Financial Services
6.13%, 06/23/2025
(f),(h)
$ 8,100 $ 8,916
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 66,175
Electric - 9 .51%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
26,000 25,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
24,300 25,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,625 7,094
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(h)
5,000 4,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(f),(h)
19,050 19,812
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
12,500 14,634
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
6,700 7,504
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.20%, 10/01/2066 3,341 3,183
3 Month USD LIBOR + 2.07%
2.24%, 06/15/2067 580 536
3 Month USD LIBOR + 2.13%
Southern Co/The
3.75%, 09/15/2051
(h)
5,100 5,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
6,000 6,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 120,056
Food - 0 .40%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
5,000 5,050
Gas - 0 .79%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
9,695 9,962
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
2,100 2,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18 .10%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,841
Allianz SE
3.20%, 10/30/2027
(f),(g),(h)
5,000 4,676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,413
3 Month USD LIBOR + 2.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(h)
$ 13,077 $ 14,778
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,273
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(f),(g),(h)
4,905 6,769
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,479
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 13,461
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(f),(h)
1,400 1,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.54%, 05/01/2067 1,600 1,550
3 Month USD LIBOR + 2.39%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 5,100
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
6,500 6,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
6,100 8,540
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,769
Lincoln National Corp
2.17%, 04/20/2067 3,245 2,852
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
1,000 1,101
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,448
MetLife Inc
3.85%, 09/15/2025
(f),(h)
7,200 7,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 868
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
10,372 15,352
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 7,325
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,654
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,537
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 611
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
4,600 4,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
10,500 10,251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%

Schedule of Investments
Capital Securities Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co   (continued)
5.00%, 10/18/2042
(g),(h)
$ 1,525 $ 1,561
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 846
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
10,000 10,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 9,749
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,232
3 Month USD LIBOR + 4.18%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
5,000 5,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(g),(h)
3,000 3,270
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,423
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,250
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
1,400 1,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
26,800 25,728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 228,426
Oil & Gas - 0 .79%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
9,500 9,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 4 .29%
Enbridge Inc
5.75%, 07/15/2080
(h)
5,000 5,533
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,625
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
11,000 12,124
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,881 15,301
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,321
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,250
Secured Overnight Financing Rate + 4.42%
5.63%, 05/20/2075
(h)
600 630
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(h)
4,000 4,350
3 Month USD LIBOR + 4.64%
$ 54,134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .71%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
$ 4,000 $ 4,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
4,500 4,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 8,978
Sovereign - 0 .25%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
1,000 1,100
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
1,900 2,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 3,154
Telecommunications - 1 .39%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
8,000 7,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(h)
9,250 9,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.00%, 04/04/2079
(h)
450 542
USD Swap Semi-Annual 5 Year + 4.87%
$ 17,502
Transportation - 0 .44%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,588
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,178,095
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .36%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .36%
0.25%, 04/15/2023 $ 2,500 $ 2,496
0.38%, 03/31/2022 2,000 2,002
$ 4,498
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,498
Total Investments $ 1,264,720
Other Assets and Liabilities -  (0.20)% (2,564)
TOTAL NET ASSETS - 100.00% $ 1,262,156
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,083 or 1.12% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,676 or 1.16% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $227,596 or 18.03% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Capital Securities Fund
November 30, 2021 (unaudited)
See accompanying notes.

(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $233,230 or 18.48% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 76 .08%
Utilities 10 .31%
Energy 5 .31%
Money Market Funds 4 .93%
Communications 1 .39%
Government 1 .14%
Industrial 0 .61%
Consumer, Non-cyclical 0 .40%
Investment Companies 0 .03%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,082 $ 204,389 $ 158,033 $ 58,438
$ 12,082 $ 204,389 $ 158,033 $ 58,438
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.87% Shares Held Value (000's)
Exchange-Traded Funds - 0.35%
Invesco S&P Global Water Index ETF 53,679 $ 3,134
SPDR S&P Global Natural Resources ETF 230,327 11,878
$ 15,012
Money Market Funds - 2.52%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,911,872 1,912
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
107,994,426 107,994
$ 109,906
TOTAL INVESTMENT COMPANIES $ 124,918
COMMON STOCKS - 50.82% Shares Held Value (000's)
Agriculture - 0.63%
Archer-Daniels-Midland Co 61,206 $ 3,808
Bunge Ltd 158,707 13,739
Darling Ingredients Inc
(d)
144,656 9,767
$ 27,314
Automobile Parts & Equipment - 0.10%
Aptiv PLC
(d)
27,039 4,336
Beverages - 0.04%
Vitasoy International Holdings Ltd 964,000 1,924
Biotechnology - 0.20%
Corteva Inc 198,550 8,935
Building Materials - 0.44%
American Woodmark Corp
(d)
2,169 134
Builders FirstSource Inc
(d)
12,872 894
Forterra Inc
(d)
9,579 228
Fortune Brands Home & Security Inc 5,172 520
Geberit AG 5,870 4,482
Lennox International Inc 12,400 3,832
Louisiana-Pacific Corp 13,809 902
Nibe Industrier AB 348,792 4,971
UFP Industries Inc 7,258 604
Zurn Water Solutions Corp 70,777 2,481
$ 19,048
Chemicals - 1.92%
CF Industries Holdings Inc 234,115 14,185
Chr Hansen Holding A/S 64,091 4,758
FMC Corp 39,220 3,929
ICL Group Ltd 518,532 4,506
Ingevity Corp
(d)
8,074 581
Koninklijke DSM NV 23,451 5,047
Lenzing AG
(d)
2,688 320
Mosaic Co/The 425,853 14,573
Novozymes A/S 48,147 3,656
Nutrien Ltd 60,600 4,017
Nutrien Ltd 151,487 10,016
Olin Corp 46,416 2,523
Rayonier Advanced Materials Inc
(d)
22,816 125
Sociedad Quimica y Minera de Chile SA ADR 70,420 4,384
Tronox Holdings PLC 226,500 4,981
Umicore SA 47,130 2,305
Yara International ASA 73,223 3,595
$ 83,501
Commercial Services - 2.18%
ALEATICA SAB de CV
(d)
6,474,574 5,873
Atlantia SpA
(d)
594,628 10,859
Atlas Arteria Ltd 5,675,031 26,023
Brambles Ltd 681,332 4,827
CCR SA 2,527,326 5,413
Cengage Learning Holdings II Inc
(d)
2,772 51
Herc Holdings Inc 21,504 3,665
Transurban Group 3,538,995 34,162
Verisk Analytics Inc 17,607 3,959
$ 94,832
Computers - 0.00%
IQOR US Inc
(d),(e)
14,193 113
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.11%
Avery Dennison Corp 16,294 $ 3,341
Kimberly-Clark Corp 9,005 1,174
Ontex Group NV
(d)
28,691 241
$ 4,756
Cosmetics & Personal Care - 0.05%
Essity AB 32,392 1,035
Unicharm Corp 26,300 1,139
$ 2,174
Diversified Financial Services - 0.09%
Hannon Armstrong Sustainable Infrastructure
Capital Inc
68,400 3,891
Electric - 7.84%
ACEA SpA 17,703 360
American Electric Power Co Inc 241,599 19,582
Brookfield Renewable Corp 253,802 9,398
Clearway Energy Inc - Class C 527,353 19,681
CLP Holdings Ltd 745,000 7,299
CMS Energy Corp 82,096 4,831
CPFL Energia SA 1,324,841 6,231
EDP - Energias de Portugal SA 2,044,550 11,204
EDP Renovaveis SA 224,751 5,781
Entergy Corp 74,818 7,507
Eversource Energy 98,799 8,128
Exelon Corp 454,773 23,980
FirstEnergy Corp 231,009 8,700
Hydro One Ltd
(f)
253,742 6,203
Iberdrola SA 2,328,068 26,126
National Grid PLC 3,240,099 42,993
NextEra Energy Inc 181,139 15,719
Ormat Technologies Inc 53,900 4,069
PPL Corp 283,572 7,892
Public Service Enterprise Group Inc 258,961 16,182
Red Electrica Corp SA 466,004 9,905
Sempra Energy 199,321 23,893
Southern Co/The 246,492 15,061
SSE PLC 1,071,912 22,037
Terna - Rete Elettrica Nazionale 1,405,523 10,452
Xcel Energy Inc 125,177 7,978
$ 341,192
Electrical Components & Equipment - 0.56%
Delta Electronics Inc 562,000 5,166
Generac Holdings Inc
(d)
12,640 5,325
Legrand SA 47,474 5,215
Littelfuse Inc 15,600 4,656
Nihon Trim Co Ltd 1,500 44
Signify NV
(f)
87,256 3,984
$ 24,390
Electronics - 0.69%
Azbil Corp 100,900 4,448
Badger Meter Inc 36,458 3,732
Halma PLC 214,244 8,540
Hubbell Inc 29,400 5,754
Itron Inc
(d)
36,900 2,284
Trimble Inc
(d)
60,162 5,166
$ 29,924
Energy - Alternate Sources - 0.73%
Archaea Energy Inc
(d)
77,287 1,475
NextEra Energy Partners LP
(g)
144,460 12,286
SolarEdge Technologies Inc
(d)
15,042 4,930
Stem Inc
(d)
49,154 1,043
Sunnova Energy International Inc
(d)
53,284 1,970
Vestas Wind Systems A/S 161,924 5,437
Xinyi Solar Holdings Ltd 2,486,000 4,572
$ 31,713
Engineering & Construction - 3.00%
Aena SME SA
(d),(f)
230,969 33,921
Auckland International Airport Ltd
(d)
885,300 4,748
Enav SpA
(d),(f)
3,109,731 12,911

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Ferrovial SA 311,983 $ 8,687
Flughafen Zurich AG
(d)
22,440 3,734
Fluor Corp
(d)
474,170 10,484
Fomento de Construcciones y Contratas SA 22,505 252
Grupo Aeroportuario del Centro Norte SAB de
CV
703,724 3,991
Grupo Aeroportuario del Pacifico SAB de CV
(d)
905,429 10,475
Grupo Aeroportuario del Sureste SAB de CV 165,187 3,035
Sacyr SA 587,653 1,395
Stantec Inc 43,700 2,366
Sydney Airport
(d)
2,119,811 12,485
Vantage Towers AG 119,539 3,981
Vinci SA 191,747 18,141
$ 130,606
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(d)
29,862 12
Environmental Control - 0.52%
Befesa SA
(f)
9,164 606
China Water Affairs Group Ltd 278,000 319
Energy Recovery Inc
(d)
12,320 262
Evoqua Water Technologies Corp
(d)
38,905 1,750
Kurita Water Industries Ltd 40,500 1,886
Li-Cycle Holdings Corp
(d)
84,334 1,052
METAWATER Co Ltd 7,900 136
Montrose Environmental Group Inc
(d)
8,596 630
Nomura Micro Science Co Ltd 3,100 131
Pentair PLC 125,235 9,229
Pure Cycle Corp
(d)
6,913 101
Tetra Tech Inc 19,176 3,541
TOMRA Systems ASA 43,409 2,976
$ 22,619
Food - 0.24%
Ingredion Inc 41,798 3,893
Salmar ASA 49,765 3,144
Wilmar International Ltd 1,193,000 3,578
$ 10,615
Forest Products & Paper - 1.12%
Acadian Timber Corp
(g)
73,309 1,013
BillerudKorsnas AB 14,039 292
Canfor Corp
(d)
69,518 1,483
Clearwater Paper Corp
(d)
7,683 309
Empresas CMPC SA 229,979 372
Holmen AB 18,702 836
Interfor Corp 71,883 1,795
International Paper Co 85,149 3,876
Mercer International Inc 28,507 305
Mondi PLC 200,464 4,579
Nine Dragons Paper Holdings Ltd 2,878,000 3,211
Oji Holdings Corp 172,700 795
Sappi Ltd
(d)
189,016 527
Smurfit Kappa Group PLC 89,428 4,583
Stora Enso Oyj 298,583 5,055
Sumitomo Forestry Co Ltd 36,100 723
Suzano SA ADR
(d),(g)
315,437 3,142
Suzano SA
(d)
160,500 1,610
Svenska Cellulosa AB SCA 326,342 5,308
Sylvamo Corp
(d)
17,793 539
UPM-Kymmene Oyj 132,754 4,814
West Fraser Timber Co Ltd 39,425 3,242
Western Forest Products Inc 308,291 408
$ 48,817
Gas - 1.00%
Atmos Energy Corp 68,823 6,216
Brookfield Infrastructure Corp
(g)
44,025 2,606
Enagas SA 490,294 11,186
NiSource Inc 252,373 6,186
Snam SpA 3,079,392 17,353
$ 43,547
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.02%
Franklin Electric Co Inc 12,388 $ 1,091
Healthcare - Products - 0.32%
DiaSorin SpA 18,695 3,990
Hengan International Group Co Ltd 56,095 271
PerkinElmer Inc 26,200 4,772
Repligen Corp
(d)
17,341 4,968
$ 14,001
Healthcare - Services - 0.00%
Millennium Health LLC
(d),(e),(h)
20,580 11
Millennium Health LLC
(d),(e),(h)
19,318 8
$ 19
Home Builders - 0.36%
DR Horton Inc 73,433 7,175
Lennar Corp - A Shares 7,513 789
Persimmon PLC 45,400 1,650
PulteGroup Inc 15,721 786
Sekisui Chemical Co Ltd 234,600 3,811
Toll Brothers Inc 12,533 795
Tri Pointe Homes Inc
(d)
20,575 514
$ 15,520
Housewares - 0.08%
Scotts Miracle-Gro Co/The 23,415 3,393
Insurance - 0.15%
Hannover Rueck SE 18,901 3,304
Hiscox Ltd 306,063 3,399
$ 6,703
Internet - 0.00%
Catalina Marketing Corp
(d)
3,965 12
Iron & Steel - 0.54%
ArcelorMittal SA 109,563 2,974
Fortescue Metals Group Ltd 239,273 2,873
Nippon Steel Corp 179,500 2,647
Novolipetsk Steel PJSC 109,930 3,169
Nucor Corp 31,240 3,320
POSCO 12,634 2,774
Severstal PAO 158,261 3,312
Vale SA ADR 192,571 2,382
$ 23,451
Lodging - 0.13%
Choice Hotels International Inc 21,201 3,043
Travel + Leisure Co 53,300 2,624
$ 5,667
Machinery - Construction & Mining - 0.09%
Vertiv Holdings Co 157,544 4,039
Machinery - Diversified - 0.65%
ANDRITZ AG 12,044 575
Duerr AG 9,867 393
Georg Fischer AG 1,466 2,135
Gorman-Rupp Co/The 7,268 314
Husqvarna AB 11,252 158
Interpump Group SpA 29,262 1,969
Kadant Inc 686 161
Lindsay Corp 3,437 500
Mueller Water Products Inc - Class A 51,133 698
Organo Corp 2,400 144
Spirax-Sarco Engineering PLC 24,293 5,041
Valmet Oyj 17,087 699
Watts Water Technologies Inc 24,155 4,558
Xylem Inc/NY 89,107 10,792
$ 28,137
Media - 0.00%
Cumulus Media Inc
(d)
6 —
Metal Fabrication & Hardware - 0.16%
Advanced Drainage Systems Inc 47,376 5,861
Reliance Worldwide Corp Ltd 289,990 1,259
$ 7,120

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2.82%
Agnico Eagle Mines Ltd 64,000 $ 3,190
Alcoa Corp 211,507 9,841
Anglo American PLC 322,257 11,863
Antofagasta PLC 183,268 3,351
Barrick Gold Corp 182,800 3,474
BHP Group Ltd 110,168 3,086
First Quantum Minerals Ltd 508,941 10,848
Franco-Nevada Corp 25,329 3,473
Freeport-McMoRan Inc 446,938 16,573
Glencore PLC
(d)
815,031 3,870
Kirkland Lake Gold Ltd 92,100 3,642
MMC Norilsk Nickel PJSC ADR 111,792 3,230
MP Materials Corp
(d),(g)
51,262 2,252
Newcrest Mining Ltd 203,100 3,369
Newmont Corp 63,325 3,478
Norsk Hydro ASA 881,283 5,707
OZ Minerals Ltd 77,243 1,421
Polymetal International PLC 184,277 3,362
Polyus PJSC 41,424 3,960
Rio Tinto Ltd 44,838 2,975
Sibanye Stillwater Ltd 409,558 1,277
South32 Ltd 1,600,267 3,999
Southern Copper Corp 58,673 3,432
Sumitomo Metal Mining Co Ltd 95,400 3,526
Vedanta Ltd ADR 223,067 3,996
Wheaton Precious Metals Corp 81,500 3,408
$ 122,603
Miscellaneous Manufacturers - 0.05%
Aalberts NV 33,711 2,073
Oil & Gas - 5.70%
BP PLC 898,607 3,899
California Resources Corp 65,914 2,575
California Resources Corp - Warrants
(d)
439 5
Canadian Natural Resources Ltd 111,100 4,543
Chesapeake Energy Corp 77,147 4,593
Chevron Corp 37,950 4,283
Comstock Resources Inc
(d)
356,333 2,883
ConocoPhillips 66,134 4,638
Devon Energy Corp 306,700 12,900
Diamondback Energy Inc 45,972 4,907
Ecopetrol SA ADR 263,066 3,380
Empresas COPEC SA 62,801 464
Eni SpA 297,592 3,922
EOG Resources Inc 54,387 4,732
EQT Corp
(d)
503,309 9,779
Equinor ASA 527,750 13,205
Exxon Mobil Corp 174,585 10,447
Gazprom PJSC ADR 442,246 3,923
Hess Corp 218,872 16,311
HollyFrontier Corp 213,258 6,892
LUKOIL PJSC ADR 43,328 3,758
Marathon Petroleum Corp 255,505 15,547
Neste Oyj 60,360 2,855
Novatek PJSC 15,497 3,381
Occidental Petroleum Corp 533,575 15,821
Petroleo Brasileiro SA ADR 338,783 3,615
Phillips 66 154,796 10,707
Pioneer Natural Resources Co 80,168 14,295
Quarternorth Energy Holding Inc
(d),(e),(h)
47,962 4,940
Quarternorth Energy Holding Inc - Warrants
(d)
27,298 2,812
Quarternorth Energy Holding Inc - Warrants
(d)
37,753 208
Quarternorth Energy Holding Inc - Warrants
(d)
19,603 186
Range Resources Corp
(d)
196,548 3,844
Reliance Industries Ltd
(f)
59,377 3,787
Repsol SA 320,552 3,542
Rosneft Oil Co PJSC 508,644 3,830
Royal Dutch Shell PLC - A Shares 186,393 3,899
Suncor Energy Inc
(g)
196,800 4,794
Tatneft PJSC ADR 92,179 3,487
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
TotalEnergies SE 83,306 $ 3,833
Tourmaline Oil Corp 40,043 1,333
Transocean Ltd
(d)
54,446 164
Valero Energy Corp 227,712 15,243
Vantage Drilling International
(d)
4,456 23
Woodside Petroleum Ltd 257,809 3,912
$ 248,097
Oil & Gas Services - 0.34%
Halliburton Co 183,801 3,969
Schlumberger NV 367,721 10,546
Select Energy Services Inc
(d)
23,211 133
TETRA Technologies Inc
(d)
46,834 122
$ 14,770
Packaging & Containers - 0.58%
Amcor PLC 285,790 3,235
DS Smith PLC 781,713 3,727
Graphic Packaging Holding Co 27,249 538
Greif Inc - Class A 4,410 268
Klabin SA 163,500 692
Packaging Corp of America 32,249 4,212
Sealed Air Corp 60,174 3,738
SIG Combibloc Group AG
(d)
135,084 3,561
Sonoco Products Co 13,576 789
Westrock Co 100,218 4,349
$ 25,109
Pipelines - 3.61%
APA Group 2,445,438 16,535
Cheniere Energy Inc 102,111 10,702
Enbridge Inc 792,272 29,726
Enterprise Products Partners LP 131,369 2,810
Gibson Energy Inc 1,031,241 18,656
Kinder Morgan Inc 623,345 9,637
Koninklijke Vopak NV 101,562 3,868
Magellan Midstream Partners LP 69,019 3,201
Pembina Pipeline Corp 518,264 15,336
TC Energy Corp 720,377 33,790
Williams Cos Inc/The 480,027 12,860
$ 157,121
Private Equity - 0.16%
Capitaland Investment Ltd/Singapore
(d)
1,560,100 3,841
Qualitas Limited
(d)
1,648,369 2,938
$ 6,779
Real Estate - 0.99%
Fabege AB 206,575 3,450
Mitsubishi Estate Co Ltd 391,000 5,374
Mitsui Fudosan Co Ltd 392,700 8,072
New World Development Co Ltd 1,363,060 5,382
Sunac Services Holdings Ltd
(f)
2,096,500 3,314
Vonovia SE 251,090 13,935
Vonovia SE - Rights
(d)
251,090 886
Wihlborgs Fastigheter AB 114,100 2,696
$ 43,109
REITs - 9.47%
Agree Realty Corp 45,561 3,078
Alexandria Real Estate Equities Inc 52,388 10,481
Allied Properties Real Estate Investment Trust 110,000 3,552
American Homes 4 Rent 264,780 10,615
American Tower Corp 36,444 9,566
Ascendas Real Estate Investment Trust 1,216,100 2,599
AvalonBay Communities Inc 78,366 18,719
Camden Property Trust 69,249 11,441
CapitaLand Integrated Commercial Trust 119,206 184
CatchMark Timber Trust Inc 82,737 636
Centuria Industrial REIT 1,343,226 3,559
CFE Capital S de RL de CV 4,173,263 5,138
Cousins Properties Inc 152,153 5,745
Crown Castle International Corp 93,905 17,058
CubeSmart 139,366 7,515

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CyrusOne Inc 76,400 $ 6,801
Daiwa Office Investment Corp 716 4,515
Dexus 757,289 5,986
Digital Core REIT Management Pte Ltd
(d)
4,142,326 3,645
Equinix Inc 8,752 7,108
Essex Property Trust Inc 45,313 15,381
Extra Space Storage Inc 81,335 16,267
Federal Realty Investment Trust 40,085 4,917
First Industrial Realty Trust Inc 65,900 3,981
Frasers Logistics & Commercial Trust 2,355,451 2,534
Gecina SA 26,313 3,545
Goodman Group 539,134 9,410
Industrial & Infrastructure Fund Investment Corp 1,500 2,689
Inmobiliaria Colonial Socimi SA 726,553 6,568
InterRent Real Estate Investment Trust 291,660 3,765
Invitation Homes Inc 450,250 18,208
Japan Metropolitan Fund Invest 3,592 3,099
Kilroy Realty Corp 138,696 8,950
Klepierre SA 133,600 2,811
Link REIT 561,670 4,869
Minto Apartment Real Estate Investment Trust
(f)
301,642 5,143
Nippon Prologis REIT Inc
(d)
1,967 6,424
Park Hotels & Resorts Inc
(d)
174,683 2,907
PotlatchDeltic Corp 53,717 2,908
Prologis Inc 178,564 26,919
Rayonier Inc 229,766 8,678
Regency Centers Corp 86,009 5,964
Rexford Industrial Realty Inc 186,515 13,071
Segro PLC 738,971 13,811
STORE Capital Corp 222,311 7,323
Summit Industrial Income REIT 281,147 4,956
Sun Communities Inc 67,703 12,768
Sunstone Hotel Investors Inc
(d)
203,535 2,212
UNITE Group PLC/The 416,280 5,874
United Urban Investment Corp 2,514 3,212
Ventas Inc 163,591 7,676
VICI Properties Inc 239,411 6,512
Warehouses De Pauw CVA 146,700 6,814
Welltower Inc 211,244 16,819
Weyerhaeuser Co 193,180 7,266
$ 412,192
Retail - 0.00%
Belk Inc
(d)
139 2
Gymboree Corp/The
(d),(e)
17,842 —
Gymboree Holding Corp
(d),(e)
48,577 —
Home Depot Inc/The 400 160
$ 162
Semiconductors - 0.19%
IPG Photonics Corp
(d)
17,000 2,791
Monolithic Power Systems Inc 10,200 5,645
$ 8,436
Software - 0.40%
Altair Engineering Inc
(d)
45,500 3,388
Cadence Design Systems Inc
(d)
21,200 3,762
Nemetschek SE 30,216 3,819
PTC Inc
(d)
48,989 5,368
Skillsoft Corp
(d)
93,356 1,096
$ 17,433
Storage & Warehousing - 0.19%
Safestore Holdings PLC 463,551 8,211
Telecommunications - 0.08%
Eutelsat Communications SA 113,131 1,433
NEXTDC Ltd
(d)
160,900 1,365
Windstream
(d)
9,809 169
Windstream - Warrants
(d),(e)
17,064 341
$ 3,308
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.66%
American Commercial Lines Inc
(d)
573 $ 14
American Commercial Lines Inc - Warrants
(d)
603 15
East Japan Railway Co 150,000 9,196
Getlink SE 803,679 11,874
West Japan Railway Co 178,900 7,709
$ 28,808
Water - 1.62%
American States Water Co 13,511 1,272
American Water Works Co Inc 79,416 13,387
Artesian Resources Corp 3,150 135
Beijing Enterprises Water Group Ltd 1,556,000 579
California Water Service Group 18,743 1,181
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
590,183 3,553
Essential Utilities Inc 172,916 8,174
Guangdong Investment Ltd 1,116,000 1,485
Middlesex Water Co 6,523 672
Pennon Group PLC 114,202 1,853
Severn Trent PLC 317,164 12,152
SJW Group 9,851 663
Suez SA 146,250 3,270
United Utilities Group PLC 1,217,146 17,482
Veolia Environnement SA 140,661 4,511
York Water Co/The 4,829 226
$ 70,595
TOTAL COMMON STOCKS $ 2,212,218
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Transportation - 0.00%
American Commercial Lines Inc Preferred A
1.87%
2,133 $ 52
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(e)
13,458 3
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(d)
2,243 54
American Commercial Lines Inc Preferred B
2.50%
(e)
2,428 68
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(e)
10,236 4
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(d),(e)
1,706 48
$ 229
TOTAL PREFERRED STOCKS $ 229
BONDS - 8.52%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 2.93%
BBCMS 2018-TALL Mortgage Trust
0.81%, 03/15/2037
(f)
$ 6,000 $ 5,936
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.05%, 11/15/2034
(f)
7,670 7,651
1.00 x 1 Month USD LIBOR + 0.96%
BCP Trust 2021-330N
1.29%, 06/15/2038
(f)
5,000 4,949
1.00 x 1 Month USD LIBOR + 1.20%
Benchmark 2019-B12 Mortgage Trust
1.20%, 08/15/2052
(i),(j)
94,360 5,519
2.26%, 08/15/2052 1,826 1,850
Benchmark 2019-B15 Mortgage Trust
0.94%, 12/15/2072
(i),(j)
15,997 846
2.00%, 12/15/2072 2,141 2,161
BF 2019-NYT Mortgage Trust
1.29%, 12/15/2035
(f)
5,950 5,944
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.07%, 08/15/2036
(f)
5,122 5,116
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2020-BXLP
1.09%, 12/15/2036
(f)
2,380 2,374
1.00 x 1 Month USD LIBOR + 1.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-VINO
0.74%, 05/15/2038
(f)
$ 3,500 $ 3,489
1.00 x 1 Month USD LIBOR + 0.65%
0.94%, 05/15/2038
(f)
3,500 3,489
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-VOLT
0.79%, 09/15/2036
(f)
3,750 3,731
1.00 x 1 Month USD LIBOR + 0.70%
BX Trust 2018-EXCL
1.18%, 09/15/2037
(f)
5,232 5,209
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2021-SDMF
1.48%, 09/15/2034
(f)
3,500 3,448
1.00 x 1 Month USD LIBOR + 1.39%
CIM Retail Portfolio Trust 2021-RETL
1.99%, 08/15/2036
(f)
3,200 3,188
1.00 x 1 Month USD LIBOR + 1.90%
Citigroup Commercial Mortgage Trust
2019-GC41
1.18%, 08/10/2056
(i),(j)
80,343 5,103
1.95%, 08/10/2056 954 963
Citigroup Commercial Mortgage Trust
2020-GC46
1.11%, 02/15/2053
(i),(j)
6,229 418
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(j)
525 542
COMM 2018-HCLV Mortgage Trust
1.09%, 09/15/2033
(f)
5,120 5,090
1.00 x 1 Month USD LIBOR + 1.00%
DROP Mortgage Trust 2021-FILE
1.24%, 04/15/2026
(f)
7,500 7,496
1.00 x 1 Month USD LIBOR + 1.15%
ELP Commercial Mortgage Trust 2021-ELP
0.80%, 11/15/2038
(f)
3,600 3,583
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.09%, 05/25/2026
(i),(j)
69,706 2,637
1.44%, 07/25/2026
(i),(j)
12,073 600
GS Mortgage Securities Corp Trust 2019-SMP
1.24%, 08/15/2032
(f)
1,500 1,498
1.00 x 1 Month USD LIBOR + 1.15%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.09%, 09/15/2029
(f)
5,000 4,991
1.00 x 1 Month USD LIBOR + 1.00%
Life 2021-BMR Mortgage Trust
0.79%, 03/15/2038
(f)
7,000 6,986
1.00 x 1 Month USD LIBOR + 0.70%
Merit 2020-Hill
1.24%, 08/15/2037
(f)
3,065 3,060
1.00 x 1 Month USD LIBOR + 1.15%
MHC Commercial Mortgage Trust 2021-MHC
0.89%, 04/15/2038
(f)
5,000 4,988
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
1.19%, 05/15/2023
(f)
3,800 3,776
1.00 x 1 Month USD LIBOR + 1.10%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 799 808
VASA Trust 2021-VASA
0.99%, 07/15/2039
(f)
10,000 9,997
1.00 x 1 Month USD LIBOR + 0.90%
$ 127,436
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Federal & Federally Sponsored Credit - 1.86%
Federal Farm Credit Banks Funding Corp
0.08%, 10/27/2023
(k)
$ 6,200 $ 6,200
Secured Overnight Financing Rate + 0.03%
0.10%, 11/09/2023
(k)
8,300 8,300
Secured Overnight Financing Rate + 0.05%
0.11%, 12/27/2021
(k)
11,000 11,000
1 Month USD LIBOR + 0.02%
0.12%, 01/12/2023
(k)
15,300 15,278
0.13%, 11/23/2022
(k)
2,500 2,496
0.13%, 03/09/2023
(k)
8,000 7,980
0.13%, 04/13/2023
(k)
4,400 4,382
0.13%, 04/27/2023
(k)
5,100 5,081
0.14%, 09/23/2022 2,400 2,402
Secured Overnight Financing Rate + 0.09%
0.17%, 11/30/2022
(k)
1,000 1,000
0.18%, 12/13/2021 2,100 2,100
1 Month USD LIBOR + 0.09%
0.28%, 05/27/2022
(k)
12,000 12,011
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.33%, 01/18/2022
(k)
1,500 1,501
1 Month USD LIBOR + 0.24%
1.64%, 01/24/2023
(k)
1,100 1,103
$ 80,834
Finance - Mortgage Loan/Banker - 3.42%
Fannie Mae
0.16%, 03/04/2022
(k)
17,000 17,005
Secured Overnight Financing Rate + 0.22%
0.23%, 05/13/2022
(k)
7,000 7,006
Secured Overnight Financing Rate + 0.18%
0.28%, 05/06/2022
(k)
14,000 14,013
Secured Overnight Financing Rate + 0.23%
0.40%, 04/07/2022
(k),(l)
40,000 40,047
Secured Overnight Financing Rate + 0.35%
0.44%, 04/15/2022
(k)
10,000 10,014
Secured Overnight Financing Rate + 0.39%
Federal Farm Credit Discount Notes
0.03%, 02/08/2022
(m)
2,000 2,000
Federal Home Loan Bank Discount Notes
0.05%, 02/23/2022
(m)
7,000 6,999
Federal Home Loan Banks
0.11%, 11/10/2022
(k)
14,000 14,004
Secured Overnight Financing Rate + 0.07%
2.00%, 09/09/2022
(k)
9,700 9,840
2.13%, 06/10/2022
(k)
5,000 5,054
Freddie Mac
0.20%, 12/09/2021
(k)
6,000 6,000
Secured Overnight Financing Rate + 0.15%
0.20%, 03/04/2022 2,000 2,001
Secured Overnight Financing Rate + 0.15%
0.24%, 06/02/2022
(k)
15,000 15,014
Secured Overnight Financing Rate + 0.19%
$ 148,997
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Oil & Gas - 0.00%
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
200 200
Sovereign - 0.31%
Chile Government International Bond
2.55%, 07/27/2033 785 771
Colombia Government International Bond
3.00%, 01/30/2030
(g)
1,060 965
3.25%, 04/22/2032 325 290

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Finland Government Bond
0.13%, 04/15/2052
(f)
EUR 2,330 $ 2,494
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 496 5
Mexico Government International Bond
1.45%, 10/25/2033 EUR 1,210 1,253
2.13%, 10/25/2051 193 177
New Zealand Government Bond
1.75%, 05/15/2041 NZD 793 453
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 6,258 4,662
2.50%, 09/20/2040 634 558
Panama Government International Bond
4.50%, 04/01/2056 $ 665 713
Peruvian Government International Bond
1.25%, 03/11/2033 EUR 325 348
Romanian Government International Bond
3.62%, 05/26/2030 595 731
$ 13,420
TOTAL BONDS $ 370,888
COMMODITY INDEXED STRUCTURED
NOTES - 0.69%
Principal
Amount (000's) Value (000's)
Banks - 0.69%
Royal Bank of Canada; Bloomberg Commodity
Index 2 Month Forward Total ReturnSM Index
Linked Note
0.08%, 05/26/2022
(f),(j)
$ 21,900 $ 29,873
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 29,873
SENIOR FLOATING RATE INTERESTS
- 9.55%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(n),(o)
$ 290 $ 145
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(n)
162 154
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.63%, 08/07/2026
(n)
5,761 5,629
1 Month USD LIBOR + 3.50%
Red Ventures LLC
2.59%, 11/08/2024
(n)
373 369
1 Month USD LIBOR + 2.50%
$ 6,297
Aerospace & Defense - 0.07%
Sequa Mezzanine Holdings LLC
7.75%, 11/28/2023
(n)
1,516 1,524
1 Month USD LIBOR + 6.75%
11.75%, 04/28/2024
(n)
535 532
1 Month USD LIBOR + 10.75%
TransDigm Inc
2.34%, 05/30/2025
(n)
470 461
1 Month USD LIBOR + 2.25%
2.34%, 12/09/2025
(n)
507 497
1 Month USD LIBOR + 2.25%
$ 3,014
Agriculture - 0.02%
Sycamore Buyer LLC
0.00%, 09/24/2028
(n),(p)
700 697
Airlines - 0.17%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
2,511 2,576
1 Month USD LIBOR + 4.75%
Allegiant Travel Co
3.16%, 02/05/2024
(n)
337 333
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.09%, 12/14/2023
(n)
103 100
3 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
SkyMiles IP Ltd
4.75%, 09/16/2027
(n)
$ 1,100 $ 1,155
3 Month USD LIBOR + 3.75%
United Airlines Inc
4.50%, 04/21/2028
(n)
1,244 1,239
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(n)
1,912 1,843
3 Month USD LIBOR + 3.00%
$ 7,246
Apparel - 0.05%
Birkenstock US BidCo Inc
3.75%, 04/27/2028
(n)
1,530 1,518
1 Month USD LIBOR + 3.75%
Champ Acquisition Corp
5.66%, 12/19/2025
(n)
433 434
3 Month USD LIBOR + 5.50%
New Trojan Parent Inc
3.75%, 01/06/2028
(n)
334 331
1 Month USD LIBOR + 3.25%
$ 2,283
Automobile Parts & Equipment - 0.04%
Clarios Global LP
3.34%, 04/30/2026
(n)
1,382 1,363
1 Month USD LIBOR + 3.25%
Dexko Global Inc
4.25%, 09/22/2028
(n)
504 499
1 Month USD LIBOR + 3.75%
4.25%, 09/22/2028
(n)
62 62
1 Month USD LIBOR + 3.75%
$ 1,924
Beverages - 0.08%
Triton Water Holdings Inc
4.00%, 03/31/2028
(n)
3,499 3,480
1 Month USD LIBOR + 3.50%
Building Materials - 0.13%
Chariot Buyer LLC
0.00%, 10/22/2028
(n),(p)
1,540 1,529
Cornerstone Building Brands Inc
3.75%, 04/12/2028
(n)
652 649
1 Month USD LIBOR + 3.25%
Quikrete Holdings Inc
2.59%, 01/31/2027
(n)
396 391
1 Month USD LIBOR + 2.50%
Standard Industries Inc/NJ
3.00%, 08/06/2028
(n)
1,812 1,806
1 Month USD LIBOR + 2.50%
Zurn LLC
2.75%, 09/15/2028
(n)
1,490 1,485
1 Month USD LIBOR + 2.25%
$ 5,860
Casino Hotels - 0.16%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
7,106 7,040
1 Month USD LIBOR + 2.50%
Chemicals - 0.23%
Alpha 3 BV
3.00%, 03/20/2028
(n)
3,829 3,817
1 Month USD LIBOR + 2.50%
ASP Unifrax Holdings Inc
3.88%, 12/12/2025
(n)
1,311 1,282
3 Month USD LIBOR + 3.75%
Diamond BC BV
3.50%, 09/15/2028
(n)
1,830 1,819
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ineos Petro
3.25%, 01/29/2026
(n)
$ 424 $ 422
1 Month USD LIBOR + 2.75%
INEOS US Finance LLC
2.09%, 03/31/2024
(n)
231 229
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.84%, 02/07/2027
(n)
705 701
1 Month USD LIBOR + 3.75%
Kraton Corp
0.00%, 11/18/2028
(n),(p)
165 164
WR Grace Holdings LLC
4.25%, 08/11/2028
(n)
1,790 1,785
1 Month USD LIBOR + 3.75%
$ 10,219
Commercial Services - 0.63%
All-Star Bidco AB
0.00%, 07/21/2028
(n),(p)
250 248
Belron Finance
2.44%, 10/30/2026
(n)
737 728
1 Month USD LIBOR + 2.50%
CCRR Parent Inc
4.50%, 03/05/2028
(n)
443 441
1 Month USD LIBOR + 4.25%
CHG Healthcare Services Inc
4.00%, 09/22/2028
(n)
475 472
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
0.00%, 11/17/2028
(n),(p)
340 337
Fly Funding
1.90%, 08/09/2025
(n)
845 821
3 Month USD LIBOR + 1.75%
Garda World Security Corp
4.35%, 10/30/2026
(n)
356 355
1 Month USD LIBOR + 4.75%
Hertz Corp/The
3.75%, 06/14/2028
(n)
1,998 1,992
1 Month USD LIBOR + 3.50%
3.75%, 06/14/2028
(n)
378 377
1 Month USD LIBOR + 3.50%
HGIM Corp
7.00%, 07/02/2023
(n)
1,302 1,035
3 Month USD LIBOR + 6.00%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(n)
5,455 5,425
1 Month USD LIBOR + 2.75%
Syniverse Holdings Inc
6.00%, 02/09/2023
(n)
3,816 3,802
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(n)
1,793 1,790
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(n)
1,930 1,826
3 Month USD LIBOR + 2.75%
Trans Union LLC
0.00%, 11/17/2028
(n),(p)
1,125 1,117
1 Month USD LIBOR + 2.25%
0.00%, 11/17/2028
(n),(p)
300 299
1.84%, 11/13/2026
(n)
936 922
1 Month USD LIBOR + 1.75%
Travelport Finance Luxembourg Sarl
9.04%, 02/28/2025
(n)
1,919 1,962
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
4.09%, 08/27/2025
(n)
1,535 1,531
1 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Wand NewCo 3 Inc
3.18%, 02/05/2026
(n)
$ 1,473 $ 1,433
1 Month USD LIBOR + 3.00%
WEX Inc
2.34%, 03/19/2028
(n)
463 458
1 Month USD LIBOR + 2.25%
$ 27,371
Computers - 0.24%
Ahead DB Holdings LLC
4.50%, 10/16/2027
(n)
770 767
1 Month USD LIBOR + 3.75%
iQor US Inc
8.50%, 11/20/2024
(n)
153 155
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(n)
423 384
1 Month USD LIBOR + 7.50%
Magenta Buyer LLC
5.75%, 07/27/2028
(n)
1,750 1,722
1 Month USD LIBOR + 5.00%
McAfee LLC
3.84%, 09/30/2024
(n)
1,572 1,570
3 Month USD LIBOR + 3.75%
NCR Corp
2.63%, 08/28/2026
(n)
734 718
1 Month USD LIBOR + 2.50%
NeuStar Inc
5.75%, 08/08/2024
(n)
1,218 1,218
1 Month USD LIBOR + 3.50%
6.75%, 08/08/2024
(n)
170 169
3 Month USD LIBOR + 4.50%
Peraton Corp
4.50%, 02/01/2028
(n)
498 496
1 Month USD LIBOR + 3.75%
Perforce Software Inc
3.84%, 07/01/2026
(n)
410 404
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
3.34%, 11/02/2026
(n)
1,416 1,416
1 Month USD LIBOR + 3.25%
3.50%, 08/19/2028
(n)
1,500 1,496
1 Month USD LIBOR + 3.00%
$ 10,515
Consumer Products - 0.01%
Illuminate Merger Sub Corp
4.00%, 06/30/2028
(n)
410 405
1 Month USD LIBOR + 3.50%
Cosmetics & Personal Care - 0.11%
Conair Holdings LLC
4.25%, 05/12/2028
(n)
1,250 1,247
1 Month USD LIBOR + 3.75%
Journey Personal Care Corp
5.00%, 02/18/2028
(n)
1,147 1,139
1 Month USD LIBOR + 4.25%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(n)
3,716 2,183
1 Month USD LIBOR + 3.50%
$ 4,569
Distribution & Wholesale - 0.04%
Core & Main LP
2.59%, 07/27/2028
(n)
1,698 1,681
1 Month USD LIBOR + 2.50%
KAR Auction Services Inc
2.38%, 09/19/2026
(n)
275 265
1 Month USD LIBOR + 2.25%
$ 1,946

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.09%
Astra Acquisition Corp
0.00%, 10/25/2028
(n),(p)
$ 2,055 $ 1,993
1 Month USD LIBOR + 5.25%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(n)
402 395
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(d),(n)
1,011 200
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
1.84%, 04/21/2028
(n)
1,247 1,242
1 Month USD LIBOR + 1.75%
$ 3,830
Electric - 0.02%
Calpine Corp
2.90%, 08/12/2026
(n)
424 417
1 Month USD LIBOR + 2.00%
Exgen Renewables IV LLC
3.50%, 12/11/2027
(n)
318 317
1 Month USD LIBOR + 2.50%
$ 734
Electronics - 0.04%
Ingram Micro Inc
4.00%, 06/30/2028
(n)
1,426 1,423
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
2.59%, 09/13/2024
(n)
408 407
3 Month USD LIBOR + 2.50%
$ 1,830
Engineering & Construction - 0.11%
AECOM
1.84%, 04/13/2028
(n)
1,247 1,246
1 Month USD LIBOR + 1.75%
Brown Group Holding LLC
3.25%, 06/07/2028
(n)
1,885 1,868
1 Month USD LIBOR + 2.75%
Centuri Group Inc
3.00%, 08/18/2028
(n)
800 794
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
3.50%, 07/14/2028
(n)
500 496
1 Month USD LIBOR + 3.00%
Osmose Utilities Services Inc
3.75%, 06/16/2028
(n)
400 396
1 Month USD LIBOR + 3.25%
$ 4,800
Entertainment - 0.73%
AMC Entertainment Holdings Inc
3.09%, 03/20/2026
(n)
389 348
3 Month USD LIBOR + 3.00%
Bally's Corp
3.75%, 08/06/2028
(n)
4,250 4,223
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
2.10%, 03/17/2028
(n)
603 597
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
3.50%, 02/07/2025
(n)
254 204
1 Month USD LIBOR + 2.50%
3.75%, 09/30/2026
(n)
153 121
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(n)
126 150
9.25%, 05/23/2024
(n)
51 54
1 Month USD LIBOR + 8.25%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(n)
4,862 4,826
3 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Everi Holdings Inc
3.00%, 06/30/2028
(n)
$ 2,850 $ 2,836
1 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.34%, 03/24/2025
(n)
466 458
3 Month USD LIBOR + 2.25%
Metro-Goldwyn-Mayer Inc
2.60%, 07/03/2025
(n)
1,537 1,525
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(n)
500 498
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.59%, 10/19/2026
(n)
1,840 1,817
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.59%, 05/29/2026
(n)
737 730
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(n)
640 637
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
2.84%, 08/14/2024
(n)
5,101 5,058
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.50%, 08/13/2028
(n)
1,000 994
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
2.38%, 07/21/2026
(n)
5,440 5,395
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
2.85%, 05/16/2025
(n)
1,282 1,254
3 Month USD LIBOR + 2.75%
$ 31,725
Environmental Control - 0.11%
Clean Harbors Inc
2.09%, 09/21/2028
(n)
625 623
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
0.00%, 11/17/2028
(n),(p)
665 663
0.00%, 11/17/2028
(n),(p)
50 50
GFL Environmental Inc
3.50%, 05/30/2025
(n)
2,188 2,186
1 Month USD LIBOR + 3.00%
Madison IAQ LLC
3.75%, 06/21/2028
(n)
1,247 1,235
1 Month USD LIBOR + 3.25%
$ 4,757
Food - 0.18%
8th Avenue Food & Provisions Inc
3.84%, 09/19/2025
(n)
628 617
3 Month USD LIBOR + 3.50%
5.50%, 10/01/2025
(n)
300 297
1 Month USD LIBOR + 4.75%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(n)
562 562
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
4.75%, 10/21/2024
(n)
1,405 1,405
1 Month USD LIBOR + 4.00%
CHG PPC Parent LLC
0.00%, 11/17/2028
(n),(p)
585 580
1 Month USD LIBOR + 3.00%
2.84%, 03/30/2025
(n)
238 238
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.34%, 01/31/2027
(n)
672 656
1 Month USD LIBOR + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
H-Food Holdings LLC
3.78%, 05/23/2025
(n)
$ 1,244 $ 1,234
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
2.09%, 06/09/2028
(n)
765 760
1 Month USD LIBOR + 2.00%
US Foods Inc
0.00%, 11/17/2028
(n),(p)
1,220 1,215
1 Month USD LIBOR + 2.75%
Utz Quality Foods LLC
3.09%, 01/20/2028
(n)
350 348
1 Month USD LIBOR + 3.00%
$ 7,912
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
1.84%, 09/06/2027
(n)
1,373 1,363
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.03%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(n)
736 735
1 Month USD LIBOR + 3.50%
Apex Tool Group LLC
6.75%, 08/01/2024
(n)
600 595
3 Month USD LIBOR + 5.50%
$ 1,330
Healthcare - Products - 0.24%
Avantor Funding Inc
0.00%, 11/08/2027
(n),(p)
425 423
1 Month USD LIBOR + 2.25%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(n),(o)
653 634
1 Month USD LIBOR + 4.50%
7.75%, 05/08/2023
(n)
1,228 1,230
1 Month USD LIBOR + 6.75%
Insulet Corp
3.75%, 05/04/2028
(n)
1,247 1,244
1 Month USD LIBOR + 3.25%
LifeScan Global Corp
6.13%, 10/01/2024
(n)
55 54
3 Month USD LIBOR + 6.00%
Mozart Borrower LP
3.75%, 09/30/2028
(n)
4,500 4,483
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
3.84%, 07/02/2025
(n)
1,174 1,131
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
5.75%, 04/11/2025
(n)
1,410 1,190
3 Month USD LIBOR + 4.75%
$ 10,389
Healthcare - Services - 0.75%
ADMI Corp
3.62%, 12/23/2027
(n)
255 251
1 Month USD LIBOR + 3.25%
AHP Health Partners Inc
4.00%, 08/04/2028
(n)
1,500 1,494
1 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
5.16%, 05/15/2025
(n)
566 494
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
2.50%, 02/22/2028
(n)
481 481
1 Month USD LIBOR + 2.00%
Envision Healthcare Corp
3.84%, 10/10/2025
(n)
1,870 1,406
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Eyecare Partners LLC
3.88%, 02/18/2027
(n)
$ 92 $ 91
1 Month USD LIBOR + 3.75%
Global Medical Response Inc
5.25%, 03/14/2025
(n)
200 198
3 Month USD LIBOR + 4.25%
5.25%, 09/24/2025
(n)
1,737 1,724
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
3.00%, 06/16/2028
(n)
1,996 1,989
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
3.84%, 11/14/2025
(n)
8,912 8,828
1 Month USD LIBOR + 3.75%
Medical Solutions Holdings Inc
4.00%, 10/06/2028
(n)
420 417
1 Month USD LIBOR + 3.50%
Onex TSG Intermediate Corp
5.50%, 02/25/2028
(n)
314 314
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
3.34%, 03/05/2026
(n)
1,237 1,222
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
0.00%, 08/11/2028
(n),(p)
4,091 4,071
1 Month USD LIBOR + 3.50%
PPD Inc
2.50%, 01/13/2028
(n)
3,708 3,698
1 Month USD LIBOR + 2.25%
Quorum Health Corp
8.00%, 04/29/2025
(n)
341 330
3 Month USD LIBOR + 7.00%
Select Medical Corp
2.35%, 03/06/2025
(n)
1,748 1,730
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.50%, 09/03/2026
(n)
3,330 3,314
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
6.25%, 12/10/2027
(n)
596 595
1 Month USD LIBOR + 5.50%
$ 32,647
Home Furnishings - 0.08%
MillerKnoll Inc
2.06%, 07/19/2028
(n)
1,500 1,497
1 Month USD LIBOR + 2.00%
Osmosis Debt Merger Sub Inc
4.50%, 07/31/2028
(n)
667 666
1 Month USD LIBOR + 4.00%
Weber-Stephen Products LLC
4.00%, 10/30/2027
(n)
1,424 1,419
1 Month USD LIBOR + 3.25%
$ 3,582
Insurance - 0.15%
Acrisure LLC
3.63%, 02/15/2027
(n)
1,033 1,008
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.34%, 05/09/2025
(n)
1,153 1,135
1 Month USD LIBOR + 3.25%
4.00%, 11/05/2027
(n)
750 746
1 Month USD LIBOR + 3.50%
Asurion LLC
5.34%, 01/15/2029
(n)
1,750 1,731
1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
BroadStreet Partners Inc
0.00%, 01/27/2027
(n),(p)
$ 500 $ 495
1 Month USD LIBOR + 3.25%
3.09%, 01/27/2027
(n)
610 600
1 Month USD LIBOR + 3.00%
HUB International Ltd
0.00%, 04/25/2025
(n),(p)
365 364
2.87%, 04/25/2025
(n)
265 260
1 Month USD LIBOR + 2.75%
4.00%, 04/25/2025
(n)
317 316
1 Month USD LIBOR + 3.25%
$ 6,655
Internet - 0.08%
Arches Buyer Inc
3.75%, 12/06/2027
(n)
347 344
1 Month USD LIBOR + 3.25%
CNT Holdings I Corp
4.50%, 11/08/2027
(n)
1,742 1,737
1 Month USD LIBOR + 3.75%
Proofpoint Inc
3.75%, 08/31/2028
(n)
923 914
1 Month USD LIBOR + 3.25%
Uber Technologies Inc
3.59%, 04/04/2025
(n)
328 326
1 Month USD LIBOR + 3.50%
$ 3,321
Leisure Products & Services - 0.22%
Alterra Mountain Co
2.84%, 07/31/2024
(n)
593 588
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.59%, 01/02/2026
(n)
430 432
3 Month USD LIBOR + 4.50%
Carnival Corp
3.75%, 06/30/2025
(n)
557 548
1 Month USD LIBOR + 3.00%
4.00%, 10/06/2028
(n)
800 786
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
2.88%, 08/16/2024
(n)
2,951 2,831
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.00%, 03/08/2024
(n)
1,477 1,399
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
3.00%, 05/29/2028
(n)
1,496 1,482
1 Month USD LIBOR + 2.50%
Life Time Inc
5.75%, 12/10/2024
(n)
403 406
1 Month USD LIBOR + 4.75%
SRAM LLC
3.25%, 05/18/2028
(n)
1,163 1,156
1 Month USD LIBOR + 2.75%
$ 9,628
Lodging - 0.14%
Boyd Gaming Corp
2.33%, 09/15/2023
(n)
1,907 1,901
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.84%, 12/22/2024
(n)
2,277 2,252
3 Month USD LIBOR + 2.75%
3.59%, 07/20/2025
(n)
990 988
1 Month USD LIBOR + 3.50%
Hilton Grand Vacations Borrower LLC
3.50%, 08/02/2028
(n)
500 495
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Worldwide Finance LLC
1.84%, 06/18/2026
(n)
$ 399 $ 393
3 Month USD LIBOR + 1.75%
$ 6,029
Machinery - Construction & Mining - 0.02%
Vertiv Group Corp
2.84%, 03/02/2027
(n)
986 976
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.07%
Ali Group North America Corp
0.00%, 10/13/2028
(n),(p)
2,000 1,981
TK Elevator US Newco Inc
4.00%, 07/30/2027
(n)
974 970
1 Month USD LIBOR + 3.50%
$ 2,951
Media - 0.66%
Altice Financing SA
2.87%, 07/15/2025
(n)
794 778
3 Month USD LIBOR + 2.75%
2.87%, 01/06/2026
(n)
481 470
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
5.75%, 07/14/2026
(n)
1,600 1,593
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
2.34%, 07/17/2025
(n)
4,203 4,117
3 Month USD LIBOR + 2.25%
2.59%, 04/15/2027
(n)
2,304 2,259
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.35%, 08/24/2026
(n)
2,828 1,182
1 Month USD LIBOR + 3.25%
Directv Financing LLC
5.75%, 08/02/2027
(n)
3,862 3,852
1 Month USD LIBOR + 5.00%
Dotdash Meredith
0.00%, 11/23/2028
(n),(p)
1,500 1,489
Gray Television Inc
2.34%, 02/07/2024
(n)
323 320
3 Month USD LIBOR + 2.25%
2.59%, 01/02/2026
(n)
387 383
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(n)
13 13
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.09%, 05/01/2026
(n)
3,569 3,522
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
3.84%, 10/15/2028
(n)
395 395
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
5.25%, 07/21/2028
(n)
800 789
1 Month USD LIBOR + 4.75%
Meredith Corp
5.25%, 01/31/2025
(n)
430 438
1 Month USD LIBOR + 4.25%
Nexstar Media Inc
2.34%, 01/17/2024
(n)
1,053 1,047
3 Month USD LIBOR + 2.25%
2.59%, 09/18/2026
(n)
1,216 1,206
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.09%, 10/04/2023
(n)
977 973
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
0.00%, 09/25/2026
(n),(p)
685 679
1 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sinclair Television Group Inc
2.35%, 01/03/2024
(n)
$ 251 $ 245
3 Month USD LIBOR + 2.25%
Univision Communications Inc
3.75%, 03/15/2024
(n)
303 302
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
2.59%, 01/31/2028
(n)
811 800
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(n)
128 128
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.59%, 04/17/2028
(n)
1,686 1,660
1 Month USD LIBOR + 2.50%
$ 28,640
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
5.00%, 09/22/2028
(n)
490 488
1 Month USD LIBOR + 4.00%
Miscellaneous Manufacturers - 0.07%
Gates Global LLC
3.25%, 03/31/2027
(n)
2,993 2,965
1 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.01%
Pitney Bowes Inc
4.10%, 03/17/2028
(n)
330 329
1 Month USD LIBOR + 4.00%
Oil & Gas - 0.15%
CITGO Petroleum Corp
7.25%, 03/28/2024
(n)
460 458
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
2.34%, 03/30/2025
(n)
438 425
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(n)
1,150 1,150
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
6.25%, 08/25/2023
(n)
1,976 1,882
3 Month USD LIBOR + 5.25%
Quarternorth Energy Holding Inc
9.00%, 08/27/2026
(n)
2,494 2,494
1 Month USD LIBOR + 8.00%
$ 6,409
Oil & Gas Services - 0.03%
PGS ASA
7.64%, 03/19/2024
(n)
1,572 1,414
1 Month USD LIBOR + 7.00%
Packaging & Containers - 0.07%
Berry Global Inc
1.86%, 07/01/2026
(n)
1,083 1,071
1 Month USD LIBOR + 1.75%
Kloeckner Pentaplast of America Inc
5.25%, 02/12/2026
(n)
461 445
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
4.00%, 09/17/2028
(n)
625 621
1 Month USD LIBOR + 3.50%
Plaze Inc
4.50%, 08/03/2026
(n)
616 610
1 Month USD LIBOR + 3.75%
TricorBraun
3.75%, 03/03/2028
(n)
454 449
3 Month USD LIBOR + 3.25%
$ 3,196
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.66%
Amneal Pharmaceuticals LLC
3.62%, 05/04/2025
(n)
$ 676 $ 663
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.84%, 11/14/2025
(n)
1,174 1,160
3 Month USD LIBOR + 2.75%
3.09%, 05/19/2025
(n)
5,432 5,379
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(n)
2,991 2,982
1 Month USD LIBOR + 2.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(n)
2,495 2,422
1 Month USD LIBOR + 5.00%
Gainwell Acquisition Corp
4.75%, 10/01/2027
(n)
2,102 2,098
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
2.08%, 11/15/2027
(n)
1,164 1,141
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(n)
3,990 3,980
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
6.00%, 09/24/2024
(n)
2,466 2,297
3 Month USD LIBOR + 2.75%
6.25%, 02/24/2025
(n)
1,239 1,156
3 Month USD LIBOR + 3.00%
Organon & Co
3.50%, 06/02/2028
(n)
3,990 3,975
1 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
3.00%, 06/16/2028
(n)
497 495
1 Month USD LIBOR + 2.50%
Prestige Brands Inc
2.50%, 06/09/2028
(n)
967 961
1 Month USD LIBOR + 2.00%
$ 28,709
Pipelines - 0.10%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(n)
431 425
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.34%, 11/01/2026
(n)
834 829
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2028
(n),(p)
1,000 989
TransMontaigne Operating Co LP
8.00%, 11/03/2028
(n)
835 829
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
5.25%, 09/21/2024
(n)
1,113 1,103
Secured Overnight Financing Rate + 4.25%
$ 4,175
REITs - 0.03%
Blackstone Mortgage Trust Inc
2.34%, 04/23/2026
(n)
1,221 1,205
1 Month USD LIBOR + 2.25%
Retail - 0.33%
1011778 BC ULC
1.84%, 11/14/2026
(n)
1,583 1,546
1 Month USD LIBOR + 1.75%
Academy Ltd
4.50%, 11/05/2027
(n)
746 745
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Belk Inc
5.00%, 07/31/2025
(n)
$ 1,055 $ 795
8.50%, 07/31/2025
(n)
232 230
3 Month USD LIBOR + 7.50%
BJ's Wholesale Club Inc
2.09%, 02/03/2024
(n)
71 71
1 Month USD LIBOR + 2.00%
EG America LLC
4.13%, 02/07/2025
(n)
24 24
3 Month USD LIBOR + 4.00%
IRB Holding Corp
4.25%, 11/19/2027
(n)
1,244 1,238
1 Month USD LIBOR + 3.25%
Jo-Ann Stores LLC
5.50%, 06/30/2028
(n)
778 762
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
4.00%, 11/02/2027
(n)
744 741
1 Month USD LIBOR + 3.25%
PetSmart LLC
4.50%, 02/11/2028
(n)
5,895 5,864
1 Month USD LIBOR + 3.75%
RH
3.00%, 10/15/2028
(n)
1,250 1,242
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(n)
61 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(n)
516 482
1 Month USD LIBOR + 7.50%
Staples Inc
5.13%, 04/09/2026
(n)
464 445
3 Month USD LIBOR + 5.00%
$ 14,246
Semiconductors - 0.15%
Bright Bidco BV
4.50%, 06/30/2024
(n)
4,205 3,217
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.34%, 05/17/2024
(n)
68 67
3 Month USD LIBOR + 2.25%
MKS Instruments Inc
0.00%, 10/20/2028
(n),(p)
1,820 1,812
Synaptics Inc
0.00%, 10/20/2028
(n),(p)
225 224
Ultra Clean Holdings Inc
3.84%, 08/27/2025
(n)
1,049 1,050
1 Month USD LIBOR + 3.75%
$ 6,370
Software - 1.13%
Apttus Corp
5.00%, 04/28/2028
(n)
1,897 1,890
1 Month USD LIBOR + 4.25%
athenahealth Inc
4.40%, 02/11/2026
(n)
439 438
1 Month USD LIBOR + 4.25%
Boxer Parent Co Inc
3.88%, 10/02/2025
(n)
284 280
1 Month USD LIBOR + 3.75%
Camelot Finance SA
3.09%, 10/30/2026
(n)
696 690
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
3.00%, 09/15/2028
(n)
435 433
1 Month USD LIBOR + 2.50%
Ceridian HCM Holding Inc
2.58%, 04/04/2025
(n)
1,009 989
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
DTI Holdco Inc
5.75%, 09/30/2023
(n)
$ 344 $ 339
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.34%, 02/06/2026
(n)
1,531 1,515
1 Month USD LIBOR + 3.25%
Dynatrace LLC
2.34%, 08/08/2025
(n)
140 139
1 Month USD LIBOR + 2.25%
Epicor Software Corp
4.00%, 07/30/2027
(n)
3,386 3,369
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.91%, 06/13/2024
(n)
3,555 3,520
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
4.09%, 10/08/2027
(n)
3,239 3,230
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(n)
312 300
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
4.00%, 03/31/2028
(n)
1,503 1,496
1 Month USD LIBOR + 3.75%
Informatica LLC
3.25%, 10/13/2028
(n)
2,600 2,581
1 Month USD LIBOR + 2.75%
MA FinanceCo LLC
2.84%, 06/21/2024
(n)
792 782
3 Month USD LIBOR + 2.50%
5.25%, 06/05/2025
(n)
253 256
1 Month USD LIBOR + 4.25%
Playtika Holding Corp
2.84%, 03/11/2028
(n)
383 380
1 Month USD LIBOR + 2.75%
Precisely
4.75%, 04/24/2028
(n)
1,500 1,496
3 Month USD LIBOR + 4.00%
Project Ruby Ultimate Parent Corp
4.00%, 03/03/2028
(n)
249 247
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
3.50%, 02/03/2028
(n)
5,748 5,661
1 Month USD LIBOR + 2.75%
RealPage Inc
3.75%, 04/24/2028
(n)
675 668
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
7.00%, 12/31/2025
(n)
1,746 1,572
1 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
2.84%, 06/21/2024
(n)
5,347 5,283
3 Month USD LIBOR + 2.50%
Solera LLC
4.50%, 06/02/2028
(n)
1,750 1,742
1 Month USD LIBOR + 4.00%
Sophia LP
3.63%, 10/07/2027
(n)
1,290 1,286
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
1.84%, 04/16/2025
(n)
231 227
1 Month USD LIBOR + 1.75%
1.84%, 04/16/2025
(n)
187 184
1 Month USD LIBOR + 1.75%
1.84%, 04/16/2025
(n)
763 753
1 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
TIBCO Software Inc
3.85%, 06/30/2026
(n)
$ 317 $ 313
1 Month USD LIBOR + 3.75%
UKG Inc
0.00%, 05/04/2026
(n),(p)
3,407 3,387
1 Month USD LIBOR + 3.25%
3.84%, 05/04/2026
(n)
1,215 1,208
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
3.59%, 09/30/2026
(n)
519 512
1 Month USD LIBOR + 3.50%
3.59%, 09/30/2026
(n)
1,467 1,446
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
3.09%, 02/01/2026
(n)
792 789
1 Month USD LIBOR + 3.00%
$ 49,401
Telecommunications - 0.92%
Altice France SA/France
3.81%, 01/31/2026
(n)
309 305
3 Month USD LIBOR + 3.69%
4.12%, 08/14/2026
(n)
3,398 3,367
3 Month USD LIBOR + 4.00%
Avaya Inc
4.09%, 12/15/2027
(n)
973 969
1 Month USD LIBOR + 4.00%
4.34%, 12/15/2027
(n)
2,824 2,815
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
0.00%, 11/17/2028
(n),(p)
780 776
Secured Overnight Financing Rate + 3.25%
CommScope Inc
3.34%, 04/06/2026
(n)
477 464
3 Month USD LIBOR + 3.25%
Delta Topco Inc
4.50%, 12/01/2027
(n)
1,742 1,736
1 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
4.50%, 05/01/2028
(n)
3,538 3,530
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
4.50%, 04/28/2028
(n)
1,247 1,241
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
7.89%, 11/27/2023
(n)
5,816 5,826
1 Month USD LIBOR + 3.75%
8.63%, 01/02/2024
(n)
1,425 1,428
10.50%, 07/13/2022
(n)
3,132 3,138
1 Month USD LIBOR + 4.75%
Intrado Corp
4.50%, 10/10/2024
(n)
258 243
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(n)
4,763 4,530
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.25%, 11/06/2026
(n)
1,819 1,811
1 Month USD LIBOR + 2.50%
Maxar Technologies Ltd
2.85%, 10/05/2024
(n)
4,251 4,210
1 Month USD LIBOR + 2.75%
Metronet Systems Holdings LLC
4.50%, 06/02/2028
(n)
1,247 1,243
1 Month USD LIBOR + 3.75%
MLN US Holdco LLC
4.59%, 11/30/2025
(n)
1,323 1,267
3 Month USD LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Plantronics Inc
2.59%, 07/02/2025
(n)
$ 812 $ 788
3 Month USD LIBOR + 2.50%
Windstream Services LLC
7.25%, 08/11/2027
(n)
381 381
1 Month USD LIBOR + 6.25%
$ 40,068
Transportation - 0.02%
Genesee & Wyoming Inc
2.13%, 12/30/2026
(n)
306 303
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
1.83%, 02/24/2025
(n)
394 391
1 Month USD LIBOR + 1.75%
$ 694
TOTAL SENIOR FLOATING RATE INTERESTS $ 415,634
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 27.01%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 10.66%
0.08%, 04/30/2023
(k),(l)
$ 104,500 $ 104,502
US Treasury 3 Month Bill Money Market
Yield + 0.07%
0.08%, 07/31/2023
(k)
36,300 36,296
US Treasury 3 Month Bill Money Market
Yield + 0.03%
0.09%, 10/31/2023 5,500 5,499
US Treasury 3 Month Bill Money Market
Yield + 0.04%
0.10%, 01/31/2023
(k)
147,500 147,529
US Treasury 3 Month Bill Money Market
Yield + 0.10%
0.11%, 07/31/2022
(k)
63,000 63,017
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.11%, 10/31/2022
(k)
74,000 74,034
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.13%, 02/28/2023
(k)
3,000 2,992
0.13%, 04/30/2023
(k)
8,400 8,369
0.16%, 04/30/2022
(k)
13,000 13,006
US Treasury 3 Month Bill Money Market
Yield + 0.11%
1.75%, 08/15/2041 9,070 8,904
$ 464,148
U.S. Treasury Inflation-Indexed Obligations - 16.35%
0.13%, 01/15/2023 23,149 24,114
0.13%, 07/15/2024 22,297 23,927
0.13%, 10/15/2024 18,325 19,684
0.13%, 04/15/2025 15,606 16,788
0.13%, 10/15/2025 24,722 26,780
0.13%, 04/15/2026 2,432 2,637
0.13%, 07/15/2026 15,195 16,574
0.13%, 10/15/2026 5,461 5,961
0.13%, 01/15/2030 18,445 20,530
0.13%, 07/15/2030
(q)
22,981 25,737
0.13%, 01/15/2031 19,431 21,730
0.13%, 07/15/2031 23,591 26,479
0.13%, 02/15/2051 9,778 11,728
0.25%, 01/15/2025 23,044 24,835
0.25%, 07/15/2029
(q)
26,198 29,444
0.25%, 02/15/2050 7,175 8,790
0.38%, 07/15/2023 26,982 28,624
0.38%, 07/15/2025 19,414 21,206
0.38%, 01/15/2027 19,128 21,146
0.38%, 07/15/2027 18,026 20,109
0.50%, 04/15/2024 16,994 18,239
0.50%, 01/15/2028 22,287 25,076

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.63%, 04/15/2023 $ 22,382 $ 23,600
0.63%, 01/15/2024 23,707 25,418
0.63%, 01/15/2026 16,985 18,762
0.63%, 02/15/2043 8,137 10,270
0.75%, 07/15/2028 17,062 19,667
0.75%, 02/15/2042 10,648 13,655
0.75%, 02/15/2045 12,700 16,577
0.88%, 01/15/2029 13,488 15,700
0.88%, 02/15/2047 7,614 10,420
1.00%, 02/15/2046 6,415 8,878
1.00%, 02/15/2048 6,329 8,988
1.00%, 02/15/2049 4,491 6,459
1.38%, 02/15/2044 11,434 16,555
1.75%, 01/15/2028 6,350 7,668
2.00%, 01/15/2026 8,355 9,731
2.13%, 02/15/2040 4,418 6,851
2.13%, 02/15/2041 6,446 10,120
2.38%, 01/15/2025 11,683 13,412
2.38%, 01/15/2027 7,837 9,524
2.50%, 01/15/2029 4,499 5,792
3.38%, 04/15/2032 3,471 5,158
3.63%, 04/15/2028 5,965 7,995
3.88%, 04/15/2029 317 445
$ 711,783
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,175,931
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.08% $ 3,317
Total Investments $ 4,333,008
Other Assets and Liabilities -  0.46% 19,957
TOTAL NET ASSETS - 100.00% $ 4,352,965
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,532 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $208,425 or 4.79% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,130 or 0.16% of net assets.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $50,047 or 1.15% of net assets.
(m) Rate shown is the discount rate of the original purchase.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after November 30, 2021, at which time the interest rate will be determined.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $557 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 32.60%
Financial 11.82%
Energy 10.66%
Utilities 10.48%
Industrial 8.17%
Basic Materials 6.66%
Consumer, Non-cyclical 6.45%
Mortgage Securities 2.93%
Consumer, Cyclical 2.82%
Money Market Funds 2.52%
Technology 2.12%
Communications 1.88%
Investment Companies 0.35%
Purchased Interest Rate Swaptions 0.08%
Other Assets and Liabilities
0.46%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 129,281 $ 519,842 $ 541,129 $ 107,994
$ 129,281 $ 519,842 $ 541,129 $ 107,994
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 11 0.00%
Millennium Health LLC 03/15/2016 — 8 0.00%
Quarternorth Energy Holding Inc 08/27/2021 4,842 4,940 0.11%
Total $ 4,959 0.11%
Amounts in thousands.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,956 2.98% 03/08/2024 $ 90 $ 245 $ 155
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 43 (16)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 75 43
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 163 103
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 205 136
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 31 73 42
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 770 2.00% 07/01/2024 34 45 11
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,270 1.94% 11/16/2023 91 117 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 27 16 (11)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 18 (9)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 19 10 (9)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 770 1.97% 06/25/2024 35 44 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,030 1.68% 07/23/2024 46 44 (2)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 15 (25)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,700 1.55% 07/30/2024 61 63 2
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,280 2.60% 04/08/2026 72 130 58
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 16 10
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 20 54 34
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 73 41
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,040 1.68% 08/05/2024 47 45 (2)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 660 1.71% 06/01/2022 38 42 4
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,430 1.31% 03/29/2022 51 42 (9)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,420 1.54% 08/04/2022 44 52 8
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,750 1.20% 04/29/2022 76 46 (30)
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,500 1.32% 07/05/2022 74 60 (14)
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,480 1.53% 04/06/2022 36 35 (1)
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,050 1.39% 04/11/2022 75 50 (25)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 31 16 (15)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 16 (16)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,956 2.98% 03/08/2024 $ 90 $ 25 $ (65)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 17 (43)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 12 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 58 70 12
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 — (103)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,490 3.09% 12/07/2038 69 49 (20)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,030 1.68% 07/23/2024 46 52 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,990 1.78% 01/25/2022 38 15 (23)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 770 2.00% 07/01/2024 34 28 (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,280 2.60% 04/08/2026 71 38 (33)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,270 1.94% 11/16/2023 92 76 (16)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 770 1.97% 06/25/2024 35 29 (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 19 7
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 28 35 7
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.28% 06/05/2025 27 38 11
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 74 34
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 4 7 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,430 1.80% 08/06/2024 96 109 13
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 14 (5)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 55 17 (38)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 7 5 (2)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 30 (24)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 44 (44)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,040 1.68% 08/05/2024 47 52 5
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 16 (16)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 129 6 (123)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 660 1.71% 06/01/2022 37 33 (4)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,430 1.31% 03/29/2022 51 61 10
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 8,010 1.25% 07/18/2022 95 147 52
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,420 1.54% 08/04/2022 43 41 (2)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,825 1.45% 01/19/2022 19 11 (8)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,825 1.43% 01/19/2022 18 12 (6)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,480 1.53% 04/06/2022 36 18 (18)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 6,500 1.32% 07/05/2022 $ 73 $ 101 $ 28
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,825 1.41% 01/19/2022 17 13 (4)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,825 1.34% 01/20/2022 17 17 —
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 6,500 1.45% 07/07/2022 60 83 23
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,050 1.39% 04/11/2022 73 50 (23)
Total $ 3,261 $ 3,317 $ 56
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,780 2.01% 03/02/2023 $ (68) $ (92) $ (24)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,150 1.62% 02/22/2022 (31) (22) 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,220 1.25% 01/28/2022 (28) (4) 24
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,100 1.25% 01/03/2023 (37) (17) 20
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.44% 01/10/2023 (65) (43) 22
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (208) (124)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,160 1.85% 11/16/2022 (93) (126) (33)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,330 1.00% 01/28/2022 (18) (1) 17
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 915 1.06% 10/12/2022 (31) (8) 23
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (40) (2) 38
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,510 1.80% 10/14/2022 (41) (55) (14)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.24% 12/19/2022 (32) (14) 18
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,510 1.80% 10/10/2022 (41) (55) (14)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.23% 12/19/2022 (32) (14) 18
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,550 1.40% 03/02/2022 (8) (15) (7)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) — 3
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,710 1.40% 06/08/2022 (16) (24) (8)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 2,890 1.53% 09/02/2022 (77) (63) 14
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,970 0.52% 03/04/2022 (17) (2) 15
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,970 0.56% 03/22/2022 (20) (3) 17
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,740 0.57% 03/24/2022 (38) (7) 31
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 10,220 1.02% 05/04/2022 (41) (38) 3
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,700 0.51% 03/02/2022 (36) (4) 32
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 19,720 0.61% 04/04/2022 (47) (14) 33
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,870 1.24% 10/26/2022 (29) (24) 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive $ 7,310 1.24% 10/26/2022 $ (43) $ (36) $ 7
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 7,265 1.25% 11/07/2022 (40) (37) 3
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 14,160 0.51% 01/11/2022 (42) (3) 39
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 480 2.00% 10/01/2024 (50) (77) (27)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 690 1.85% 09/18/2024 (72) (95) (23)
Call - 30 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 290 1.98% 10/20/2026 (37) (52) (15)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,880 0.90% 04/25/2022 (20) (8) 12
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,630 0.90% 04/29/2022 (52) (25) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.44% 01/10/2023 (65) (88) (23)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,220 1.25% 01/28/2022 (29) (38) (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,150 1.62% 02/22/2022 (30) (14) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,780 2.01% 03/02/2023 (68) (40) 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (8) 132
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,100 1.25% 01/03/2023 (36) (60) (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (45) (1) 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (1) 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (5) 12
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (2) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,330 0.70% 05/16/2023 (62) (41) 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,590 3.05% 03/13/2029 (85) (47) 38
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,990 1.98% 01/25/2022 (17) (6) 11
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (3) (5) (2)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,510 1.80% 10/10/2022 (42) (34) 8
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,510 1.80% 10/14/2022 (41) (35) 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,330 1.50% 01/28/2022 (18) (20) (2)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,160 1.85% 11/16/2022 (94) (72) 22
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.24% 12/19/2022 (33) (54) (21)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.23% 12/19/2022 (32) (54) (22)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 915 1.06% 10/12/2022 (31) (58) (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (39) (92) (53)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (22) (17) 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (5) (9) (4)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (7) 21

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 1,710 2.40% 06/08/2022 $ (19) $ (7) $ 12
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (3) 10
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (17) 16
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (18) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 2,890 1.53% 09/02/2022 (77) (93) (16)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (52) —
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (27) 27
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (20) (12) 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,970 0.52% 03/04/2022 (17) (54) (37)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,490 0.50% 12/07/2021 (4) (31) (27)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,250 0.75% 02/28/2022 (22) (48) (26)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,740 0.57% 03/24/2022 (38) (104) (66)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,700 0.51% 03/02/2022 (37) (107) (70)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,463 0.45% 12/13/2021 (5) (38) (33)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,970 0.56% 03/22/2022 (20) (53) (33)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,010 0.50% 01/20/2022 (7) (30) (23)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 10,220 1.02% 05/04/2022 (41) (46) (5)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 19,720 0.74% 04/07/2022 (32) (133) (101)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 4,400 1.48% 11/03/2022 (22) (23) (1)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 19,720 0.61% 04/04/2022 (47) (170) (123)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 7,265 1.25% 11/07/2022 (40) (52) (12)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 14,160 0.51% 01/11/2022 (40) (100) (60)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,870 1.24% 10/26/2022 (29) (34) (5)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 7,310 1.24% 10/26/2022 (43) (51) (8)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 480 2.00% 10/01/2024 (50) (40) 10
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 690 1.85% 09/18/2024 (72) (67) 5
Put - 30 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 290 1.98% 10/20/2026 (36) (30) 6
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 6,340 0.27% 04/20/2022 (21) (20) 1
Total $ (3,287) $ (3,456) $ (169)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2024 Short 29 $ 7,129 $ 16
ASX 90 Day Bank Bill; December 2022 Long 104 73,947 27
Australia 3 Year Bond; December 2021 Long 150 12,254 (39)
Brent Crude; March 2022
(a)
Long 698 48,078 (7,890)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canadian Bank Acceptance; December 2021 Short 91 $ 17,719 $ 3
Canadian Bank Acceptance; June 2022 Long 92 17,771 (96)
Coffee 'C'; March 2022
(a)
Long 334 29,096 3,251
Copper; December 2022
(a)
Long 149 15,824 (769)
Copper; March 2022
(a)
Short 6 642 7
Copper; May 2022
(a)
Long 180 19,233 (392)
Corn; March 2022
(a)
Long 1,252 35,525 (49)
Cotton No.2; March 2022
(a)
Long 208 11,067 353
Euro Bond 10 Year Bond; December 2021 Long 3 586 5
Euro Buxl 30 Year Bond; December 2021 Short 48 11,874 (405)
Euro-Bobl 5 Year; December 2021 Short 8 1,229 (4)
Gasoline RBOB; January 2022
(a)
Long 191 15,563 (2,089)
Gold 100 oz; February 2022
(a)
Long 424 75,324 (1,108)
ICE 3 Month SONIA Index Future; September 2022 Long 109 35,879 (43)
KC HRW Wheat; March 2022
(a)
Long 289 11,881 554
Lean Hogs; February 2022
(a)
Long 347 11,101 (347)
Live Cattle; February 2 022
(a)
Long 458 25,263 170
LME Lead; December 2021
(a)
Short — — (519)
LME Nickel; December 2021
(a)
Short — — 1,892
LME Nickel; June 2022
(a)
Long 137 16,224 (147)
LME PRI Alum; December 2021
(a)
Short — — 8,476
LME PRI Alum; March 2022
(a)
Long 453 29,745 (5,661)
LME Zinc; December 2021
(a)
Short — — 1,993
LME Zinc; January 2022
(a)
Long 137 10,990 (163)
LME Zinc; March 2022
(a)
Long 109 8,715 (111)
Low Sulphur Gasoline; January 2022
(a)
Long 327 19,546 (1,801)
Natural Gas; January 2022
(a)
Long 1,658 75,721 (11,453)
NY Harb ULSD; January 2022
(a)
Long 177 15,316 (1,536)
Silver; March 2022
(a)
Long 175 19,963 (1,926)
Soybean Meal; January 2022
(a)
Long 462 15,791 1,238
Soybean Oil; January 2022
(a)
Long 665 22,029 (2,121)
Soybean; January 2022
(a)
Long 475 28,910 197
Sugar #11; March 2022
(a)
Long 935 19,478 (1,717)
UK 10 Year Gilt; March 2022 Short 56 9,405 (63)
US 10 Year Note; March 2022 Long 76 9,942 78
US 10 Year Ultra Note; March 2022 Short 99 14,542 (285)
US 2 Year Note; March 2022 Short 232 50,746 (91)
US 5 Year Note; March 2022 Long 82 9,955 56
US Ultra Bond; March 2022 Short 40 8,023 (232)
Wheat; March 2022
(a)
Long 491 19,327 5
WTI Crude; January 2022
(a)
Long 761 50,363 (5,194)
WTI Crude; June 2022
(a)
Long 124 7,994 (372)
Total $ (28,302)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 12/02/2021 EUR 3,606 $ 4,063 $ 26 $ —
BNP Paribas 12/02/2021 $ 571 EUR 506 — (3)
BNP Paribas 12/02/2021 $ 77 GBP 57 2 —
BNP Paribas 02/02/2022 $ 4,072 EUR 3,606 — (26)
CIBC World Markets Corp 12/02/2021 GBP 105 $ 144 — (4)
CIBC World Markets Corp 12/02/2021 EUR 150 $ 173 — (4)
Morgan Stanley & Co 12/02/2021 EUR 131 $ 152 — (3)
Morgan Stanley & Co 12/02/2021 $ 61 EUR 53 1 —
Standard Chartered Bank, Hong Kong 12/02/2021 NZD 8,402 $ 5,724 10 —
Standard Chartered Bank, Hong Kong 12/02/2021 $ 4,019 EUR 3,457 99 —
Standard Chartered Bank, Hong Kong 12/02/2021 $ 91 GBP 66 3 —
Standard Chartered Bank, Hong Kong 12/02/2021 $ 6,035 NZD 8,409 295 —
Standard Chartered Bank, Hong Kong 02/02/2022 $ 27 EUR 24 — —
Standard Chartered Bank, Hong Kong 02/02/2022 $ 5,720 NZD 8,402 — (9)
Toronto Dominion Bank 02/02/2022 $ 124 AUD 175 — (1)
Toronto Dominion Bank 02/02/2022 $ 413 EUR 366 — (3)
UBS AG 12/02/2021 EUR 130 $ 146 1 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
UBS AG 02/02/2022 $ 352 EUR 312 $ — $ (2)
Total $ 437 $ (55)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 $ 300 $ (16) $ — $ (16)
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 04/12/2024 3,630 24 — 24
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 04/12/2024 2,980 20 — 20
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/11/2024 3,630 26 — 26
3 Month USD LIBOR Pay 1.35% Quarterly Semiannual N/A 07/08/2027 2,740 (16) — (16)
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 04/08/2024 6,560 48 — 48
3 Month USD LIBOR Receive 0.56% Semiannual Quarterly N/A 03/24/2024 110 1 — 1
3 Month USD LIBOR Receive 1.52% Semiannual Quarterly N/A 09/24/2031 2,200 3 — 3
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 09/22/2031 1,090 14 — 14
3 Month USD LIBOR Receive 1.43% Semiannual Quarterly N/A 09/21/2031 1,090 11 — 11
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 08/16/2027 720 (10) — (10)
3 Month USD LIBOR Receive 0.78% Semiannual Quarterly N/A 08/15/2024 2,025 18 — 18
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 08/12/2024 2,670 26 — 26
3 Month USD LIBOR Pay 1.41% Quarterly Semiannual N/A 01/20/2027 1,413 5 — 5
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/19/2027 2,100 (30) 1 (29)
3 Month USD LIBOR Pay 0.93% Quarterly Semiannual N/A 09/17/2026 3,110 (50) — (50)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 06/21/2024 3,340 27 — 27
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 11/18/2023 3,400 (27) — (27)
3 Month USD LIBOR Pay 1.90% Quarterly Semiannual N/A 06/11/2051 280 16 — 16
3 Month USD LIBOR Receive 0.28% Semiannual Quarterly N/A 04/23/2023 9,175 32 — 32
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 04/29/2024 1,860 2 — 2
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 1,360 8 — 8
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 3,320 (29) — (29)
3 Month USD LIBOR Receive 1.33% Semiannual Quarterly N/A 11/23/2026 460 (1) — (1)
3 Month USD LIBOR Receive 0.47% Semiannual Quarterly N/A 10/14/2023 3,210 15 — 15
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 05/31/2026 10,080 (50) (1) (51)
3 Month USD LIBOR Receive 0.80% Semiannual Quarterly N/A 04/14/2024 3,620 16 — 16
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 01/18/2024 3,640 16 — 16
3 Month USD LIBOR Receive 1.01% Semiannual Quarterly N/A 05/03/2024 5,625 5 — 5
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 05/03/2024 5,625 4 — 4
3 Month USD LIBOR Pay 1.49% Quarterly Semiannual N/A 08/01/2027 2,305 — — —
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 07/27/2027 460 2 — 2
3 Month USD LIBOR Receive 0.98% Semiannual Quarterly N/A 04/26/2024 1,845 2 — 2
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 1,845 2 — 2
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 1,845 2 — 2
3 Month USD LIBOR Receive 0.93% Semiannual Quarterly N/A 04/25/2024 1,837 4 — 4
3 Month USD LIBOR Receive 0.94% Semiannual Quarterly N/A 04/25/2024 3,673 7 — 7
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 05/12/2024 3,760 1 1 2
3 Month USD LIBOR Receive 0.91% Semiannual Quarterly N/A 04/25/2024 3,670 9 — 9
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 05/12/2024 1,875 1 — 1
3 Month USD LIBOR Receive 1.07% Semiannual Quarterly N/A 05/12/2024 1,875 — — —
3 Month USD LIBOR Pay 1.45% Quarterly Semiannual N/A 01/20/2027 1,413 8 — 8
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 01/20/2027 1,412 7 — 7
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 11/21/2027 970 5 — 5
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 05/20/2027 970 5 — 5
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 04/20/2024 1,830 5 — 5
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 04/20/2024 1,830 4 — 4
3 Month USD LIBOR Receive 0.85% Semiannual Quarterly N/A 04/20/2024 490 2 — 2
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 1,835 8 — 8
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 1,835 8 — 8
3 Month USD LIBOR Receive 1.78% Semiannual Quarterly N/A 10/18/2031 850 (19) — (19)
3 Month USD LIBOR Receive 0.79% Semiannual Quarterly N/A 04/14/2024 3,620 17 — 17
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 867 (1) — (1)
3 Month USD LIBOR Pay 1.34% Quarterly Semiannual N/A 01/21/2027 1,412 — — —
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/10/2031 2,464 (276) — (276)
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 02/25/2027 1,530 15 — 15
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 143 — 143

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 $ 870 $ 70 $ — $ 70
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 (85) — (85)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 50 — 50
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 12/31/2023 22,360 32 (1) 31
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 14 — 14
3 Month USD LIBOR Receive 1.07% Semiannual Quarterly N/A 02/25/2024 3,730 (10) — (10)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/26/2027 3,060 29 — 29
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 02/28/2024 7,440 (17) 1 (16)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 (46) — (46)
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/26/2032 620 12 — 12
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/26/2027 765 7 — 7
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,410 389 — 389
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 3 — 3
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/29/2024 1,860 (5) 1 (4)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 (2) — (2)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (6) — (6)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 235 3 — 3
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 — — —
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (1) — (1)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 17,375 (160) 1 (159)
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/29/2024 590 (1) — (1)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 42 — 42
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (19) — (19)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 45 — 45
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 2,080 (1) — (1)
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 670 4 — 4
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 03/01/2023 1,775 5 — 5
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 3,310 4 — 4
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 110 — — —
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 588 (2) — (2)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (64) — (64)
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 233 13 — 13
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 1,175 (1) — (1)
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 465 23 — 23
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 1,110 (33) — (33)
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 08/01/2027 2,305 (1) — (1)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (67) — (67)
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 5,728 (68) — (68)
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/24/2027 1,540 13 — 13
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 36 — 36
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 4 — 4
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/24/2024 3,740 (9) — (9)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (92) — (92)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 3,050 91 1 92
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 70 — 70
6 Month Euro Interbank
Offered Rate
Receive 0.44% Annual Semiannual N/A 05/16/2033 EUR 550 (10) — (10)
6 Month Euro Interbank
Offered Rate
Pay (0.08)% Semiannual Annual N/A 08/15/2026 6,605 19 — 19
6 Month Euro Interbank
Offered Rate
Receive 0.19% Annual Semiannual N/A 01/16/2030 510 (6) (1) (7)
Canada Bankers Acceptances
3 Month
Pay 0.64% Quarterly Semiannual N/A 04/21/2023 CAD 11,530 (79) 3 (76)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.02% Annual Annual N/A 11/02/2026 $ 4,700 (5) — (5)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.61% Annual Annual N/A 11/24/2051 460 25 — 25
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.07% Annual Annual N/A 11/02/2026 2,765 (10) — (10)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.99% Annual Annual N/A 12/02/2026 3,435 (2) — (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 11/04/2026 $ 2,960 $ (8) $ — $ (8)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.54% Annual Annual N/A 11/03/2051 375 (8) — (8)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 11/03/2031 1,275 13 — 13
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 12/02/2026 1,870 (8) — (8)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.78% Annual Annual N/A 11/30/2031 1,620 (8) — (8)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/22/2051 135 8 — 8
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/15/2051 440 26 — 26
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.68% Annual Annual N/A 11/17/2051 450 36 — 36
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.83% Annual Annual N/A 11/26/2031 1,620 (18) — (18)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.10% Annual Annual N/A 11/02/2026 2,480 (13) — (13)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.20% Annual Annual N/A 11/26/2026 2,460 (28) — (28)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.76% Annual Annual N/A 10/22/2031 648 1 — 1
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.63% Annual Annual N/A 10/28/2051 650 (38) 1 (37)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.47% Annual Annual N/A 04/19/2031 1,190 71 — 71
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 1.33% Annual Annual N/A 05/04/2030 3,205 556 — 556
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.57% Annual Annual N/A 10/22/2051 648 (22) — (22)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/25/2051 647 (37) — (37)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 10/25/2051 2,810 (139) — (139)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/26/2051 647 (36) — (36)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 10/25/2031 647 6 — 6
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.89% Annual Annual N/A 10/28/2031 650 11 — 11
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.86% Annual Annual N/A 10/26/2031 647 8 — 8

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 10/15/2031 EUR 405 $ (9) $ — $ (9)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 10/15/2031 393 (11) — (11)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 300 (57) 2 (55)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.32% Annual Annual N/A 10/15/2051 393 55 (1) 54
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.89% Annual Annual N/A 08/15/2051 610 (83) 4 (79)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 10/15/2051 403 8 — 8
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.96% Annual Annual N/A 10/15/2031 403 (2) — (2)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.04% Annual Annual N/A 10/15/2031 403 (6) — (6)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 11/15/2051 165 11 — 11
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.19% Annual Annual N/A 11/15/2051 305 (18) — (18)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 11/15/2051 310 (5) (1) (6)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 10/15/2051 1,875 123 — 123
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.18% Annual Annual N/A 11/15/2051 295 (15) — (15)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.00% Annual Annual N/A 11/15/2031 755 (8) — (8)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.17% Annual Annual N/A 11/15/2051 110 (5) — (5)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.99% Annual Annual N/A 11/15/2026 2,825 (1) (1) (2)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.22% Annual Annual N/A 10/15/2051 403 31 (1) 30
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.28% Annual Annual N/A 10/15/2051 405 45 — 45
Secured Overnight Financing
Rate
Receive 1.36% Annual Annual N/A 11/15/2028 $ 6,600 (62) (6) (68)
Secured Overnight Financing
Rate
Receive 1.42% Annual Annual N/A 11/24/2031 390 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.44% Annual Annual N/A 11/24/2031 390 (7) — (7)
Secured Overnight Financing
Rate
Pay 1.28% Annual Annual N/A 12/02/2031 385 1 — 1
Secured Overnight Financing
Rate
Receive 1.48% Annual Annual N/A 11/26/2031 320 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.02% Annual Annual N/A 12/02/2026 1,450 — — —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 1.52% Annual Annual N/A 08/15/2031 $ 1,280 $ (27) $ — $ (27)
Secured Overnight Financing
Rate
Receive 1.64% Annual Annual N/A 05/15/2047 2,150 (96) (14) (110)
Secured Overnight Financing
Rate
Pay 1.30% Annual Annual N/A 12/02/2031 385 2 — 2
Secured Overnight Financing
Rate
Pay 1.32% Annual Annual N/A 11/30/2031 690 5 — 5
Secured Overnight Financing
Rate
Pay 1.27% Annual Annual N/A 12/02/2031 385 1 — 1
Secured Overnight Financing
Rate
Pay 1.46% Annual Annual N/A 08/15/2031 2,370 31 7 38
Secured Overnight Financing
Rate
Pay 1.30% Annual Annual N/A 07/28/2027 320 2 — 2
Secured Overnight Financing
Rate
Receive 1.40% Annual Annual N/A 11/22/2031 510 (8) — (8)
Secured Overnight Financing
Rate
Pay 1.22% Annual Annual N/A 08/05/2027 440 1 (1) —
Secured Overnight Financing
Rate
Receive 1.24% Annual Annual N/A 11/15/2027 960 1 — 1
Secured Overnight Financing
Rate
Receive 1.43% Annual Annual N/A 11/22/2031 490 (9) — (9)
Secured Overnight Financing
Rate
Receive 1.45% Annual Annual N/A 11/19/2031 260 (5) — (5)
Secured Overnight Financing
Rate
Receive 1.42% Annual Annual N/A 11/18/2031 380 (7) — (7)
Secured Overnight Financing
Rate
Pay 1.28% Annual Annual N/A 12/02/2031 385 1 — 1
United Kingdom Retail Prices
Index
Pay 3.68% Annual Annual N/A 04/15/2031 GBP 370 (68) 2 (66)
United Kingdom Retail Prices
Index
Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (892) 37 (855)
United Kingdom Retail Prices
Index
Pay 4.46% Annual Annual N/A 11/15/2031 1,005 (3) — (3)
United Kingdom Retail Prices
Index
Pay 3.36% Annual Annual N/A 10/15/2039 3,555 (909) 23 (886)
United Kingdom Retail Prices
Index
Receive 3.13% Annual Annual N/A 01/15/2050 1,300 538 (18) 520
United Kingdom Retail Prices
Index
Pay 4.67% Annual Annual N/A 11/15/2026 2,260 (45) (12) (57)
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 10/15/2034 3,555 698 (14) 684
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 10/15/2049 2,725 1,056 (66) 990
United Kingdom Retail Prices
Index
Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (469) 15 (454)
United Kingdom Retail Prices
Index
Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (503) 13 (490)
United Kingdom Retail Prices
Index
Receive 3.39% Annual Annual N/A 01/15/2035 1,700 379 (11) 368
United Kingdom Retail Prices
Index
Receive 3.36% Annual Annual N/A 01/15/2035 1,700 393 (11) 382
United Kingdom Retail Prices
Index
Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (483) 14 (469)
United Kingdom Retail Prices
Index
Pay 4.42% Annual Annual N/A 11/15/2031 1,005 (11) — (11)
United Kingdom Retail Prices
Index
Pay 4.87% Annual Annual N/A 11/15/2026 2,290 (20) (1) (21)
United Kingdom Retail Prices
Index
Receive 3.11% Annual Annual N/A 01/15/2050 1,300 560 (17) 543
United Kingdom Retail Prices
Index
Pay 3.57% Annual Annual N/A 10/15/2030 2,890 (572) 25 (547)
United Kingdom Retail Prices
Index
Pay 3.33% Annual Annual N/A 11/15/2040 690 (234) 9 (225)
United Kingdom Retail Prices
Index
Pay 3.56% Annual Annual N/A 03/15/2041 480 (115) 4 (111)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices
Index
Pay 3.75% Annual Annual N/A 04/15/2031 GBP 825 $ (143) $ 5 $ (138)
United Kingdom Retail Prices
Index
Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (481) 14 (467)
United Kingdom Retail Prices
Index
Receive 3.62% Annual Annual N/A 04/15/2031 275 54 (2) 52
Total $ (764) $ 4 $ (760)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Edge MidCap Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .27 % Shares Held Value (000's)
Money Market Funds - 3 .27%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
18,401,925 $ 18,402
TOTAL INVESTMENT COMPANIES $ 18,402
COMMON STOCKS - 96 .72 % Shares Held Value (000's)
Advertising - 1 .74%
Interpublic Group of Cos Inc/The 295,434 $ 9,805
Automobile Parts & Equipment - 1 .28%
Autoliv Inc 74,501 7,181
Banks - 2 .62%
Bank OZK 149,249 6,673
Cullen/Frost Bankers Inc 64,114 8,071
$ 14,744
Building Materials - 2 .45%
Lennox International Inc 44,625 13,790
Chemicals - 2 .51%
FMC Corp 141,152 14,142
Commercial Services - 4 .38%
Morningstar Inc 42,924 13,321
PROG Holdings Inc
(b)
251,038 11,327
$ 24,648
Computers - 1 .47%
Amdocs Ltd 118,345 8,263
Consumer Products - 3 .27%
Avery Dennison Corp 82,989 17,019
WD-40 Co 6,208 1,393
$ 18,412
Electric - 2 .48%
Alliant Energy Corp 255,030 13,973
Electrical Components & Equipment - 5 .39%
Energizer Holdings Inc 330,996 12,310
Littelfuse Inc 60,464 18,047
$ 30,357
Electronics - 1 .60%
Arrow Electronics Inc
(b)
74,055 9,009
Hand & Machine Tools - 5 .87%
Lincoln Electric Holdings Inc 144,145 19,454
Snap-on Inc 66,235 13,638
$ 33,092
Healthcare - Products - 7 .61%
Bio-Techne Corp 17,975 8,485
STERIS PLC 90,808 19,843
Teleflex Inc 48,796 14,513
$ 42,841
Healthcare - Services - 2 .64%
Universal Health Services Inc 125,412 14,890
Insurance - 4 .22%
Fidelity National Financial Inc 299,282 14,638
Markel Corp
(b)
7,646 9,136
$ 23,774
Internet - 2 .18%
Rightmove PLC 1,235,911 12,275
Leisure Products & Services - 6 .20%
Brunswick Corp/DE 135,973 12,769
YETI Holdings Inc
(b)
240,289 22,145
$ 34,914
Machinery - Diversified - 2 .77%
Nordson Corp 61,294 15,580
Media - 1 .11%
Cable One Inc 3,522 6,241
Oil & Gas - 3 .22%
Coterra Energy Inc 456,534 9,167
Helmerich & Payne Inc 282,490 6,342
HollyFrontier Corp 81,645 2,639
$ 18,148
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 6 .17%
Alexandria Real Estate Equities Inc 81,384 $ 16,282
CyrusOne Inc 86,737 7,721
STORE Capital Corp 162,743 5,361
Terreno Realty Corp 70,805 5,392
$ 34,756
Retail - 3 .41%
Tractor Supply Co 85,329 19,227
Savings & Loans - 1 .38%
Washington Federal Inc 238,968 7,764
Semiconductors - 5 .84%
MKS Instruments Inc 45,191 6,876
Teradyne Inc 170,164 26,013
$ 32,889
Software - 8 .08%
Black Knight Inc
(b)
230,624 16,483
Fair Isaac Corp
(b)
44,351 15,662
Tyler Technologies Inc
(b)
25,726 13,351
$ 45,496
Toys, Games & Hobbies - 0 .86%
Hasbro Inc 50,210 4,866
Transportation - 4 .04%
Expeditors International of Washington Inc 186,964 22,739
Water - 1 .93%
Essential Utilities Inc 229,981 10,871
TOTAL COMMON STOCKS $ 544,687
Total Investments $ 563,089
Other Assets and Liabilities -  0.01% 56
TOTAL NET ASSETS - 100.00% $ 563,145
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 22 .12%
Consumer, Non-cyclical 17 .90%
Technology 15 .39%
Financial 14 .39%
Consumer, Cyclical 11 .75%
Communications 5 .03%
Utilities 4 .41%
Money Market Funds 3 .27%
Energy 3 .22%
Basic Materials 2 .51%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
November 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,944 $ 34,966 $ 29,508 $ 18,402
$ 12,944 $ 34,966 $ 29,508 $ 18,402
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 20.17% Shares Held Value (000's)
Closed-E nd Funds - 0.03%
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 $ 89
Invesco Senior Income Trust 20,396 91
$ 180
Exchange-Traded Funds - 0.08%
iShares Russell 1000 Growth ETF 684 205
iShares Russell 2000 Growth ETF 440 $ 128
iShares Russell 2000 Value ETF 664 107
$ 440
Money Market Funds - 20.06%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a),(b),(c)
7,735,194 7,735
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
101,914,260 101,914
$ 109,649
TOTAL INVESTMENT COMPANIES $ 110,269
COMMON STOCKS - 47.35% Shares Held Value (000's)
Advertising - 0.10%
Dentsu Group Inc 2,000 63
Interpublic Group of Cos Inc/The
(f)
9,370 311
Omnicom Group Inc 129 9
WPP PLC 10,220 142
$ 525
Aerospace & Defense - 0.49%
Aerojet Rocketdyne Holdings Inc
(c)
13,884 584
Airbus SE
(e)
2,304 257
BAE Systems PLC 16,098 117
General Dynamics Corp
(f)
2,399 453
HEICO Corp - Class A
(c)
954 118
Howmet Aerospace Inc
(f)
2,093 59
L3Harris Technologies Inc
(f)
1,009 211
Lockheed Martin Corp 922 307
Northrop Grumman Corp 1,026 358
Raytheon Technologies Corp 1,701 138
Thales SA 1,179 97
$ 2,699
Agriculture - 0.31%
Altria Group Inc
(f)
4,010 171
Archer-Daniels-Midland Co 1,989 124
Japan Tobacco Inc 17,000 339
Philip Morris International Inc
(c),(f)
9,517 817
Swedish Match AB 34,626 253
$ 1,704
Apparel - 0.47%
Adidas AG 341 99
Carter's Inc 759 77
Crocs Inc
(e)
507 83
Dr. Martens Plc 7,483 40
Gildan Activewear Inc 8,300 336
Hanesbrands Inc 7,606 123
Kontoor Brands Inc 1,260 68
LVMH Moet Hennessy Louis Vuitton SE 339 263
NIKE Inc
(c)
5,925 1,003
Ralph Lauren Corp
(f)
2,142 248
Steven Madden Ltd 2,102 100
Tapestry Inc 2,621 105
$ 2,545
Automobile Manufacturers - 0.76%
Bayerische Motoren Werke AG 4,125 395
Cummins Inc 277 58
Daimler AG 2,803 263
Ferrari NV 1,758 460
Ford Motor Co
(f)
20,998 403
General Motors Co
(e),(f)
4,552 263
Isuzu Motors Ltd 15,300 205
PACCAR Inc
(c)
3,885 324
REV Group Inc 4,198 66
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Tesla Inc
(c),(e)
985 $ 1,128
Toyota Motor Corp 23,000 408
Volkswagen AG 342 95
Volvo AB - B Shares 4,219 91
$ 4,159
Automobile Parts & Equipment - 0.16%
Aisin Corp 7,300 268
Cie Generale des Etablissements Michelin SCA 478 71
Continental AG
(e)
873 93
Dana Inc 3,456 74
Gentherm Inc
(e)
1,252 106
Magna International Inc 1,100 83
NGK Insulators Ltd 8,300 131
Veoneer Inc
(e)
1,525 54
$ 880
Banks - 2.25%
Allegiance Bancshares Inc 1,310 53
Ameris Bancorp 1,883 92
Bank of America Corp 7,171 319
Bank of Nova Scotia/The 3,780 236
Bank OZK 1,875 84
Barclays PLC 39,964 98
Cadence Bank 2,625 77
CaixaBank SA 143,129 370
Citigroup Inc 3,838 244
Citizens Financial Group Inc
(c)
5,979 283
Concordia Financial Group Ltd 41,500 151
DBS Group Holdings Ltd 21,600 470
DNB Bank ASA 32,368 706
Erste Group Bank AG 3,771 165
Fifth Third Bancorp 2,428 102
FinecoBank Banca Fineco SpA 5,342 94
First Citizens BancShares Inc/NC 137 110
First Hawaiian Inc 2,164 57
First Interstate BancSystem Inc 1,682 69
First Midwest Bancorp Inc/IL 2,819 56
First Republic Bank/CA
(f)
2,941 617
FNB Corp/PA 5,195 61
Goldman Sachs Group Inc/The 245 93
Great Western Bancorp Inc 2,235 75
Home BancShares Inc/AR 3,085 74
HSBC Holdings PLC 40,081 221
ING Groep NV 8,552 118
JPMorgan Chase & Co
(c)
4,599 731
KeyCorp
(c)
14,194 318
Lloyds Banking Group PLC 235,803 146
M&T Bank Corp
(c)
4,744 695
Mizuho Financial Group Inc 15,400 190
Morgan Stanley 110 10
National Bank of Canada 1,800 140
Nordea Bank Abp 24,292 288
OFG Bancorp 3,555 86
Oversea-Chinese Banking Corp Ltd 59,600 478
PNC Financial Services Group Inc/The 355 70
Raiffeisen Bank International AG 11,089 330
Regions Financial Corp
(c)
14,658 333
Royal Bank of Canada 2,400 237
Sandy Spring Bancorp Inc 1,841 86
Standard Chartered PLC 16,629 91
SVB Financial Group
(e),(f)
740 512
Synovus Financial Corp 1,474 67
Toronto-Dominion Bank/The 3,600 254
Truist Financial Corp
(c)
2,654 157
UBS Group AG 11,031 191
Umpqua Holdings Corp 3,891 74
United Community Banks Inc/GA 2,032 70
US Bancorp
(c)
14,169 784
Veritex Holdings Inc 2,093 83
Wells Fargo & Co
(c)
12,247 585

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Western Alliance Bancorp 805 $ 88
Zions Bancorp NA 1,684 106
$ 12,295
Beverages - 0.60%
Anheuser-Busch InBev SA/NV 1,913 107
Coca-Cola Co/The
(f)
15,751 826
Coca-Cola Europacific Partners PLC
(c)
5,648 279
Coca-Cola HBC AG
(e)
13,990 431
Constellation Brands Inc 728 164
Diageo PLC 3,131 158
Keurig Dr Pepper Inc 3,670 125
Kirin Holdings Co Ltd 9,900 158
Molson Coors Beverage Co 1,197 53
PepsiCo Inc 2,774 443
Suntory Beverage & Food Ltd 14,500 511
$ 3,255
Biotechnology - 0.66%
Abcam PLC
(e)
9,172 206
Allakos Inc
(e)
200 16
ALX Oncology Holdings Inc
(e)
232 8
Amicus Therapeutics Inc
(e)
5,622 60
Arena Pharmaceuticals Inc
(e)
1,304 71
Ascendis Pharma A/S ADR
(e)
260 36
Biogen Inc
(e)
263 62
Celldex Therapeutics Inc
(e)
1,725 66
Exact Sciences Corp
(e)
1,589 136
Genmab A/S
(e)
1,410 546
Gilead Sciences Inc
(c),(f)
8,212 566
Illumina Inc
(c),(e)
721 263
Incyte Corp
(e)
3,890 263
Kodiak Sciences Inc
(e)
433 40
Kymera Therapeutics Inc
(e)
701 39
NeoGenomics Inc
(e)
1,393 48
Regeneron Pharmaceuticals Inc
(e),(f)
628 400
REVOLUTION Medicines Inc
(e)
753 21
Rocket Pharmaceuticals Inc
(e)
375 9
Sage Therapeutics Inc
(e)
1,296 50
Seagen Inc
(e)
781 125
Turning Point Therapeutics Inc
(e)
179 7
Vertex Pharmaceuticals Inc
(e),(f)
2,857 534
Y-mAbs Therapeutics Inc
(e)
552 9
Zymeworks Inc
(e)
2,582 52
$ 3,633
Building Materials - 0.79%
Apogee Enterprises Inc 1,441 60
Boise Cascade Co 1,722 112
Builders FirstSource Inc
(e)
914 63
Cemex SAB de CV ADR
(e)
19,313 119
Cie de Saint-Gobain 6,211 394
CRH PLC 793 38
CRH PLC 2,174 106
Daikin Industries Ltd 800 163
Forterra Inc
(e)
813 19
Gibraltar Industries Inc
(e)
658 45
Holcim Ltd
(e)
2,405 116
James Hardie Industries PLC 9,771 383
Johnson Controls International plc 5,753 430
Lennox International Inc 707 218
Marshalls PLC 11,366 105
Masco Corp
(f)
3,089 204
Owens Corning 8,506 721
PGT Innovations Inc
(e)
2,483 51
ROCKWOOL International A/S 226 94
Sika AG 1,009 394
TOTO Ltd 5,700 252
Vulcan Materials Co
(c)
501 96
Wienerberger AG 3,154 116
$ 4,299
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1.62%
Albemarle Corp 347 $ 92
Atotech Ltd
(c),(e)
15,809 382
BASF SE 7,812 512
Borregaard ASA 3,222 77
Brenntag SE 1,532 131
Celanese Corp 1,297 196
CF Industries Holdings Inc
(c),(f)
8,635 523
Codexis Inc
(e)
3,526 122
Dow Inc 1,927 106
DuPont de Nemours Inc 2,331 172
Eastman Chemical Co 513 54
Ecolab Inc 1,163 258
Ferro Corp
(c),(e)
10,597 224
FMC Corp 710 71
Hexion Holdings Corp
(e)
9,088 243
IMCD NV 421 94
Linde PLC
(c)
3,631 1,155
LyondellBasell Industries NV
(c)
2,940 256
Minerals Technologies Inc 1,078 71
Mitsubishi Chemical Holdings Corp 28,800 225
Mosaic Co/The 3,898 133
Nippon Paint Holdings Co Ltd 54,700 574
Nissan Chemical Corp 3,200 184
Rogers Corp
(e)
1,967 536
Sherwin-Williams Co/The
(f)
2,018 669
Shin-Etsu Chemical Co Ltd 800 133
Sumitomo Chemical Co Ltd 43,400 199
Symrise AG 1,260 177
Valvoline Inc 35,055 1,194
Victrex PLC 3,133 96
$ 8,859
Commercial Services - 2.19%
Adtalem Global Education Inc
(e)
1,894 56
Afterpay Ltd ADR
(e)
3,177 246
ALD SA
(g)
3,993 56
AMERCO
(c)
456 321
AMN Healthcare Services Inc
(e)
941 107
Automatic Data Processing Inc
(f)
2,527 583
Booz Allen Hamilton Holding Corp
(c)
3,314 278
Brambles Ltd 20,217 143
BrightView Holdings Inc
(e)
3,765 51
Bureau Veritas SA 3,835 121
Cintas Corp
(c)
1,133 479
CoreCivic Inc
(e)
4,646 50
CoStar Group Inc
(e)
543 42
Cross Country Healthcare Inc
(e)
3,839 100
Deluxe Corp 2,115 72
Elis SA
(e)
5,258 82
Equifax Inc
(c)
539 150
Escrow Altegrity Inc NPV
(e)
180,178 1,158
FleetCor Technologies Inc
(e)
903 187
Gartner Inc
(c),(e)
2,085 651
H&R Block Inc 3,305 78
Hertz Global Holdings Inc
(e)
175 4
Hypoport SE
(e)
91 50
ICF International Inc 995 96
IHS Markit Ltd
(c)
21,158 2,704
Insperity Inc 772 89
Intertek Group PLC 474 34
Kforce Inc 965 74
LiveRamp Holdings Inc
(e)
1,085 51
Loomis AB 5,815 150
Marathon Digital Holdings Inc
(e)
2,137 109
MarketAxess Holdings Inc
(c)
209 74
Medifast Inc 296 61
Moody's Corp 622 243
Nielsen Holdings PLC 4,108 79
Nihon M&A Center Holdings Inc 6,500 191
PayPal Holdings Inc
(e),(f)
1,034 191

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PROG Holdings Inc
(e)
1,789 $ 81
QinetiQ Group PLC 29,162 101
R1 RCM Inc
(e)
2,000 48
Randstad NV 2,142 135
Recruit Holdings Co Ltd 10,200 619
Repay Holdings Corp
(e)
1,334 22
Robert Half International Inc
(c)
3,875 431
Rollins Inc
(c)
9,228 307
S&P Global Inc
(c)
847 387
Secom Co Ltd 5,400 366
Square Inc
(c),(e)
1,243 259
$ 11,967
Computers - 1.87%
Accenture PLC - Class A
(c)
4,075 1,457
Apple Inc
(c),(f)
29,176 4,822
Cognizant Technology Solutions Corp
(c)
6,353 495
Dell Technologies Inc
(c),(e)
7,600 429
DXC Technology Co
(e)
860 26
Genpact Ltd 1,139 55
HP Inc
(c),(f)
34,159 1,206
International Business Machines Corp
(f)
1,788 209
Leidos Holdings Inc 1,485 131
Lumentum Holdings Inc
(e)
812 70
NetApp Inc
(f)
2,717 242
Nomura Research Institute Ltd 3,200 137
Rapid7 Inc
(e)
646 80
Science Applications International Corp 816 68
SCSK Corp 7,900 150
Seagate Technology Holdings PLC 909 93
Softcat PLC 2,494 61
Varonis Systems Inc
(e)
3,034 157
Western Digital Corp
(c),(e)
6,079 352
$ 10,240
Consumer Products - 0.03%
Avery Dennison Corp 159 33
Kimberly-Clark Corp 162 21
Reckitt Benckiser Group PLC 1,271 103
$ 157
Cosmetics & Personal Care - 0.16%
Colgate-Palmolive Co 4,686 352
Edgewell Personal Care Co 2,246 95
Estee Lauder Cos Inc/The 222 74
Procter & Gamble Co/The 2,557 369
$ 890
Distribution & Wholesale - 0.59%
Copart Inc
(e)
2,199 319
Fastenal Co 1,857 110
LKQ Corp
(c),(f)
9,580 536
MARR SpA 3,446 70
Mitsubishi Corp 7,800 232
Mitsui & Co Ltd 6,300 142
Pool Corp
(c)
1,024 567
Sumitomo Corp 54,600 743
Toyota Tsusho Corp 3,800 165
WESCO International Inc
(e)
535 66
WW Grainger Inc
(c)
602 290
$ 3,240
Diversified Financial Services - 1.61%
4L Technologies
(e),(h)
24,306 1
Air Lease Corp 1,719 70
Ally Financial Inc
(c)
4,705 216
American Express Co 2,090 318
ASX Ltd 1,576 101
Banca Generali SpA 2,667 109
BlackRock Inc
(f)
418 378
Brightsphere Investment Group Inc 3,029 91
Capital One Financial Corp
(c)
2,033 286
Cboe Global Markets Inc
(c)
4,636 598
Charles Schwab Corp/The 6,181 478
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
CME Group Inc 267 $ 59
Credit Acceptance Corp
(e)
457 286
ECN Capital Corp 11,558 96
Element Comm Aviation
(e),(h),(i)
280 318
Enova International Inc
(e)
2,660 101
Euronext NV
(g)
955 94
Federal Agricultural Mortgage Corp 1,281 156
Franklin Resources Inc
(c)
10,243 332
Greenhill & Co Inc 4,014 69
Hamilton Lane Inc 869 92
Hargreaves Lansdown PLC 11,959 212
Intercontinental Exchange Inc 967 126
Invesco Ltd 20,201 451
Mastercard Inc
(f)
2,485 782
Moelis & Co 1,214 74
Nasdaq Inc
(f)
1,847 375
Navient Corp 3,523 70
OneMain Holdings Inc 590 29
PRA Group Inc
(e)
3,601 153
Raymond James Financial Inc
(c)
3,615 356
Synchrony Financial
(c)
8,518 382
T Rowe Price Group Inc
(f)
3,023 604
TMX Group Ltd 1,200 116
Visa Inc
(f)
3,453 669
VZ Holding AG 856 85
Western Union Co/The 5,995 95
$ 8,828
Electric - 0.75%
Avangrid Inc 790 40
Brookfield Renewable Corp 2,100 78
Consolidated Edison Inc 459 36
Dominion Energy Inc 422 30
DTE Energy Co 1,411 153
Duke Energy Corp 835 81
Endesa SA 10,960 246
Exelon Corp 2,697 142
Iberdrola SA 17,912 201
National Grid PLC 13,927 185
NRG Energy Inc
(f)
24,347 877
Origin Energy Ltd 24,821 85
Pinnacle West Capital Corp 888 58
PNM Resources Inc
(c)
12,222 602
Portland General Electric Co 1,492 73
Power Assets Holdings Ltd 29,500 178
PPL Corp
(f)
21,390 595
Southern Co/The 530 32
Terna - Rete Elettrica Nazionale 29,242 217
Verbund AG 1,639 171
$ 4,080
Electrical Components & Equipment - 0.29%
Acuity Brands Inc 270 54
AMETEK Inc
(c)
1,905 260
Emerson Electric Co
(c),(f)
5,781 508
Energizer Holdings Inc 1,489 55
EnerSys 983 73
Insteel Industries Inc 1,718 72
Legrand SA 1,864 205
Novanta Inc
(e)
285 46
Schneider Electric SE 837 149
Signify NV
(g)
2,181 100
Universal Display Corp 399 57
$ 1,579
Electronics - 0.96%
Agilent Technologies Inc 198 30
Assa Abloy AB 4,814 135
Coherent Inc
(c),(e)
7,978 2,066
DiscoverIE Group PLC 8,732 116
Electrocomponents PLC 8,245 133
FARO Technologies Inc
(e)
1,273 88

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Fortive Corp 1,725 $ 128
Garmin Ltd 284 38
Hirose Electric Co Ltd 700 117
Honeywell International Inc 937 190
Hoya Corp 1,000 158
II-VI Inc
(e)
979 61
Keysight Technologies Inc
(e)
355 69
Knowles Corp
(e)
4,138 90
LEM Holding SA 36 95
nVent Electric PLC 2,279 79
Shimadzu Corp 10,400 441
Spectris PLC 1,574 74
TE Connectivity Ltd 2,353 362
Waters Corp
(c),(e),(f)
2,290 751
$ 5,221
Energy - Alternate Sources - 0.05%
Enphase Energy Inc
(e)
540 135
SolarEdge Technologies Inc
(e)
373 122
$ 257
Engineering & Construction - 0.11%
Badger Infrastructure Solutions Ltd 2,895 71
Fluor Corp
(e)
3,877 85
Jacobs Engineering Group Inc 1,324 189
Singapore Technologies Engineering Ltd 83,700 233
$ 578
Entertainment - 0.17%
Aristocrat Leisure Ltd 7,145 222
Cie des Alpes
(e)
3,637 50
CTS Eventim AG & Co KGaA
(e)
1,001 65
Deluxe Entertainment
(e),(h)
67,049 —
DraftKings Inc
(e)
3,410 118
IMAX Corp
(e)
4,720 78
Penn National Gaming Inc
(e),(f)
8,168 418
$ 951
Environmental Control - 0.16%
GVS SpA
(g)
3,698 46
Pentair PLC 3,259 240
Republic Services Inc
(f)
2,969 393
US Ecology Inc
(e)
2,018 69
Waste Management Inc 770 124
$ 872
Food - 0.71%
Calavo Growers Inc 840 34
Campbell Soup Co 606 24
Cranswick PLC 2,254 107
Empire Co Ltd 4,600 132
General Mills Inc 233 14
HelloFresh SE
(e)
3,618 367
Hershey Co/The
(c),(f)
4,013 713
Jeronimo Martins SGPS SA 20,585 449
Kellogg Co 836 51
Kesko Oyj 7,255 228
Koninklijke Ahold Delhaize NV 4,911 165
Kraft Heinz Co/The 2,257 76
Kroger Co/The 564 23
Mondelez International Inc
(f)
6,989 412
Nestle SA 2,238 287
Sanderson Farms Inc 1,196 225
Sysco Corp
(c)
2,919 205
Tate & Lyle PLC 12,688 106
Tyson Foods Inc 3,654 288
$ 3,906
Food Service - 0.08%
Compass Group PLC
(e)
17,447 340
Elior Group SA
(e),(g)
11,215 72
$ 412
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0.13%
International Paper Co
(f)
7,153 $ 326
Mondi PLC 5,621 128
Schweitzer-Mauduit International Inc 1,972 57
Smurfit Kappa Group PLC 3,943 202
$ 713
Gas - 0.12%
New Jersey Resources Corp 2,341 86
South Jersey Industries Inc 3,135 74
Tokyo Gas Co Ltd 13,100 224
UGI Corp
(c)
6,864 283
$ 667
Hand & Machine Tools - 0.20%
Disco Corp 800 229
Kennametal Inc 2,322 82
Schindler Holding AG - PC 804 207
Snap-on Inc
(f)
1,688 348
Stanley Black & Decker Inc 19 3
Techtronic Industries Co Ltd 10,000 206
$ 1,075
Healthcare - Products - 1.37%
Abbott Laboratories 1,333 167
ABIOMED Inc
(e)
691 218
Alcon Inc 1,021 81
Align Technology Inc
(c),(e)
900 550
Baxter International Inc 2,627 196
Boston Scientific Corp
(e)
2,198 83
Cellavision AB 1,159 44
Coloplast A/S 351 57
Cooper Cos Inc/The 147 55
Danaher Corp
(f)
1,898 610
DENTSPLY SIRONA Inc
(c)
1,608 78
DiaSorin SpA 227 49
Globus Medical Inc
(e)
733 46
Hill-Rom Holdings Inc
(c)
3,703 576
Hologic Inc
(e),(f)
2,309 173
Inspire Medical Systems Inc
(e)
296 66
Insulet Corp
(e)
329 95
Integra LifeSciences Holdings Corp
(e)
1,285 82
Intersect ENT Inc
(e)
6,020 161
Intuitive Surgical Inc
(c),(e)
1,098 356
Koninklijke Philips NV 3,165 112
Lantheus Holdings Inc
(e)
3,892 104
Medtronic PLC 6,069 648
NuVasive Inc
(e)
1,132 55
Olympus Corp 20,200 451
Omnicell Inc
(e)
380 67
Orthofix Medical Inc
(e)
2,516 77
PerkinElmer Inc
(f)
2,866 522
ResMed Inc
(c)
590 150
SI-BONE Inc
(e)
2,795 54
Smith & Nephew PLC 7,938 128
Stryker Corp 751 178
Tandem Diabetes Care Inc
(e)
473 61
Thermo Fisher Scientific Inc 154 97
Zimmer Biomet Holdings Inc 8,500 1,017
$ 7,464
Healthcare - Services - 1.01%
Accolade Inc
(e)
1,437 37
Anthem Inc
(c)
450 183
Centene Corp
(e)
1,576 113
Encompass Health Corp 968 56
HCA Healthcare Inc
(c),(f)
3,496 788
Humana Inc 202 85
IQVIA Holdings Inc
(c),(e)
736 191
Laboratory Corp of America Holdings
(e),(f)
1,010 288
LHC Group Inc
(e)
551 63
Medpace Holdings Inc
(e)
337 70
Molina Healthcare Inc
(c),(e)
1,173 334
Oak Street Health Inc
(e)
1,580 49

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Orpea SA 617 $ 58
PPD Inc
(c),(e)
36,339 1,712
Quest Diagnostics Inc 392 58
Sonic Healthcare Ltd 9,884 299
UnitedHealth Group Inc
(f)
2,545 1,130
$ 5,514
Holding Companies - Diversified - 1.32%
Accelerate Acquisition Corp
(e)
7,521 73
ACE Convergence Acquisition Corp
(e)
6,592 66
AfterNext HealthTech Acquisition Corp
(e)
1,540 15
AltEnergy Acquisition Corp
(e)
899 9
Altimeter Growth Corp 2
(e)
3,579 36
Anzu Special Acquisition Corp I
(e)
4,584 45
ArcLight Clean Transition Corp II
(e)
3,128 31
Ares Acquisition Corp
(e)
8,583 86
Arrowroot Acquisition Corp
(e)
6,980 68
Artisan Acquisition Corp
(e)
1,605 16
Astrea Acquisition Corp
(e)
3,085 31
Athena Consumer Acquisition Corp
(e)
599 6
Aurora Acquisition Corp
(e)
1,047 10
Austerlitz Acquisition Corp I
(e)
7,586 74
Austerlitz Acquisition Corp II
(e)
4,536 44
Avanti Acquisition Corp
(e)
13,402 132
Bilander Acquisition Corp
(e)
2,887 28
Biotech Acquisition Co
(e)
4,527 45
Bright Lights Acquisition Corp
(e)
1,116 11
Burgundy Technology Acquisition Corp
(e)
5,832 58
Capstar Special Purpose Acquisition Corp
(e)
5,141 51
Catalyst Partners Acquisition Corp
(e)
1,394 14
CC Neuberger Principal Holdings II
(e)
28,465 282
CF Acquisition Corp IV
(e)
6,470 63
CHP Merger Corp
(e)
3,478 35
Churchill Capital Corp V
(e)
3,098 31
Churchill Capital Corp VII
(e)
6,238 61
CIIG Capital Partners II Inc
(e)
2,334 24
CK Hutchison Holdings Ltd 50,500 316
Climate Real Impact Solutions II Acquisition
Corp
(e)
500 5
CM Life Sciences III Inc
(e)
4,188 42
Cohn Robbins Holdings Corp
(e)
8,462 84
Compute Health Acquisition Corp
(e)
6,080 61
Concord Acquisition Corp II
(e)
3,153 31
Conx Corp
(e)
26,133 257
Conyers Park III Acquisition Corp
(e)
4,555 45
Corazon Capital V838 Monoceros Corp
(e)
2,277 22
Crown PropTech Acquisitions
(e)
2,321 23
Decarbonization Plus Acquisition Corp III
(e)
44 1
Decarbonization Plus Acquisition Corp IV
(e)
1,273 13
Deep Lake Capital Acquisition Corp
(e)
14,150 138
Direct Selling Acquisition Corp
(e)
1,000 10
Dragoneer Growth Opportunities Corp II
(e)
3,920 39
Dragoneer Growth Opportunities Corp III
(e)
3,114 31
E.Merge Technology Acquisition Corp
(e)
5,629 55
ECP Environmental Growth Opportunities Corp
(e)
10,190 101
Elliott Opportunity II Corp
(e)
6,023 59
Enterprise 4.0 Technology Acquisition Corp
(e)
898 9
Environmental Impact Acquisition Corp
(e)
2,756 27
Equity Distribution Acquisition Corp
(e)
15,385 151
ESGEN Acquisition Corp
(e)
1,049 11
Eucrates Biomedical Acquisition Corp
(e)
7 —
ExcelFin Acquisition Corp
(e)
900 9
Fifth Wall Acquisition Corp III
(e)
3,102 31
FinServ Acquisition Corp II
(e)
1,254 12
FinTech Acquisition Corp VI
(e)
22 —
Fortress Capital Acquisition Corp
(e)
14,774 145
Fortress Value Acquisition Corp III
(e)
424 4
Fortress Value Acquisition Corp IV
(e)
2,463 24
FTAC Athena Acquisition Corp
(e)
5,284 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
FTAC Parnassus Acquisition Corp
(e)
1,575 $ 16
FTAC Zeus Acquisition Corp
(e)
867 9
G Squared Ascend I Inc
(e)
7,076 72
G Squared Ascend I Inc
(e)
3,009 30
Gesher I Acquisition Corp
(e)
896 9
GigCapital4 Inc
(e)
1,995 20
Goal Acquisitions Corp
(e)
31,661 309
Golden Falcon Acquisition Corp
(e)
13,656 134
Gores Holdings VIII Inc
(e)
37 —
Gores Technology Partners II Inc
(e)
340 3
Gores Technology Partners Inc
(e)
984 10
Health Assurance Acquisition Corp
(e)
2,330 23
Healthcare Services Acquisition Corp
(e)
14,419 141
Horizon Acquisition Corp II
(e)
2,997 29
Infinite Acquisition Corp
(e)
1,084 11
INSU Acquisition Corp III
(e)
47 —
Investindustrial Acquisition Corp
(e)
2,567 26
ION Acquisition Corp 3 Ltd
(e)
2,513 24
Isleworth Healthcare Acquisition Corp
(e)
205 2
Jaws Hurricane Acquisition Corp
(e)
2,707 27
Jaws Juggernaut Acquisition Corp
(e)
2,040 20
Jaws Juggernaut Acquisition Corp
(e)
202 2
Jaws Mustang Acquisition Corp
(e)
3,004 30
Khosla Ventures Acquisition Co
(e)
1,458 14
Kismet Acquisition Three Corp
(e)
3,033 30
Kismet Acquisition Three Corp
(e)
1 —
KKR Acquisition Holdings I Corp
(e)
2,938 29
KL Acquisition Corp
(e)
18,376 180
L Catterton Asia Acquisition Corp
(e)
3,036 30
Landcadia Holdings IV Inc
(e)
3,005 29
Lionheart Acquisition Corp II
(e)
2,562 26
Live Oak Crestview Climate Acquisition Corp
(e)
3,003 31
Live Oak Mobility Acquisition Corp
(e)
67 1
Longview Acquisition Corp II
(e)
3,310 33
M3-Brigade Acquisition II Corp
(e)
2,570 26
Magnum Opus Acquisition Ltd
(e)
2,970 30
MedTech Acquisition Corp/NY
(e)
1,433 14
Motive Capital Corp
(e)
1,509 15
New Vista Acquisition Corp
(e)
527 5
New Vista Acquisition Corp
(e)
10,476 105
NextGen Acquisition Corp II
(e)
3,028 31
Noble Rock Acquisition Corp
(e)
5,171 50
Noble Rock Acquisition Corp
(e)
7,560 76
North Atlantic Acquisition Corp
(e)
3,128 31
Northern Genesis Acquisition Corp III
(e)
2,519 25
Omega Alpha SPAC
(e)
9,021 88
One Equity Partners Open Water I Corp
(e)
6,552 65
Peridot Acquisition Corp II
(e)
2,021 20
Pershing Square Tontine Holdings Ltd
(e)
3,910 79
Phoenix Biotech Acquisition Corp
(e)
898 9
Plum Acquisition Corp I
(e)
6,853 68
Pontem Corp
(e)
16,655 163
Post Holdings Partnering Corp
(e)
4,331 42
Prime Impact Acquisition I
(e)
8,470 83
Prospector Capital Corp
(e)
14,159 138
Pyrophyte Acquisition Corp
(e)
1,200 12
Queen's Gambit Growth Capital
(e)
3,345 33
RedBall Acquisition Corp
(e)
3,433 34
Revolution Healthcare Acquisition Corp
(e)
7,708 75
RMG Acquisition Corp III
(e)
16,414 161
Rocket Internet Growth Opportunities Corp
(e)
5,255 52
Semper Paratus Acquisition Corp
(e)
1,195 12
Simon Property Group Acquisition Holdings Inc
(e)
4,472 44
Soar Technology Acquisition Corp
(e)
584 6
Social Capital Hedosophia Holdings Corp VI
(e)
2,643 28
Spartan Acquisition Corp III
(e)
5,731 57
Supernova Partners Acquisition Co II Ltd
(e)
581 6
SVF Investment Corp
(e)
2,542 26

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
SVF Investment Corp 2
(e)
98 $ 1
SVF Investment Corp 3
(e)
6 —
Thimble Point Acquisition Corp
(e)
8,384 79
Thunder Bridge Capital Partners III Inc
(e)
15,119 148
Tishman Speyer Innovation Corp II
(e)
8,488 83
Trebia Acquisition Corp
(e)
5,051 50
USHG Acquisition Corp
(e)
4,319 45
VectoIQ Acquisition Corp II
(e)
9,058 89
Virgin Group Acquisition Corp II
(e)
15,505 151
Vy Global Growth
(e)
15,217 150
Warburg Pincus Capital Corp I-A
(e)
1,012 10
Yucaipa Acquisition Corp
(e)
9,128 91
$ 7,210
Home Builders - 0.35%
Barratt Developments PLC 12,839 119
Cavco Industries Inc
(e)
241 72
Century Communities Inc 1,251 89
DR Horton Inc
(c)
4,094 400
Glenveagh Properties PLC
(e),(g)
93,853 121
Kaufman & Broad SA 822 31
Lennar Corp - A Shares
(c)
2,809 295
NVR Inc
(e)
67 350
Persimmon PLC 4,085 148
Skyline Champion Corp
(e)
2,598 203
Thor Industries Inc 971 103
$ 1,931
Home Furnishings - 0.35%
GN Store Nord AS 2,845 164
Hoshizaki Corp 3,100 235
MillerKnoll Inc 1,912 73
Panasonic Corp 17,400 190
Rational AG 490 451
Sony Group Corp 6,000 732
Whirlpool Corp 439 96
$ 1,941
Housewares - 0.02%
Newell Brands Inc 4,139 89
Insurance - 1.77%
Aflac Inc 189 10
Allianz SE 1,282 278
Allstate Corp/The 167 18
Aon PLC 654 193
Arch Capital Group Ltd
(c),(e)
3,423 138
Arthur J Gallagher & Co 73 12
Assurant Inc
(f)
1,788 272
Athene Holding Ltd
(c),(e)
12,880 1,055
AXA SA 6,427 177
Beazley PLC
(e)
5,921 32
Berkshire Hathaway Inc - Class B
(c),(e),(f)
4,049 1,120
Brown & Brown Inc 1,113 72
Chubb Ltd 3,184 572
CNO Financial Group Inc 2,586 59
Dai-ichi Life Holdings Inc 8,800 176
Equitable Holdings Inc 1,793 56
Everest Re Group Ltd
(c)
3,602 923
Fidelity National Financial Inc
(c)
8,425 412
Gjensidige Forsikring ASA 7,499 170
Hartford Financial Services Group Inc/The
(c)
8,600 568
Japan Post Holdings Co Ltd 42,200 318
Lancashire Holdings Ltd 9,849 67
Loews Corp 1,737 93
Markel Corp
(e)
239 286
Marsh & McLennan Cos Inc
(f)
4,154 682
MetLife Inc 3,383 199
MGIC Investment Corp 5,984 84
MS&AD Insurance Group Holdings Inc 3,800 111
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
768 206
NMI Holdings Inc
(e)
2,307 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Old Republic International Corp 1,464 $ 35
ProAssurance Corp 3,136 72
Progressive Corp/The 1,778 165
Prudential Financial Inc 1,227 125
Prudential PLC 8,456 143
Radian Group Inc 4,124 84
SiriusPoint Ltd
(e)
6,859 53
T&D Holdings Inc 5,700 67
Travelers Cos Inc/The 412 61
Tryg A/S 11,561 280
Voya Financial Inc 1,250 78
W R Berkley Corp 536 41
White Mountains Insurance Group Ltd 79 79
$ 9,687
Internet - 2.85%
Airbnb Inc
(c),(e)
2,405 415
Alibaba Group Holding Ltd ADR
(e)
300 38
Alphabet Inc - A Shares
(c),(e),(f)
1,766 5,011
Alphabet Inc - C Shares
(e)
58 165
Amazon.com Inc
(c),(e),(f)
888 3,114
Booking Holdings Inc
(e)
430 904
CDW Corp/DE 46 9
Criteo SA ADR
(e)
2,462 92
DoorDash Inc - Class A
(c),(e)
503 90
eBay Inc
(f)
6,294 425
F5 Inc
(e)
508 116
GoDaddy Inc
(e)
1,106 78
Kakaku.com Inc 5,000 140
Match Group Inc
(e)
1,472 191
MercadoLibre Inc
(c),(e)
319 379
Meta Platforms Inc
(c),(e),(f)
6,406 2,079
Mimecast Ltd
(e)
1,362 110
Netflix Inc
(c),(e),(f)
700 449
NortonLifeLock Inc
(f)
8,801 219
Palo Alto Networks Inc
(e)
188 103
Perficient Inc
(e)
566 78
Revolve Group Inc
(e)
735 56
Shopify Inc
(e)
100 152
Shutterstock Inc 732 83
Snap Inc Class A
(e)
2,048 98
Spotify Technology SA
(e)
945 225
Trend Micro Inc/Japan 3,100 179
Twitter Inc
(e)
2,375 104
Uber Technologies Inc
(e)
2,003 76
ZOZO Inc 12,000 380
$ 15,558
Investment Companies - 0.01%
Industrivarden AB - C Shares 2,054 61
Iron & Steel - 0.16%
Carpenter Technology Corp 2,839 78
Nippon Steel Corp 8,300 122
Nucor Corp
(f)
2,371 252
Reliance Steel & Aluminum Co 710 106
voestalpine AG 9,759 329
$ 887
Leisure Products & Services - 0.13%
MIPS AB 643 86
Planet Fitness Inc
(e)
800 65
Shimano Inc 1,700 470
Thule Group AB
(g)
1,311 74
$ 695
Lodging - 0.10%
Choice Hotels International Inc 1,555 223
Hilton Grand Vacations Inc
(e)
2,112 100
Las Vegas Sands Corp
(e)
2,437 87
Marriott International Inc/MD
(e)
255 38
Melco Resorts & Entertainment Ltd ADR
(c),(e)
11,451 112
$ 560

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.15%
Astec Industries Inc 1,524 $ 95
Caterpillar Inc 674 130
Mitsubishi Electric Corp 11,900 149
Sandvik AB 18,746 463
$ 837
Machinery - Diversified - 1.02%
Altra Industrial Motion Corp 1,951 103
Applied Industrial Technologies Inc 1,229 117
Colfax Corp
(e)
2,008 93
Deere & Co 1,605 554
Dover Corp
(c),(f)
4,065 666
FANUC Corp 2,900 568
Ichor Holdings Ltd
(e)
1,110 53
IDEX Corp 1,066 239
Inficon Holding AG 63 81
Ingersoll Rand Inc
(f)
3,591 209
Interpump Group SpA 1,443 97
Keyence Corp 1,000 618
Kone Oyj 5,778 380
Kornit Digital Ltd
(e)
212 33
Marel HF
(g)
10,427 66
Middleby Corp/The
(e)
1,047 183
Nordson Corp
(c)
846 215
Omron Corp 1,000 96
Otis Worldwide Corp
(c)
5,208 419
Rotork PLC 18,331 83
SMC Corp 200 128
Spirax-Sarco Engineering PLC 287 60
Stabilus SA 1,561 104
Washtec AG 1,116 62
Welbilt Inc
(c),(e)
10,529 248
Westinghouse Air Brake Technologies Corp 1,138 101
$ 5,576
Media - 0.45%
Altice USA Inc
(e)
16,154 256
Cable One Inc 196 348
Charter Communications Inc
(e)
87 56
Comcast Corp - Class A 3,128 156
Discovery Inc - A Shares
(e)
4,264 99
DISH Network Corp
(e),(f)
2,693 84
Fox Corp - A Shares 1,213 43
iHeartMedia Inc
(e)
6,333 124
Meredith Corp
(e)
5,360 316
News Corp - A Shares
(c)
8,818 191
Nexstar Media Group Inc 94 14
Quebecor Inc 6,100 136
Shaw Communications Inc 8,009 232
TEGNA Inc 8,323 165
Walt Disney Co/The
(e)
928 135
Wolters Kluwer NV 1,052 118
$ 2,473
Metal Fabrication & Hardware - 0.15%
MISUMI Group Inc 13,500 569
Tenaris SA 16,796 165
Troax Group AB 1,946 91
$ 825
Mining - 1.08%
BHP Group Ltd 7,670 215
BHP Group PLC ADR
(c)
26,810 1,474
Boliden AB
(e)
7,661 264
Compass Minerals International Inc 1,031 50
Ecobat Holdings, Inc - Class B
(e)
2,998 2,541
Freeport-McMoRan Inc 1,453 54
Kinross Gold Corp 65,100 386
Kirkland Lake Gold Ltd 4,500 178
Livent Corp
(e)
4,935 150
MP Materials Corp
(e)
2,810 123
Newmont Corp 1,214 66
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Rio Tinto PLC 6,239 $ 383
$ 5,884
Miscellaneous Manufacturers - 0.52%
3M Co
(f)
2,970 505
A O Smith Corp
(c)
6,871 543
Alfa Laval AB 2,577 99
Carlisle Cos Inc 350 79
Diploma PLC 2,877 123
Eaton Corp PLC 1,826 296
Hexpol AB 7,112 84
Illinois Tool Works Inc
(c)
3,045 707
Knorr-Bremse AG 1,117 111
Siemens AG 916 146
Sturm Ruger & Co Inc 815 58
Textron Inc 191 14
Trane Technologies PLC 356 67
$ 2,832
Office & Business Equipment - 0.10%
Canon Inc 11,000 242
Zebra Technologies Corp
(e),(f)
495 291
$ 533
Office Furnishings - 0.01%
Interface Inc 5,646 81
Oil & Gas - 1.11%
APA Corp
(f)
11,723 302
Bellatrix Exploration Ltd
(e),(h)
94,641 —
BP PLC 35,367 154
California Resources Corp 2,144 84
Canadian Natural Resources Ltd 3,143 128
Chesapeake Energy Corp 1,321 79
Chevron Corp
(c)
5,589 631
ConocoPhillips 2,049 144
Coterra Energy Inc
(c)
16,994 341
Diamondback Energy Inc 375 40
EOG Resources Inc
(f)
2,522 219
Exxon Mobil Corp
(c),(f)
21,750 1,301
Hess Corp
(c)
4,050 302
Lundin Energy AB 2,487 88
Marathon Oil Corp 4,607 71
Marathon Petroleum Corp
(c),(f)
9,407 573
Nabors Industries Ltd
(e)
825 67
Nabors Industries Ltd - Warrants
(e)
333 2
Neste Oyj 5,804 275
Occidental Petroleum Corp
(f)
5,875 174
OMV AG 1,215 65
Parkland Corp 7,800 201
Phillips 66
(c)
943 65
Royal Dutch Shell PLC - A Shares 3,858 81
Royal Dutch Shell PLC - B shares ADR 3,237 136
Santos Ltd 36,185 163
TotalEnergies SE 4,504 207
Valero Energy Corp
(c)
1,829 122
Whiting Petroleum Corp
(e)
466 30
$ 6,045
Oil & Gas Services - 0.18%
Baker Hughes Co
(c)
12,818 299
DMC Global Inc
(e)
1,802 66
Halliburton Co
(c),(f)
15,742 340
Liberty Oilfield Services Inc
(e)
6,102 56
MRC Global Inc
(e)
10,337 71
Schlumberger NV 4,578 131
$ 963
Packaging & Containers - 0.14%
Amcor PLC
(c)
4,946 56
Ball Corp 1,324 124
Crown Holdings Inc 2,100 222
Sealed Air Corp 1,570 98
Vidrala SA 1,047 99

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Westrock Co 3,653 $ 158
$ 757
Pharmaceuticals - 1.58%
AbbVie Inc
(f)
402 46
AmerisourceBergen Corp
(f)
1,148 133
Arvinas Inc
(e)
781 59
AstraZeneca PLC 4,025 441
AstraZeneca PLC ADR 1,090 60
Becton Dickinson and Co 580 138
BioGaia AB 1,096 62
Bristol-Myers Squibb Co 1,856 99
Chugai Pharmaceutical Co Ltd 9,700 314
Cigna Corp 47 9
CVS Health Corp
(f)
6,649 592
Dexcom Inc
(e)
200 113
Eisai Co Ltd 5,700 344
Elanco Animal Health Inc
(e)
2,412 69
Eli Lilly & Co 401 100
GlaxoSmithKline PLC ADR 5,400 222
GoodRx Holdings Inc
(e)
2,380 95
Intellia Therapeutics Inc
(e)
254 29
Ipsen SA 535 52
Johnson & Johnson
(c),(f)
9,070 1,415
McKesson Corp
(c),(f)
4,007 868
Merck & Co Inc 2,586 194
Myovant Sciences Ltd
(e)
4,031 68
Novartis AG 2,514 200
Novo Nordisk A/S 4,140 443
Organon & Co 1,003 29
Orion Oyj 3,328 137
Pfizer Inc
(f)
22,404 1,204
Premier Inc 2,068 77
Sanofi 580 55
Santen Pharmaceutical Co Ltd 47,800 633
Takeda Pharmaceutical Co Ltd 13,400 359
$ 8,659
Pipelines - 0.09%
Keyera Corp 9,100 200
MPLX LP 944 28
ONEOK Inc
(f)
4,503 269
Southcross Holdings
(e),(h)
615,976 18
$ 515
Private Equity - 0.08%
Blackstone Inc 1,766 249
Bridgepoint Group PLC
(e),(g)
6,717 44
EQT AB 1,275 75
Intermediate Capital Group PLC 3,475 97
$ 465
Real Estate - 0.28%
Catena AB 1,794 113
CBRE Group Inc
(e),(f)
2,445 234
Daito Trust Construction Co Ltd 1,900 206
Fastighets AB Balder
(e)
2,137 160
Hang Lung Properties Ltd 45,000 89
Marcus & Millichap Inc
(e)
2,003 86
REA Group Ltd 1,298 148
Shurgard Self Storage SA 1,350 84
Sun Hung Kai Properties Ltd 24,000 292
Vonovia SE 1,247 69
WeWork Inc
(e)
5,396 47
$ 1,528
REITs - 1.33%
Acadia Realty Trust 4,747 96
Alexandria Real Estate Equities Inc
(f)
2,034 407
American Tower Corp 1,607 422
Americold Realty Trust 2,433 79
AvalonBay Communities Inc 235 56
Big Yellow Group PLC 3,939 86
British Land Co PLC/The 14,041 95
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Columbia Property Trust Inc 11,712 $ 225
Crown Castle International Corp 596 108
CyrusOne Inc 9,270 825
Dexus 58,944 466
Duke Realty Corp
(f)
4,238 247
Equinix Inc 72 59
Essential Properties Realty Trust Inc 2,081 56
Extra Space Storage Inc
(f)
1,650 330
Healthpeak Properties Inc 3,772 124
Hibernia REIT plc 67,628 100
Iron Mountain Inc 3,575 163
Kimco Realty Corp
(f)
9,773 219
Mid-America Apartment Communities Inc
(f)
1,392 287
New Residential Investment Corp 6,697 71
Pebblebrook Hotel Trust 3,146 66
Piedmont Office Realty Trust Inc 8,853 154
Prologis Inc 205 31
Public Storage
(f)
1,371 449
Realty Income Corp 1,239 84
Regency Centers Corp
(c)
7,535 523
Ryman Hospitality Properties Inc
(e)
584 45
SBA Communications Corp 48 17
Simon Property Group Inc
(c)
1,714 262
UDR Inc 851 48
UNITE Group PLC/The 4,335 61
Uniti Group Inc 7,538 100
Ventas Inc
(c)
2,666 125
VICI Properties Inc 4,281 116
Welltower Inc 742 59
Weyerhaeuser Co
(f)
14,678 552
Workspace Group PLC 6,234 66
$ 7,279
Retail - 2.48%
Advance Auto Parts Inc
(c),(f)
2,557 564
Alimentation Couche-Tard Inc 16,400 601
AutoZone Inc
(e),(f)
214 389
Bath & Body Works Inc
(c),(f)
7,460 560
Best Buy Co Inc 18 2
Burlington Stores Inc
(c),(e)
653 191
Canadian Tire Corp Ltd 2,800 370
CarMax Inc
(e)
1,728 244
Costco Wholesale Corp
(c)
946 510
Dollar Tree Inc
(e)
1,102 148
Europris ASA
(g)
6,505 45
Five Below Inc
(e)
1,316 268
Floor & Decor Holdings Inc
(e)
432 56
Genuine Parts Co
(f)
3,320 424
H & M Hennes & Mauritz AB 5,041 89
Home Depot Inc/The
(c),(f)
2,144 859
Industria de Diseno Textil SA 8,269 261
Lowe's Cos Inc
(c),(f)
3,380 827
Lululemon Athletica Inc
(c),(e)
984 447
McDonald's Corp 1,906 466
Next PLC 1,302 136
O'Reilly Automotive Inc
(c),(e),(f)
830 530
Ross Stores Inc
(c)
2,955 322
Sportsman's Warehouse Holdings Inc
(e)
12,889 220
Starbucks Corp
(c)
2,857 313
Swatch Group AG/The - REG 3,080 176
Target Corp
(c),(f)
4,472 1,091
TJX Cos Inc/The
(c)
11,822 820
Ulta Beauty Inc
(c),(e)
1,496 574
Walgreens Boots Alliance Inc
(c)
3,295 147
Walmart Inc
(c)
5,071 714
WH Smith PLC
(e)
3,897 69
Wingstop Inc 307 49
Yum! Brands Inc
(c),(f)
8,679 1,066
$ 13,548

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.04%
Berkshire Hills Bancorp Inc 2,986 $ 80
Pacific Premier Bancorp Inc 1,839 71
WSFS Financial Corp 1,145 57
$ 208
Semiconductors - 2.77%
Advanced Micro Devices Inc
(c),(e)
7,387 1,170
Analog Devices Inc
(c)
974 175
Applied Materials Inc
(c),(f)
9,915 1,460
ASML Holding NV 1,165 914
BE Semiconductor Industries NV 1,324 126
Broadcom Inc
(c)
565 313
Intel Corp 4,218 207
KLA Corp
(c)
1,241 506
Lam Research Corp
(c)
592 402
Magnachip Semiconductor Corp
(e)
1,920 35
Marvell Technology Inc 1,499 107
Microchip Technology Inc
(c)
2,774 231
Micron Technology Inc
(c)
5,072 426
MKS Instruments Inc 996 152
Monolithic Power Systems Inc
(c)
454 251
NVIDIA Corp
(c),(f)
4,185 1,367
NXP Semiconductors NV
(c)
1,652 370
Qorvo Inc
(c),(e),(f)
3,218 471
QUALCOMM Inc
(c),(f)
6,495 1,172
Rambus Inc
(e)
3,093 83
Rohm Co Ltd 1,000 93
Samsung Electronics Co Ltd 809 49
Silicon Motion Technology Corp ADR 902 62
Skyworks Solutions Inc
(c)
1,639 249
SOITEC
(e)
404 106
STMicroelectronics NV 9,782 476
Synaptics Inc
(e)
700 198
Texas Instruments Inc
(c)
2,619 505
Tokyo Electron Ltd 300 158
Tower Semiconductor Ltd
(e)
7,398 262
Xilinx Inc
(c)
13,394 3,060
$ 15,156
Shipbuilding - 0.02%
Wartsila OYJ Abp 7,768 108
Software - 3.09%
8x8 Inc
(e)
3,340 72
Activision Blizzard Inc
(c)
2,689 157
Adobe Inc
(c),(e),(f)
763 511
Agilysys Inc
(e)
2,215 97
ANSYS Inc
(e)
82 32
Autodesk Inc
(e)
207 53
Black Knight Inc
(e)
1,759 126
Box Inc
(e)
4,152 97
Broadridge Financial Solutions Inc
(f)
948 160
Cadence Design Systems Inc
(e)
177 31
Cardlytics Inc
(e)
661 45
Cerner Corp 154 11
Change Healthcare Inc
(c),(e)
12,342 250
Clarivate PLC
(e)
77 2
Constellation Software Inc/Canada 218 371
CSG Systems International Inc 1,234 65
Datadog Inc
(c),(e)
1,671 298
Digital Turbine Inc
(e)
1,447 77
DocuSign Inc
(c),(e)
1,786 440
Dynatrace Inc
(c),(e)
5,910 371
Electronic Arts Inc
(c)
2,877 357
Fair Isaac Corp
(c),(e)
1,102 389
Fidelity National Information Services Inc 865 90
Fiserv Inc
(e)
822 79
Five9 Inc
(e)
1,366 195
Guidewire Software Inc
(e)
837 97
Health Catalyst Inc
(e)
1,272 55
HubSpot Inc
(c),(e)
244 197
Intuit Inc
(f)
615 401
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Jamf Holding Corp
(e)
2,638 $ 85
Manhattan Associates Inc
(e)
331 52
Microsoft Corp
(c),(f)
13,788 4,558
MINDBODY Inc
(e),(h)
9,229 337
MongoDB Inc
(e)
268 134
New Relic Inc
(e)
493 55
Nexon Co Ltd 8,500 169
NextGen Healthcare Inc
(e)
4,280 66
Nuance Communications Inc
(c),(e)
17,504 971
Oracle Corp
(f)
6,962 632
Oracle Corp Japan 1,200 118
Paychex Inc
(f)
4,415 526
Paycom Software Inc
(e)
370 162
Porch Group Inc
(e)
2,952 62
PTC Inc
(e)
84 9
RingCentral Inc
(e)
652 141
Roper Technologies Inc 101 47
salesforce.com Inc
(e),(f)
1,214 347
SAP SE 553 71
ServiceNow Inc
(c),(e)
625 405
SimCorp A/S 537 54
Snowflake Inc - Class A
(c),(e)
406 138
Square Enix Holdings Co Ltd 7,300 382
Synopsys Inc
(e)
149 51
Take-Two Interactive Software Inc
(c),(e)
2,019 335
Topicus.com Inc
(e)
341 31
Ubisoft Entertainment SA
(e)
2,789 143
UserTesting Inc
(e)
100 1
Veeva Systems Inc
(c),(e)
1,284 363
Veritone Inc
(e)
4,385 112
Verra Mobility Corp
(e)
5,154 74
VMware Inc
(c)
2,457 286
WiseTech Global Ltd 4,008 147
Workday Inc
(e)
1,054 289
Xperi Holding Corp 3,740 67
Ziff Davis Inc
(e)
548 62
Zoom Video Communications Inc
(c),(e)
872 184
ZoomInfo Technologies Inc
(e)
1,463 90
$ 16,882
Telecommunications - 1.21%
Arista Networks Inc
(e)
3,196 397
AT&T Inc 7,995 182
Calix Inc
(e)
1,454 97
Cisco Systems Inc/Delaware
(c),(f)
21,048 1,154
Corning Inc 797 30
Deutsche Telekom AG 5,113 90
Elisa Oyj 3,676 221
Hellenic Telecommunications Organization SA 6,499 112
HMS Networks AB 766 48
InterDigital Inc 950 65
Juniper Networks Inc
(f)
7,350 229
KDDI Corp 7,200 209
Koninklijke KPN NV 62,625 185
Lumen Technologies Inc 1,395 17
Motorola Solutions Inc
(c)
2,297 581
NeoPhotonics Corp
(e)
1,608 25
Nippon Telegraph & Telephone Corp 14,500 399
Plantronics Inc
(e)
2,676 68
Telefonaktiebolaget LM Ericsson 13,051 131
T-Mobile US Inc
(e)
4,739 516
Verizon Communications Inc 1,213 61
Vodafone Group PLC ADR
(c)
53,300 782
Vodafone Group PLC 93,100 135
Vonage Holdings Corp
(e)
42,391 874
$ 6,608
Textiles - 0.09%
Mohawk Industries Inc
(e),(f)
3,018 507

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.08%
Games Workshop Group PLC 753 $ 93
Hasbro Inc 82 8
Nintendo Co Ltd 800 353
$ 454
Transportation - 1.45%
Aurizon Holdings Ltd 158,464 379
Canadian National Railway Co 1,731 219
CSX Corp 2,327 81
Deutsche Post AG 3,712 219
DSV A/S 1,963 427
Expeditors International of Washington Inc
(f)
3,291 401
FedEx Corp 371 85
Hub Group Inc
(e)
1,247 97
InPost SA
(e)
4,796 53
Kansas City Southern
(c)
7,520 2,187
Kirby Corp
(e)
1,581 83
Knight-Swift Transportation Holdings Inc 1,031 59
Kuehne + Nagel International AG 2,295 656
Norfolk Southern Corp 3,262 865
Old Dominion Freight Line Inc
(c)
1,994 709
Teekay LNG Partners LP 19,477 330
Union Pacific Corp 1,302 306
United Parcel Service Inc
(c),(f)
3,825 759
$ 7,915
Water - 0.02%
Veolia Environnement SA 4,212 135
TOTAL COMMON STOCKS $ 258,856
CONVERTIBLE PREFERRED STOCKS
- 0.70% Shares Held Value (000's)
Agriculture - 0.03%
Bunge Ltd 4.88%
(j)
1,135 $ 138
Banks - 0.08%
Bank of America Corp 7.25%
(j)
151 214
Wells Fargo & Co 7.50%
(j)
151 222
$ 436
Pipelines - 0.47%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Southcross Energy Series A 0.00%
(e),(h)
2,399,339 1,248
Southcross Energy Series B 0.00%
(e),(h)
644,694 1,321
$ 2,592
Software - 0.03%
Clarivate PLC 5.25%, 06/01/2024 1,950 175
Telecommunications - 0.09%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(g)
512 509
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3,850
PREFERRED STOCKS - 0.09% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 0.00%, 11/30/2026
(e)
2,730 $ 69
Chemicals - 0.08%
FUCHS PETROLUB SE 0.99% 8,907 400
TOTAL PREFERRED STOCKS $ 469
BONDS - 25.56%
Principal
Amount (000's) Value (000's)
Advertising - 0.02%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
$ 120 $ 118
Aerospace & Defense - 0.38%
Boeing Co/The
2.95%, 02/01/2030 85 86
3.38%, 06/15/2046 250 246
3.50%, 03/01/2039 65 65
3.55%, 03/01/2038 30 30
3.63%, 03/01/2048 155 156
3.65%, 03/01/2047 50 50
3.75%, 02/01/2050 55 57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Boeing Co/The   (continued)
3.83%, 03/01/2059 $ 25 $ 25
5.15%, 05/01/2030 225 261
5.81%, 05/01/2050 30 41
Bombardier Inc
7.88%, 04/15/2027
(g)
159 164
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
541 630
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 33
7.50%, 04/15/2025
(g)
220 230
$ 2,074
Agriculture - 0.07%
Vector Group Ltd
10.50%, 11/01/2026
(g)
352 362
Airlines - 0.17%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
40 41
5.75%, 04/20/2029
(g)
50 52
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 773 767
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 18 19
United Airlines Inc
4.63%, 04/15/2029
(g)
55 55
$ 934
Automobile Asset Backed Securities - 0.47%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
150 153
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(g)
350 345
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 25
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 100 99
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 138
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 220
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(g)
115 115
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(g)
140 147
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 76
3.88%, 01/15/2026
(g)
175 179
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 148
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(g)
170 170
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 411
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 354
$ 2,580
Automobile Manufacturers - 0.22%
Ford Motor Co
3.25%, 02/12/2032 450 450
General Motors Co
5.40%, 04/01/2048 260 333
5.95%, 04/01/2049 150 206

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
$ 35 $ 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 107
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 84
3 Month USD LIBOR + 3.44%
$ 1,219
Automobile Parts & Equipment - 0.09%
Aptiv PLC
3.10%, 12/01/2051 505 490
Banks - 1.36%
Absa Group Ltd
6.38%, 05/27/2026
(j),(k),(l)
475 481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Hipotecario SA
38.17%, 11/07/2022
(g)
ARS 10,245 95
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(g)
5,115 44
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(g),(j),(k),(l)
$ 625 612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(g),(k),(l)
1,000 995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 225 196
5.75%, 01/30/2025 $ 650 491
6.38%, 07/15/2026 EUR 350 298
Barclays PLC
3.56%, 09/23/2035
(k)
$ 495 509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
Deutsche Bank AG/New York NY
3.04%, 05/28/2032
(k)
150 151
Secured Overnight Financing Rate + 1.72%
HDFC Bank Ltd
3.70%, 08/25/2026
(g),(j),(k),(l)
800 796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.93%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 1,000 1,005
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(j),(k),(l)
825 808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Standard Chartered PLC
3.27%, 02/18/2036
(g),(k)
375 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
UniCredit SpA
2.57%, 09/22/2026
(g),(k)
350 351
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 7,423
Beverages - 0.09%
Becle SAB de CV
2.50%, 10/14/2031
(g)
255 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 $ 206 $ 221
$ 471
Building Materials - 0.35%
Cemex SAB de CV
3.88%, 07/11/2031
(g)
200 195
5.13%, 06/08/2026
(g),(j)
475 482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.20%, 09/17/2030
(g)
1,025 1,082
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
150 158
$ 1,917
Chemicals - 0.34%
Ashland LLC
3.38%, 09/01/2031
(g)
155 151
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 200
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
205 200
Sasol Financing USA LLC
4.38%, 09/18/2026 700 689
5.50%, 03/18/2031 625 613
$ 1,853
Commercial Mortgage Backed Securities - 0.72%
Citigroup Commercial Mortgage Trust
2014-GC21
5.11%, 05/10/2047
(g),(m)
135 125
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(g)
110 109
COMM 2012-LC4 Mortgage Trust
5.74%, 12/10/2044
(m)
10 9
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.69%, 01/15/2034
(g)
124 123
1.00 x 1 Month USD LIBOR + 3.60%
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 941
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(g),(m)
360 352
5.39%, 06/15/2044
(g),(m)
160 136
Starwood Retail Property Trust 2014-STAR
2.84%, 11/15/2027
(g),(h)
170 77
1.00 x 1 Month USD LIBOR + 2.75%
4.49%, 11/15/2027
(g),(h)
645 61
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.44%, 07/15/2046
(m)
215 214
Wells Fargo Commercial Mortgage Trust
2016-C36
4.31%, 11/15/2059
(m)
100 87
WFRBS Commercial Mortgage Trust 2011-C3
5.51%, 03/15/2044
(g),(m)
403 192
WFRBS Commercial Mortgage Trust 2011-C4
5.02%, 06/15/2044
(g),(m)
845 802
WFRBS Commercial Mortgage Trust 2012-C6
5.98%, 04/15/2045
(g),(m)
500 502
WFRBS Commercial Mortgage Trust 2012-C7
4.95%, 06/15/2045
(m)
80 61
4.95%, 06/15/2045
(g),(m)
225 40
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 102
$ 3,933
Commercial Services - 0.17%
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(g)
800 790

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Sabre GLBL Inc
9.25%, 04/15/2025
(g)
$ 30 $ 33
TriNet Group Inc
3.50%, 03/01/2029
(g)
90 89
$ 912
Cosmetics & Personal Care - 0.07%
Natura Cosmeticos SA
4.13%, 05/03/2028
(g)
200 191
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
200 188
$ 379
Credit Card Asset Backed Securities - 0.03%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(g)
190 190
Diversified Financial Services - 0.81%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 150 151
3.30%, 01/30/2032 165 166
3.88%, 01/23/2028 150 160
Air Lease Corp
3.13%, 12/01/2030 225 229
4.65%, 06/15/2026
(j),(k)
180 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Aircastle Ltd
5.25%, 06/15/2026
(g),(j),(k)
60 61
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
220 227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 186
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
Antares Holdings LP
2.75%, 01/15/2027
(g)
255 250
Navient Corp
5.00%, 03/15/2027 255 256
Power Finance Corp Ltd
5.25%, 08/10/2028 740 830
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
455 444
3.63%, 03/01/2029
(g)
270 264
3.88%, 03/01/2031
(g)
525 518
4.00%, 10/15/2033
(g)
245 240
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
227 243
$ 4,409
Electric - 0.68%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
725 724
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
525 500
Calpine Corp
3.75%, 03/01/2031
(g)
135 128
5.13%, 03/15/2028
(g)
125 124
Comision Federal de Electricidad
5.00%, 09/29/2036 553 573
Edison International
5.38%, 03/15/2026
(j),(k)
350 360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
India Green Power Holdings
4.00%, 02/22/2027
(g)
$ 300 $ 300
NPC Ukrenergo
6.88%, 11/09/2026
(g)
425 400
NRG Energy Inc
4.45%, 06/15/2029
(g)
130 142
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 200
4.30%, 03/15/2045 220 226
4.95%, 07/01/2050 25 28
$ 3,705
Engineering & Construction - 0.34%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(g)
200 198
5.38%, 04/10/2024 270 276
IHS Holding Ltd
5.63%, 11/29/2026
(g)
475 472
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
700 639
6.25%, 06/24/2028 200 183
TopBuild Corp
4.13%, 02/15/2032
(g)
80 80
$ 1,848
Entertainment - 0.16%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
290 309
Everi Holdings Inc
5.00%, 07/15/2029
(g)
25 25
Genm Capital Labuan Ltd
3.88%, 04/19/2031
(g)
200 197
Penn National Gaming Inc
4.13%, 07/01/2029
(g)
65 61
Scientific Games International Inc
7.00%, 05/15/2028
(g)
200 213
7.25%, 11/15/2029
(g)
75 83
$ 888
Food - 0.51%
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
534 548
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(g)
250 247
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.75%, 12/01/2031
(g)
85 86
Kraft Heinz Foods Co
4.88%, 10/01/2049 570 710
5.20%, 07/15/2045 175 223
MARB BondCo PLC
3.95%, 01/29/2031
(g)
630 594
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
210 211
4.25%, 04/15/2031
(g)
10 10
TreeHouse Foods Inc
4.00%, 09/01/2028 140 133
$ 2,762
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 170 166
Healthcare - Products - 0.03%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
190 190
Healthcare - Services - 0.18%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
50 48

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
2.50%, 03/01/2031 $ 345 $ 331
2.63%, 08/01/2031 160 154
3.00%, 10/15/2030 75 75
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
35 35
4.00%, 03/15/2031
(g)
35 35
HCA Inc
3.50%, 09/01/2030 135 140
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
85 83
Tenet Healthcare Corp
4.63%, 06/15/2028
(g)
5 5
6.13%, 10/01/2028
(g)
65 66
$ 972
Insurance - 0.03%
Global Atlantic Fin Co
4.40%, 10/15/2029
(g)
130 142
Internet - 0.55%
Expedia Group Inc
3.25%, 02/15/2030 245 252
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(g)
165 157
Netflix Inc
4.88%, 04/15/2028 25 28
4.88%, 06/15/2030
(g)
170 197
5.38%, 11/15/2029
(g)
25 29
5.88%, 11/15/2028 100 120
6.38%, 05/15/2029 120 149
Uber Technologies Inc
4.50%, 08/15/2029
(g)
435 431
6.25%, 01/15/2028
(g)
55 59
7.50%, 09/15/2027
(g)
715 776
8.00%, 11/01/2026
(g)
40 43
United Group BV
4.00%, 11/15/2027 EUR 200 221
4.63%, 08/15/2028
(g)
500 561
$ 3,023
Investment Companies - 0.47%
Ares Capital Corp
2.88%, 06/15/2028 $ 270 269
3.20%, 11/15/2031 255 250
Barings BDC Inc
3.30%, 11/23/2026
(g)
125 124
Blackstone Secured Lending Fund
2.13%, 02/15/2027
(g)
450 436
FS KKR Capital Corp
3.13%, 10/12/2028 170 167
3.40%, 01/15/2026 535 546
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 235 238
Owl Rock Capital Corp
2.88%, 06/11/2028 85 83
3.40%, 07/15/2026 425 432
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 25
$ 2,570
Iron & Steel - 0.17%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 227
CSN Inova Ventures
6.75%, 01/28/2028
(g)
300 303
6.75%, 01/28/2028 200 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
JSW Steel Ltd
5.05%, 04/05/2032
(g)
$ 200 $ 195
$ 926
Leisure Products & Services - 0.18%
Carnival Corp
5.75%, 03/01/2027
(g)
601 588
NCL Corp Ltd
5.88%, 03/15/2026
(g)
105 102
NCL Finance Ltd
6.13%, 03/15/2028
(g)
40 39
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
35 33
5.50%, 04/01/2028
(g)
205 199
$ 961
Lodging - 0.27%
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
120 116
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(g)
30 30
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(g)
105 104
Marriott International Inc/MD
4.63%, 06/15/2030 85 96
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
80 79
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 197
5.75%, 07/21/2028 200 196
Studio City Finance Ltd
5.00%, 01/15/2029 400 362
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 98
4.63%, 03/01/2030
(g)
95 94
6.00%, 04/01/2027 10 11
6.63%, 07/31/2026
(g)
100 108
$ 1,491
Media - 0.78%
AMC Networks Inc
4.25%, 02/15/2029 85 83
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
675 665
4.25%, 01/15/2034
(g)
50 48
4.50%, 05/01/2032 20 20
Cengage Learning Inc
9.50%, 06/15/2024
(g)
243 245
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.40%, 12/01/2061 1,020 1,063
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(g)
225 227
CSC Holdings LLC
4.63%, 12/01/2030
(g)
200 186
DISH DBS Corp
5.13%, 06/01/2029 155 136
5.25%, 12/01/2026
(g)
440 436
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 318
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
425 423
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
200 194
Ziggo BV
4.88%, 01/15/2030
(g)
215 218
$ 4,262

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0.07%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(g)
$ 365 $ 376
Mining - 0.58%
Endeavour Mining PLC
5.00%, 10/14/2026
(g)
550 540
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
405 419
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
155 157
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 144
4.25%, 03/01/2030 105 109
4.63%, 08/01/2030 35 37
5.40%, 11/14/2034 160 190
5.45%, 03/15/2043 55 68
Glencore Funding LLC
2.85%, 04/27/2031
(g)
405 403
Stillwater Mining Co
4.00%, 11/16/2026
(g)
750 725
4.50%, 11/16/2029
(g)
350 332
Volcan Cia Minera SAA
4.38%, 02/11/2026
(g)
30 29
$ 3,153
Mortgage Backed Securities - 0.55%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(g),(m)
161 161
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 68 71
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 40 40
5.50%, 08/25/2034 42 43
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 109 113
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 42 43
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 44 45
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 46 49
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 44 45
Banc of America Mortgage 2005-A Trust
2.50%, 02/25/2035
(m)
15 15
CHL Mortgage Pass-Through Trust 2004-HYB4
2.60%, 09/20/2034
(m)
21 21
CIM Trust
2.57%, 07/25/2059
(g),(m)
171 171
Connecticut Avenue Securities Trust 2020-R01
2.14%, 01/25/2040
(g)
82 83
1.00 x 1 Month USD LIBOR + 2.05%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 27 28
CSMC 2019-RP10 Trust
2.97%, 12/26/2059
(g),(m)
249 250
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(g),(m)
168 169
DSLA Mortgage Loan Trust 2005-AR5
0.75%, 09/19/2045 105 79
1.00 x 1 Month USD LIBOR + 0.66%
Fannie Mae Connecticut Avenue Securities
2.29%, 01/25/2030 28 29
1.00 x 1 Month USD LIBOR + 2.20%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.89%, 07/25/2030 21 21
1.00 x 1 Month USD LIBOR + 1.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 $ 35 $ 35
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.31%, 09/25/2034 89 85
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.96%, 08/25/2035
(m)
391 356
Lehman XS Trust Series 2006-2N
0.61%, 02/25/2046 69 63
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 27 28
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 24 25
6.00%, 06/25/2034 27 28
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 131 136
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.02%, 05/25/2036
(m)
7 7
PRPM 2021-2 LLC
2.12%, 03/25/2026
(g),(m)
94 94
PRPM 2021-3 LLC
1.87%, 04/25/2026
(g),(m)
188 187
PRPM 2021-9 LLC
2.36%, 10/25/2026
(g),(m)
160 159
Structured Adjustable Rate Mortgage Loan Trust
0.40%, 07/25/2035 440 312
1.00 x 1 Month USD LIBOR + 0.31%
$ 2,991
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
3.57%, 12/01/2031
(n)
175 179
Oil & Gas - 2.22%
Aker BP ASA
3.75%, 01/15/2030
(g)
505 535
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(e),(h)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(h)
257 —
Civitas Resources Inc
7.50%, 04/30/2026 244 242
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
Continental Resources Inc/OK
5.75%, 01/15/2031
(g)
190 221
Ecopetrol SA
4.63%, 11/02/2031 130 124
5.88%, 11/02/2051 175 159
6.88%, 04/29/2030 450 499
Energean Israel Finance Ltd
4.50%, 03/30/2024
(g)
725 725
4.88%, 03/30/2026
(g)
375 369
5.38%, 03/30/2028
(g)
380 372
5.88%, 03/30/2031
(g)
130 126
EQT Corp
3.13%, 05/15/2026
(g)
15 15
3.63%, 05/15/2031
(g)
145 148
3.90%, 10/01/2027 20 21
5.00%, 01/15/2029 45 49
Kosmos Energy Ltd
7.13%, 04/04/2026 400 377
7.50%, 03/01/2028
(g)
350 322
7.50%, 03/01/2028 300 276
7.75%, 05/01/2027
(g)
300 278

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
$ 350 $ 358
6.13%, 06/30/2025
(g)
660 693
6.50%, 06/30/2027
(g)
755 795
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
450 433
Occidental Petroleum Corp
4.20%, 03/15/2048 5 5
4.40%, 08/15/2049 10 10
4.50%, 07/15/2044 15 15
OGX Austria GmbH
0.00%, 06/01/2018
(e),(g)
600 —
0.00%, 04/01/2022
(e),(g)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 26
6.50%, 02/01/2038 10 13
6.63%, 08/15/2037 40 51
7.20%, 11/01/2031 5 6
7.38%, 11/01/2031 5 6
8.13%, 09/15/2030 25 33
Petroleos Mexicanos
5.35%, 02/12/2028 475 457
5.95%, 01/28/2031 255 239
6.63%, 06/15/2035 780 715
6.75%, 09/21/2047 875 719
6.84%, 01/23/2030 700 702
Qatar Energy
2.25%, 07/12/2031
(g)
650 639
3.13%, 07/12/2041
(g)
550 551
3.30%, 07/12/2051
(g)
450 460
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
225 215
YPF SA
6.95%, 07/21/2027
(g)
135 89
$ 12,155
Other Asset Backed Securities - 3.08%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
105 107
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
716 745
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(g),(m)
675 255
Allegro CLO VI Ltd
2.87%, 01/17/2031
(g)
250 243
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 296
6.23%, 10/17/2036
(g)
695 751
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 980
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(g)
1,045 1,127
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(g)
80 80
Barings Clo Ltd 2019-IV
2.92%, 01/15/2033
(g)
250 250
1.00 x 3 Month USD LIBOR + 2.80%
Battalion Clo XIV Ltd
6.81%, 04/20/2032
(g)
250 249
1.00 x 3 Month USD LIBOR + 6.68%
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(m)
179 179
CARLYLE US CLO 2017-4 Ltd
2.92%, 01/15/2030
(g)
280 271
1.00 x 3 Month USD LIBOR + 2.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CIFC Funding 2021-VII Ltd
3.13%, 01/23/2035
(g)
$ 340 $ 340
1.00 x 3 Month USD LIBOR + 3.00%
CLI Funding VIII LLC
1.64%, 02/18/2046
(g)
370 362
DB Master Finance LLC
4.35%, 05/20/2049
(g)
205 221
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(g)
43 43
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
140 143
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
130 133
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(g)
219 220
4.12%, 07/25/2047
(g)
510 540
Dryden 33 Senior Loan Fund
7.09%, 04/15/2029
(g)
700 692
1.00 x 3 Month USD LIBOR + 6.97%
Elevation CLO 2017-6 Ltd
2.82%, 07/15/2029
(g)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Generate CLO 7 Ltd
3.93%, 01/22/2033
(g)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
Greystone CRE Notes 2021-HC2 LTD
1.89%, 12/15/2039
(g),(n)
110 110
1.00 x 1 Month USD LIBOR + 1.80%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(g)
42 43
HPEFS Equipment Trust
2.79%, 07/22/2030
(g)
500 513
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 117
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
332 328
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(g),(m)
274 275
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059
(g),(m)
140 140
Madison Park Funding XXVI Ltd
3.13%, 07/29/2030
(g)
255 252
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
2.62%, 04/15/2029
(g)
255 253
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
5.87%, 07/17/2030
(g)
500 480
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.03%, 01/22/2030
(g)
250 250
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
6.38%, 07/02/2035
(g)
250 248
1.00 x 3 Month USD LIBOR + 6.25%
OHA Loan Funding 2013-1 Ltd
3.17%, 07/23/2031
(g)
275 277
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(g)
790 791
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(g)
620 622
OZLM XXIII Ltd
3.87%, 04/15/2034
(g)
390 390
1.00 x 3 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Parallel 2017-1 Ltd
2.13%, 07/20/2029
(g)
$ 305 $ 301
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.28%, 10/20/2031
(g)
480 477
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
270 280
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(g)
420 421
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(g)
53 54
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
697 695
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(g)
240 212
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(g),(m)
99 98
VOLT XCIII LLC
1.89%, 02/27/2051
(g),(m)
236 235
VOLT XCVI LLC
2.12%, 03/27/2051
(g),(m)
146 146
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
79 84
$ 16,864
Pharmaceuticals - 0.35%
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
20 18
5.25%, 01/30/2030
(g)
40 34
5.25%, 02/15/2031
(g)
105 90
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
358 379
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 229
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,181
$ 1,931
Pipelines - 0.36%
DCP Midstream Operating LP
3.25%, 02/15/2032 200 200
5.13%, 05/15/2029 30 33
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
775 753
2.16%, 03/31/2034 300 291
2.94%, 09/30/2040
(g)
205 202
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 250 248
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
50 48
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(g)
55 57
Western Midstream Operating LP
5.30%, 02/01/2030 35 38
5.30%, 03/01/2048 50 58
5.50%, 08/15/2048 5 6
6.50%, 02/01/2050 50 57
$ 1,991
Real Estate - 0.38%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 130
CFLD Cayman Investment Ltd
0.00%, 09/28/2022
(e)
205 64
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
China Evergrande Group
0.00%, 06/28/2025
(e)
$ 200 $ 47
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(e)
200 63
11.65%, 06/01/2026 200 65
11.70%, 11/11/2025 200 63
KWG Group Holdings Ltd
6.30%, 02/13/2026 210 158
Sunac China Holdings Ltd
6.50%, 01/26/2026 200 135
Times China Holdings Ltd
6.20%, 03/22/2026 210 141
WeWork Cos Inc
7.88%, 05/01/2025
(g)
1,002 979
Yuzhou Group Holdings Co Ltd
6.35%, 01/13/2027 400 118
Zhenro Properties Group Ltd
6.63%, 01/07/2026 200 126
$ 2,089
Regional Authority - 0.11%
Provincia de Buenos Aires/Government Bonds
37.91%, 04/12/2025
(g)
ARS 11,045 94
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
38.00%, 05/31/2022 51,665 535
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 629
REITs - 0.08%
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 135 134
National Health Investors Inc
3.00%, 02/01/2031 35 34
SBA Communications Corp
3.13%, 02/01/2029
(g)
260 247
$ 415
Retail - 0.19%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
255 254
Carvana Co
5.63%, 10/01/2025
(g)
125 125
5.88%, 10/01/2028
(g)
145 146
Lithia Motors Inc
3.88%, 06/01/2029
(g)
75 76
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
40 38
Yum! Brands Inc
3.63%, 03/15/2031 230 223
4.63%, 01/31/2032 160 163
$ 1,025
Semiconductors - 0.09%
Broadcom Inc
4.30%, 11/15/2032 450 502
Software - 0.09%
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
392 447
Playtika Holding Corp
4.25%, 03/15/2029
(g)
40 38
$ 485
Sovereign - 6.55%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,802
Angolan Government International Bond
9.13%, 11/26/2049 200 178
9.38%, 05/08/2048 200 182
9.50%, 11/12/2025 1,125 1,147

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(m)
$ 3,400 $ 1,054
1.13%, 07/09/2035
(m)
2,226 627
Bahamas Government International Bond
6.00%, 11/21/2028 925 819
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 2,283 391
Colombia Government International Bond
5.20%, 05/15/2049 $ 300 279
5.63%, 02/26/2044 700 688
6.13%, 01/18/2041 550 571
Dominican Republic International Bond
4.50%, 01/30/2030 150 149
4.88%, 09/23/2032 450 448
Ecuador Government International Bond
0.50%, 07/31/2040
(m)
875 499
1.00%, 07/31/2035
(m)
400 258
5.00%, 07/31/2030
(m)
125 103
Egypt Government International Bond
8.50%, 01/31/2047 450 381
Export-Import Bank of Korea
4.89%, 08/09/2023
(g),(h)
INR 41,100 541
6.75%, 08/09/2022 7,100 95
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 16,950,000 1,193
6.50%, 02/15/2031 12,500,000 888
7.00%, 05/15/2027 8,950,000 670
9.00%, 03/15/2029 9,550,000 777
Iraq International Bond
5.80%, 01/15/2028 $ 1,402 1,281
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 775 819
4.88%, 01/30/2032
(g)
1,100 1,163
5.88%, 10/17/2031 200 228
Mexican Bonos
5.75%, 03/05/2026 MXN 27,100 1,194
6.75%, 03/09/2023 8,884 416
7.50%, 06/03/2027 17,100 802
8.50%, 11/18/2038 4,968 242
Mexico Government International Bond
3.77%, 05/24/2061 $ 405 368
4.28%, 08/14/2041 335 345
Montenegro Government International Bond
2.88%, 12/16/2027
(g)
EUR 250 259
Nigeria Government International Bond
7.14%, 02/23/2030 $ 1,375 1,305
8.25%, 09/28/2051
(g)
300 270
Oman Government International Bond
6.50%, 03/08/2047 400 376
6.75%, 01/17/2048 925 888
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 47,400 2,612
Romanian Government International Bond
2.63%, 12/02/2040 EUR 450 451
2.75%, 04/14/2041 375 378
2.88%, 04/13/2042 475 480
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 86,700 973
7.25%, 05/10/2034 243,000 3,041
Senegal Government International Bond
5.38%, 06/08/2037 EUR 450 468
5.38%, 06/08/2037
(g)
250 260
Sri Lanka Government International Bond
6.20%, 05/11/2027 $ 400 219
7.55%, 03/28/2030 200 109
7.85%, 03/14/2029 200 109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
4.88%, 04/16/2043 $ 700 $ 527
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
1,125 1,015
6.88%, 05/21/2029
(g)
775 720
6.88%, 05/21/2029 200 186
7.75%, 09/01/2025 250 250
Zambia Government International Bond
0.00%, 04/14/2024
(e)
425 322
$ 35,816
Student Loan Asset Backed Securities - 0.31%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 143
Navient Private Education Refi Loan Trust
2018-C
4.22%, 06/16/2042
(g)
340 352
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(g)
100 102
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(g)
100 101
SLM Private Credit Student Loan Trust 2003-A
3.59%, 06/15/2032 189 189
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.58%, 03/15/2033 300 300
1.00 x US 28 Day Auction Rate + 0.00%
3.58%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 103
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 105
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(g)
98 99
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 163
$ 1,707
Supranational Bank - 0.16%
Africa Finance Corp
2.88%, 04/28/2028
(g)
800 787
International Finance Corp
5.85%, 11/25/2022 INR 8,170 109
$ 896
Telecommunications - 0.57%
CommScope Inc
7.13%, 07/01/2028
(g)
$ 455 423
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
190 171
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
355 370
SoftBank Group Corp
4.63%, 07/06/2028 200 193
T-Mobile USA Inc
3.38%, 04/15/2029 445 448
3.50%, 04/15/2031 220 224
VEON Holdings BV
3.38%, 11/25/2027
(g)
1,100 1,075
3.38%, 11/25/2027 200 195
$ 3,099
Transportation - 0.05%
Indian Railway Finance Corp Ltd
2.80%, 02/10/2031
(g)
200 194
Teekay Corp
9.25%, 11/15/2022
(g)
66 68
$ 262
TOTAL BONDS $ 139,735

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0.67%
Principal
Amount (000's) Value (000's)
Airlines - 0.10%
JetBlue Airways Corp
0.50%, 04/01/2026
(g)
$ 60 $ 56
Southwest Airlines Co
1.25%, 05/01/2025 355 477
$ 533
Biotechnology - 0.15%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 129
1.25%, 05/15/2027 495 513
Guardant Health Inc
0.00%, 11/15/2027
(e),(g)
60 62
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(e),(g)
75 64
Livongo Health Inc
0.88%, 06/01/2025 30 35
$ 803
Entertainment - 0.02%
Penn National Gaming Inc
2.75%, 05/15/2026 45 105
Healthcare - Services - 0.06%
Teladoc Health Inc
1.25%, 06/01/2027 340 309
Internet - 0.11%
Expedia Group Inc
0.00%, 02/15/2026
(e),(g)
85 91
Palo Alto Networks Inc
0.38%, 06/01/2025 135 251
Twitter Inc
0.00%, 03/15/2026
(e),(g)
130 116
Uber Technologies Inc
0.00%, 12/15/2025
(e),(g)
170 158
$ 616
Leisure Products & Services - 0.05%
NCL Corp Ltd
1.13%, 02/15/2027
(g)
235 215
Peloton Interactive Inc
0.00%, 02/15/2026
(e),(g)
95 79
$ 294
Media - 0.16%
DISH Network Corp
0.00%, 12/15/2025
(e),(g)
15 14
2.38%, 03/15/2024 140 131
3.38%, 08/15/2026 770 710
$ 855
Software - 0.02%
Splunk Inc
1.13%, 06/15/2027 110 104
Transportation - 0.00%
Teekay Corp
5.00%, 01/15/2023 28 28
TOTAL CONVERTIBLE BONDS $ 3,647
CREDIT LINKED STRUCTURED NOTES
- 0.75%
Principal
Amount (000's) Value (000's)
Sovereign - 0.75%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(g)
CNY 25,400 $ 4,111
TOTAL CREDIT LINKED STRUCTURED NOTES $ 4,111
SENIOR FLOATING RATE INTERESTS
- 0.22%
Principal
Amount (000's) Value (000's)
Airlines - 0.02%
United Airlines Inc
4.50%, 04/21/2028
(o)
$ 95 $ 94
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.03%
CoreLogic Inc
4.00%, 04/14/2028
(o)
$ 160 $ 158
1 Month USD LIBOR + 3.50%
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(h),(o),(p)
75 30
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, PIK 2.50%, 09/25/2024
(e),(h),(o),(p)
827 —
1 Month USD LIBOR + 6.50%
$ 30
Healthcare - Products - 0.02%
Mozart Borrower LP
3.75%, 09/30/2028
(o)
90 90
1 Month USD LIBOR + 3.25%
Home Furnishings - 0.02%
Weber-Stephen Products LLC
4.00%, 10/30/2027
(o)
102 102
1 Month USD LIBOR + 3.25%
Insurance - 0.01%
AmWINS Group Inc
2.99%, 02/21/2028
(o)
43 42
1 Month USD LIBOR + 2.25%
Lodging - 0.03%
BRE/Everbright M6 Borrower LLC
5.74%, 08/19/2026
(o)
45 45
1 Month USD LIBOR + 5.00%
Hilton Grand Vacations Borrower LLC
3.50%, 08/02/2028
(o)
115 114
1 Month USD LIBOR + 3.00%
$ 159
Media - 0.04%
Directv Financing LLC
5.75%, 08/02/2027
(o)
100 100
1 Month USD LIBOR + 5.00%
Ziggo BV
3.00%, 01/17/2029
(o)
EUR 115 128
3 Month Euro Interbank Offered Rate +
3.00%
$ 228
Pharmaceuticals - 0.01%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(o)
$ 90 90
1 Month USD LIBOR + 3.50%
Software - 0.04%
Playtika Holding Corp
2.84%, 03/11/2028
(o)
214 212
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,205
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.87%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0.87%
0.03%, 02/24/2022
(q),(r)
$ 525 $ 525
0.13%, 09/08/2022
(q)
950 949
0.13%, 10/06/2022
(q)
1,400 1,398
0.16%, 11/03/2022
(q)
1,870 1,866
$ 4,738
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,738
TOTAL PURCHASED OPTIONS - 0.17% $ 916
Total Investments $ 527,796
Other Assets and Liabilities -  3.45% 18,844
TOTAL NET ASSETS - 100.00% $ 546,640

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $42,118 or 7.70%
of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $43,892 or 8.03% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $76,967 or 14.08% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,913 or 0.72% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate shown is the discount rate of the original purchase.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $400 or 0.07% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 20.06%
Consumer, Non-cyclical 10.85%
Financial 10.59%
Government 8.44%
Technology 8.13%
Industrial 7.64%
Consumer, Cyclical 7.37%
Communications 6.93%
Energy 4.48%
Asset Backed Securities 3.89%
Basic Materials 3.73%
Utilities 1.57%
Diversified 1.32%
Mortgage Securities 1.27%
Purchased Options 0.17%
Investment Companies 0.11%
Investments Sold Short (13.23)%
Other Assets and Liabilities
16.68%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 93,359 $ 118,327 $ 109,772 $ 101,914
$ 93,359 $ 118,327 $ 109,772 $ 101,914
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 318 0.06%
Total $ 318 0.06%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - AT&T Inc N/A 71 $ 7 $ 21.00 01/24/2022 $ 2 $ 4 $ 2
Put - Bayer AG N/A 105 EUR 11 EUR 45.00 12/20/2021 10 16 6
Put - Brightsphere Investment
Group Inc
N/A 13 $ 1 $ 40.00 12/20/2021 13 13 —
Put - Crown Holdings Inc N/A 21 2 $ 95.00 12/20/2021 3 1 (2)
Put - DaimlerChrysler AG N/A 73 EUR 7 EUR 68.00 03/21/2022 13 13 —
Put - Dell Technologies Inc - Class
V
N/A 32 $ 3 $ 45.00 01/24/2022 1 1 —
Put - Dell Technologies Inc - Class
V
N/A 36 4 $ 90.00 12/20/2021 5 — (5)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Deutsche Telekom AG N/A 422 EUR 42 EUR 16.00 01/24/2022 $ 19 $ 36 $ 17
Put - Deutsche Telekom AG N/A 403 40 EUR 16.00 12/20/2021 13 26 13
Put - DiamlerChrysler AG N/A 49 5 EUR 70.00 12/20/2021 8 2 (6)
Put - Dupont De Nemours Inc N/A 7 $ 1 $ 70.00 01/24/2022 — 1 1
Put - Dupont De Nemours Inc N/A 14 1 $ 72.50 01/24/2022 2 3 1
Put - Glaxosmithkline PLC
Sponsored Adr
N/A 54 5 $ 37.00 01/24/2022 2 2 —
Put - Hartford Financial Services
Group Inc
N/A 86 9 $ 55.00 12/20/2021 4 — (4)
Put - Koninklijke KPN NV N/A 792 EUR 79 EUR 2.50 01/24/2022 3 4 1
Put - S&P 500 Index N/A 10 $ 1 $ 4,225.00 02/01/2022 42 72 30
Put - S&P 500 Index N/A 20 2 $ 4,100.00 03/21/2022 171 193 22
Put - S&P 500 Index N/A 10 1 $ 4,050.00 12/20/2021 53 12 (41)
Put - S&P 500 Index N/A 9 1 $ 3,875.00 12/20/2021 32 7 (25)
Put - S&P 500 Index N/A 21 2 $ 4,100.00 06/20/2022 409 342 (67)
Put - SPDR S&P 500 ETF Trust N/A 40 4 $ 455.00 12/20/2021 20 32 12
Put - Valvoline Inc N/A 351 35 $ 30.00 01/24/2022 11 12 1
Put - Vivendi SA N/A 516 EUR 52 EUR 10.00 12/20/2021 6 1 (5)
Put - Vodafone Group PLC-SP
ADR
N/A 533 $ 53 $ 15.00 01/24/2022 39 42 3
Put - Zimmer Biomet Holdings Inc N/A 85 9 $ 125.00 01/24/2022 34 81 47
Total $ 915 $ 916 $ 1
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 2 $ — $ 130.00 12/20/2021 $ — $ — $ —
Call - Applied Materials Inc N/A 2 — $ 150.00 12/20/2021 (1) (1) —
Call - AT&T Inc N/A 71 7 $ 25.00 01/24/2022 (6) (2) 4
Call - Bayer AG N/A 105 EUR 11 EUR 51.00 12/20/2021 (14) — 14
Call - Blackstone Group Inc/The N/A 2 $ — $ 135.00 12/20/2021 (1) (2) (1)
Call - Brightsphere Investment
Group Inc
N/A 13 1 $ 40.00 12/20/2021 — — —
Call - Citigroup Inc N/A 3 — $ 75.00 12/20/2021 — — —
Call - ConocoPhillips N/A 4 — $ 80.00 12/20/2021 (1) — 1
Call - Crown Holdings Inc N/A 21 2 $ 105.00 12/20/2021 (10) (7) 3
Call - Cyrusone Inc N/A 10 1 $ 90.00 12/20/2021 — — —
Call - DaimlerChrysler AG N/A 73 EUR 7 EUR 80.00 03/21/2022 (61) (59) 2
Call - Dell Technologies Inc - Class
V
N/A 36 $ 4 $ 100.00 12/20/2021 (28) (26) 2
Call - Dell Technologies Inc - Class
V
N/A 30 3 $ 52.50 01/24/2022 (16) (16) —
Call - Deutsche Telekom AG N/A 403 EUR 40 EUR 17.00 12/20/2021 (14) (1) 13
Call - DiamlerChrysler AG N/A 66 7 EUR 80.00 12/20/2021 (33) (36) (3)
Call - Dupont De Nemours Inc N/A 21 $ 2 $ 77.50 01/24/2022 (9) (3) 6
Call - Eli Lilly & Co N/A 1 — $ 260.00 12/20/2021 — — —
Call - EOG Resources Inc N/A 2 — $ 100.00 12/20/2021 — — —
Call - Fox Corp N/A 6 1 $ 46.00 12/20/2021 (1) — 1
Call - Glaxosmithkline PLC
Sponsored Adr
N/A 54 5 $ 41.00 01/24/2022 (9) (9) —
Call - Hartford Financial Services
Group Inc
N/A 86 9 $ 70.00 12/20/2021 (29) (4) 25
Call - JPMorgan Chase & Co N/A 1 — $ 175.00 12/20/2021 — — —
Call - Koninklijke KPN NV N/A 792 EUR 79 EUR 2.75 01/24/2022 (3) (3) —
Call - Merck & Co Inc N/A 2 $ — $ 82.50 12/20/2021 — — —
Call - MetLife Inc N/A 4 — $ 70.00 12/20/2021 — — —
Call - Mplx Lp N/A 7 1 $ 32.00 12/20/2021 — — —
Call - Netapp Inc N/A 2 — $ 100.00 12/20/2021 — — —
Call - NortonLifeLock Inc N/A 13 1 $ 32.00 01/24/2022 — — —
Call - Onemain Holdings Inc N/A 4 — $ 65.00 12/20/2021 — — —
Call - Oracle Corp N/A 3 — $ 105.00 12/20/2021 — — —
Call - Social Capital Hedosophia
Holdings Corp VI
N/A 9 1 $ 10.00 01/24/2022 — — —
Call - Social Capital Hedosophia
Holdings Corp VI
N/A 16 2 $ 10.00 12/20/2021 (1) (1) —
Call - SPDR S&P 500 ETF Trust N/A 18 2 $ 475.00 12/20/2021 (6) (2) 4

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Svf Investment Corp N/A 7 $ 1 $ 10.00 12/20/2021 $ — $ — $ —
Call - Target Corp N/A 1 — $ 270.00 12/20/2021 — — —
Call - Texas Instruments Inc N/A 1 — $ 210.00 12/20/2021 — — —
Call - Valvoline Inc N/A 351 35 $ 35.00 01/24/2022 (74) (39) 35
Call - Vivendi SA N/A 516 EUR 52 EUR 11.00 12/20/2021 (21) (25) (4)
Call - Vodafone Group PLC-SP
ADR
N/A 533 $ 53 $ 17.00 01/24/2022 (21) (4) 17
Call - Vonage Holdings Corp N/A 6 1 $ 21.00 01/24/2022 — — —
Call - Vonage Holdings Corp N/A 47 5 $ 21.00 12/20/2021 — — —
Call - Wells Fargo Company N/A 4 — $ 52.50 12/20/2021 — — —
Call - Zimmer Biomet Holdings Inc N/A 46 5 $ 135.00 01/24/2022 (23) (8) 15
Call - Zimmer Biomet Holdings Inc N/A 39 4 $ 140.00 01/24/2022 (19) (4) 15
Put - S&P 500 Index N/A 20 2 $ 3,750.00 03/21/2022 (94) (112) (18)
Put - S&P 500 Index N/A 21 2 $ 3,750.00 06/20/2022 (264) (220) 44
Put - SPDR S&P 500 ETF Trust N/A 10 1 $ 440.00 12/20/2021 (2) (4) (2)
Put - SPDR S&P 500 ETF Trust N/A 13 1 $ 435.00 12/20/2021 (4) (5) (1)
Put - SPDR S&P 500 ETF Trust N/A 10 1 $ 430.00 12/20/2021 (2) (3) (1)
Total $ (767) $ (596) $ 171
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2022 Short 469 $ 116,165 $ 129
Australia 10 Year Bond; December 2021 Short 20 1,987 (21)
Brent Crude; February 2022
(a)
Long 34 2,354 (399)
CAC40 Index; December 2021 Long 27 2,056 (132)
Canada 10 Year Bond; March 2022 Short 60 6,630 (100)
Cocoa; March 2022
(a)
Short 6 131 4
Coffee 'C'; March 2022
(a)
Long 25 2,178 193
Corn; March 2022
(a)
Long 115 3,263 (34)
Cotton No.2; March 2022
(a)
Long 19 1,011 (71)
DAX Index; December 2021 Long 17 7,299 (378)
DJ Euro Stoxx 50; December 2021 Long 139 6,427 (259)
DJ Euro Stoxx 50; December 2021 Short 138 6,381 127
Dollar Index; December 2021 Long 18 1,728 33
E-Mini DJIA Index; December 2021 Long 43 7,408 (268)
Euribor; December 2022 Short 37 10,530 (7)
Euro Bond 10 Year Bond; December 2021 Short 6 1,173 (3)
Euro Bond 10 Year Bond; December 2021 Short 30 5,865 (131)
Euro Schatz; December 2021 Long 172 21,929 28
Euro-Bobl 5 Year; December 2021 Short 98 15,060 (147)
FTSE100 Index; December 2021 Long 65 6,120 40
FTSE100 Index; December 2021 Short 30 2,825 (20)
Gasoline RBOB; January 2022
(a)
Long 23 1,874 (318)
Gold 100 oz; February 2022
(a)
Short 12 2,132 17
Hang Seng Index; December 2021 Short 43 6,472 336
Japan 10 Year Bond TSE; December 2021 Long 10 13,442 15
Japan Topix Index; December 2021 Long 25 4,193 (357)
KC HRW Wheat; March 2022
(a)
Long 35 1,439 8
LME Copper; December 2021
(a)
Short — — (116)
LME Copper; March 2022
(a)
Long 6 1,416 (12)
LME PRI Alum; December 2021
(a)
Short — — (13)
LME PRI Alum; March 2022
(a)
Long 30 1,970 8
LME Zinc; December 2021
(a)
Short — — 144
LME Zinc; March 2022
(a)
Long 21 1,679 (41)
Low Sulphur Gasoline; January 2022
(a)
Long 46 2,750 (463)
Mini Japan 10 Year Bond; December 2021 Long 11 1,479 4
Nasdaq 100 E-Mini; December 2021 Long 29 9,367 525
Natural Gas; January 2022
(a)
Long 22 1,005 (130)
Nikkei 225 OSE; December 2021 Long 6 1,458 (102)
NY Harb ULSD; January 2022
(a)
Long 32 2,769 (497)
Russell 2000 Emini; December 2021 Long 21 2,307 (230)
Russell 2000 Emini; December 2021 Short 123 13,513 294
S&P 500 Emini; December 2021 Short 11 2,511 34
S&P 500 Emini; December 2021 Short 7 1,598 (29)
S&P Mid 400 Emini; December 2021 Short 1 271 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P/TSX 60 Index; December 2021 Short 3 $ 585 $ (8)
Silver; March 2022
(a)
Short 23 2,624 104
Soybean Meal; March 2022
(a)
Short 28 955 5
Soybean Oil; March 2022
(a)
Long 13 432 (24)
Soybean; March 2022
(a)
Short 29 1,778 (3)
Sugar #11; March 2022
(a)
Long 58 1,208 (70)
UK 10 Year Gilt; March 2022 Short 52 8,733 (117)
US 10 Year Note; March 2022 Long 22 2,878 15
US 10 Year Note; March 2022 Short 62 8,110 (91)
US 10 Year Ultra Note; March 2022 Short 29 4,260 (65)
US 2 Year Note; March 2022 Short 40 8,749 (19)
US 2 Year Note; March 2022 Short 1 219 —
US 5 Year Note; March 2022 Short 177 21,488 (139)
US Long Bond; March 2022 Long 27 4,377 105
US Long Bond; March 2022 Short 36 5,836 (107)
US Ultra Bond; March 2022 Short 26 5,215 (144)
Wheat; March 2022
(a)
Long 49 1,929 (59)
WTI Crude; January 2022
(a)
Long 15 993 (201)
Total $ (3,157)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/17/2021 AUD 12,780 $ 9,418 $ — $ (305)
Bank of America NA 12/17/2021 GBP 4,545 $ 6,232 — (185)
Bank of America NA 12/17/2021 CAD 9,486 $ 7,610 — (182)
Bank of America NA 12/17/2021 EUR 20,483 $ 23,643 31 (428)
Bank of America NA 12/17/2021 JPY 4,500,495 $ 40,048 127 (342)
Bank of America NA 12/17/2021 MXN 108,113 $ 5,339 — (311)
Bank of America NA 12/17/2021 NZD 9,824 $ 7,014 — (309)
Bank of America NA 12/17/2021 CHF 5,429 $ 5,925 16 (22)
Bank of America NA 12/17/2021 $ 8,458 NZD 12,122 186 (1)
Bank of America NA 12/17/2021 $ 42,790 JPY 4,745,796 833 (47)
Bank of America NA 12/17/2021 $ 45,368 EUR 38,656 1,506 (6)
Bank of America NA 12/17/2021 $ 16,150 CHF 14,946 1 (144)
Bank of America NA 12/17/2021 $ 18,204 CAD 23,067 147 (6)
Bank of America NA 12/17/2021 $ 3,468 MXN 73,086 80 (10)
Bank of America NA 12/17/2021 $ 21,697 AUD 29,531 640 —
Bank of America NA 12/17/2021 $ 19,405 GBP 14,239 463 —
Barclays Bank PLC 12/10/2021 RUB 10,000 $ 133 2 —
Barclays Bank PLC 12/15/2021 $ 4,800 EUR 4,043 212 —
Barclays Bank PLC 01/26/2022 $ 134 EUR 115 3 —
BNP Paribas 12/15/2021 $ 3,220 GBP 2,334 116 —
BNP Paribas 12/22/2021 $ 243 GBP 180 3 —
Citigroup Inc 12/10/2021 EUR 25 $ 28 — —
Citigroup Inc 12/10/2021 $ 106 HUF 34,000 — —
Goldman Sachs & Co 12/13/2021 GBP 137 $ 185 — (2)
Goldman Sachs & Co 12/13/2021 $ 189 GBP 138 6 —
Goldman Sachs & Co 12/22/2021 $ 88 SEK 795 — —
Goldman Sachs & Co 01/14/2022 $ 36 EUR 32 — —
Goldman Sachs & Co 03/22/2022 $ 30 GBP 22 1 —
Goldman Sachs & Co 04/08/2022 $ 38 AUD 53 — —
Goldman Sachs & Co 04/20/2022 GBP 20 $ 26 — —
Goldman Sachs & Co 04/20/2022 $ 677 GBP 498 13 —
Goldman Sachs & Co 06/24/2022 $ 9 EUR 8 — —
HSBC Securities Inc 12/10/2021 $ 672 ZAR 10,300 25 —
HSBC Securities Inc 12/10/2021 $ 2,755 RUB 199,600 65 —
HSBC Securities Inc 01/06/2022 $ 5,957 EUR 5,270 — (27)
JPMorgan Chase 12/02/2021 $ 638 EUR 555 8 —
JPMorgan Chase 12/09/2021 HKD 35 $ 6 — —
JPMorgan Chase 12/09/2021 $ 250 EUR 215 5 —
JPMorgan Chase 12/09/2021 $ 20 HKD 156 — —
JPMorgan Chase 12/10/2021 CLP 1,896,000 $ 2,279 11 —
JPMorgan Chase 12/10/2021 CNY 2,000 $ 313 1 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 12/10/2021 COP 10,700,000 $ 2,745 $ — $ (69)
JPMorgan Chase 12/10/2021 CZK 31,600 $ 1,445 — (40)
JPMorgan Chase 12/10/2021 EUR 150 $ 172 — (2)
JPMorgan Chase 12/10/2021 HUF 889,000 $ 2,849 — (82)
JPMorgan Chase 12/10/2021 PLN 11,375 $ 2,859 — (90)
JPMorgan Chase 12/10/2021 ZAR 14,100 $ 879 7 —
JPMorgan Chase 12/10/2021 TRY 18,100 $ 1,714 — (396)
JPMorgan Chase 12/10/2021 $ 66 CZK 1,500 — —
JPMorgan Chase 12/10/2021 $ 2,939 ZAR 46,300 30 —
JPMorgan Chase 12/10/2021 $ 148 PLN 600 2 —
JPMorgan Chase 12/10/2021 $ 6,954 EUR 6,000 146 —
JPMorgan Chase 12/10/2021 $ 2,140 MXN 43,900 96 —
JPMorgan Chase 12/10/2021 $ 2,323 CLP 1,896,000 33 —
JPMorgan Chase 12/10/2021 $ 2,736 COP 10,700,000 59 —
JPMorgan Chase 12/10/2021 $ 2,677 CNY 17,151 — (15)
JPMorgan Chase 12/10/2021 $ 2,702 TRY 28,600 618 —
JPMorgan Chase 12/13/2021 GBP 541 $ 733 — (14)
JPMorgan Chase 12/13/2021 $ 738 GBP 541 18 —
JPMorgan Chase 12/15/2021 EUR 636 $ 755 — (32)
JPMorgan Chase 12/15/2021 $ 745 EUR 636 23 —
JPMorgan Chase 12/20/2021 $ 1,901 EUR 1,629 53 —
JPMorgan Chase 12/29/2021 $ 1,271 EUR 1,112 12 (3)
JPMorgan Chase 12/30/2021 $ 572 EUR 493 11 —
JPMorgan Chase 01/05/2022 $ 305 AUD 406 16 —
JPMorgan Chase 01/12/2022 $ 659 EUR 568 14 —
JPMorgan Chase 01/12/2022 $ 254 JPY 28,704 — —
JPMorgan Chase 02/10/2022 $ 53 GBP 39 — —
JPMorgan Chase 02/11/2022 $ 699 EUR 619 — (5)
JPMorgan Chase 04/11/2022 $ 178 AUD 242 5 —
JPMorgan Chase 04/20/2022 $ 244 GBP 178 8 —
JPMorgan Chase 05/20/2022 $ 261 CAD 324 6 —
Merrill Lynch 12/02/2021 BRL 1,191 $ 211 1 —
Merrill Lynch 12/02/2021 $ 223 BRL 1,191 11 —
Merrill Lynch 01/26/2022 $ 222 EUR 190 6 —
Merrill Lynch 03/03/2022 $ 207 BRL 1,191 — (1)
Morgan Stanley & Co 12/15/2021 $ 369 EUR 314 13 —
Morgan Stanley & Co 12/15/2021 $ 934 CAD 1,180 9 —
RBC Dominon Securities Corp 12/15/2021 $ 245 GBP 178 8 —
Total $ 5,706 $ (3,076)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 $ 1,600 $ 84 $ 2 $ 86 $ —
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 800 44 (1) 43 —
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 500 28 (1) 27 —
Goldman Sachs & Co CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 600 28 4 32 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,225 56 9 65 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,225 58 8 66 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,225 57 9 66 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,200 61 3 64 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,200 64 — 64 —
Morgan Stanley & Co Mexico Government
International Bond,
4.15%, 03/28/2027
1.03% (1.00)% Quarterly 12/20/2026 2,035 (1) 19 18 —
Total $ 479 $ 52 $ 531 $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.37 N/A 5.00% Quarterly 12/20/2026 $ 870 $ 73 $ (7) $ 66
Total $ 73 $ (7) $ 66
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $870.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Budapest Interbank
Offered Rate
Receive 3.70% Annual Semiannual N/A 12/15/2026 HUF 600,000 $ (26) $ 72 $ 46
6 Month Budapest Interbank
Offered Rate
Pay 3.70% Semiannual Annual N/A 12/15/2026 437,500 (35) 2 (33)
6 Month Budapest Interbank
Offered Rate
Receive 3.51% Annual Semiannual N/A 12/15/2023 1,050,000 54 1 55
6 Month Budapest Interbank
Offered Rate
Pay 3.70% Semiannual Annual N/A 12/15/2026 875,000 (67) — (67)
6 Month Budapest Interbank
Offered Rate
Receive 3.51% Annual Semiannual N/A 12/15/2023 2,100,000 111 (1) 110
6 Month Budapest Interbank
Offered Rate
Pay 3.51% Semiannual Annual N/A 12/15/2023 1,500,000 30 (109) (79)
6 Month Prague Interbank
Offered Rate
Receive 2.84% Annual Semiannual N/A 12/15/2031 CZK 65,500 (33) — (33)
6 Month Prague Interbank
Offered Rate
Pay 3.26% Semiannual Annual N/A 12/15/2026 124,000 26 — 26
6 Month Thai Baht Interest
Rate Fixing
Receive 0.70% Semiannual Semiannual N/A 12/15/2023 THB 319,000 (29) — (29)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 PLN 7,700 $ 14 $ (115) $ (101)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,600 15 85 100
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,900 108 (4) 104
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 10,200 73 62 135
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,900 56 48 104
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 7,900 (93) (11) (104)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,900 115 (11) 104
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 INR 165,000 (34) 10 (24)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 165,000 (37) 13 (24)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 329,000 (47) — (47)
India Overnight Mumbai
Interbank Outright Rate
Pay 5.46% Annual Annual N/A 10/07/2026 40,000 5 1 6
MXN TIIE Banxico Pay 7.52% Monthly Monthly N/A 12/09/2026 MXN 43,700 23 (6) 17
MXN TIIE Banxico Receive 7.20% Monthly Monthly N/A 12/13/2023 98,000 (10) — (10)
MXN TIIE Banxico Pay 7.52% Monthly Monthly N/A 12/09/2026 43,700 17 (1) 16
MXN TIIE Banxico Receive 7.20% Monthly Monthly N/A 12/13/2023 98,000 (24) 14 (10)
Total $ 212 $ 50 $ 262
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread for long securities
and 1 Day Federal Funds
Rate plus/less spread for
short securities
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 10/05/2022-
10/26/2022
$ 2,753 $ — $ 67 $ —
JPMorgan Chase
(a)
Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 08/31/2022-
10/04/2022
8,728 — — (412)
Morgan Stanley & Co
(b)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 94,535 — 1,305 —
Total $ 106,016 $ — $ 1,372 $ (412)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Deutsche Telekom AG
91,900
$ 1,625
18.61%
Daimler AG
13,900
1,308
14.99%
Nuance Communications Inc
21,500
1,193
13.67%
Vivendi SE
51,600
658
7.54%
Suez SA
27,976
626
7.17%
Siltronic AG
3,880
590
6.76%
Bayer AG
10,500
530
6.07%
Avast PLC
46,243
373
4.27%
Spark Infrastructure Group
140,680
288
3.30%
Hitachi Metals Ltd
13,161
245
2.80%
Koninklijke KPN NV
79,200
234
2.68%
Meggitt PLC
19,752
194
2.22%
AusNet Services Ltd
91,504
166
1.90%
Nuveen New York AMT-Free Quality Municipal Income Fund
11,197
155
1.77%
BHP Group Ltd
(4,050)
(114)
(1.30)%
Santos Ltd
(19,550)
(89)
(1.02)%
Oil Search Ltd
31,155
85
0.97%
Blue Prism Group plc
3,537
61
0.70%
Siltronic AG
388
59
0.67%
CTP NV
(2,131)
(45)
(0.51)%
Deutsche Industrie REIT AG
1,705
45
0.51%
Invesco Dynamic Credit Opportunities Fund
3,767
43
0.50%
SOHO China Ltd
24,309
5
0.06%
(a) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Hormel Foods Corp
(20,144)
$ (834)
(0.88)%
Equinix Inc
(1,022)
(830)
(0.88)%
Marathon Oil Corp
52,126
807
0.85%
CH Robinson Worldwide Inc
(8,305)
(790)
(0.84)%
Catalent Inc
(5,881)
(757)
(0.80)%
Walmart Inc
5,315
747
0.79%
CarMax Inc
(5,277)
(745)
(0.79)%
Pioneer Natural Resources Co
(4,118)
(734)
(0.78)%
Intel Corp
13,448
662
0.70%
Boeing Co/The
(3,071)
(608)
(0.64)%
Franklin Resources Inc
18,153
588
0.62%
Humana Inc
(1,396)
(586)
(0.62)%
Anthem Inc
1,431
581
0.62%
McCormick & Co Inc/MD
(6,733)
(578)
(0.61)%
APA Corp
21,902
564
0.60%
Procter & Gamble Co/The
3,852
557
0.59%
Jack Henry & Associates Inc
(3,633)
(551)
(0.58)%
Pool Corp
(994)
(551)
(0.58)%
Leggett & Platt Inc
(13,487)
(545)
(0.58)%
Clorox Co/The
(3,336)
(543)
(0.57)%
McDonald's Corp
2,218
543
0.57%
MarketAxess Holdings Inc
(1,517)
(535)
(0.57)%
Corteva Inc
(11,759)
(529)
(0.56)%
PACCAR Inc
(6,333)
(528)
(0.56)%
Viatris Inc
(42,916)
(528)
(0.56)%
Cardinal Health Inc
(11,402)
(527)
(0.56)%
Fidelity National Information Services Inc
(4,931)
(515)
(0.54)%
Rollins Inc
(15,409)
(513)
(0.54)%
General Electric Co
(5,391)
(512)
(0.54)%
Willis Towers Watson PLC
(2,255)
(509)
(0.54)%
Eversource Energy
(6,168)
(507)
(0.54)%
VF Corp
(6,860)
(492)
(0.52)%
Merck & Co Inc
6,551
491
0.52%
JPMorgan Chase & Co
3,082
490
0.52%
State Street Corp
(5,430)
(483)
(0.51)%
Caterpillar Inc
2,483
480
0.51%
Etsy Inc
(1,728)
(474)
(0.50)%
Match Group Inc
(3,649)
(474)
(0.50)%
Teledyne Technologies Inc
(1,135)
(471)
(0.50)%
Bank of America Corp
10,533
468
0.50%
Enphase Energy Inc
(1,867)
(467)
(0.49)%
ONEOK Inc
7,679
460
0.49%
Mosaic Co/The
13,366
457
0.48%
ABIOMED Inc
(1,453)
(457)
(0.49)%
Xylem Inc/NY
(3,760)
(455)
(0.48)%
Amcor PLC
(40,049)
(453)
(0.48)%
Nielsen Holdings PLC
23,254
446
0.47%
Celanese Corp
2,889
437
0.46%
Generac Holdings Inc
(1,037)
(437)
(0.46)%
Northern Trust Corp
(3,773)
(437)
(0.46)%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
2,600,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 $ 465 $ — $ — $ (11)
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
900,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 155 — 1 —
Total $ — $ 1 $ (11)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (13.12)% Shares Value (000's)
Advertising - (0.06)%
Hakuhodo DY Holdings Inc 23,100 $ 342
Aerospace & Defense - (0.16)%
CAE Inc 14,300 344
Dassault Aviation SA 2,420 229
General Dynamics Corp 833 157
TransDigm Group Inc 301 174
$ 904
Agriculture - (0.10)%
Archer-Daniels-Midland Co 8,566 533
Airlines - (0.27)%
Air Canada 21,200 345
ANA Holdings Inc 9,400 185
Delta Air Lines Inc 4,777 173
Japan Airlines Co Ltd 30,800 555
Southwest Airlines Co 5,709 253
$ 1,511
Automobile Manufacturers - (0.04)%
General Motors Co 3,292 190
Stellantis NV 3,708 63
$ 253
Automobile Parts & Equipment - (0.38)%
Aptiv PLC 3,130 502
BorgWarner Inc 5,422 235
Denso Corp 1,400 102
Koito Manufacturing Co Ltd 6,300 361
Lear Corp 1,817 305
Sumitomo Electric Industries Ltd 16,200 212
Toyota Industries Corp 4,200 344
$ 2,061
Banks - (0.18)%
Credit Suisse Group AG 38,585 373
ING Groep NV 22,890 316
SVB Financial Group 433 300
$ 989
Beverages - (0.24)%
Constellation Brands Inc 2,004 452
Keurig Dr Pepper Inc 13,733 467
Molson Coors Beverage Co 3,159 140
Remy Cointreau SA 913 214
$ 1,273
Biotechnology - (0.21)%
Argenx SE 966 271
Biogen Inc 387 91
BioMarin Pharmaceutical Inc 4,912 424
Novavax Inc 1,593 332
$ 1,118
Building Materials - (0.18)%
Carrier Global Corp 4,488 243
CRH PLC 4,727 230
HeidelbergCement AG 1,498 100
Investment AB Latour 10,394 392
Nibe Industrier AB 5,228 75
$ 1,040
Chemicals - (0.70)%
Air Products and Chemicals Inc 1,407 404
Akzo Nobel NV 1,809 190
Albemarle Corp 2,336 623
Chr Hansen Holding A/S 3,807 283
Croda International PLC 1,159 155
Ecolab Inc 1,358 301
International Flavors & Fragrances Inc 3,754 534
Koninklijke DSM NV 677 146
LANXESS AG 1,434 83
Mosaic Co/The 5,100 175
Nippon Sanso Holdings Corp 20,000 422
RPM International Inc 3,641 331
Umicore SA 2,585 126
COMMON STOCKS (continued) Shares Value (000’s)
Chemicals (continued)
Yara International ASA 1,038 $ 51
$ 3,824
Commercial Services - (0.74)%
Amadeus IT Group SA 1,799 115
Ashtead Group PLC 1,291 104
Atlantia SpA 2,544 46
Dai Nippon Printing Co Ltd 11,200 263
GMO Payment Gateway Inc 1,300 173
IHS Markit Ltd 773 99
S&P Global Inc 6,005 2,737
Square Inc 149 31
Transurban Group 29,757 287
United Rentals Inc 365 124
Worldline SA/France 879 46
$ 4,025
Computers - (0.16)%
Dell Technologies Inc 2,864 162
Fujitsu Ltd 1,100 182
International Business Machines Corp 757 89
Leidos Holdings Inc 1,335 117
NEC Corp 3,250 147
Obic Co Ltd 600 110
Zscaler Inc 222 77
$ 884
Consumer Products - (0.06)%
Clorox Co/The 799 130
Kimberly-Clark Corp 1,598 208
$ 338
Cosmetics & Personal Care - (0.29)%
Essity AB 13,303 425
Lion Corp 31,700 450
Procter & Gamble Co/The 3,574 517
Shiseido Co Ltd 3,800 218
$ 1,610
Distribution & Wholesale - (0.04)%
Copart Inc 1,622 235
Diversified Financial Services - (0.39)%
Apollo Global Management Inc 13,586 962
Hong Kong Exchanges & Clearing Ltd 6,000 330
Invesco Ltd 2,005 45
Julius Baer Group Ltd 4,038 251
St James's Place PLC 12,206 251
Tokyo Century Corp 4,400 209
$ 2,048
Electric - (0.29)%
Ameren Corp 2,570 210
Consolidated Edison Inc 2,983 232
EDP - Energias de Portugal SA 33,655 184
Emera Inc 6,100 280
Kansai Electric Power Co Inc/The 24,300 220
NextEra Energy Inc 3,555 308
PPL Corp 6,458 180
$ 1,614
Electrical Components & Equipment - (0.13)%
Generac Holdings Inc 950 400
Prysmian SpA 7,725 286
Schneider Electric SE 387 69
$ 755
Electronics - (0.38)%
Allegion plc 942 116
Ibiden Co Ltd 2,100 130
II-VI Inc 7,259 454
Keysight Technologies Inc 1,813 353
Sensata Technologies Holding PLC 2,739 153
TDK Corp 14,400 570
Trimble Inc 4,552 391
$ 2,167

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Energy - Alternate Sources - (0.11)%
Siemens Gamesa Renewable Energy SA 15,780 $ 421
Sunrun Inc 3,579 165
$ 586
Engineering & Construction - (0.14)%
ACS Actividades de Construccion y Servicios SA 21,341 511
Ferrovial SA 3,726 104
Shimizu Corp 26,000 164
$ 779
Entertainment - (0.25)%
Entain PLC 15,763 350
Oriental Land Co Ltd/Japan 1,050 165
Toho Co Ltd/Tokyo 9,500 422
Vail Resorts Inc 1,256 417
$ 1,354
Environmental Control - (0.09)%
GFL Environmental Inc 1,000 39
Kurita Water Industries Ltd 9,600 447
$ 486
Food - (0.24)%
Barry Callebaut AG 91 215
Campbell Soup Co 4,390 177
Kerry Group PLC 1,997 246
Kobe Bussan Co Ltd 5,000 188
Kroger Co/The 6,846 284
Seven & i Holdings Co Ltd 5,000 201
$ 1,311
Forest Products & Paper - (0.19)%
Oji Holdings Corp 32,300 149
Stora Enso Oyj 16,432 278
Svenska Cellulosa AB SCA 8,640 141
UPM-Kymmene Oyj 12,236 444
$ 1,012
Gas - (0.09)%
Atmos Energy Corp 1,972 178
Osaka Gas Co Ltd 18,700 300
$ 478
Hand & Machine Tools - (0.06)%
Makita Corp 7,300 321
Healthcare - Products - (0.11)%
10X Genomics Inc 987 151
Asahi Intecc Co Ltd 5,300 116
Novocure Ltd 719 67
STERIS PLC 559 122
Zimmer Biomet Holdings Inc 1,344 161
$ 617
Healthcare - Services - (0.22)%
Catalent Inc 2,925 376
DaVita Inc 865 82
Eurofins Scientific SE 1,269 162
Fresenius Medical Care AG & Co KGaA 4,990 297
Ryman Healthcare Ltd 31,615 264
$ 1,181
Holding Companies - Diversified - (0.09)%
Jardine Matheson Holdings Ltd 8,900 503
Home Furnishings - (0.09)%
Electrolux AB 3,756 84
Whirlpool Corp 1,791 390
$ 474
Housewares - (0.05)%
Newell Brands Inc 12,232 263
Insurance - (0.72)%
Aegon NV 67,852 299
Aflac Inc 7,408 401
Ageas SA/NV 5,320 275
American Financial Group Inc/OH 2,000 267
Aon PLC 1,323 391
Assurant Inc 2,205 335
Equitable Holdings Inc 4,753 150
Erie Indemnity Co 679 126
COMMON STOCKS (continued) Shares Value (000’s)
Insurance (continued)
Intact Financial Corp 1,500 $ 186
Japan Post Insurance Co Ltd 13,000 201
Loews Corp 10,511 562
Progressive Corp/The 4,773 444
Prudential Financial Inc 1,401 143
Swiss Life Holding AG 381 219
$ 3,999
Internet - (0.31)%
Chewy Inc 1,375 94
Etsy Inc 1,019 280
Expedia Group Inc 643 104
GoDaddy Inc 6,052 425
IAC/InterActiveCorp 3,836 513
NortonLifeLock Inc 4,696 117
Rakuten Group Inc 6,200 63
Zillow Group Inc - C Shares 1,625 88
$ 1,684
Investment Companies - (0.19)%
Eurazeo SE 1,509 124
EXOR NV 2,647 232
Kinnevik AB - B Shares 12,295 438
Sofina SA 182 85
Washington H Soul Pattinson & Co Ltd 8,318 183
$ 1,062
Iron & Steel - (0.04)%
ArcelorMittal SA 4,255 115
BlueScope Steel Ltd 4,648 65
Evraz PLC 9,976 76
$ 256
Leisure Products & Services - (0.06)%
Carnival Corp 11,603 204
Peloton Interactive Inc 2,111 93
$ 297
Lodging - (0.16)%
Accor SA 3,591 106
City Developments Ltd 56,500 290
Crown Resorts Ltd 28,608 224
MGM Resorts International 2,741 108
Whitbread PLC 3,099 115
Wynn Resorts Ltd 763 62
$ 905
Machinery - Construction & Mining - (0.14)%
Hitachi Construction Machinery Co Ltd 9,100 263
Hitachi Ltd 4,900 287
Siemens Energy AG 8,396 224
$ 774
Machinery - Diversified - (0.27)%
Daifuku Co Ltd 2,300 184
Hexagon AB 7,206 105
IDEX Corp 924 208
Ingersoll Rand Inc 2,612 152
KION Group AG 985 106
Westinghouse Air Brake Technologies Corp 7,765 689
$ 1,444
Media - (0.16)%
Bollore SA 76,071 408
Informa PLC 30,352 188
Pearson PLC 29,661 235
Thomson Reuters Corp 700 84
$ 915
Metal Fabrication & Hardware - (0.04)%
SKF AB 8,828 201
Mining - (0.39)%
Anglo American PLC 7,469 275
BHP Group Ltd ADR 18,472 1,038
Cameco Corp 15,900 371
Ivanhoe Mines Ltd 31,400 249
Northern Star Resources Ltd 20,628 138
$ 2,071

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Miscellaneous Manufacturers - (0.13)%
General Electric Co 2,803 $ 266
JSR Corp 11,800 439
$ 705
Oil & Gas - (0.05)%
EOG Resources Inc 1,454 126
Occidental Petroleum Corp 2,312 69
Royal Dutch Shell PLC ADR 3,237 136
$ 331
Pharmaceuticals - (0.41)%
Becton Dickinson and Co 403 96
GlaxoSmithKline PLC 10,117 205
Kyowa Kirin Co Ltd 35,700 997
Shionogi & Co Ltd 1,500 105
Sumitomo Dainippon Pharma Co Ltd 24,300 296
Taisho Pharmaceutical Holdings Co Ltd 10,300 506
UCB SA 577 63
$ 2,268
Pipelines - (0.08)%
TC Energy Corp 3,000 141
Williams Cos Inc/The 9,204 247
$ 388
Private Equity - (0.18)%
3i Group PLC 28,285 519
Brookfield Asset Management Inc 8,000 447
$ 966
Real Estate - (0.13)%
Hongkong Land Holdings Ltd 12,400 67
Sumitomo Realty & Development Co Ltd 6,800 212
Wharf Real Estate Investment Co Ltd 86,000 434
$ 713
Retail - (0.40)%
CarMax Inc 4,171 589
Domino's Pizza Enterprises Ltd 2,158 197
Fast Retailing Co Ltd 500 296
McDonald's Holdings Co Japan Ltd 7,300 326
Nitori Holdings Co Ltd 1,600 254
Pandora A/S 830 103
Ryohin Keikaku Co Ltd 22,100 357
$ 2,122
Semiconductors - (0.87)%
Advanced Micro Devices Inc 23,071 3,654
IPG Photonics Corp 849 139
Lasertec Corp 1,700 441
Marvell Technology Inc 5,107 363
MKS Instruments Inc 872 133
$ 4,730
Software - (0.71)%
AVEVA Group PLC 7,697 329
BlackBerry Ltd 44,700 426
Broadridge Financial Solutions Inc 2,709 457
Cadence Design Systems Inc 965 171
Capcom Co Ltd 4,800 119
Ceridian HCM Holding Inc 4,075 446
Citrix Systems Inc 1,533 123
Cloudflare Inc 2,788 525
Embracer Group AB 23,745 257
Koei Tecmo Holdings Co Ltd 5,620 234
Lightspeed Commerce Inc 2,200 111
Nemetschek SE 1,844 233
Splunk Inc 1,543 187
Temenos AG 1,104 141
Twilio Inc 463 132
Unity Software Inc 307 53
$ 3,944
Telecommunications - (0.27)%
BCE Inc 4,000 201
Hikari Tsushin Inc 1,000 145
Lumen Technologies Inc 28,363 350
Orange SA 13,739 148
COMMON STOCKS (continued) Shares Value (000’s)
Telecommunications (continued)
TELUS Corp 16,400 $ 375
T-Mobile US Inc 2,081 226
$ 1,445
Transportation - (0.58)%
Canadian Pacific Railway Ltd 1,700 119
Canadian Pacific Railway Ltd 21,640 1,515
CSX Corp 5,564 193
Keio Corp 7,400 333
Keisei Electric Railway Co Ltd 15,500 424
MTR Corp Ltd 37,099 198
Odakyu Electric Railway Co Ltd 15,900 306
$ 3,088
Water - (0.10)%
American Water Works Co Inc 2,821 476
Veolia Environnement SA 1,817 58
$ 534
TOTAL COMMON STOCKS (proceeds $70,748) $ 71,731
PREFERRED STOCKS - (0.11)% Shares Value (000's)
Automobile Manufacturers - (0.03)%
Porsche Automobil Holding SE 2.21% 2,023 $ 170
Consumer Products - (0.08)%
Henkel AG & Co KGaA 1.85% 5,008 395
TOTAL PREFERRED STOCKS (proceeds $635) $ 565
TOTAL SHORT SALES (proceeds $71,383) $ 72,296

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .42 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .67%
iShares MSCI EAFE ETF 410,200 $ 31,520
Money Market Funds - 0 .75%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,760,968 1,761
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
7,183,499 7,183
$ 8,944
TOTAL INVESTMENT COMPANIES $ 40,464
COMMON STOCKS - 96 .24 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc
(e)
15,000 $ 475
Hakuhodo DY Holdings Inc 16,200 240
Publicis Groupe SA 15,806 1,023
WPP PLC 82,679 1,147
$ 2,885
Aerospace & Defense - 0 .97%
Airbus SE
(d)
40,872 4,562
BAE Systems PLC 222,969 1,624
Dassault Aviation SA 1,737 165
Elbit Systems Ltd 1,839 268
MTU Aero Engines AG 3,702 689
Rolls-Royce Holdings PLC
(d)
580,123 946
Safran SA 23,698 2,647
Thales SA 7,397 607
$ 11,508
Agriculture - 0 .75%
British American Tobacco PLC 151,132 5,058
Imperial Brands PLC 65,615 1,341
Japan Tobacco Inc 83,300 1,659
Swedish Match AB 109,542 799
$ 8,857
Airlines - 0 .10%
ANA Holdings Inc
(d)
11,000 217
Deutsche Lufthansa AG
(d)
41,442 251
Japan Airlines Co Ltd
(d)
10,000 180
Qantas Airways Ltd
(d)
64,073 229
Singapore Airlines Ltd
(d)
93,000 331
$ 1,208
Apparel - 2 .41%
Adidas AG 13,200 3,818
Burberry Group PLC 28,070 659
Hermes International 2,196 4,121
Kering SA 5,201 4,005
LVMH Moet Hennessy Louis Vuitton SE 19,247 14,966
Puma SE 7,320 885
$ 28,454
Automobile Manufacturers - 3 .03%
Bayerische Motoren Werke AG 22,955 2,200
Daimler AG 59,338 5,557
Ferrari NV 8,739 2,287
Hino Motors Ltd 19,900 164
Honda Motor Co Ltd 113,200 3,100
Isuzu Motors Ltd 40,400 541
Mazda Motor Corp 39,500 319
Nissan Motor Co Ltd
(d)
161,100 797
Renault SA
(d)
13,327 429
Stellantis NV 141,122 2,408
Subaru Corp 42,700 804
Suzuki Motor Corp 25,600 1,033
Toyota Motor Corp 735,300 13,044
Volkswagen AG 2,250 627
Volvo AB - A Shares 13,883 303
Volvo AB - B Shares 99,115 2,134
$ 35,747
Automobile Parts & Equipment - 0 .84%
Aisin Corp 10,300 378
Bridgestone Corp 39,600 1,588
Cie Generale des Etablissements Michelin SCA 11,747 1,733
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Continental AG
(d)
7,627 $ 816
Denso Corp 30,100 2,202
Faurecia SE 8,135 350
Koito Manufacturing Co Ltd 7,300 418
NGK Insulators Ltd 17,800 281
Stanley Electric Co Ltd 9,100 236
Sumitomo Electric Industries Ltd 52,400 686
Toyota Industries Corp 10,200 837
Valeo 15,921 459
$ 9,984
Banks - 8 .96%
ABN AMRO Bank NV
(f)
29,328 419
Australia & New Zealand Banking Group Ltd 197,373 3,731
Banco Bilbao Vizcaya Argentaria SA 462,282 2,451
Banco Espirito Santo SA
(d),(g)
131,709 —
Banco Santander SA 1,202,220 3,738
Bank Hapoalim BM 78,758 766
Bank Leumi Le-Israel BM 100,730 969
Barclays PLC 1,173,555 2,865
BNP Paribas SA 77,984 4,847
BOC Hong Kong Holdings Ltd 257,000 777
CaixaBank SA 307,363 793
Chiba Bank Ltd/The 36,800 213
Commerzbank AG
(d)
69,461 488
Commonwealth Bank of Australia 122,999 8,120
Concordia Financial Group Ltd 75,600 274
Credit Agricole SA 85,747 1,168
Credit Suisse Group AG 183,774 1,774
Danske Bank A/S 47,821 791
DBS Group Holdings Ltd 125,600 2,736
Deutsche Bank AG
(d)
143,290 1,720
DNB Bank ASA 64,493 1,407
Erste Group Bank AG 23,840 1,044
FinecoBank Banca Fineco SpA 42,285 741
Hang Seng Bank Ltd 53,100 939
HSBC Holdings PLC 1,416,140 7,826
ING Groep NV 270,666 3,739
Intesa Sanpaolo SpA 1,145,041 2,742
Israel Discount Bank Ltd
(d)
80,702 493
Japan Post Bank Co Ltd 28,100 230
KBC Group NV 17,334 1,455
Lloyds Banking Group PLC 4,920,911 3,056
Macquarie Group Ltd 24,291 3,383
Mediobanca Banca di Credito Finanziario SpA 43,062 476
Mitsubishi UFJ Financial Group Inc 847,500 4,476
Mizrahi Tefahot Bank Ltd 9,758 359
Mizuho Financial Group Inc 167,380 2,063
National Australia Bank Ltd 228,307 4,412
NatWest Group PLC 399,334 1,125
Nordea Bank Abp 224,626 2,660
Oversea-Chinese Banking Corp Ltd 234,700 1,881
Raiffeisen Bank International AG 10,264 305
Resona Holdings Inc 143,000 522
Shizuoka Bank Ltd/The 30,900 217
Skandinaviska Enskilda Banken AB 112,835 1,641
Societe Generale SA 56,206 1,749
Standard Chartered PLC 182,475 1,004
Sumitomo Mitsui Financial Group Inc 90,600 2,948
Sumitomo Mitsui Trust Holdings Inc 23,444 732
Svenska Handelsbanken AB 101,124 1,070
Swedbank AB 62,786 1,264
UBS Group AG 243,854 4,217
UniCredit SpA 147,768 1,784
United Overseas Bank Ltd 82,000 1,535
Westpac Banking Corp 254,343 3,685
$ 105,820

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 2 .03%
Anheuser-Busch InBev SA/NV 52,828 $ 2,948
Asahi Group Holdings Ltd 31,700 1,169
Budweiser Brewing Co APAC Ltd
(f)
119,500 303
Carlsberg AS 6,961 1,081
Coca-Cola Europacific Partners PLC 14,226 702
Coca-Cola HBC AG
(d)
13,920 429
Davide Campari-Milano NV 36,241 528
Diageo PLC 161,813 8,166
Endeavour Group Ltd/Australia 92,991 452
Heineken Holding NV 7,988 665
Heineken NV
(e)
17,971 1,789
Ito En Ltd 3,700 218
JDE Peet's NV 6,959 190
Kirin Holdings Co Ltd 57,200 911
Pernod Ricard SA 14,525 3,333
Remy Cointreau SA 1,577 370
Suntory Beverage & Food Ltd 9,700 342
Treasury Wine Estates Ltd 50,046 430
$ 24,026
Biotechnology - 0 .83%
Argenx SE
(d)
3,178 890
Bachem Holding AG 429 310
CSL Ltd 31,554 6,861
Genmab A/S
(d)
4,553 1,765
$ 9,826
Building Materials - 1 .96%
AGC Inc 13,500 657
Cie de Saint-Gobain 35,077 2,225
CRH PLC 54,008 2,626
Daikin Industries Ltd 17,300 3,523
Geberit AG 2,487 1,899
HeidelbergCement AG 10,318 686
Holcim Ltd
(d)
36,298 1,749
Investment AB Latour 10,266 387
James Hardie Industries PLC 30,861 1,210
Kingspan Group PLC 10,679 1,220
Lixil Corp 18,500 453
Nibe Industrier AB 98,889 1,409
Rinnai Corp 2,500 236
ROCKWOOL International A/S 581 241
Sika AG 9,830 3,839
TOTO Ltd 9,900 438
Xinyi Glass Holdings Ltd 126,000 307
$ 23,105
Chemicals - 3 .19%
Air Liquide SA 32,844 5,424
Akzo Nobel NV 12,997 1,368
Arkema SA 4,256 558
Asahi Kasei Corp 87,100 814
BASF SE 63,679 4,171
Brenntag SE 10,713 918
Chr Hansen Holding A/S 7,314 543
Clariant AG
(d)
14,960 293
Covestro AG
(f)
13,395 755
Croda International PLC 9,673 1,297
EMS-Chemie Holding AG 487 464
Evonik Industries AG 14,540 437
Givaudan SA 641 3,134
ICL Group Ltd 48,967 426
IMCD NV 3,950 877
Johnson Matthey PLC 13,418 373
Kansai Paint Co Ltd 12,300 276
Koninklijke DSM NV 12,118 2,608
LANXESS AG 5,761 334
Mitsubishi Chemical Holdings Corp 88,900 695
Mitsubishi Gas Chemical Co Inc 11,000 182
Mitsui Chemicals Inc 12,800 341
Nippon Paint Holdings Co Ltd
(e)
49,400 518
Nippon Sanso Holdings Corp 10,500 221
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Nissan Chemical Corp 8,500 $ 489
Nitto Denko Corp 9,900 686
Novozymes A/S 14,244 1,082
Shin-Etsu Chemical Co Ltd 24,600 4,098
Solvay SA 5,139 575
Sumitomo Chemical Co Ltd 103,400 474
Symrise AG 8,919 1,255
Toray Industries Inc 96,300 557
Tosoh Corp 18,000 257
Umicore SA 13,667 668
Yara International ASA 11,480 564
$ 37,732
Commercial Services - 3 .10%
Adecco Group AG 10,745 498
Adyen NV
(d),(f)
1,373 3,803
Afterpay Ltd
(d)
15,091 1,156
Amadeus IT Group SA
(d)
31,234 2,000
Ashtead Group PLC 31,022 2,496
Atlantia SpA
(d)
34,352 627
Benefit One Inc 5,500 259
Brambles Ltd 99,959 708
Bureau Veritas SA 20,387 646
Dai Nippon Printing Co Ltd 15,400 361
Edenred 17,303 774
Experian PLC 63,920 2,870
GMO Payment Gateway Inc 2,900 386
IDP Education Ltd
(d)
14,472 361
Intertek Group PLC 11,190 792
Nexi SpA
(d),(f)
32,449 496
Nihon M&A Center Holdings Inc 21,000 616
Persol Holdings Co Ltd 12,300 354
Randstad NV 8,291 523
Recruit Holdings Co Ltd 94,100 5,714
RELX PLC 134,070 4,159
Rentokil Initial PLC 128,908 1,050
Secom Co Ltd 14,600 988
Securitas AB 21,710 314
SGS SA 416 1,255
Sohgo Security Services Co Ltd 4,900 209
TOPPAN INC 18,100 274
Transurban Group 211,467 2,041
Worldline SA/France
(d),(f)
16,527 867
$ 36,597
Computers - 1 .19%
Bechtle AG 5,679 410
Capgemini SE 11,117 2,567
Check Point Software Technologies Ltd
(d)
7,366 820
Computershare Ltd 37,671 509
CyberArk Software Ltd
(d)
2,756 476
Fujitsu Ltd 13,700 2,264
Itochu Techno-Solutions Corp 6,700 218
Logitech International SA 12,002 957
NEC Corp 17,100 772
Nomura Research Institute Ltd 23,343 998
NTT Data Corp 43,800 924
Obic Co Ltd 4,900 901
Otsuka Corp 7,900 361
SCSK Corp 10,800 205
Teleperformance 4,072 1,675
$ 14,057
Consumer Products - 0 .38%
Henkel AG & Co KGaA 7,206 535
Reckitt Benckiser Group PLC 49,517 4,011
$ 4,546
Cosmetics & Personal Care - 2 .05%
Beiersdorf AG 6,989 695
Essity AB 42,193 1,347
Kao Corp 33,000 1,683
Kose Corp 2,300 277

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Lion Corp 15,600 $ 222
L'Oreal SA 17,398 7,856
Pola Orbis Holdings Inc 6,300 112
Shiseido Co Ltd 27,800 1,594
Unicharm Corp 28,000 1,213
Unilever PLC 179,921 9,189
$ 24,188
Distribution & Wholesale - 1 .13%
Bunzl PLC 23,385 890
Ferguson PLC 15,413 2,346
ITOCHU Corp 82,400 2,357
Marubeni Corp 108,600 971
Mitsubishi Corp 87,600 2,605
Mitsui & Co Ltd 108,100 2,430
Sumitomo Corp 78,200 1,065
Toyota Tsusho Corp 14,800 641
$ 13,305
Diversified Financial Services - 1 .60%
abrdn plc 151,189 467
Amundi SA
(f)
4,226 352
ASX Ltd 13,423 858
Daiwa Securities Group Inc 100,300 556
Deutsche Boerse AG 13,172 2,068
Euronext NV
(f)
5,940 584
Futu Holdings Ltd ADR
(d)
3,538 168
Hargreaves Lansdown PLC 24,665 438
Hong Kong Exchanges & Clearing Ltd 83,500 4,592
Japan Exchange Group Inc 35,400 766
Julius Baer Group Ltd 15,339 952
London Stock Exchange Group PLC 22,807 1,976
Magellan Financial Group Ltd 9,558 224
Mitsubishi HC Capital Inc 45,900 215
Nomura Holdings Inc 213,100 893
ORIX Corp 84,800 1,671
SBI Holdings Inc/Japan 16,890 433
Schroders PLC 8,619 393
Singapore Exchange Ltd 55,800 364
St James's Place PLC 37,423 771
Tokyo Century Corp 2,600 124
$ 18,865
Electric - 2 .60%
AusNet Services Ltd 132,764 240
Chubu Electric Power Co Inc 44,700 451
CLP Holdings Ltd 113,500 1,112
E.ON SE 155,654 1,920
EDP - Energias de Portugal SA 192,458 1,055
EDP Renovaveis SA 19,980 514
Electricite de France SA 32,838 461
Elia Group SA/NV 2,142 267
Endesa SA 22,022 495
Enel SpA 563,882 4,273
Engie SA 126,629 1,832
Fortum Oyj 30,794 885
HK Electric Investments & HK Electric
Investments Ltd
184,000 180
Iberdrola SA 397,223 4,458
Kansai Electric Power Co Inc/The 49,000 443
Mercury NZ Ltd 47,346 194
Meridian Energy Ltd 88,816 286
National Grid PLC 250,757 3,327
Origin Energy Ltd 122,105 416
Orsted AS
(f)
13,116 1,686
Power Assets Holdings Ltd 96,000 578
Red Electrica Corp SA 30,011 638
RWE AG 44,539 1,715
SSE PLC 72,329 1,487
Terna - Rete Elettrica Nazionale 97,547 725
Tokyo Electric Power Co Holdings Inc
(d)
106,100 283
Uniper SE 6,343 275
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Verbund AG 4,721 $ 494
$ 30,690
Electrical Components & Equipment - 1 .15%
ABB Ltd 113,876 3,938
Brother Industries Ltd 16,400 281
Legrand SA 18,543 2,037
Prysmian SpA 17,662 655
Schneider Electric SE 37,476 6,651
$ 13,562
Electronics - 1 .61%
Assa Abloy AB
(e)
69,490 1,947
Azbil Corp 8,600 379
Halma PLC 26,322 1,049
Hirose Electric Co Ltd 2,199 369
Hoya Corp 25,700 4,068
Ibiden Co Ltd 7,400 458
Kyocera Corp 22,300 1,322
MINEBEA MITSUMI Inc 25,200 663
Murata Manufacturing Co Ltd 39,900 2,927
Nidec Corp 31,000 3,550
Shimadzu Corp 16,400 695
TDK Corp 27,000 1,068
Venture Corp Ltd 19,200 260
Yokogawa Electric Corp 15,900 298
$ 19,053
Energy - Alternate Sources - 0 .24%
Siemens Gamesa Renewable Energy SA
(d)
16,529 441
Vestas Wind Systems A/S 70,014 2,351
$ 2,792
Engineering & Construction - 1 .14%
ACS Actividades de Construccion y Servicios SA 17,005 408
Aena SME SA
(d),(f)
5,200 764
Aeroports de Paris
(d)
2,058 241
Auckland International Airport Ltd
(d)
86,784 465
Bouygues SA 15,856 535
Cellnex Telecom SA
(f)
35,324 2,083
CK Infrastructure Holdings Ltd 45,500 264
Eiffage SA 5,775 538
Ferrovial SA 33,663 937
Infrastrutture Wireless Italiane SpA
(f)
23,300 267
Kajima Corp 31,200 343
Keppel Corp Ltd 101,100 377
Lendlease Corp Ltd 47,741 360
Obayashi Corp 45,100 331
Shimizu Corp 38,300 241
Singapore Technologies Engineering Ltd 108,400 302
Skanska AB 23,586 543
Sydney Airport
(d)
91,680 540
Taisei Corp 13,300 387
Vinci SA 37,289 3,528
$ 13,454
Entertainment - 0 .85%
Aristocrat Leisure Ltd 41,782 1,299
Entain PLC
(d)
40,600 903
Evolution AB
(f)
11,930 1,253
Flutter Entertainment PLC
(d)
11,551 1,582
Genting Singapore Ltd 419,300 236
La Francaise des Jeux SAEM
(f)
6,622 307
Oriental Land Co Ltd/Japan 13,900 2,184
Tabcorp Holdings Ltd 154,025 542
Toho Co Ltd/Tokyo 7,800 346
Universal Music Group NV 50,283 1,443
$ 10,095
Environmental Control - 0 .03%
Kurita Water Industries Ltd 6,900 321

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4 .56%
Aeon Co Ltd 45,400 $ 1,059
Ajinomoto Co Inc 32,400 971
Associated British Foods PLC 24,700 630
Barry Callebaut AG 248 587
Carrefour SA 43,713 723
Chocoladefabriken Lindt & Spruengli AG - PC 73 898
Chocoladefabriken Lindt & Spruengli AG - REG 8 986
Coles Group Ltd 92,482 1,181
Danone SA 45,291 2,664
Etablissements Franz Colruyt NV 3,777 177
HelloFresh SE
(d)
11,452 1,161
ICA Gruppen AB 6,974 413
J Sainsbury PLC 121,237 445
Jeronimo Martins SGPS SA 19,632 428
Kerry Group PLC 11,033 1,357
Kesko Oyj 18,938 595
Kikkoman Corp
(e)
10,100 771
Kobe Bussan Co Ltd 9,500 358
Koninklijke Ahold Delhaize NV 72,501 2,440
MEIJI Holdings Co Ltd 8,400 494
Mowi ASA 30,474 693
Nestle SA 195,164 25,015
Nisshin Seifun Group Inc 13,695 197
Nissin Foods Holdings Co Ltd 4,400 323
Ocado Group PLC
(d)
33,835 808
Orkla ASA 52,073 476
Seven & i Holdings Co Ltd 52,300 2,107
Tesco PLC 536,037 1,977
Toyo Suisan Kaisha Ltd 6,100 247
WH Group Ltd
(f)
579,000 364
Wilmar International Ltd 133,300 400
Woolworths Group Ltd 87,887 2,545
Yakult Honsha Co Ltd 8,900 447
$ 53,937
Food Service - 0 .25%
Compass Group PLC
(d)
123,687 2,413
Sodexo SA 6,135 516
$ 2,929
Forest Products & Paper - 0 .39%
Mondi PLC 33,665 769
Oji Holdings Corp 56,500 260
Smurfit Kappa Group PLC 17,061 874
Stora Enso Oyj 40,333 683
Svenska Cellulosa AB SCA 42,005 683
UPM-Kymmene Oyj 37,004 1,342
$ 4,611
Gas - 0 .30%
Enagas SA 17,256 394
Hong Kong & China Gas Co Ltd 777,387 1,159
Naturgy Energy Group SA 13,445 371
Osaka Gas Co Ltd 26,000 417
Snam SpA 139,805 788
Tokyo Gas Co Ltd 26,000 445
$ 3,574
Hand & Machine Tools - 0 .40%
Disco Corp 2,000 573
Fuji Electric Co Ltd 8,800 458
Makita Corp 15,600 685
Schindler Holding AG - PC 2,823 727
Schindler Holding AG - REG 1,395 346
Techtronic Industries Co Ltd 95,000 1,954
$ 4,743
Healthcare - Products - 2 .33%
Alcon Inc 34,645 2,737
Ambu A/S 11,616 329
Asahi Intecc Co Ltd 15,000 329
Carl Zeiss Meditec AG 2,790 559
Cochlear Ltd 4,560 701
Coloplast A/S 8,236 1,345
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Demant A/S
(d)
7,492 $ 359
DiaSorin SpA 1,746 373
EssilorLuxottica SA 19,905 3,989
Fisher & Paykel Healthcare Corp Ltd 39,976 905
Getinge AB 15,857 664
Inmode Ltd
(d)
3,441 262
Koninklijke Philips NV 63,602 2,241
Lifco AB 16,160 440
Olympus Corp 76,700 1,714
QIAGEN NV
(d)
15,837 875
Sartorius Stedim Biotech 1,917 1,132
Siemens Healthineers AG
(f)
19,552 1,420
Smith & Nephew PLC 60,956 980
Sonova Holding AG 3,795 1,426
Straumann Holding AG 718 1,526
Sysmex Corp 11,700 1,455
Terumo Corp 44,800 1,824
$ 27,585
Healthcare - Services - 0 .87%
BioMerieux 2,872 406
Eurofins Scientific SE 9,259 1,185
Fresenius Medical Care AG & Co KGaA 14,220 848
Fresenius SE & Co KGaA 29,039 1,099
Lonza Group AG 5,163 4,163
Medibank Pvt Ltd 190,935 467
NMC Health PLC
(d),(g)
7,238 —
Orpea SA 3,585 339
Ramsay Health Care Ltd 12,695 601
Ryman Healthcare Ltd 29,466 246
Sonic Healthcare Ltd 31,499 952
$ 10,306
Holding Companies - Diversified - 0 .19%
CK Hutchison Holdings Ltd 187,132 1,172
Jardine Matheson Holdings Ltd 15,011 849
Swire Pacific Ltd 34,500 190
$ 2,211
Home Builders - 0 .45%
Barratt Developments PLC 70,669 654
Berkeley Group Holdings PLC
(d)
7,793 444
Daiwa House Industry Co Ltd 39,300 1,141
Iida Group Holdings Co Ltd 10,220 211
Open House Co Ltd 5,600 317
Persimmon PLC 22,124 804
Sekisui Chemical Co Ltd 26,200 426
Sekisui House Ltd 42,800 832
Taylor Wimpey PLC 252,816 531
$ 5,360
Home Furnishings - 1 .21%
Electrolux AB
(d)
15,638 351
GN Store Nord AS 8,622 497
Hoshizaki Corp 3,700 281
Panasonic Corp 153,200 1,670
Rational AG 355 327
SEB SA 1,918 284
Sharp Corp/Japan 14,800 165
Sony Group Corp 87,500 10,676
$ 14,251
Insurance - 4 .51%
Admiral Group PLC 13,386 526
Aegon NV 123,912 547
Ageas SA/NV 11,921 616
AIA Group Ltd 838,800 8,830
Allianz SE 28,585 6,204
Assicurazioni Generali SpA 76,732 1,537
Aviva PLC 271,182 1,384
AXA SA 134,191 3,689
Baloise Holding AG 3,214 479
CNP Assurances 11,902 290
Dai-ichi Life Holdings Inc 69,800 1,398

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Gjensidige Forsikring ASA 13,866 $ 314
Hannover Rueck SE 4,180 731
Insurance Australia Group Ltd 170,906 537
Japan Post Holdings Co Ltd 169,900 1,280
Japan Post Insurance Co Ltd 13,900 215
Legal & General Group PLC 413,893 1,546
M&G PLC 180,252 447
MS&AD Insurance Group Holdings Inc 30,900 901
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,713 2,612
NN Group NV 18,733 931
Phoenix Group Holdings PLC 45,041 382
Prudential PLC 181,340 3,063
QBE Insurance Group Ltd 102,273 841
Sampo Oyj 34,578 1,697
Sompo Holdings Inc 22,050 906
Suncorp Group Ltd 88,948 682
Swiss Life Holding AG 2,186 1,255
Swiss Re AG 20,912 1,963
T&D Holdings Inc 37,400 440
Tokio Marine Holdings Inc 43,600 2,190
Tryg A/S 24,964 605
Zurich Insurance Group AG 10,432 4,289
$ 53,327
Internet - 1 .61%
Adevinta ASA - B Shares
(d)
17,808 254
Auto Trader Group PLC
(f)
66,472 646
CyberAgent Inc 28,100 517
Delivery Hero SE
(d),(f)
11,232 1,491
Fiverr International Ltd
(d)
2,026 287
Just Eat Takeaway.com NV
(d),(f)
12,499 783
Kakaku.com Inc 9,300 260
M3 Inc 30,600 1,645
Mercari Inc
(d)
7,100 428
MonotaRO Co Ltd 17,400 343
Prosus NV
(d)
64,695 5,199
Rakuten Group Inc 60,200 614
Scout24 SE
(f)
6,067 403
Sea Ltd ADR
(d)
9,551 2,751
SEEK Ltd 23,288 571
Trend Micro Inc/Japan 9,300 536
United Internet AG 6,726 252
Wix.com Ltd
(d)
3,884 593
Z Holdings Corp 185,900 1,230
ZOZO Inc 8,600 273
$ 19,076
Investment Companies - 0 .73%
Eurazeo SE 2,750 225
EXOR NV 7,520 659
Groupe Bruxelles Lambert SA 7,832 851
Industrivarden AB - A Shares 9,258 275
Industrivarden AB - C Shares 11,073 326
Investor AB - A Shares 34,574 835
Investor AB - B Shares 126,315 2,935
Kinnevik AB - B Shares
(d)
16,789 599
L E Lundbergforetagen AB 5,270 289
Melrose Industries PLC 303,140 582
Sofina SA 1,069 497
Washington H Soul Pattinson & Co Ltd 15,013 331
Wendel SE 1,860 213
$ 8,617
Iron & Steel - 0 .44%
ArcelorMittal SA 46,543 1,263
BlueScope Steel Ltd 34,930 485
Evraz PLC 35,397 270
Fortescue Metals Group Ltd 117,405 1,410
Hitachi Metals Ltd
(d)
14,900 277
JFE Holdings Inc 34,100 389
Nippon Steel Corp 59,477 877
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
voestalpine AG 8,047 $ 272
$ 5,243
Leisure Products & Services - 0 .21%
Shimano Inc 5,200 1,438
Yamaha Corp 9,300 478
Yamaha Motor Co Ltd 20,600 518
$ 2,434
Lodging - 0 .28%
Accor SA
(d)
11,810 350
City Developments Ltd 28,500 146
Crown Resorts Ltd
(d)
25,822 202
Galaxy Entertainment Group Ltd
(d)
151,000 821
InterContinental Hotels Group PLC
(d)
12,703 755
Melco Resorts & Entertainment Ltd ADR
(d)
14,973 146
Sands China Ltd
(d)
168,800 386
Whitbread PLC
(d)
14,004 522
$ 3,328
Machinery - Construction & Mining - 1 .01%
Epiroc AB - A Shares 45,690 1,106
Epiroc AB - B Shares 27,037 544
Hitachi Construction Machinery Co Ltd 7,500 217
Hitachi Ltd 67,200 3,937
Komatsu Ltd 60,700 1,373
Mitsubishi Electric Corp 126,700 1,583
Mitsubishi Heavy Industries Ltd 22,300 500
Sandvik AB 78,270 1,932
Siemens Energy AG
(d)
27,709 738
$ 11,930
Machinery - Diversified - 2 .52%
Atlas Copco AB - A Shares 46,557 2,848
Atlas Copco AB - B Shares 27,054 1,405
CNH Industrial NV 70,946 1,165
Daifuku Co Ltd 7,100 567
FANUC Corp 13,300 2,607
GEA Group AG 10,638 538
Hexagon AB 136,586 1,986
Husqvarna AB 29,011 409
Keyence Corp 13,460 8,313
KION Group AG 5,003 538
Kone Oyj 23,565 1,548
Kornit Digital Ltd
(d)
3,207 497
Kubota Corp 71,400 1,486
Miura Co Ltd 6,100 213
Omron Corp 12,900 1,240
SMC Corp 4,000 2,554
Spirax-Sarco Engineering PLC 5,115 1,061
Yaskawa Electric Corp 16,700 745
$ 29,720
Media - 0 .39%
Bollore SA 61,304 329
Informa PLC
(d)
104,212 645
Pearson PLC
(e)
52,455 415
Schibsted ASA - A Shares 5,071 226
Schibsted ASA - B Shares 6,750 259
Vivendi SE 53,785 685
Wolters Kluwer NV 18,547 2,086
$ 4,645
Metal Fabrication & Hardware - 0 .23%
MISUMI Group Inc 19,800 835
SKF AB 26,500 605
Tenaris SA 32,739 320
VAT Group AG
(f)
1,871 899
$ 2,659
Mining - 2 .35%
Anglo American PLC 89,591 3,298
Antofagasta PLC 27,340 500
BHP Group Ltd 204,541 5,730
BHP Group PLC 146,430 4,001

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Boliden AB
(d)
18,964 $ 654
Evolution Mining Ltd 127,061 363
Glencore PLC
(d)
692,311 3,287
Newcrest Mining Ltd 56,663 940
Norsk Hydro ASA 93,239 604
Northern Star Resources Ltd 76,683 512
Rio Tinto Ltd 25,737 1,708
Rio Tinto PLC 77,864 4,773
South32 Ltd 324,085 810
Sumitomo Metal Mining Co Ltd 17,100 632
$ 27,812
Miscellaneous Manufacturers - 1 .10%
Alfa Laval AB 21,811 842
Alstom SA 21,998 784
JSR Corp 14,200 528
Knorr-Bremse AG 5,030 500
Orica Ltd 28,285 283
Siemens AG 53,037 8,455
Smiths Group PLC 27,481 525
Toshiba Corp 28,400 1,134
$ 13,051
Office & Business Equipment - 0 .36%
Canon Inc 69,500 1,528
FUJIFILM Holdings Corp 25,000 1,967
Ricoh Co Ltd 46,600 411
Seiko Epson Corp 19,400 313
$ 4,219
Oil & Gas - 3 .22%
Aker BP ASA 8,737 275
Ampol Ltd 16,522 335
BP PLC 1,394,967 6,052
DCC PLC 6,838 504
ENEOS Holdings Inc 212,830 790
Eni SpA 174,983 2,306
Equinor ASA 67,757 1,695
Galp Energia SGPS SA 34,753 326
Idemitsu Kosan Co Ltd 14,481 373
Inpex Corp 71,100 582
Lundin Energy AB 13,877 490
Neste Oyj 29,332 1,387
Oil Search Ltd 136,854 368
OMV AG 10,212 542
Repsol SA 100,600 1,112
Royal Dutch Shell PLC - A Shares 284,338 5,948
Royal Dutch Shell PLC - B Shares 255,273 5,349
Santos Ltd 129,977 586
TotalEnergies SE 173,906 8,002
Woodside Petroleum Ltd 66,806 1,014
$ 38,036
Pharmaceuticals - 8 .12%
Amplifon SpA 8,633 420
Astellas Pharma Inc 129,200 2,026
AstraZeneca PLC 107,400 11,775
Bayer AG 68,112 3,435
Chugai Pharmaceutical Co Ltd 46,600 1,510
Daiichi Sankyo Co Ltd 121,600 3,022
Eisai Co Ltd 16,500 997
GlaxoSmithKline PLC 348,847 7,083
Grifols SA 20,681 372
Hikma Pharmaceuticals PLC 12,039 354
Ipsen SA 2,615 255
Kobayashi Pharmaceutical Co Ltd 3,700 291
Kyowa Kirin Co Ltd 18,800 525
Medipal Holdings Corp 12,700 228
Merck KGaA 8,960 2,214
Nippon Shinyaku Co Ltd 3,400 252
Novartis AG 151,901 12,107
Novo Nordisk A/S 116,747 12,498
Ono Pharmaceutical Co Ltd 25,700 567
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Orion Oyj 7,359 $ 303
Otsuka Holdings Co Ltd 27,100 982
Recordati Industria Chimica e Farmaceutica SpA 7,250 455
Roche Holding AG
(e)
2,219 920
Roche Holding AG 48,709 19,016
Sanofi 78,835 7,494
Santen Pharmaceutical Co Ltd 25,000 331
Shionogi & Co Ltd 18,400 1,285
Sumitomo Dainippon Pharma Co Ltd 12,400 151
Taisho Pharmaceutical Holdings Co Ltd 2,600 128
Takeda Pharmaceutical Co Ltd 109,700 2,935
Teva Pharmaceutical Industries Ltd ADR
(d)
76,429 631
UCB SA 8,766 959
Vifor Pharma AG 3,380 379
$ 95,900
Pipelines - 0 .05%
APA Group 81,803 553
Private Equity - 0 .47%
3i Group PLC 67,473 1,238
Capitaland Investment Ltd/Singapore
(d)
183,000 451
EQT AB 20,515 1,206
Partners Group Holding AG 1,574 2,716
$ 5,611
Real Estate - 1 .24%
Aroundtown SA 69,266 415
Azrieli Group Ltd 2,942 268
CK Asset Holdings Ltd 139,632 799
Daito Trust Construction Co Ltd 4,600 498
ESR Cayman Ltd
(d),(f)
138,200 456
Fastighets AB Balder
(d)
7,292 545
Hang Lung Properties Ltd 140,000 277
Henderson Land Development Co Ltd 100,982 413
Hongkong Land Holdings Ltd 80,906 436
Hulic Co Ltd 26,300 249
LEG Immobilien SE 5,049 706
Mitsubishi Estate Co Ltd 82,100 1,128
Mitsui Fudosan Co Ltd 63,600 1,307
New World Development Co Ltd 105,750 418
Nomura Real Estate Holdings Inc 8,200 178
REA Group Ltd 3,664 419
Sagax AB 11,165 437
Sino Land Co Ltd 229,073 273
Sumitomo Realty & Development Co Ltd 21,500 671
Sun Hung Kai Properties Ltd 90,000 1,096
Swire Properties Ltd 81,200 193
Swiss Prime Site AG 5,267 499
UOL Group Ltd 32,300 162
Vonovia SE 37,984 2,108
Vonovia SE - Rights
(d)
37,984 134
Wharf Real Estate Investment Co Ltd 116,000 586
$ 14,671
REITs - 1 .33%
Ascendas Real Estate Investment Trust 232,550 497
British Land Co PLC/The 61,038 413
CapitaLand Integrated Commercial Trust 336,938 519
Covivio 3,607 299
Daiwa House REIT Investment Corp 152 435
Dexus 74,569 589
Gecina SA 3,183 429
GLP J-Reit 295 470
Goodman Group 115,274 2,012
GPT Group/The 132,808 496
Japan Metropolitan Fund Invest 485 418
Japan Real Estate Investment Corp 87 503
Klepierre SA 14,092 297
Land Securities Group PLC 48,837 471
Link REIT 144,900 1,256
Mapletree Commercial Trust 150,000 224
Mapletree Logistics Trust 208,500 284

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Logistics Trust - Rights
(d)
7,714 $ —
Mirvac Group 273,344 553
Nippon Building Fund Inc 104 643
Nippon Prologis REIT Inc
(d)
144 470
Nomura Real Estate Master Fund Inc 295 421
Orix JREIT Inc 182 290
Scentre Group 359,848 788
Segro PLC 83,214 1,555
Stockland 165,502 511
Unibail-Rodamco-Westfield
(d)
8,648 569
Vicinity Centres 268,267 321
$ 15,733
Retail - 2 .07%
Chow Tai Fook Jewellery Group Ltd 139,000 249
Cie Financiere Richemont SA 36,190 5,386
Cosmos Pharmaceutical Corp
(e)
1,300 202
Domino's Pizza Enterprises Ltd 4,200 384
Fast Retailing Co Ltd 4,000 2,368
H & M Hennes & Mauritz AB 50,635 893
Industria de Diseno Textil SA 75,627 2,391
JD Sports Fashion PLC
(d)
179,270 530
Kingfisher PLC 146,390 615
Lawson Inc 3,400 167
McDonald's Holdings Co Japan Ltd
(e)
5,500 245
Moncler SpA 14,232 1,027
Next PLC 9,218 963
Nitori Holdings Co Ltd 5,600 888
Pan Pacific International Holdings Corp 28,600 488
Pandora A/S 6,933 863
Reece Ltd 20,155 333
Ryohin Keikaku Co Ltd 17,500 282
Swatch Group AG/The - BR 2,006 589
Swatch Group AG/The - REG 3,648 208
Tsuruha Holdings Inc 2,700 305
USS Co Ltd 15,200 223
Welcia Holdings Co Ltd 6,500 231
Wesfarmers Ltd 78,610 3,169
Zalando SE
(d),(f)
15,416 1,402
$ 24,401
Semiconductors - 3 .48%
Advantest Corp 13,900 1,213
ASM International NV 3,247 1,460
ASML Holding NV 28,656 22,491
Hamamatsu Photonics KK 9,800 602
Infineon Technologies AG 90,540 4,094
Lasertec Corp 5,200 1,350
Renesas Electronics Corp
(d)
87,200 1,096
Rohm Co Ltd 6,100 566
STMicroelectronics NV 47,348 2,306
SUMCO Corp 23,100 501
Tokyo Electron Ltd 10,400 5,465
$ 41,144
Shipbuilding - 0 .04%
Wartsila OYJ Abp 32,820 455
Software - 1 .63%
AVEVA Group PLC 8,353 357
Capcom Co Ltd 12,200 304
Dassault Systemes SE 46,092 2,778
Embracer Group AB
(d)
32,866 355
Koei Tecmo Holdings Co Ltd 4,060 169
Konami Holdings Corp 6,500 332
Nemetschek SE 4,004 506
Nexon Co Ltd 34,100 677
Oracle Corp Japan 2,700 265
Sage Group PLC/The 73,054 750
SAP SE 72,397 9,278
Sinch AB
(d),(f)
36,211 482
Square Enix Holdings Co Ltd 6,000 314
Temenos AG 4,655 595
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
TIS Inc 15,600 $ 481
Ubisoft Entertainment SA
(d)
6,427 329
WiseTech Global Ltd 10,139 371
Xero Ltd
(d)
9,267 941
$ 19,284
Telecommunications - 3 .15%
BT Group PLC 618,872 1,303
Deutsche Telekom AG 231,077 4,070
Elisa Oyj 9,862 592
Hikari Tsushin Inc 1,400 203
HKT Trust & HKT Ltd 262,980 356
KDDI Corp 111,900 3,247
Koninklijke KPN NV 233,106 687
Nice Ltd
(d)
4,376 1,271
Nippon Telegraph & Telephone Corp 89,400 2,460
Nokia OYJ
(d)
373,805 2,095
Orange SA 138,317 1,487
Proximus SADP 10,574 192
Singapore Telecommunications Ltd 572,600 986
SoftBank Corp 199,200 2,742
SoftBank Group Corp 83,600 4,393
Spark New Zealand Ltd 129,448 405
Swisscom AG 1,796 998
Tele2 AB 34,724 495
Telecom Italia SpA/Milano 690,812 359
Telefonaktiebolaget LM Ericsson 202,358 2,034
Telefonica Deutschland Holding AG 72,365 193
Telefonica SA 351,796 1,596
Telenor ASA 48,513 717
Telia Co AB 184,297 712
Telstra Corp Ltd 288,596 832
Vodafone Group PLC 1,917,310 2,780
$ 37,205
Toys, Games & Hobbies - 0 .38%
Bandai Namco Holdings Inc 13,900 1,082
Nintendo Co Ltd 7,800 3,440
$ 4,522
Transportation - 1 .71%
AP Moller - Maersk A/S - A 218 624
AP Moller - Maersk A/S - B 402 1,210
Aurizon Holdings Ltd 127,616 305
Central Japan Railway Co 10,000 1,375
Deutsche Post AG 68,724 4,059
DSV A/S 14,142 3,079
East Japan Railway Co 21,000 1,287
Getlink SE 30,506 451
Hankyu Hanshin Holdings Inc 15,900 471
InPost SA
(d)
13,902 155
Keio Corp 7,100 319
Keisei Electric Railway Co Ltd 9,000 246
Kintetsu Group Holdings Co Ltd
(d)
11,900 342
Kuehne + Nagel International AG 3,767 1,077
MTR Corp Ltd 107,500 573
Nippon Express Co Ltd 5,300 302
Nippon Yusen KK 11,100 719
Odakyu Electric Railway Co Ltd 20,500 395
Poste Italiane SpA
(f)
36,222 455
SG Holdings Co Ltd 22,200 490
SITC International Holdings Co Ltd 92,000 367
Tobu Railway Co Ltd 13,100 296
Tokyu Corp 34,700 480
West Japan Railway Co 14,900 642
Yamato Holdings Co Ltd 20,300 448
$ 20,167
Water - 0 .28%
Severn Trent PLC 17,348 665
Suez SA 24,380 545
United Utilities Group PLC 47,276 679

Schedule of Investments
International Equity Index Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
Veolia Environnement SA 45,445 $ 1,457
$ 3,346
TOTAL COMMON STOCKS $ 1,137,273
PREFERRED STOCKS - 0 .51 % Shares Held Value (000's)
Automobile Manufacturers - 0 .30%
Bayerische Motoren Werke AG 1.92% 4,000 $ 314
Porsche Automobil Holding SE 2.21% 10,617 891
Volkswagen AG 4.86% 12,866 2,350
$ 3,555
Chemicals - 0 .02%
FUCHS PETROLUB SE 0.99% 4,820 216
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 12,353 975
Electronics - 0 .11%
Sartorius AG 0.71% 1,817 1,250
TOTAL PREFERRED STOCKS $ 5,996
Total Investments $ 1,183,733
Other Assets and Liabilities -  (0.17)% (2,037)
TOTAL NET ASSETS - 100.00% $ 1,181,696
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,881 or
0.58% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,414 or 0.54% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,740 or 1.92% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .44%
United Kingdom 12 .07%
France 10 .76%
Switzerland 10 .42%
Germany 8 .40%
Australia 6 .82%
Netherlands 6 .17%
Sweden 3 .58%
United States 3 .42%
Hong Kong 2 .75%
Denmark 2 .61%
Spain 2 .19%
Italy 1 .97%
Finland 1 .21%
Singapore 1 .20%
Ireland 1 .01%
Belgium 0 .77%
Israel 0 .69%
Norway 0 .63%
New Zealand 0 .29%
Luxembourg 0 .27%
Austria 0 .23%
Portugal 0 .16%
Chile 0 .04%
Jordan 0 .03%
Macao 0 .03%
Poland 0 .01%
United Arab Emirates 0 .00%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,018 $ 119,714 $ 122,549 $ 7,183
$ 10,018 $ 119,714 $ 122,549 $ 7,183
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2021 Long 19 $ 2,124 $ (125)
Total $ (125)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .54 % Shares Held Value (000's)
Money Market Funds - 2 .54%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
5,816,752 $ 5,817
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
22,096,059 22,096
$ 27,913
TOTAL INVESTMENT COMPANIES $ 27,913
COMMON STOCKS - 98 .13 % Shares Held Value (000's)
Advertising - 0 .45%
Stroeer SE & Co KGaA 64,416 $ 4,971
Aerospace & Defense - 1 .08%
CAE Inc
(d)
206,400 4,960
Rheinmetall AG 77,971 6,914
$ 11,874
Agriculture - 0 .40%
Genus PLC 68,778 4,412
Apparel - 0 .92%
boohoo Group PLC
(d)
2,223,923 4,902
Puma SE 25,745 3,111
Yue Yuen Industrial Holdings Ltd
(d)
1,198,000 2,082
$ 10,095
Automobile Parts & Equipment - 1 .84%
CIE Automotive SA 90,122 2,502
Faurecia SE 140,275 6,029
Musashi Seimitsu Industry Co Ltd 107,300 1,672
Toyoda Gosei Co Ltd 220,200 4,390
Toyota Boshoku Corp 96,400 1,897
Yokohama Rubber Co Ltd/The 239,200 3,714
$ 20,204
Banks - 4 .23%
AEON Financial Service Co Ltd 131,800 1,418
Banca Mediolanum SpA 712,468 6,648
Bank of Ireland Group PLC
(d)
1,337,577 7,313
BAWAG Group AG
(d),(e)
99,162 5,759
BPER Banca 3,639,871 6,919
Chiba Bank Ltd/The 805,300 4,672
Fukuoka Financial Group Inc 259,300 4,187
Mediobanca Banca di Credito Finanziario SpA
(f)
623,241 6,894
Paragon Banking Group PLC 403,050 2,774
$ 46,584
Beverages - 0 .63%
Royal Unibrew A/S 65,068 6,935
Biotechnology - 0 .09%
Cellectis SA ADR
(d),(f)
119,749 1,032
Building Materials - 1 .96%
Buzzi Unicem SpA 233,077 4,875
Ibstock PLC
(e)
1,005,876 2,579
ROCKWOOL International A/S 19,260 8,005
Wienerberger AG 165,807 6,104
$ 21,563
Chemicals - 2 .01%
ADEKA Corp 163,600 3,453
Arkema SA 58,797 7,709
Denka Co Ltd 122,600 3,588
Sumitomo Bakelite Co Ltd 158,500 7,382
$ 22,132
Commercial Services - 2 .21%
Hays PLC 1,539,431 3,011
Loomis AB 142,455 3,674
M&A Capital Partners Co Ltd
(d)
40,900 1,977
Nuvei Corp
(d),(e)
15,700 1,546
Persol Holdings Co Ltd 269,400 7,757
Rentokil Initial PLC 408,894 3,330
Sixt SE
(d),(f)
18,533 3,008
$ 24,303
Computers - 5 .20%
BayCurrent Consulting Inc 13,400 5,537
Computacenter PLC 127,700 4,793
CyberArk Software Ltd
(d)
41,217 7,124
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
GB Group PLC 477,912 $ 4,858
Internet Initiative Japan Inc 132,800 5,676
Keywords Studios PLC 124,372 4,480
NET One Systems Co Ltd 196,000 5,862
Nihon Unisys Ltd 90,500 2,607
QT Group Oyj
(d)
27,300 4,138
S&T AG
(f)
147,333 3,175
Sopra Steria Group SACA 25,267 4,489
Teleperformance 10,744 4,419
$ 57,158
Distribution & Wholesale - 1 .14%
Seven Group Holdings Ltd 433,747 6,541
Toromont Industries Ltd 71,404 5,998
$ 12,539
Diversified Financial Services - 3 .29%
Euronext NV
(e)
68,276 6,709
IG Group Holdings PLC 701,419 7,219
Man Group PLC/Jersey 1,883,457 5,381
Mitsubishi HC Capital Inc 332,300 1,560
OSB Group PLC 414,627 2,766
St James's Place PLC 363,860 7,492
Zenkoku Hosho Co Ltd 116,700 5,092
$ 36,219
Electric - 2 .56%
BKW AG 23,971 3,260
Boralex Inc 192,800 5,473
Capital Power Corp 244,800 7,301
Hera SpA 1,571,096 6,036
Northland Power Inc 204,200 6,113
$ 28,183
Electrical Components & Equipment - 1 .84%
Casio Computer Co Ltd 189,600 2,453
Nexans SA 31,106 2,875
Prysmian SpA 224,641 8,329
Signify NV
(e)
144,257 6,586
$ 20,243
Electronics - 0 .86%
Anritsu Corp
(f)
325,900 5,067
Halma PLC 87,398 3,483
Sodick Co Ltd 132,700 894
$ 9,444
Energy - Alternate Sources - 0 .48%
ERG SpA 161,629 5,298
Engineering & Construction - 3 .61%
Arcadis NV 58,666 2,609
Balfour Beatty PLC 1,019,789 3,169
Downer EDI Ltd 1,475,279 5,908
EXEO Group Inc 291,500 6,175
Kumagai Gumi Co Ltd 59,900 1,383
Kyudenko Corp 64,100 1,891
Mirait Holdings Corp 201,600 3,484
Penta-Ocean Construction Co Ltd 736,800 4,211
SPIE SA 213,866 5,353
Stantec Inc 101,600 5,500
$ 39,683
Entertainment - 1 .42%
Entain PLC
(d)
308,239 6,851
Sega Sammy Holdings Inc 442,200 7,179
Tokyotokeiba Co Ltd 46,700 1,637
$ 15,667
Food - 3 .70%
AAK AB 215,010 4,308
Cranswick PLC 62,625 2,964
Empire Co Ltd 196,600 5,637
HelloFresh SE
(d)
36,175 3,669
House Foods Group Inc 79,000 1,936
J Sainsbury PLC 1,708,309 6,276
Morinaga Milk Industry Co Ltd 146,100 6,951

Schedule of Investments
International Small Company Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Sonae SGPS SA 3,077,133 $ 3,297
SSP Group Plc
(d)
659,410 1,887
Toyo Suisan Kaisha Ltd 93,900 3,800
$ 40,725
Forest Products & Paper - 1 .26%
Interfor Corp 138,400 3,456
Sumitomo Forestry Co Ltd 368,400 7,383
West Fraser Timber Co Ltd 36,400 2,993
$ 13,832
Hand & Machine Tools - 0 .67%
Amada Co Ltd 785,300 7,321
Healthcare - Products - 0 .99%
Carl Zeiss Meditec AG 13,768 2,759
Tecan Group AG 13,611 8,111
$ 10,870
Healthcare - Services - 1 .07%
Evotec SE
(d)
171,480 8,118
ICON PLC
(d)
13,515 3,655
$ 11,773
Holding Companies - Diversified - 0 .35%
Swire Pacific Ltd 687,500 3,796
Home Builders - 0 .51%
Redrow PLC 658,826 5,658
Insurance - 1 .56%
ASR Nederland NV 221,198 9,446
Conduit Holdings Ltd 282,913 1,520
SCOR SE 198,052 6,217
$ 17,183
Internet - 2 .45%
Auto1 Group SE
(d),(e)
113,828 3,193
Criteo SA ADR
(d)
72,553 2,725
flatexDEGIRO AG
(d)
237,848 5,709
Future PLC 196,308 9,370
Scout24 SE
(e)
71,948 4,775
Victorian Plumbing Group PLC
(d)
569,128 1,182
$ 26,954
Iron & Steel - 0 .34%
APERAM SA 77,071 3,703
Lodging - 0 .30%
Whitbread PLC
(d)
87,531 3,263
Machinery - Construction & Mining - 0 .53%
Weir Group PLC/The 262,865 5,793
Machinery - Diversified - 3 .62%
ATS Automation Tooling Systems Inc
(d)
173,000 6,456
CKD Corp 196,000 3,818
Georg Fischer AG 2,753 4,009
Husqvarna AB 567,076 7,984
IMI PLC 332,513 7,515
KION Group AG 70,790 7,611
Sumitomo Heavy Industries Ltd 53,500 1,181
Vesuvius PLC 219,751 1,205
$ 39,779
Media - 1 .37%
ITV PLC
(d)
4,993,154 7,336
Nine Entertainment Co Holdings Ltd 3,731,703 7,742
$ 15,078
Metal Fabrication & Hardware - 1 .80%
Hanwa Co Ltd 76,200 2,058
Reliance Worldwide Corp Ltd 1,761,447 7,647
VAT Group AG
(e)
21,009 10,092
$ 19,797
Mining - 3 .54%
Argonaut Gold Inc
(d)
769,900 2,109
Capstone Mining Corp
(d)
162,100 796
Constellium SE
(d)
475,419 8,353
IGO Ltd 235,877 1,747
Lynas Rare Earths Ltd
(d)
207,312 1,299
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
NRW Holdings Ltd 1,297,880 $ 1,600
Orocobre Ltd
(d)
1,003,945 7,215
OZ Minerals Ltd 96,107 1,768
Perenti Global Ltd 2,139,614 1,244
SSR Mining Inc 487,534 8,850
Wesdome Gold Mines Ltd
(d)
410,100 4,013
$ 38,994
Miscellaneous Manufacturers - 1 .36%
Aalberts NV 108,873 6,695
Trelleborg AB 362,749 8,235
$ 14,930
Office & Business Equipment - 0 .40%
Canon Marketing Japan Inc 150,800 2,911
Sato Holdings Corp 81,400 1,522
$ 4,433
Oil & Gas - 2 .41%
ARC Resources Ltd 494,800 4,342
Lundin Energy AB 204,073 7,212
Parex Resources Inc 406,767 6,521
Tourmaline Oil Corp 254,900 8,482
$ 26,557
Packaging & Containers - 1 .56%
DS Smith PLC 1,821,459 8,686
SIG Combibloc Group AG
(d)
322,866 8,511
$ 17,197
Pharmaceuticals - 3 .37%
ALK-Abello A/S
(d)
8,674 4,354
CVS Group PLC 200,311 5,867
Dechra Pharmaceuticals PLC 153,708 10,336
Hikma Pharmaceuticals PLC 200,718 5,900
Nippon Shinyaku Co Ltd 75,000 5,553
Ship Healthcare Holdings Inc 125,600 2,799
Towa Pharmaceutical Co Ltd 98,000 2,268
$ 37,077
Pipelines - 0 .27%
Keyera Corp
(f)
137,700 3,025
Private Equity - 1 .22%
Intermediate Capital Group PLC 337,062 9,363
JAFCO Group Co ltd 65,500 4,093
$ 13,456
Real Estate - 2 .49%
CA Immobilien Anlagen AG 66,899 2,748
Castellum AB 118,184 3,329
Hysan Development Co Ltd 1,229,000 3,747
Kojamo Oyj 4,775 110
Samhallsbyggnadsbolaget i Norden AB 863,660 6,307
TAG Immobilien AG 177,019 4,906
Tokyu Fudosan Holdings Corp 1,208,500 6,227
$ 27,374
REITs - 7 .99%
Canadian Apartment Properties REIT 120,800 5,377
Centuria Industrial REIT 742,352 1,967
Charter Hall Group 819,375 11,132
Cofinimmo SA 17,867 2,810
Derwent London PLC 75,051 3,402
First Capital Real Estate Investment Trust 300,700 4,124
Frasers Logistics & Commercial Trust 5,720,000 6,153
GLP J-Reit 4,139 6,595
Granite Real Estate Investment Trust 55,400 4,274
Japan Hotel REIT Investment Corp 9,834 5,086
Kenedix Residential Next Investment Corp 1,357 2,470
Keppel DC REIT 2,883,400 4,956
Mapletree Industrial Trust 2,920,625 5,642
Mirvac Group 3,191,209 6,461
Mitsui Fudosan Logistics Park Inc 1,138 5,864
NIPPON REIT Investment Corp 633 2,356
Summit Industrial Income REIT 253,900 4,476

Schedule of Investments
International Small Company Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Warehouses De Pauw CVA 102,745 $ 4,772
$ 87,917
Retail - 6 .13%
ABC-Mart Inc 52,300 2,456
B&M European Value Retail SA 1,151,258 9,502
Cosmos Pharmaceutical Corp
(f)
39,800 6,176
Eagers Automotive Ltd 149,921 1,481
Grafton Group PLC 369,747 5,749
JD Sports Fashion PLC
(d)
2,451,915 7,251
Man Wah Holdings Ltd 1,821,200 2,864
Moncler SpA 43,955 3,173
Ryohin Keikaku Co Ltd 322,000 5,196
Seria Co Ltd 174,800 5,315
Shop Apotheke Europe NV
(d),(e)
24,123 4,371
Super Retail Group Ltd 535,289 4,749
WH Smith PLC
(d)
111,499 1,960
Zur Rose Group AG
(d)
19,005 7,195
$ 67,438
Semiconductors - 3 .26%
Alphawave IP Group PLC
(d),(f)
1,084,143 2,820
ASM International NV 9,991 4,491
Nova Ltd
(d)
43,451 5,586
Tokyo Ohka Kogyo Co Ltd 127,300 7,938
Tower Semiconductor Ltd
(d)
163,005 5,783
Ulvac Inc 163,000 9,301
$ 35,919
Shipbuilding - 0 .55%
Yangzijiang Shipbuilding Holdings Ltd 6,419,100 6,094
Software - 2 .18%
Descartes Systems Group Inc/The
(d)
75,500 6,070
LINK Mobility Group Holding ASA
(d)
432,510 980
Open Text Corp 67,400 3,195
Pro Medicus Ltd 111,478 4,918
Sophia Genetics SA
(d),(f)
64,175 897
TIS Inc 258,000 7,953
$ 24,013
Storage & Warehousing - 0 .35%
Safestore Holdings PLC 215,663 3,820
Telecommunications - 1 .01%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
5,006,432 7,105
Eutelsat Communications SA
(f)
316,652 4,011
$ 11,116
Transportation - 3 .30%
ComfortDelGro Corp Ltd 4,827,600 4,840
Kamigumi Co Ltd 327,800 6,043
Nippon Express Co Ltd 90,400 5,146
PostNL NV 1,607,253 6,865
Sankyu Inc 138,400 5,481
TFI International Inc 79,400 7,884
$ 36,259
TOTAL COMMON STOCKS $ 1,079,683
PREFERRED STOCKS - 0 .34 % Shares Held Value (000's)
Machinery - Diversified - 0 .34%
Jungheinrich AG 0.43% 79,547 $ 3,728
TOTAL PREFERRED STOCKS $ 3,728
Total Investments $ 1,111,324
Other Assets and Liabilities -  (1.01)% (11,107)
TOTAL NET ASSETS - 100.00% $ 1,100,217
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,027 or 2.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,610 or 4.15% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $21,702 or 1.97% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .69%
United Kingdom 16 .58%
Canada 11 .52%
Australia 5 .87%
Germany 5 .67%
France 4 .83%
Italy 4 .38%
Netherlands 4 .35%
Switzerland 3 .83%
Sweden 3 .74%
United States 3 .42%
Israel 2 .33%
Singapore 1 .96%
Ireland 1 .93%
Denmark 1 .76%
Austria 1 .62%
Hong Kong 1 .14%
Belgium 0 .69%
China 0 .55%
Jordan 0 .54%
Finland 0 .39%
Luxembourg 0 .34%
Portugal 0 .30%
Spain 0 .23%
Bermuda 0 .14%
Malaysia 0 .12%
Norway 0 .09%
Other Assets and Liabilities
( 1 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Small Company Fund
November 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 36,399 $ 129,428 $ 143,731 $ 22,096
$ 36,399 $ 129,428 $ 143,731 $ 22,096
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.82% Shares Held Value (000's)
Exchange-Traded Funds - 0.82%
iShares Short-Term National Muni Bond ETF 1,000 $ 108
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
14,839 890
VanEck High Yield Muni ETF 7,341 458
VanEck Short High Yield Muni ETF 1,000 25
$ 1,481
TOTAL INVESTMENT COMPANIES $ 1,481
MUNICIPAL BONDS - 102.88%
Principal
Amount (000's) Value (000's)
Alabama - 3.02%
Columbia Industrial Development Board
0.05%, 12/01/2037
(a)
$ 1,300 $ 1,300
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,500 2,009
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 1,001
5.25%, 05/01/2044
(b)
1,000 1,155
$ 5,465
Alaska - 1.27%
Northern Tobacco Securitization Corp
4.00%, 06/01/2050 1,000 1,151
4.00%, 06/01/2050 1,000 1,139
$ 2,290
Arizona - 2.87%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(b)
1,000 796
Navajo Nation
5.50%, 12/01/2030
(b)
2,500 2,797
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,585
$ 5,178
Arkansas - 0.61%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(b)
1,000 1,104
California - 5.20%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 537
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(b)
1,000 1,215
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,010
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(c)
793 1,045
5.00%, 05/15/2036
(c)
707 929
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(b)
2,000 1,838
4.00%, 08/01/2056
(b)
1,000 1,035
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,424
$ 9,404
Colorado - 6.42%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(b)
1,000 1,050
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,358
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,164
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,079
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
683 841
4.00%, 12/15/2036
(c),(d)
1,820 2,234
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 $ 500 $ 542
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(b)
2,000 2,264
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,000 1,077
$ 11,609
Connecticut - 1.04%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
1,800 1,886
District of Columbia - 0.63%
District of Columbia
4.00%, 07/01/2039 1,000 1,140
Florida - 7.83%
County of Broward FL
0.05%, 12/01/2048
(a)
500 500
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 4,188
7.38%, 01/01/2049
(b)
3,750 4,088
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
2,999 3,603
Ocean Highway & Port Authority
5.50%, 12/01/2049
(b)
1,500 1,525
Orange County Housing Finance Authority
7.00%, 10/01/2025 250 251
$ 14,155
Georgia - 3.27%
George L Smith II Congress Center Authority
4.00%, 01/01/2054 1,000 1,133
5.00%, 01/01/2054
(b)
2,000 2,326
Municipal Electric Authority of Georgia (credit
support from Assured Guaranty Municipal Corp )
5.00%, 01/01/2062
(d)
2,000 2,450
$ 5,909
Guam - 1.41%
Territory of Guam
4.00%, 01/01/2042 2,250 2,540
Illinois - 12.28%
City of Chicago IL
5.50%, 01/01/2042 300 343
5.50%, 01/01/2049 1,000 1,244
6.00%, 01/01/2038 1,900 2,354
7.46%, 02/15/2026 1,595 1,238
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 860
5.00%, 01/01/2039 1,200 1,348
Illinois Finance Authority
0.00%, 12/01/2042
(e),(f)
94 —
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,209
5.00%, 06/15/2029 1,000 1,230
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
4,991 5,767
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,202
5.00%, 06/15/2057 500 583
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
1,000 1,178
State of Illinois
5.00%, 11/01/2028 500 604
5.00%, 03/01/2046 1,450 1,799
5.50%, 07/01/2027 1,150 1,242
$ 22,201

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana - 0.86%
City of Whiting IN
3.00%, 11/01/2051 $ 1,000 $ 1,026
Indiana Finance Authority
0.02%, 02/01/2035
(a)
200 200
Town of Shoals IN
7.25%, 11/01/2043 300 321
$ 1,547
Iowa - 0.64%
Iowa Tobacco Settlement Authority
4.00%, 06/01/2049 1,000 1,154
Louisiana - 4.48%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(b)
905 995
5.50%, 11/01/2039
(b)
800 914
5.65%, 11/01/2037
(b)
1,000 1,193
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(b)
3,000 3,960
Parish of St John the Baptist LA
2.10%, 06/01/2037
(a)
1,000 1,033
$ 8,095
Maine - 0.62%
Finance Authority of Maine
5.25%, 01/01/2025
(b)
1,000 1,114
Maryland - 0.36%
City of Westminster MD
6.25%, 07/01/2044 600 656
Michigan - 3.16%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,223
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 935 1,059
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,145
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,145
5.00%, 11/15/2049 1,000 1,140
$ 5,712
Missouri - 0.90%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
400 513
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,112
$ 1,625
Montana - 0.85%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,529
Nevada - 1.46%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,396 1,685
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(b)
981 956
$ 2,641
New Hampshire - 1.48%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(b)
1,000 1,065
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,603
$ 2,668
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey - 4.53%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 $ 250 $ 272
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 590
5.00%, 06/15/2047 500 591
5.25%, 06/15/2040 55 64
5.25%, 06/15/2040 945 1,082
5.63%, 11/15/2030 1,500 1,650
5.75%, 09/15/2027 500 514
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,271
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,161
$ 8,195
New York - 8.89%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 451
New York State Bridge Authority
4.00%, 01/01/2046 725 862
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,166
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 1,087
4.00%, 10/01/2030 1,000 1,168
4.00%, 12/01/2042 1,000 1,148
4.00%, 04/30/2053 1,000 1,137
5.00%, 01/01/2036 1,000 1,193
5.38%, 08/01/2036 1,000 1,259
Suffolk Tobacco Asset Securitization Corp
4.00%, 06/01/2050 650 762
Troy Capital Resource Corp
4.00%, 09/01/2035 180 214
4.00%, 09/01/2036 280 333
Westchester County Local Development Corp
5.00%, 07/01/2041
(b)
1,000 1,086
5.00%, 07/01/2056
(b)
1,250 1,334
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(b)
1,340 1,345
4.13%, 12/01/2041
(b)
1,500 1,521
$ 16,066
Ohio - 4.64%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,900 3,328
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(b)
1,000 1,053
4.50%, 12/01/2055
(b)
1,000 1,064
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(b)
1,500 1,525
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(b)
1,000 1,156
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(f)
1,000 267
$ 8,393
Oklahoma - 1.30%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,228
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,126
$ 2,354
Oregon - 0.12%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 215
Pennsylvania - 3.53%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 545

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042
(g)
$ 1,000 $ 1,236
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,248
5.00%, 06/01/2035 1,000 1,217
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,084
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,057
$ 6,387
Puerto Rico - 0.94%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(e)
1,805 1,697
South Carolina - 2.02%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 545
6.50%, 06/01/2051
(b)
3,000 3,107
$ 3,652
South Dakota - 0.28%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
500 500
Tennessee - 3.94%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,183
5.00%, 10/01/2035 500 554
Metropolitan Government Nashville & Davidson
County Industrial Development Board
0.00%, 06/01/2043
(b),(e)
2,750 1,040
4.00%, 06/01/2051
(b)
1,000 1,029
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2054 2,000 2,460
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(b)
750 857
$ 7,123
Texas - 6.13%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,598
North Texas Tollway Authority
5.00%, 01/01/2045 615 690
5.00%, 01/01/2048 500 592
Port Beaumont Navigation District
3.00%, 01/01/2050
(b)
2,000 1,955
4.00%, 01/01/2050
(b)
3,500 3,607
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,990 2,295
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 334
$ 11,071
Utah - 0.83%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,494
Vermont - 0.84%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(b)
1,300 1,515
Virginia - 0.62%
Virginia Small Business Financing Authority
4.00%, 12/01/2036 1,000 1,128
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Washington - 0.64%
Washington State Housing Finance Commission
3.50%, 12/20/2035 $ 993 $ 1,151
Wisconsin - 2.97%
Public Finance Authority
4.00%, 03/31/2056 1,165 1,278
5.00%, 01/01/2024 500 542
5.00%, 12/01/2025 1,200 1,386
5.00%, 09/01/2039
(b)
1,000 1,146
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 45 45
6.00%, 07/01/2028 170 170
6.50%, 07/01/2033 300 300
7.00%, 07/01/2043 500 500
$ 5,367
TOTAL MUNICIPAL BONDS $ 185,930
Total Investments $ 187,411
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.88)%
Notes with interest rates of 0.08% - 0.24% at
November 30, 2021 and contractual maturity of
collateral from 2024-2036.
(h)
$ (8,816) (8,816)
Total Net Investments $ 178,595
Other Assets and Liabilities -  1.18% 2,139
TOTAL NET ASSETS - 100.00% $ 180,734
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,332 or 32.83% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 84.73%
General Obligation Unlimited 5.82%
Insured 3.98%
Tax Allocation 3.47%
Prerefunded 1.42%
General Obligation Limited 1.35%
Special Assessment 1.15%
Investment Companies 0.82%
Certificate Participation 0.68%
Special Tax 0.28%
Liability For Floating Rate Notes Issued (4.88)%
Other Assets and Liabilities
1.18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .13 % Shares Held Value (000's)
Money Market Funds - 2 .13%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
77,802,185 $ 77,802
TOTAL INVESTMENT COMPANIES $ 77,802
COMMON STOCKS - 97 .61 % Shares Held Value (000's)
Aerospace & Defense - 0 .81%
Bharat Electronics Ltd 10,903,400 $ 29,567
Agriculture - 0 .48%
Tongwei Co Ltd 2,480,960 17,480
Apparel - 0 .68%
Makalot Industrial Co Ltd 1,211,000 10,106
Shenzhou International Group Holdings Ltd 779,000 14,628
$ 24,734
Automobile Manufacturers - 0 .69%
Kia Corp 386,000 25,263
Automobile Parts & Equipment - 0 .41%
Fangda Special Steel Technology Co Ltd 13,269,000 15,063
Banks - 10 .66%
Absa Group Ltd 1,921,000 16,129
Bank of Chengdu Co Ltd 15,603,000 27,366
Bank of China Ltd 142,200,000 49,377
China Merchants Bank Co Ltd 12,087,500 93,641
FirstRand Ltd 6,781,000 23,714
Grupo Financiero Banorte SAB de CV 6,499,500 38,720
Powszechna Kasa Oszczednosci Bank Polski SA
(b)
1,170,000 12,365
Sberbank of Russia PJSC ADR 4,025,500 67,836
Shinhan Financial Group Co Ltd 1,093,000 31,786
Siam Commercial Bank PCL/The 4,976,000 17,964
Woori Financial Group Inc 985,000 10,426
$ 389,324
Beverages - 0 .42%
Ambev SA 5,348,000 15,287
Building Materials - 1 .86%
Xinyi Glass Holdings Ltd 10,852,000 26,471
Zhuzhou Kibing Group Co Ltd 16,569,738 41,476
$ 67,947
Chemicals - 8 .40%
Anhui Guangxin Agrochemical Co Ltd 3,909,976 24,860
Coromandel International Ltd 1,608,500 15,826
Formosa Plastics Corp 4,848,000 17,781
Hansol Chemical Co Ltd 97,237 24,532
Huafon Chemical Co Ltd 14,419,915 24,217
Kumho Petrochemical Co Ltd 172,300 22,359
Lier Chemical Co Ltd 2,248,959 10,927
LOTTE Fine Chemical Co Ltd 157,000 10,308
Luxi Chemical Group Co Ltd 6,142,996 14,924
Ningxia Baofeng Energy Group Co Ltd 10,849,933 27,633
Sasol Ltd
(b)
1,118,000 18,377
Satellite Chemical Co Ltd 4,654,923 28,827
Shandong Hualu Hengsheng Chemical Co Ltd 5,304,000 24,593
Sinoma Science & Technology Co Ltd 4,412,947 25,204
Wanhua Chemical Group Co Ltd 1,100,969 16,495
$ 306,863
Coal - 1 .82%
China Shenhua Energy Co Ltd 22,602,000 46,828
Shaanxi Coal Industry Co Ltd 10,441,768 19,535
$ 66,363
Computers - 4 .36%
Asustek Computer Inc 4,657,000 58,878
Infosys Ltd ADR 3,820,418 86,265
LG Corp 213,858 14,153
$ 159,296
Diversified Financial Services - 7 .42%
Chailease Holding Co Ltd 4,488,844 39,713
Fubon Financial Holding Co Ltd 24,922,912 65,325
Hana Financial Group Inc 1,614,000 53,645
KB Financial Group Inc 788,800 35,057
KIWOOM Securities Co Ltd 154,100 12,625
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Korea Investment Holdings Co Ltd 196,500 $ 12,421
Manappuram Finance Ltd 6,260,800 13,607
Muthoot Finance Ltd 1,443,200 27,378
Yuanta Financial Holding Co Ltd 13,480,000 11,453
$ 271,224
Electrical Components & Equipment - 0 .84%
LG Innotek Co Ltd 120,100 30,654
Electronics - 4 .44%
Hon Hai Precision Industry Co Ltd 7,736,400 28,666
Lotes Co Ltd 1,075,085 26,501
Nan Ya Printed Circuit Board Corp 1,009,000 22,539
Q Technology Group Co Ltd 9,494,000 13,359
Samsung Electro-Mechanics Co Ltd 111,800 15,656
Shenzhen Topband Co Ltd 6,879,703 23,289
Silergy Corp 86,000 14,536
TXC Corp 4,686,000 17,715
$ 162,261
Food - 3 .57%
BIM Birlesik Magazalar AS 2,263,000 11,520
Dino Polska SA
(b),(d)
506,300 41,994
JBS SA 10,082,000 63,682
Marfrig Global Foods SA 3,123,000 13,055
$ 130,251
Gas - 2 .52%
China Resources Gas Group Ltd 1,853,000 9,595
ENN Energy Holdings Ltd 3,371,400 63,123
ENN Natural Gas Co Ltd 6,357,000 19,474
$ 92,192
Hand & Machine Tools - 0 .52%
Techtronic Industries Co Ltd 928,000 19,086
Healthcare - Products - 0 .30%
Jafron Biomedical Co Ltd 1,339,948 10,798
Healthcare - Services - 0 .45%
Wuxi Biologics Cayman Inc
(b),(d)
1,226,000 16,538
Home Furnishings - 2 .24%
E Ink Holdings Inc 12,088,300 54,700
Ecovacs Robotics Co Ltd 1,045,920 27,117
$ 81,817
Insurance - 1 .38%
Cathay Financial Holding Co Ltd 14,651,000 31,476
Ping An Insurance Group Co of China Ltd 2,724,300 18,886
$ 50,362
Internet - 6 .39%
Alibaba Group Holding Ltd ADR
(b)
636,800 81,211
NAVER Corp 55,500 17,719
Tencent Holdings Ltd 2,303,605 134,344
$ 233,274
Iron & Steel - 0 .60%
Vale SA 1,779,500 22,053
Mining - 2 .06%
China Hongqiao Group Ltd 7,737,000 7,490
Grupo Mexico SAB de CV 5,091,700 21,207
MMC Norilsk Nickel PJSC ADR 957,346 27,658
NMDC Ltd 10,767,000 19,023
$ 75,378
Miscellaneous Manufacturers - 2 .17%
Elite Material Co Ltd 2,583,000 25,988
Sunny Optical Technology Group Co Ltd 1,768,400 53,266
$ 79,254
Oil & Gas - 3 .41%
Gazprom PJSC ADR 2,043,000 18,123
LUKOIL PJSC ADR 548,000 47,529
Novatek PJSC 102,600 22,382
PetroChina Co Ltd 44,000,000 19,053
PTT Exploration & Production PCL 5,266,000 17,633
$ 124,720

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1 .61%
Changchun High & New Technology Industry
Group Inc
330,563 $ 14,702
CSPC Pharmaceutical Group Ltd 13,771,000 14,277
Shanghai Fosun Pharmaceutical Group Co Ltd 3,286,800 16,983
Sinopharm Group Co Ltd 5,942,000 12,914
$ 58,876
Retail - 1 .91%
Li Ning Co Ltd 3,443,000 38,943
Zhongsheng Group Holdings Ltd 3,780,100 30,962
$ 69,905
Semiconductors - 19 .68%
ASE Technology Holding Co Ltd 2,686,000 9,791
LX Semicon Co Ltd 119,000 10,710
MediaTek Inc 1,736,900 62,964
Novatek Microelectronics Corp 1,245,500 20,739
Parade Technologies Ltd 713,100 54,323
Realtek Semiconductor Corp 2,534,000 50,272
Samsung Electronics Co Ltd 1,578,749 94,766
Taiwan Semiconductor Manufacturing Co Ltd 10,222,956 217,429
Taiwan Semiconductor Manufacturing Co Ltd
ADR
732,417 85,803
United Microelectronics Corp 18,010,000 41,230
Vanguard International Semiconductor Corp 5,728,000 31,912
Will Semiconductor Co Ltd Shanghai 912,936 39,200
$ 719,139
Software - 2 .85%
HCL Technologies Ltd 6,871,300 104,075
Telecommunications - 1 .52%
MTN Group Ltd
(b)
5,520,000 55,681
Textiles - 0 .57%
Tongkun Group Co Ltd 6,673,903 20,698
Transportation - 0 .57%
SITC International Holdings Co Ltd 5,215,000 20,820
TOTAL COMMON STOCKS $ 3,566,243
PREFERRED STOCKS - 0 .51 % Shares Held Value (000's)
Banks - 0 .51%
Banco Bradesco SA 28.09% 5,270,087 $ 18,683
TOTAL PREFERRED STOCKS $ 18,683
Total Investments $ 3,662,728
Other Assets and Liabilities -  (0.25)% (8,964)
TOTAL NET ASSETS - 100.00% $ 3,653,764
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,532 or 1.60% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 33 .24%
Taiwan 25 .48%
Korea, Republic Of 11 .55%
India 8 .10%
Russian Federation 5 .03%
Brazil 3 .63%
United States 3 .62%
South Africa 3 .11%
Hong Kong 2 .07%
Mexico 1 .64%
Poland 1 .49%
Thailand 0 .97%
Turkey 0 .32%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 88,192 $ 389,641 $ 400,031 $ 77,802
$ 88,192 $ 389,641 $ 400,031 $ 77,802
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .50 % Shares Held Value (000's)
Money Market Funds - 1 .50%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
16,514,137 $ 16,514
TOTAL INVESTMENT COMPANIES $ 16,514
COMMON STOCKS - 98 .30 % Shares Held Value (000's)
Advertising - 1 .44%
Interpublic Group of Cos Inc/The 479,919 $ 15,929
Automobile Parts & Equipment - 1 .34%
Linamar Corp 256,999 14,755
Banks - 10 .56%
Bank OZK 648,047 28,974
Cathay General Bancorp 379,596 15,909
Cullen/Frost Bankers Inc 122,459 15,416
East West Bancorp Inc 360,982 27,796
ServisFirst Bancshares Inc 269,063 21,630
Washington Trust Bancorp Inc 127,273 6,847
$ 116,572
Chemicals - 4 .10%
HB Fuller Co 128,628 9,411
Huntsman Corp 535,909 16,983
RPM International Inc 207,131 18,857
$ 45,251
Commercial Services - 0 .76%
John Wiley & Sons Inc 160,603 8,348
Computers - 2 .95%
Amdocs Ltd 344,174 24,030
Leidos Holdings Inc 96,642 8,496
$ 32,526
Consumer Products - 2 .37%
Avery Dennison Corp 106,564 21,853
WD-40 Co 19,408 4,354
$ 26,207
Diversified Financial Services - 4 .61%
Federal Agricultural Mortgage Corp 106,587 12,974
Hamilton Lane Inc 154,366 16,327
Raymond James Financial Inc 219,882 21,612
$ 50,913
Electric - 2 .61%
ALLETE Inc 281,593 16,510
IDACORP Inc 117,875 12,332
$ 28,842
Electrical Components & Equipment - 3 .12%
Energizer Holdings Inc 331,506 12,329
Littelfuse Inc 74,251 22,162
$ 34,491
Electronics - 3 .71%
Hubbell Inc 86,922 17,010
Mesa Laboratories Inc 23,374 7,218
nVent Electric PLC 480,734 16,744
$ 40,972
Engineering & Construction - 0 .64%
Comfort Systems USA Inc 74,011 7,021
Food - 1 .75%
Ingredion Inc 207,198 19,296
Gas - 0 .94%
NiSource Inc 425,928 10,440
Hand & Machine Tools - 4 .19%
Lincoln Electric Holdings Inc 123,629 16,685
MSA Safety Inc 95,935 13,750
Snap-on Inc 76,797 15,813
$ 46,248
Healthcare - Products - 4 .67%
CONMED Corp 191,898 25,227
Hill-Rom Holdings Inc 78,234 12,165
STERIS PLC 64,791 14,159
$ 51,551
Healthcare - Services - 0 .89%
Select Medical Holdings Corp 366,228 9,833
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 3 .25%
LCI Industries 162,342 $ 24,720
MDC Holdings Inc 233,294 11,161
$ 35,881
Insurance - 5 .02%
Assured Guaranty Ltd 339,357 16,618
Fidelity National Financial Inc 545,180 26,665
James River Group Holdings Ltd 320,193 8,466
Kinsale Capital Group Inc 17,952 3,734
$ 55,483
Leisure Products & Services - 4 .84%
Acushnet Holdings Corp 521,219 28,344
Brunswick Corp/DE 266,799 25,055
$ 53,399
Machinery - Diversified - 4 .24%
Albany International Corp 187,498 15,174
Crane Co 146,434 14,137
Nordson Corp 69,110 17,567
$ 46,878
Media - 0 .81%
Cable One Inc 5,034 8,921
Metal Fabrication & Hardware - 1 .25%
Timken Co/The 209,649 13,801
Miscellaneous Manufacturers - 1 .63%
Donaldson Co Inc 147,359 8,315
EnPro Industries Inc 95,390 9,730
$ 18,045
Oil & Gas - 3 .75%
Coterra Energy Inc 798,651 16,037
Diamondback Energy Inc 148,167 15,814
HollyFrontier Corp 295,143 9,539
$ 41,390
Packaging & Containers - 1 .16%
Packaging Corp of America 98,555 12,870
Pharmaceuticals - 0 .77%
Organon & Co 174,389 5,097
Phibro Animal Health Corp 175,010 3,429
$ 8,526
Pipelines - 1 .47%
Targa Resources Corp 313,490 16,186
REITs - 11 .60%
Agree Realty Corp 204,291 13,802
Camden Property Trust 68,210 11,269
CyrusOne Inc 109,287 9,729
EastGroup Properties Inc 88,837 18,096
Four Corners Property Trust Inc 370,627 10,014
Granite Real Estate Investment Trust 241,884 18,658
Medical Properties Trust Inc 762,852 16,241
STORE Capital Corp 436,949 14,393
Terreno Realty Corp 208,202 15,855
$ 128,057
Retail - 1 .10%
Papa John's International Inc 99,376 12,116
Semiconductors - 4 .09%
MKS Instruments Inc 186,470 28,374
Monolithic Power Systems Inc 30,279 16,758
$ 45,132
Shipbuilding - 1 .11%
Huntington Ingalls Industries Inc 69,158 12,276
Software - 0 .31%
ManTech International Corp/VA 51,029 3,467
Toys, Games & Hobbies - 1 .25%
Hasbro Inc 142,068 13,768
TOTAL COMMON STOCKS $ 1,085,391
Total Investments $ 1,101,905
Other Assets and Liabilities -  0.20% 2,205
TOTAL NET ASSETS - 100.00% $ 1,104,110

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 31 .79%
Industrial 21 .05%
Consumer, Cyclical 11 .78%
Consumer, Non-cyclical 11 .21%
Technology 7 .35%
Energy 5 .22%
Basic Materials 4 .10%
Utilities 3 .55%
Communications 2 .25%
Money Market Funds 1 .50%
Other Assets and Liabilities
0 .20%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,632 $ 38,953 $ 35,071 $ 16,514
$ 12,632 $ 38,953 $ 35,071 $ 16,514
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .79 % Shares Held Value (000's)
Money Market Funds - 3 .79%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
445,457 $ 445
TOTAL INVESTMENT COMPANIES $ 445
COMMON STOCKS - 96 .63 % Shares Held Value (000's)
Apparel - 2 .74%
Deckers Outdoor Corp
(b)
427 $ 173
Levi Strauss & Co 5,795 148
$ 321
Banks - 5 .01%
Signature Bank/New York NY 893 270
SVB Financial Group
(b)
459 318
$ 588
Biotechnology - 5 .37%
Arrowhead Pharmaceuticals Inc
(b)
874 61
Denali Therapeutics Inc
(b)
1,095 51
Fate Therapeutics Inc
(b)
759 42
Horizon Therapeutics Plc
(b)
3,272 340
Maravai LifeSciences Holdings Inc
(b)
2,971 136
$ 630
Building Materials - 5 .01%
Eagle Materials Inc 1,260 194
Summit Materials Inc
(b)
4,724 176
Trex Co Inc
(b)
1,641 218
$ 588
Chemicals - 2 .53%
Albemarle Corp 485 129
Element Solutions Inc 7,334 168
$ 297
Commercial Services - 3 .01%
Herc Holdings Inc 689 117
Korn Ferry 1,044 76
Paylocity Holding Corp
(b)
295 75
Robert Half International Inc 763 85
$ 353
Computers - 0 .63%
Globant SA
(b)
279 74
Diversified Financial Services - 3 .74%
Affiliated Managers Group Inc 1,250 213
Tradeweb Markets Inc 2,361 226
$ 439
Electrical Components & Equipment - 2 .04%
Acuity Brands Inc 283 57
Littelfuse Inc 609 182
$ 239
Energy - Alternate Sources - 4 .07%
Enphase Energy Inc
(b)
1,023 256
Plug Power Inc
(b)
5,558 221
$ 477
Engineering & Construction - 2 .44%
AECOM 1,764 122
WillScot Mobile Mini Holdings Corp
(b)
4,318 164
$ 286
Entertainment - 3 .84%
Churchill Downs Inc 695 156
International Game Technology PLC 5,424 146
Vail Resorts Inc 448 149
$ 451
Healthcare - Products - 9 .92%
Alphatec Holdings Inc
(b)
10,319 115
AtriCure Inc
(b)
2,033 129
Avantor Inc
(b)
6,363 251
Axonics Inc
(b)
1,233 67
Bio-Techne Corp 311 147
CONMED Corp 622 82
Natera Inc
(b)
1,381 126
Omnicell Inc
(b)
1,398 247
$ 1,164
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .68%
Meritage Homes Corp
(b)
1,745 $ 197
Home Furnishings - 0 .47%
Sonos Inc
(b)
1,737 55
Insurance - 0 .53%
BRP Group Inc
(b)
1,670 62
Internet - 2 .30%
Criteo SA ADR
(b)
3,481 131
Revolve Group Inc
(b)
1,832 139
$ 270
Machinery - Diversified - 3 .61%
Chart Industries Inc
(b)
1,027 179
Middleby Corp/The
(b)
1,401 245
$ 424
Mining - 0 .63%
Livent Corp
(b)
2,433 74
Oil & Gas - 2 .24%
Matador Resources Co 4,733 186
Ovintiv Inc 2,228 77
$ 263
Pharmaceuticals - 1 .38%
Option Care Health Inc
(b)
6,381 162
Retail - 6 .90%
Academy Sports & Outdoors Inc
(b)
4,668 208
BJ's Wholesale Club Holdings Inc
(b)
4,232 280
Boot Barn Holdings Inc
(b)
1,165 143
Floor & Decor Holdings Inc
(b)
1,380 178
$ 809
Semiconductors - 9 .83%
Ambarella Inc
(b)
1,162 209
Entegris Inc 1,864 272
MACOM Technology Solutions Holdings Inc
(b)
2,621 189
Monolithic Power Systems Inc 185 102
ON Semiconductor Corp
(b)
2,642 162
Synaptics Inc
(b)
497 140
Wolfspeed Inc
(b)
645 79
$ 1,153
Software - 15 .18%
Avalara Inc
(b)
1,075 150
Bill.com Holdings Inc
(b)
339 95
Dynatrace Inc
(b)
3,774 237
Evolent Health Inc
(b)
3,584 93
Manhattan Associates Inc
(b)
1,544 241
MongoDB Inc
(b)
463 231
Nutanix Inc
(b)
3,593 119
PubMatic Inc
(b)
1,806 71
Qualtrics International Inc
(b)
5,212 169
UiPath Inc
(b)
2,314 112
ZoomInfo Technologies Inc
(b)
4,259 263
$ 1,781
Telecommunications - 1 .53%
Arista Networks Inc
(b)
1,444 179
TOTAL COMMON STOCKS $ 11,336
Total Investments $ 11,781
Other Assets and Liabilities -  (0.42)% (49)
TOTAL NET ASSETS - 100.00% $ 11,732
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 25 .64%
Consumer, Non-cyclical 19 .68%
Consumer, Cyclical 15 .63%
Industrial 13 .10%
Financial 9 .28%
Energy 6 .31%
Communications 3 .83%
Money Market Funds 3 .79%
Basic Materials 3 .16%
Other Assets and Liabilities
( 0 .42 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 260 $ 1,294 $ 1,109 $ 445
$ 260 $ 1,294 $ 1,109 $ 445
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
Invesco Preferred ETF
(a)
482,133 $ 7,063
iShares Preferred & Income Securities ETF
(a)
406,057 15,597
$ 22,660
Money Market Funds - 1 .31%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
10,845,520 10,846
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
96,934,461 96,934
$ 107,780
TOTAL INVESTMENT COMPANIES $ 130,440
CONVERTIBLE PREFERRED STOCKS
- 0 .83 % Shares Held Value (000's)
Banks - 0 .83%
Bank of America Corp 7.25%
(f)
1,229 $ 1,743
Wells Fargo & Co 7.50%
(f)
45,130 66,161
$ 67,904
TOTAL CONVERTIBLE PREFERRED STOCKS $ 67,904
PREFERRED STOCKS - 8 .81 % Shares Held Value (000's)
Banks - 3 .12%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,540
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
201,624 5,373
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,070 54
Bank of America Corp 4.38%, 11/03/2025
(a),(f)
339,429 8,408
Bank of America Corp 5.00%, 09/17/2024
(f)
593 15
Bank of Hawaii Corp 4.38%, 08/01/2026
(f)
1,981 50
Citigroup Inc 6.88%, 11/15/2023
(a),(f)
414,370 11,229
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(f)
6,909 178
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 400
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
382,212 9,735
First Republic Bank/CA 4.00%, 08/30/2026
(f)
140,000 3,203
First Republic Bank/CA 4.13%, 10/30/2025
(f)
54 1
Fulton Financial Corp 5.13%, 01/15/2026
(a),(f)
450,381 11,615
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(f)
718,464 18,939
3 Month USD LIBOR + 3.64%
JPMorgan Chase & Co 4.75%, 12/01/2024
(f)
277,529 7,105
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 5,906
KeyCorp 6.13%, 12/15/2026
(a),(f)
746,390 22,041
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(f)
7,107 184
Morgan Stanley 5.85%, 04/15/2027
(f)
649,481 18,523
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(a),(f)
253 7
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(a),(f)
1,126,590 28,841
3 Month USD LIBOR + 4.07%
Regions Financial Corp 4.45%, 06/15/2026
(f)
305,618 7,549
Regions Financial Corp 5.70%, 05/15/2029
(a),(f)
328,950 9,017
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,315
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,110 9,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
475,202 12,308
US Bancorp 3.50%, 12/31/2021
(a),(f)
13,000 313
3 Month USD LIBOR + 0.60%
US Bancorp 3.75%, 01/15/2026
(a),(f)
13,090 303
US Bancorp 4.00%, 04/15/2026
(a),(f)
46,768 1,129
US Bancorp 5.50%, 10/15/2023
(f)
323 9
US Bancorp 6.50%, 01/15/2022
(a),(f)
230,506 5,841
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(a),(f)
170,096 5,159
3 Month USD LIBOR + 3.85%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 $ 4,910
Wells Fargo & Co 4.75%, 03/15/2025
(a),(f)
338,394 8,602
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,171 4,975
Wells Fargo & Co 5.85%, 09/15/2023
(f)
58,555 1,533
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(a),(f)
205,277 5,579
3 Month USD LIBOR + 3.69%
Western Alliance Bancorp 0.00%, 09/30/2026
(e),(f)
567,000 14,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 255,703
Diversified Financial Services - 0 .29%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 3,842
Affiliated Managers Group Inc 4.75%,
09/30/2060
8,000 202
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,873
Capital One Financial Corp 4.80%, 06/01/2025
(f)
167,734 4,296
Capital One Financial Corp 5.00%, 12/01/2024
(f)
345,769 8,962
Stifel Financial Corp 4.50%, 08/15/2026
(f)
110,647 2,718
$ 23,893
Electric - 1 .11%
Alabama Power Co 5.00%, 10/01/2022
(f)
566,787 14,623
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,558
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.63%, 03/15/2078
(a)
420 11
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,145
DTE Energy Co 4.38%, 12/01/2081 256,039 6,475
DTE Energy Co 5.25%, 12/01/2077 315,130 8,130
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,822
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 626
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 789
Georgia Power Co 5.00%, 10/01/2077 259,065 6,655
Interstate Power and Light Co 5.10%,
12/15/2021
(a),(f)
430,062 10,747
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
(a)
48,294 1,286
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
86,675 2,331
Southern Co/The 4.95%, 01/30/2080
(a)
238,836 6,336
Southern Co/The 5.25%, 12/01/2077 555,000 14,447
$ 90,981
Food - 0 .31%
Dairy Farmers of America Inc 7.88%,
12/30/2021
(f),(g)
16,000 1,584
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 23,866
$ 25,450
Gas - 0 .00%
Entergy New Orleans LLC 5.00%, 12/01/2052 2,663 67
NiSource Inc 6.50%, 03/15/2024
(f)
453 12
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
$ 79
Insurance - 0 .98%
Allstate Corp/The 4.75%, 01/15/2025
(f)
153,679 4,042
Allstate Corp/The 5.10%, 01/15/2053 537,816 14,021
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(a),(f)
7,000 185
American Financial Group Inc/OH 5.63%,
06/01/2060
(a)
126,116 3,579
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
101,502 2,689
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 398
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,358

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Equitable Holdings Inc 4.30%, 03/15/2026
(a),(f)
362,625 $ 8,978
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
470,039 12,249
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
(a)
1,028,497 26,587
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
(f)
27,969 716
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(f)
136,352 3,331
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
23,829 618
Voya Financial Inc 5.35%, 09/15/2029
(f)
72,909 2,057
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 1,833 48
$ 80,856
Pipelines - 0 .00%
Enbridge Inc 6.38%, 04/15/2078 420 11
3 Month USD LIBOR + 3.59%
REITs - 1 .42%
Federal Realty Investment Trust 5.00%,
09/29/2022
(f)
49,135 1,242
Hudson Pacific Properties Inc 0.00%, 11/16/2026
(a),(e),(f)
365,215 9,189
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 315
Kimco Realty Corp 5.25%, 12/20/2022
(f)
401,193 10,299
Prologis Inc 8.54%, 11/13/2026
(f)
161,000 11,230
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,847 101
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,489
Public Storage 0.00%, 11/19/2026
(a),(e),(f)
381,000 9,517
Public Storage 4.00%, 06/16/2026
(a),(f)
797,754 19,585
Public Storage 4.13%, 08/14/2025
(f)
316,800 7,948
Public Storage 4.63%, 06/17/2025
(a),(f)
277,658 7,266
Public Storage 4.70%, 11/15/2024
(f)
206,117 5,312
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 4,800
Public Storage 4.90%, 12/30/2021
(f)
4,647 117
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,530
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,436
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,344 9,738
Vornado Realty Trust 5.25%, 11/24/2025
(f)
200,306 5,146
Vornado Realty Trust 5.40%, 12/31/2021
(f)
3,742 94
$ 116,354
Savings & Loans - 0 .06%
People's United Financial Inc 5.63%, 12/15/2026
(a),(f)
94,067 2,605
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(f)
42,713 1,100
Washington Federal Inc 4.88%, 04/15/2026
(f)
55,040 1,405
$ 5,110
Sovereign - 0 .81%
CoBank ACB 6.13%, 01/01/2022
(f)
8,000 811
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 6,890
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,688
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 28,267
3 Month USD LIBOR + 4.01%
$ 66,656
Telecommunications - 0 .71%
AT&T Inc 4.75%, 02/18/2025
(f)
2,255,675 56,933
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,032
$ 57,965
TOTAL PREFERRED STOCKS $ 723,058
BONDS - 88 .00%
Principal
Amount (000's) Value (000's)
Banks - 50 .10%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 12,200 $ 13,786
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(f),(h),(i)
2,700 3,051
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
14,200 14,839
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
57,800 60,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
47,800 47,919
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(f),(h),(i)
60,600 64,994
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 03/17/2025
(f),(h)
5,175 5,576
3 Month USD LIBOR + 3.90%
6.25%, 09/05/2024
(f),(h)
30,786 32,633
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
46,995 52,761
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(a),(f),(h)
97,843 106,062
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 7,959
Bank of Montreal
1.85%, 05/01/2025 11,800 12,004
Bank of New York Mellon Corp/The
3.54%, 12/20/2021
(f)
70,400 70,506
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
38,575 38,810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(f),(h)
31,800 31,164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(f),(h)
19,803 20,719
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(f),(h)
12,400 13,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,118
4.90%, 06/04/2025
(f),(h)
51,100 54,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.86%, 06/15/2032
(f),(h)
517 696
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
(i)
1,951 2,063
Barclays PLC
4.38%, 03/15/2028
(f),(h),(i)
12,900 12,375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(f),(h),(i)
5,000 5,358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(f),(h),(i)
47,300 50,729
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 03/15/2022
(f),(h),(i)
30,065 30,467
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 06/15/2024
(f),(h),(i)
67,803 74,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.63%, 02/25/2031
(a),(f),(g),(h),(i)
$ 10,000 $ 9,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(f),(g),(h),(i)
39,300 41,835
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(f),(h),(i)
8,700 9,261
USD Swap Rate NY 5 Year + 4.15%
6.75%, 03/14/2022
(f),(h),(i)
525 531
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 08/16/2028
(f),(g),(h),(i)
2,500 2,893
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(f),(g),(h),(i)
100 113
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(f),(h),(i)
24,000 27,192
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,180
Citigroup Capital III
7.63%, 12/01/2036 3,300 4,863
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
55,000 54,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
15,110 15,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 01/30/2023
(f),(h)
14,775 15,106
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(f),(h)
10,973 11,669
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(f),(h)
86,606 97,227
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(f),(h)
20,000 19,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(f),(h)
62,097 68,278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(f),(h)
6,615 6,731
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(f),(h)
11,240 11,661
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
18,600 20,181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.73%, 02/15/2027
(g)
18,621 18,175
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),(i)
41,840 45,554
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
18,100 19,707
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
34,368 40,471
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 25,196
6.50%, 08/08/2023
(i)
6,000 6,501
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
4.50%, 09/03/2030
(a),(f),(g),(h),(i)
$ 8,900 $ 8,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(f),(g),(h),(i)
34,800 35,322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),(i)
11,000 11,618
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
7,400 7,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(f),(h),(i)
4,838 4,945
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(f),(g),(h),(i)
6,500 6,828
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(f),(g),(h),(i)
77,040 82,964
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(f),(h),(i)
10,000 10,505
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
5,500 5,755
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(f),(h),(i)
62,745 68,622
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(f),(h),(i)
4,775 4,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.50%, 03/26/2022
(f),(h),(i)
3,000 3,044
USD Swap Semi-Annual 5 Year + 5.08%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
13,525 14,336
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.12%, 01/15/2027 2,000 1,955
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(f),(h)
10,000 9,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(f),(h)
13,500 13,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(f),(h)
9,800 9,687
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(f),(h)
23,363 24,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
13,750 14,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
69,567 112,351
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(f),(h)
55,708 89,968
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
15,900 16,854
USD Swap Rate NY 5 Year + 3.75%
6.25%, 03/23/2023
(f),(h),(i)
2,000 2,068
USD Swap Rate NY 5 Year + 3.45%
6.37%, 03/30/2025
(f),(h),(i)
14,800 15,909
USD Swap Rate NY 5 Year + 4.37%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.38%, 09/17/2024
(f),(h),(i)
$ 3,300 $ 3,510
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
25,600 28,038
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
80,434 85,662
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
41,103 46,755
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(f),(h),(i)
39,100 36,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(f),(h),(i)
19,075 20,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
44,300 47,866
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
45,000 48,263
USD Swap Rate NY 5 Year + 4.20%
6.87%, 04/16/2022
(f),(h),(i)
69,986 71,156
USD Swap Rate NY 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(f),(g),(h),(i)
32,021 35,279
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
137,950 135,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.93%, 02/01/2022
(f)
24,318 24,386
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
3,125 3,150
Secured Overnight Financing Rate + 3.13%
6.00%, 08/01/2023
(f),(h)
6,385 6,577
3 Month USD LIBOR + 3.30%
6.10%, 10/01/2024
(f),(h)
3,015 3,192
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
163,984 176,078
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
16,131 17,401
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.87%, 07/01/2028 7,825 7,547
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,466
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
20,250 20,554
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
1,035 1,051
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
7.50%, 09/27/2025
(f),(h),(i)
22,500 25,565
USD Swap Semi-Annual 5 Year + 4.50%
7.50%, 06/27/2024
(f),(h),(i)
47,496 51,533
USD Swap Semi-Annual 5 Year + 4.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp
3.50%, 09/01/2026
(f),(h)
$ 9,835 $ 9,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(f),(h)
4,702 4,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(f),(h)
14,065 15,302
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
6,515 7,004
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(f),(g),(h),(i)
21,000 22,391
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(f),(h),(i)
5,000 5,331
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
2.45%, 09/30/2027
(f)
1,900 1,889
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(f),(h),(i)
35,000 38,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
22,825 26,448
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
42,131 45,001
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(f),(h),(i)
18,735 20,011
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
55,962 63,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
1,300 1,409
3 Month USD LIBOR + 3.20%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(f),(h)
17,200 16,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
3.81%, 02/01/2022
(f)
5,289 5,269
3 Month USD LIBOR + 3.68%
Regions Financial Corp
5.75%, 06/15/2025
(a),(f),(h)
16,750 18,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
32,800 34,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
11,800 11,962
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
4.75%, 05/26/2026
(f),(g),(h),(i)
16,300 16,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%
7.38%, 10/04/2023
(f),(g),(h),(i)
16,800 17,808
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(f),(g),(h),(i)
4,900 5,342
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(f),(h),(i)
14,000 15,263
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(f),(g),(h),(i)
26,660 30,717
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(f),(h),(i)
19,000 21,892
USD Swap Rate NY 5 Year + 5.87%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.30%, 08/19/2028
(f),(g),(h),(i)
$ 12,000 $ 11,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.87%, 03/15/2033
(h)
1,026 1,119
USD Swap Rate NY 5 Year + 1.97%
6.00%, 07/26/2025
(f),(h),(i)
8,000 8,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(f),(g),(h),(i)
15,000 16,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(f),(g),(h)
16,500 22,861
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
2,800 3,879
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
17,700 17,966
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 04/02/2022
(f),(h),(i)
23,500 23,853
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
25,000 26,375
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
3.71%, 03/15/2022
(f)
1,334 1,341
3 Month USD LIBOR + 3.60%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
22,100 22,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
12,350 12,072
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(f),(h)
26,800 26,633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(f),(h),(i)
16,400 16,866
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(f),(h),(i)
13,800 14,711
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
5,200 5,246
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.77%, 03/15/2028 9,022 8,747
3 Month USD LIBOR + 0.65%
0.82%, 05/15/2027 10,900 10,624
3 Month USD LIBOR + 0.67%
1.11%, 04/01/2027 7,000 6,920
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
99,300 102,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
43,690 46,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),(i)
20,000 19,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(f),(g),(h),(i)
17,000 16,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
6.88%, 08/07/2025
(f),(h),(i)
$ 16,933 $ 18,745
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
20,500 22,015
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
13,900 14,880
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(f),(h),(i)
25,700 28,461
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(f),(h),(i)
23,000 24,668
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(f),(h)
50,850 49,642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
1.27%, 01/15/2022
(f),(g)
1,500 1,280
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
0.62%, 01/15/2027 6,345 6,145
3 Month USD LIBOR + 0.50%
3.90%, 03/15/2026
(f),(h)
83,943 84,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(f),(h)
50,330 54,734
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 5,004
$ 4,109,872
Diversified Financial Services - 4 .99%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
31,900 32,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h)
8,500 8,542
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(f),(h)
50,000 49,375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(f),(h)
23,100 22,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(a),(f),(h)
96,500 96,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(f),(h)
106,727 115,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(a),(f),(h)
28,358 28,457
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(f),(g),(h)
19,750 19,750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Discover Financial Services
5.50%, 10/30/2027
(f),(h)
$ 6,107 $ 6,489
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(f),(h)
27,160 29,898
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 409,649
Electric - 5 .13%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,000 19,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
CMS Energy Corp
3.75%, 12/01/2050
(h)
2,000 1,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
120,652 126,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
95,019 98,820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
65,695 76,912
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
15,403 17,251
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.20%, 10/01/2066
(a)
20,264 19,304
3 Month USD LIBOR + 2.07%
2.24%, 06/15/2067 7,700 7,123
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,507
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 917
3 Month USD LIBOR + 3.16%
Southern Co/The
3.75%, 09/15/2051
(h)
21,700 21,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
14,700 14,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(h)
13,280 13,343
3 Month USD LIBOR + 3.63%
$ 420,553
Food - 0 .11%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
8,700 8,787
Gas - 0 .88%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
70,300 72,233
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .16%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18 .47%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allianz SE
3.20%, 10/30/2027
(f),(g),(h)
$ 5,800 $ 5,425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(f),(g),(h)
27,600 27,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,363
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,800 15,487
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 52,775
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,750 6,046
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
66,620 74,789
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,400 54,452
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
23,390 25,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 558
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(f),(g),(h)
27,793 38,354
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 31,708
Cloverie PLC for Swiss Reinsurance Co Ltd
4.50%, 09/11/2044
(h)
20,000 21,128
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,563
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(f),(h)
1,500 1,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.54%, 05/01/2067 21,920 21,236
3 Month USD LIBOR + 2.39%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
30,164 32,728
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
17,000 16,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 106,736
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 32,200
Lincoln National Corp
2.17%, 04/20/2067 43,198 37,962
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(h)
9,988 11,723
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 10,511
USD Swap Semi-Annual 5 Year + 4.23%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
$ 24,540 $ 33,374
MetLife Inc
3.85%, 09/15/2025
(f),(h)
51,000 51,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,870 25,884
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
63,475 93,950
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,463 85,959
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(f),(h)
520 592
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(f),(g),(h)
1,800 2,048
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(a),(g),(h)
10,700 10,860
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,359
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 96,596
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,200 3,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.75%, 01/21/2051
(h)
9,000 8,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
24,900 24,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(g),(h)
5,000 5,421
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 28,769
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
15,400 15,751
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,090
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,150 82,260
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
16,425 16,772
3 Month USD LIBOR + 4.18%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 63,315
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
18,300 18,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
4.00%, 09/14/2077
(a),(g),(h)
4,700 4,994
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 16,895
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,356
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 81,172
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
11,706 12,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
$ 54,000 $ 51,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,515,597
Oil & Gas - 0 .74%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
24,400 25,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(f),(h)
32,562 35,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 60,543
Pipelines - 4 .36%
Enbridge Inc
5.75%, 07/15/2080
(h)
65,201 72,148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
46,935 50,853
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
34,882 38,445
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,450 60,099
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
29,415 29,900
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.30%, 03/15/2077
(h)
6,000 6,223
3 Month USD LIBOR + 3.21%
5.50%, 09/15/2079
(h)
51,000 54,060
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(h)
42,281 45,980
3 Month USD LIBOR + 4.64%
$ 357,708
REITs - 0 .99%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
10,500 10,971
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 4,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 65,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 81,145
Sovereign - 0 .37%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
16,400 18,040
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
11,800 12,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 30,796
Telecommunications - 1 .21%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
24,000 23,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(h)
62,686 75,459
USD Swap Semi-Annual 5 Year + 4.87%
$ 98,965

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .49%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
$ 35,709 $ 39,905
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 7,218,845
TOTAL PURCHASED OPTIONS - 0.00% $ 19
Total Investments $ 8,140,266
Other Assets and Liabilities -  0.77% 63,357
TOTAL NET ASSETS - 100.00% $ 8,203,623
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $41,086 or 0.50% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $42,366 or 0.52% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,620,464 or 19.75% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,923,679 or 23.45% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81 .25%
Utilities 7 .12%
Energy 5 .10%
Communications 1 .92%
Money Market Funds 1 .31%
Government 1 .18%
Industrial 0 .65%
Consumer, Non-cyclical 0 .42%
Investment Companies 0 .28%
Purchased Options 0 .00%
Other Assets and Liabilities
0 .77%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales November 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 230,734 $ 470,076 $ 603,876 $ 96,934
$ 230,734 $ 470,076 $ 603,876 $ 96,934
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
March 2022
N/A 1,300 $ 1,300 $ 140 .00 12/27/2021 $ 25 $ — $ (25)
Call - US 10 Year Note Future;
March 2022
N/A 200 200 $ 134 .75 12/24/2021 7 6 (1)
Call - US Long Bond Future;
March 2022
N/A 400 400 $ 182 .00 12/27/2021 15 7 (8)
Call - US Long Bond Future;
March 2022
N/A 400 400 $ 182 .50 12/24/2021 20 6 (14)
Total $ 67 $ 19 $ (48)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2022 Short 1,500 $ 196,219 $ (2,293)
US Long Bond; March 2022 Short 800 129,700 (1,302)
Total $ (3,595)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
November 30, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

November 30, 2021 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap
Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.

November 30, 2021 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,165,617 $ — $ — $ 11,165,617
Investment Companies 4 — — 4
Total investments in securities $ 11,165,621 $ — $ — $ 11,165,621
Bond Market Index Fund
Bonds* — 283,432 — 283,432
Investment Companies 81,388 — — 81,388
Municipal Bonds* — 4,492 — 4,492
U.S. Government & Government Agency Obligations* — 592,040 — 592,040
Total investments in securities $ 81,388 $ 879,964 $ — $ 961,352
Capital Securities Fund
Bonds* — 1,178,095 — 1,178,095
Convertible Preferred Stocks
Financial 1,418 — — 1,418
Investment Companies 62,588 — — 62,588
Preferred Stocks
Energy 2,913 — — 2,913
Financial 8,409 — — 8,409
Government 608 6,121 — 6,729
Utilities 70 — — 70
U.S. Government & Government Agency Obligations* — 4,498 — 4,498
Total investments in securities $ 76,006 $ 1,188,714 $ — $ 1,264,720

November 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 370,888 $ — $ 370,888
Commodity Indexed Structured Notes* — 29,873 — 29,873
Common Stocks
Basic Materials 149,579 128,793 — 278,372
Communications — 2,979 341 3,320
Consumer, Cyclical 23,615 13,686 — 37,301
Consumer, Non-cyclical 73,307 91,244 19 164,570
Energy 351,418 95,343 4,940 451,701
Financial 330,518 142,156 — 472,674
Industrial 129,263 193,701 — 322,964
Technology 22,050 3,819 113 25,982
Utilities 249,306 206,028 — 455,334
Investment Companies 124,918 — — 124,918
Preferred Stocks
Industrial — 106 123 229
Senior Floating Rate Interests* — 415,634 — 415,634
U.S. Government & Government Agency Obligations* — 1,175,931 — 1,175,931
Purchased Interest Rate Swaptions — 3,317 — 3,317
Total investments in securities $ 1,453,974 $ 2,873,498 $ 5,536 $ 4,333,008
Derivative Assets
Commodity Contracts
Futures** 18,136 — — 18,136
Foreign Exchange Contracts
Foreign Currency Contracts — 437 — 437
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 6,329 — 6,329
Futures** 185 — — 185
Derivative Liabilities
Commodity Contracts
Futures** (45,3 65 ) — — (45,3 65 )
Foreign Exchange Contracts
Foreign Currency Contracts — (55) — (55)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (7,093) — (7,093)
Futures** (1,258) — — (1,258)
Interest Rate Swaptions — (3,456) — (3,456)
Edge MidCap Fund
Common Stocks
Basic Materials 14,142 — — 14,142
Communications 16,046 12,275 — 28,321
Consumer, Cyclical 66,188 — — 66,188
Consumer, Non-cyclical 100,791 — — 100,791
Energy 18,148 — — 18,148
Financial 81,038 — — 81,038
Industrial 124,567 — — 124,567
Technology 86,648 — — 86,648
Utilities 24,844 — — 24,844
Investment Companies 18,402 — — 18,402
Total investments in securities $ 550,814 $ 12,275 $ — $ 563,089
Global Multi-Strategy Fund
Bonds* — 139,056 679 139,735
Common Stocks
Basic Materials 9,514 4,288 — 13,802
Communications 22,612 2,552 — 25,164
Consumer, Cyclical 22,967 9,026 — 31,993
Consumer, Non-cyclical 35,103 14,587 — 49,690
Diversified 6,605 605 — 7,210
Energy 6,729 1,033 18 7,780
Financial 30,987 9,045 319 40,351
Industrial 23,613 11,560 — 35,173
Technology 38,878 3,596 337 42,811

November 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Utilities $ 3,240 $ 1,642 $ — $ 4,882
Convertible Bonds* — 3,647 — 3,647
Convertible Preferred Stocks
Communications — 509 — 509
Consumer, Non-cyclical 138 — — 138
Energy 23 — 2,569 2,592
Financial 436 — — 436
Technology 175 — — 175
Credit Linked Structured Notes* — 4,111 — 4,111
Investment Companies 110,269 — — 110,269
Preferred Stocks
Basic Materials — 400 — 400
Consumer, Cyclical 69 — — 69
Senior Floating Rate Interests* — 1,175 30 1,205
U.S. Government & Government Agency Obligations* — 4,738 — 4,738
Purchased Options 916 — — 916
Total investments in securities $ 312,274 $ 211,570 $ 3,952 $ 527,796
Short Sales
Common Stocks
Basic Materials (4,026) (3,137) — (7,163)
Communications (2,857) (1,529) — (4,386)
Consumer, Cyclical (4,364) (5,111) — (9,475)
Consumer, Non-cyclical (7,801) (6,473) — (14,274)
Diversified — (503) — (503)
Energy (884) (421) — (1,305)
Financial (4,759) (5,018) — (9,777)
Industrial (5,966) (6,698) — (12,664)
Technology (7,365) (2,193) — (9,558)
Utilities (1,864) (762) — (2,626)
Preferred Stocks
Consumer, Cyclical — (170) — (170)
Consumer, Non-cyclical — (395) — (395)
Total Short Sales $ (39,886) $ (32,410) $ — $ (72,296)
Derivative Assets
Credit Contracts
Credit Default Swaps — 531 — 531
Commodity Contracts
Futures** 4 83 — — 4 83
Equity Contracts
Futures** 1,356 — — 1,356
Total Return Equity Basket Swaps — 1,3 72 — 1,3 72
Foreign Exchange Contracts
Foreign Currency Contracts — 5,706 — 5,706
Futures** 33 — — 33
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 647 — 647
Futures** 296 — — 296
Total Return Swaps — 1 — 1
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (7) — (7)
Commodity Contracts
Futures** (2,451) — — (2,451)
Equity Contracts
Futures** (1,783) — — (1,783)
Written Options (596) — — (596)
Total Return Equity Basket Swaps — (412) — (412)
Foreign Exchange Contracts
Foreign Currency Contracts — (3,076) — (3,076)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (435) — (435)
Futures** (1,091) — — (1,091)
Total Return Swaps — (11) — (11)

November 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks
Basic Materials $ — $ 75,398 $ — $ 75,398
Communications 3,631 60,180 — 63,811
Consumer, Cyclical 146 155,872 — 156,018
Consumer, Non-cyclical 1,595 294,173 — 295,768
Diversified — 2,211 — 2,211
Energy — 41,381 — 41,381
Financial 168 222,476 — 222,644
Industrial 497 163,231 — 163,728
Technology 1,296 77,408 — 78,704
Utilities — 37,610 — 37,610
Investment Companies 40,464 — — 40,464
Preferred Stocks
Basic Materials — 216 — 216
Consumer, Cyclical — 3,555 — 3,555
Consumer, Non-cyclical — 975 — 975
Industrial — 1,250 — 1,250
Total investments in securities $ 47,797 $ 1,135,936 $ — $ 1,183,733
Derivative Liabilities
Equity Contracts
Futures** (125) — — (125)
International Small Company Fund
Common Stocks
Basic Materials 30,570 48,091 — 78,661
Communications 2,725 55,394 — 58,119
Consumer, Cyclical 5,998 132,686 — 138,684
Consumer, Non-cyclical 11,870 125,257 — 137,127
Diversified — 3,796 — 3,796
Energy 22,370 12,510 — 34,880
Financial 18,251 210,482 — 228,733
Industrial 24,800 225,177 — 249,977
Technology 28,655 92,868 — 121,523
Utilities 18,887 9,296 — 28,183
Investment Companies 27,913 — — 27,913
Preferred Stocks
Industrial — 3,728 — 3,728
Total investments in securities $ 192,039 $ 919,285 $ — $ 1,111,324
Opportunistic Municipal Fund
Investment Companies 1,481 — — 1,481
Municipal Bonds* — 185,663 267 185,930
Total investments in securities $ 1,481 $ 185,663 $ 267 $ 187,411
Origin Emerging Markets Fund
Common Stocks
Basic Materials 70,918 333,376 — 404,294
Communications 81,211 207,744 — 288,955
Consumer, Cyclical — 237,480 — 237,480
Consumer, Non-cyclical 92,024 157,206 — 249,230
Energy — 191,083 — 191,083
Financial 38,720 672,190 — 710,910
Industrial — 409,589 — 409,589
Technology 172,068 810,442 — 982,510
Utilities — 92,192 — 92,192
Investment Companies 77,802 — — 77,802
Preferred Stocks 18,683 — — 18,683
Total investments in securities $ 551,426 $ 3,111,302 $ — $ 3,662,728

November 30, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of November 3 0 , 2021 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small-MidCap Dividend Income Fund
Common Stocks* $ 1,085,391 $ — $ — $ 1,085,391
Investment Companies 16,514 — — 16,514
Total investments in securities $ 1,101,905 $ — $ — $ 1,101,905
Small-MidCap Growth Fund
Common Stocks* 11,336 — — 11,336
Investment Companies 445 — — 445
Total investments in securities $ 11,781 $ — $ — $ 11,781
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 7,218,845 — 7,218,845
Convertible Preferred Stocks
Financial 67,904 — — 67,904
Investment Companies 130,440 — — 130,440
Preferred Stocks
Communications 57,965 — — 57,965
Consumer, Non-cyclical — 25,450 — 25,450
Energy 11 — — 11
Financial 475,376 6,540 — 481,916
Government 811 65,845 — 66,656
Utilities 91,060 — — 91,060
Purchased Options 19 — — 19
Total investments in securities $ 823,586 $ 7,316,680 $ — $ 8,140,266
Derivative Liabilities
Interest Rate Contracts
Futures** (3,595) — — (3,595)